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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-05430

SSgA Funds
(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington			98402
(Address of principal executive offices)			(Zip code)

Gregory J. Lyons, Secretary and Chief Legal Officer 909 A Street Tacoma, Washington 98402 253-439-2406
(Name and address of agent for service)

Registrant’s telephone number, including area code:		253-572-9500

Date of fiscal year end:	August 31

Date of reporting period:	September 1, 2008 to February 28, 2009

Item 1. Reports to Stockholders

LIFE SOLUTIONS FUNDS

LS Balanced Fund

LS Balanced Fund – Class R

LS Growth Fund

LS Growth Fund – Class R

LS Income and Growth Fund

LS Income and Growth Fund – Class R

Semiannual Report

February 28, 2009

SSgA Funds
Life SolutionsSM Funds

Semiannual Report

February 28, 2009 (Unaudited)

"SSgA" is a registered trademark and "Life SolutionsSM" is a registered service mark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

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SSgA Life Solutions

Balanced Fund

Shareholder Expense Example — February 28, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from September 1, 2008 to February 28, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2008	$1,000.00	$1,000.00
Ending Account Value February 28, 2009	$744.90	$1,022.56
Expenses Paid During Period *	$1.95	$2.26

* Expenses are equal to the Fund's expense ratio of 0.45% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value September 1, 2008	$1,000.00	$1,000.00
Ending Account Value February 28, 2009	$742.10	$1,019.93
Expenses Paid During Period *	$4.23	$4.91

* Expenses are equal to the Fund's expense ratio of 0.98% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Life Solutions Balanced Fund
3

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SSgA Life Solutions
Balanced Fund

Schedule of Investments — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $
Investments - 100.1%
Bonds - 42.2%
SPDR Barclays Capital Aggregate Bond ETF	168,248	9,089
SPDR Barclays Capital TIPS ETF	5,490	258
SSgA Bond Market Fund	22,889	181
SSgA High Yield Bond Fund	81,013	478
		10,006
Domestic Equities - 48.2%
SSgA Core Edge Equity Fund	670,951	4,140
SSgA Enhanced Small Cap Fund	18,838	97
SSgA S&P 500 Index Fund	586,452	7,137
SSgA Small Cap Fund	7,153	79
		11,453
International Equities - 9.5%
SSgA International Stock Selection Fund	352,215	2,251

	Shares	Market Value $
Short-Term Investments - 0.2%
SSgA Money Market Fund	56,756	57
Total Investments - 100.1% (identified cost $27,939)		23,767
Other Assets and Liabilities, Net - (0.1%)		(32)
Net Assets - 100.0%		23,735

Presentation of Portfolio Holdings — February 28, 2009 (Unaudited)

Categories	% of Net Assets
Bonds	42.2
Domestic Equities	48.2
International Equities	9.5
Short-Term Investments	0.2
Total Investments	100.1
Other Assets and Liabilities, Net	(0.1)
100.0

See accompanying notes which are an integral part of the financial statements.

Life Solutions Balanced Fund
5

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SSgA Life Solutions
Growth Fund

Shareholder Expense Example — February 28, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from September 1, 2008 to February 28, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2008	$1,000.00	$1,000.00
Ending Account Value February 28, 2009	$660.30	$1,022.56
Expenses Paid During Period *	$1.85	$2.26

* Expenses are equal to the Fund's expense ratio of 0.45% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value September 1, 2008	$1,000.00	$1,000.00
Ending Account Value February 28, 2009	$659.50	$1,020.08
Expenses Paid During Period *	$3.91	$4.76

* Expenses are equal to the Fund's expense ratio of 0.95% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Life Solutions Growth Fund
7

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SSgA Life Solutions
Growth Fund

Schedule of Investments — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $
Investments - 100.5%
Bonds - 21.4%
SPDR Barclays Capital Aggregate Bond ETF	26,455	1,429
SPDR Barclays Capital TIPS ETF	1,980	93
SSgA Bond Market Fund	3,633	29
SSgA High Yield Bond Fund	27,523	162
		1,713
Domestic Equities - 64.1%
SSgA Core Edge Equity Fund	319,114	1,969
SSgA Enhanced Small Cap Fund	18,361	95
SSgA S&P 500 Index Fund	246,091	2,995
SSgA Small Cap Fund	6,692	74
		5,133
International Equities - 14.8%
SSgA International Stock Selection Fund	185,541	1,186

	Shares	Market Value $
Short-Term Investments - 0.2%
SSgA Money Market Fund	17,710	18
Total Investments - 100.5% (identified cost $9,927)		8,050
Other Assets and Liabilities, Net - (0.5%)		(44)
Net Assets - 100.0%		8,006

Presentation of Portfolio Holdings — February 28, 2009 (Unaudited)

Categories	% of Net Assets
Bonds	21.4
Domestic Equities	64.1
International Equities	14.8
Short-Term Investments	0.2
Total Investments	100.5
Other Assets and Liabilities, Net	(0.5)
100.0

See accompanying notes which are an integral part of the financial statements.

Life Solutions Growth Fund
9

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SSgA Life Solutions
Income and Growth Fund

Shareholder Expense Example — February 28, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from September 1, 2008 to February 28, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2008	$1,000.00	$1,000.00
Ending Account Value February 28, 2009	$834.80	$1,022.56
Expenses Paid During Period *	$2.05	$2.26

* Expenses are equal to the Fund's expense ratio of 0.45% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value September 1, 2008	$1,000.00	$1,000.00
Ending Account Value February 28, 2009	$833.30	$1,020.13
Expenses Paid During Period *	$4.27	$4.71

* Expenses are equal to the Fund's expense ratio of 0.94% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Life Solutions Income and Growth Fund
11

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SSgA Life Solutions
Income and Growth Fund

Schedule of Investments — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $
Investments - 100.8%
Bonds - 60.2%
SPDR Barclays Capital Aggregate Bond ETF	48,496	2,619
SPDR Barclays Capital TIPS ETF	1,100	52
SSgA Bond Market Fund	30,062	238
SSgA High Yield Bond Fund	17,096	101
		3,010
Domestic Equities - 35.3%
SSgA Core Edge Equity Fund	95,287	588
SSgA S&P 500 Index Fund	96,980	1,180
		1,768
International Equities - 5.0%
SSgA International Stock Selection Fund	39,207	251

	Shares	Market Value $
Short-Term Investments - 0.3%
SSgA Money Market Fund	12,944	13
Total Investments - 100.8% (identified cost $5,568)		5,042
Other Assets and Liabilities, Net - (0.8%)		(38)
Net Assets - 100.0%		5,004

Presentation of Portfolio Holdings — February 28, 2009 (Unaudited)

Categories	% of Net Assets
Bonds	60.2
Domestic Equities	35.3
International Equities	5.0
Short-Term Investments	0.3
Total Investments	100.8
Other Assets and Liabilities, Net	(0.8)
100.0

See accompanying notes which are an integral part of the financial statements.

Life Solutions Income and Growth Fund
13

SSgA
Life Solutions Funds

Statements of Assets and Liabilities — February 28, 2009 (Unaudited)

Amounts in thousands	Life Solutions Balanced Fund	Life Solutions Growth Fund	Life Solutions Income and Growth Fund
Assets
Investments, at identified cost	$27,939	$9,927	$5,568
Investments, at market	23,767	8,050	5,042
Receivables:
Investments sold	10	15	28
Fund shares sold	2	1	1
From Advisor	10	12	8
Total assets	23,789	8,078	5,079
Liabilities
Payables:
Fund shares redeemed	12	33	40
Accrued fees to affiliates	20	17	15
Other accrued expenses	22	22	20
Total liabilities	54	72	75
Net Assets	$23,735	$8,006	$5,004
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(11)	$18	$61
Accumulated net realized gain (loss)	(7,717)	(4,107)	(1,948)
Unrealized appreciation (depreciation) on investments	(4,172)	(1,877)	(526)
Shares of beneficial interest	3	1	1
Additional paid-in capital	35,632	13,971	7,416
Net Assets	$23,735	$8,006	$5,004
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class*	$8.32	$7.65	$8.63
Net assets	$22,940,392	$7,631,471	$4,566,757
Shares outstanding ($.001 par value)	2,757,738	997,746	529,052
Net asset value per share: Class R*	$8.34	$7.68	$8.60
Net assets	$794,581	$374,755	$437,701
Shares outstanding ($.001 par value)	95,331	48,822	50,907

*  Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities
14

SSgA
Life Solutions Funds

Statements of Operations — For the Period Ended February 28, 2009 (Unaudited)

Amounts in thousands	Life Solutions Balanced Fund	Life Solutions Growth Fund	Life Solutions Income and Growth Fund
Investment Income
Income distributions from Underlying Funds	$405	$135	$98
Expenses
Fund accounting fees	14	14	14
Distribution fees - Institutional Class	4	2	1
Distribution fees - Class R	1	—	—
Transfer agent fees	27	27	27
Professional fees	12	13	12
Registration fees	22	22	22
Shareholder servicing fees - Institutional Class	9	7	4
Shareholder servicing fees - Class R	2	1	1
Insurance fees	1	—	—
Printing fees	3	2	1
Miscellaneous	4	2	3
Expenses before reductions	99	90	85
Expense reductions	(40)	(68)	(72)
Net expenses	59	22	13
Net investment income (loss)	346	113	85
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(3,481)	(1,996)	(577)
Net realized gain (loss)	(3,481)	(1,996)	(577)
Net change in unrealized appreciation (depreciation) on investments	(4,518)	(2,207)	(524)
Net realized and unrealized gain (loss)	(7,999)	(4,203)	(1,101)
Net Increase (Decrease) in Net Assets from Operations	$(7,653)	$(4,090)	$(1,016)

See accompanying notes which are an integral part of the financial statements.

Statements of Operations
15

SSgA
Life Solutions Funds

Statements of Changes in Net Assets

	Life Solutions Balanced Fund		Life Solutions Growth Fund
Amounts in thousands	Six Months Ended February 28, 2009 (Unaudited)	Fiscal Year Ended August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	Fiscal Year Ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$346	$2,197	$113	$1,449
Net realized gain (loss)	(3,481)	2,441	(1,996)	3,779
Net change in unrealized appreciation (depreciation)	(4,518)	(9,362)	(2,207)	(8,408)
Net increase (decrease) in net assets from operations	(7,653)	(4,724)	(4,090)	(3,180)
Distributions
From net investment income
Institutional Class	(725)	(2,429)	(175)	(1,511)
Class R	(14)	(72)	(5)	(37)
From net realized gain
Institutional Class	—	—	—	—
Class R	—	—	—	—
Net decrease in net assets from distributions	(739)	(2,501)	(180)	(1,548)
Share Transactions
Net increase (decrease) in net assets from share transactions	3,200	(23,775)	306	(21,701)
Total Net Increase (Decrease) in Net Assets	(5,192)	(31,000)	(3,964)	(26,429)
Net Assets
Beginning of period	28,927	59,927	11,970	38,399
End of period	$23,735	$28,927	$8,006	$11,970
Undistributed (overdistributed) net investment income included in net assets	$(11)	$382	$18	$85

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets
16

	Life Solutions Income and Growth Fund
Amounts in thousands	Six Months Ended February 28, 2009 (Unaudited)	Fiscal Year Ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$85	$723
Net realized gain (loss)	(577)	(115)
Net change in unrealized appreciation (depreciation)	(524)	(1,782)
Net increase (decrease) in net assets from operations	(1,016)	(1,174)
Distributions
From net investment income
Institutional Class	(291)	(836)
Class R	(13)	(15)
From net realized gain
Institutional Class	(6)	(253)
Class R	—	(5)
Net decrease in net assets from distributions	(310)	(1,109)
Share Transactions
Net increase (decrease) in net assets from share transactions	(1,522)	(10,232)
Total Net Increase (Decrease) in Net Assets	(2,848)	(12,515)
Net Assets
Beginning of period	7,852	20,367
End of period	$5,004	$7,852
Undistributed (overdistributed) net investment income included in net assets	$61	$280

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets
17

SSgA
Life Solutions Funds
Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)(a)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Life Solutions Balanced Fund
Institutional Class
February 28, 2009*	11.52	.13	(3.04)	(2.91)	(.29)	—	(.29)
August 31, 2008	13.18	.53	(1.64)	(1.11)	(.55)	—	(.55)
August 31, 2007	12.66	.44	.50	.94	(.42)	—	(.42)
August 31, 2006	11.97	.27	.60	.87	(.18)	—	(.18)
August 31, 2005	11.02	.25	.96	1.21	(.26)	—	(.26)
August 31, 2004	10.28	.20	.73	.93	(.19)	—	(.19)
Class R
February 28, 2009*	11.42	.10	(3.02)	(2.92)	(.16)	—	(.16)
August 31, 2008	13.05	.45	(1.60)	(1.15)	(.48)	—	(.48)
August 31, 2007	12.54	.31	.55	.86	(.35)	—	(.35)
August 31, 2006	11.91	.11	.68	.79	(.16)	—	(.16)
August 31, 2005	11.02	.05	1.11	1.16	(.27)	—	(.27)
August 31, 2004 (1)	10.74	.03	.25	.28	—	—	—
Life Solutions Growth Fund
Institutional Class
February 28, 2009*	11.82	.11	(4.10)	(3.99)	(.18)	—	(.18)
August 31, 2008	13.77	.64	(2.01)	(1.37)	(.58)	—	(.58)
August 31, 2007	12.79	.37	.97	1.34	(.36)	—	(.36)
August 31, 2006	11.78	.15	.96	1.11	(.10)	—	(.10)
August 31, 2005	10.53	.15	1.26	1.41	(.16)	—	(.16)
August 31, 2004	9.67	.10	.89	.99	(.13)	—	(.13)
Class R
February 28, 2009*	11.77	.08	(4.08)	(4.00)	(.09)	—	(.09)
August 31, 2008	13.67	.47	(1.88)	(1.41)	(.49)	—	(.49)
August 31, 2007	12.69	.31	.94	1.25	(.27)	—	(.27)
August 31, 2006	11.75	.02	1.02	1.04	(.10)	—	(.10)
August 31, 2005	10.53	.07	1.31	1.38	(.16)	—	(.16)
August 31, 2004 (1)	10.31	.01	.21	.22	—	—	—
Life Solutions Income and Growth Fund
Institutional Class
February 28, 2009*	11.04	.15	(1.95)	(1.80)	(.59)	(.02)	(.61)
August 31, 2008	12.51	.50	(1.29)	(.79)	(.52)	(.16)	(.68)
August 31, 2007	12.42	.47	.06	.53	(.44)	—	(.44)
August 31, 2006	12.05	.36	.26	.62	(.25)	—	(.25)
August 31, 2005	11.43	.32	.61	.93	(.31)	—	(.31)
August 31, 2004	10.85	.28	.55	.83	(.25)	—	(.25)
Class R
February 28, 2009*	10.97	.12	(1.93)	(1.81)	(.54)	(.02)	(.56)
August 31, 2008	12.39	.44	(1.25)	(.81)	(.45)	(.16)	(.61)
August 31, 2007	12.31	.37	.08	.45	(.37)	—	(.37)
August 31, 2006	12.01	.21	.33	.54	(.24)	—	(.24)
August 31, 2005	11.43	.23	.68	.91	(.33)	—	(.33)
August 31, 2004 (1)	11.09	.04	.30	.34	—	—	—

*  For the six months ended February 28, 2009 (unaudited).
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Recognition of net investment income by the Funds is affected by the timing of the declaration of dividends by the Underlying Funds in which the Funds invest.
(1)  For the period May 14, 2004 (commencement of sale) to August 31, 2004.
(c)  The calculation includes only those expenses charged directly to the Funds and does not include expenses charged to the Underlying Funds in which the Funds invest.
(d)  May reflect amounts waived and/or reimbursed by the investment adviser.
(e)  Periods less than one year are not annualized.
(f)  The ratios for periods less than one year are annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
18

	$ Net Asset Value, End of Period	% Total Return(e)	$ Net Assets, end of period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(d)(f)	% Ratio of Expenses to Average Net Assets, Gross(c)(f)	% Ratio of Net Investment Income to Average Net Assets(c)(d)(f)	% Portfolio Turnover Rate(e)
Life Solutions Balanced Fund
Institutional Class
February 28, 2009*	8.32	(25.51)	22,940	.45	.77	2.76	32
August 31, 2008	11.52	(8.73)	27,962	.44	.45	4.27	94
August 31, 2007	13.18	7.51	58,036	.33	.33	3.31	31
August 31, 2006	12.66	7.37	81,570	.31	.31	2.24	29
August 31, 2005	11.97	11.04	87,363	.33	.33	2.17	32
August 31, 2004	11.02	9.13	91,449	.29	.29	1.83	46
Class R
February 28, 2009*	8.34	(25.79)	795	.98	1.30	2.18	32
August 31, 2008	11.42	(9.10)	965	.98	.99	3.71	94
August 31, 2007	13.05	6.91	1,891	.90	.90	2.40	31
August 31, 2006	12.54	6.71	1,340	.88	.88	.87	29
August 31, 2005	11.91	10.66	30	.81	.81	.45	32
August 31, 2004 (1)	11.02	2.61	10	.23	.23	1.00	46
Life Solutions Growth Fund
Institutional Class
February 28, 2009*	7.65	(33.97)	7,631	.45	1.90	2.44	45
August 31, 2008	11.82	(10.38)	11,379	.45	.72	4.97	75
August 31, 2007	13.77	10.53	37,358	.45	.45	2.74	30
August 31, 2006	12.79	9.45	51,495	.42	.42	1.21	29
August 31, 2005	11.78	13.44	48,399	.45	.47	1.34	25
August 31, 2004	10.53	10.27	47,687	.39	.39	.96	55
Class R
February 28, 2009*	7.68	(34.05)	375	.95	2.40	1.87	45
August 31, 2008	11.77	(10.65)	591	.85	1.12	3.72	75
August 31, 2007	13.67	9.86	1,041	1.01	1.01	2.37	30
August 31, 2006	12.69	8.92	1,208	.95	.95	.14	29
August 31, 2005	11.75	13.19	20	.74	.76	.68	25
August 31, 2004 (1)	10.53	2.13	10	.37	.37	.33	55
Life Solutions Income and Growth Fund
Institutional Class
February 28, 2009*	8.63	(16.52)	4,567	.45	3.11	3.16	44
August 31, 2008	11.04	(6.59)	7,604	.45	1.10	4.33	99
August 31, 2007	12.51	4.30	19,939	.45	.70	3.67	32
August 31, 2006	12.42	5.27	28,382	.45	.60	3.00	30
August 31, 2005	12.05	8.28	27,958	.45	.68	2.73	35
August 31, 2004	11.43	7.74	27,639	.45	.56	2.47	48
Class R
February 28, 2009*	8.60	(16.67)	437	.94	3.60	2.54	44
August 31, 2008	10.97	(6.80)	248	.86	1.53	3.81	99
August 31, 2007	12.39	3.66	428	1.02	1.27	3.00	32
August 31, 2006	12.31	4.56	375	.98	1.14	1.66	30
August 31, 2005	12.01	8.10	19	.74	.97	1.96	35
August 31, 2004 (1)	11.43	3.07	10	.46	.59	1.24	48

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
19

SSgA
Life Solutions Funds

Notes to Financial Statements — February 28, 2009 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprising of 21 investment portfolios that were in operation as of February 28, 2009. These financial statements report on three funds: the SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund and SSgA Life Solutions Income and Growth Fund, each, a "Fund" and collectively referred to as the "Funds". Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees ("the Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Class R shares of the Investment Company, which became effective on July 31, 2003, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

On October 16, 2008, the SSgA Funds' Board of Trustees approved a plan to liquidate SSgA Core Opportunities Fund, SSgA Aggressive Equity Fund, SSgA Concentrated Growth Opportunities Fund, SSgA International Growth Opportunities Fund and SSgA Large Cap Value Fund. The liquidation occurred on December 12, 2008.

The Funds are designed primarily for tax-advantaged retirement accounts and other long-term investment strategies. Each Fund allocates its assets by investing in shares of a combination of the Investment Company's portfolios and exchange-traded funds (the "Underlying Funds") that are advised or sponsored by SSgA Funds Management, Inc. ("SSgA FM" or the "Advisor") or its affiliates. This arrangement is referred to as a "fund of funds". The table below illustrates the equity, bond and short-term fund asset allocation ranges for each Fund.

Asset Allocation Ranges
Asset Class/Underlying Fund	Balanced Fund	Growth Fund	Income and Growth Fund
Equities*	40 - 80%	60 - 100%	20 - 60%
US Equities
SSgA Core Edge Equity Fund
SSgA Enhanced Small Cap
SSgA S&P 500 Index Fund
SSgA Small Cap Fund
International Equities
SSgA International Stock Selection Fund
Bonds	20 - 60%	0 - 40%	40 - 80%
SSgA Bond Market Fund
SSgA High Yield Bond Fund
SSgA SPDR Barclays Capital Aggregate Bond ETF
SSgA SPDR Barclays Capital TIPS ETF
Short Term Assets	0 - 20%	0 - 20%	0 - 20%
SSgA Money Market Fund

* International equities are included in the total equity exposure indicated above and should not exceed the listed percentages.

Objectives of the Underlying Funds

The Life Solutions Funds are comprised of various combinations of the Underlying Funds. The Board has approved investment in all of the Underlying Funds presented above. The investment objectives of the Underlying Funds utilized by the Life Solutions Funds are listed below.

SPDR Barclays Capital Aggregate Bond ETF

To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the US dollar denominated investment grade bond market.

Notes to Financial Statements
20

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

SPDR Barclays Capital TIPS ETF

To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Barclays U.S. Government Inflation-linked Bond Index.

SSgA Core Edge Equity Fund

To seek to achieve long term capital appreciation over the course of an economic cycle by investing its assets (including the proceeds from securities sold short) primarily in large and medium capitalization equity securities whose underlying valuation or business fundamentals indicate prospects for growth, while selling short the equity securities of companies that have deteriorating business fundamentals and/or valuations.

SSgA Enhanced Small Cap Fund

To maximize total return through investment primarily in small capitalization equity securities.

SSgA S&P 500 Index Fund

To seek to replicate the total return of the S&P 500 Index.

SSgA Small Cap Fund

To maximize total return through investment in equity securities; under normal market conditions, at least 80% of total assets will be invested in securities of smaller capitalized issuers.

SSgA International Stock Selection Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

SSgA Bond Market Fund

To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Barclays Capital U.S. Aggregate Bond Index.

SSgA High Yield Bond Fund

To maximize total return by investing primarily in fixed income securities, including, but not limited to, those represented by the Barclays Capital US Corporate High Yield Bond Index.

SSgA Money Market Fund

To maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar denominated securities with remaining maturities of one year or less.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange.

The Underlying Funds value portfolio securities according to Securities Valuation Procedures approved by the Board, including Market Value Procedures and Fair Value Procedures described below.

Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price. Securities traded on a domestic securities exchange or where markets do not offer an official

Notes to Financial Statements
21

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

closing price, are valued at the last sale price. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of settlement price. Index swap contracts are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the net asset value ("NAV") per share.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) State Street Bank and Trust Company, (the "Custodian"), or Russell Fund Services Company, (the "Administrator"), determines that a market quotation is inaccurate.

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' net asset value fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of fund shares is determined may be reflected in the Investment Company's calculation of net asset values for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund's NAV.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the net asset value of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Notes to Financial Statements
22

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

Inputs used in valuing the Funds' investments carried at value for the period ended February 28, 2009 were as follows:

	Balanced Fund	Growth Fund	Income and Growth Fund
	Investments in Securities	Investments in Securities	Investments in Securities
Level 1	$23,767,343	$8,049,731	$5,042,110
Level 2	—	—	—
Level 3	—	—	—
	$23,767,343	$8,049,731	$5,042,110

As of February 28, 2009, there were no Level 3 securities held by the Funds.

On April 9, 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff position ("FSP") No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management is currently evaluating the impact the adoption FSP 157-4161 will have on the Funds' or Investment Company's financial statement disclosures.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Distributions of income and capital gains are recorded from the Underlying Funds on the ex-dividend date.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

The following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first. At August 31, 2008, the capital loss carryovers and expiration dates are as follows:

	Expiration year
Funds	08/31/2011	08/31/2012	Total
Balanced Fund	$203,577	$609,595	$813,172
Growth Fund	1,749,661	—	1,749,661
Income and Growth Fund	—	—	—

As of February 28, 2009, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Balanced	Growth	Income and Growth
Cost of Investments for Tax Purposes	$28,651,026	$10,329,294	$5,727,736
Gross Tax Unrealized Appreciation	7,015	7,527	2,085
Gross Tax Unrealized Depreciation	(4,890,698)	(2,287,090)	(687,711)
Net Tax Unrealized Appreciation (Depreciation)	$(4,883,683)	$(2,279,563)	$(685,626)

Notes to Financial Statements
23

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

As permitted by tax regulations, the Funds intend to defer a net realized capital loss incurred from November 1, 2007 to August 31, 2008 in the amount of $2,770,018 and $1,232,531 for the Balanced Fund and Income and Growth Fund respectively, and treat it as arising in the fiscal year 2009.

The Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("FIN 48"), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. The Funds adopted the provisions of FIN 48 on September 1, 2007. Management has reviewed the Funds tax positions for the years that remain open (2005-2008), and concluded that adoption had no effect on the Funds financial position or results of operations. As of February 28, 2009, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. These differences primarily relate to wash sale deferrals, capital loss carryforwards, and post October losses. Permanent differences between book and tax accounting are reclassified to paid-in-capital.

Expenses

Most expenses can be directly attributed to each fund. Expenses of the Investment Company which cannot be directly attributed to a fund are allocated among the funds based principally on their relative average net assets. Expenses included in the accompanying Statements of Operations reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.

The Life Solutions Funds offer Institutional and Class R Shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Derivatives

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' or Investment Company's financial statement disclosures.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Notes to Financial Statements
24

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

3.  Investment Transactions

Securities

During the period ended February 28, 2009, purchases and sales of the Underlying Funds, excluding money market funds, aggregated to the following:

Funds	Purchases	Sales
Balanced Fund	$11,921,494	$8,263,297
Growth Fund	4,876,266	4,280,020
Income and Growth Fund	2,422,863	3,918,258

4.  Related Parties

Advisor

SSgA Funds Management, Inc. (the "Advisor") manages the Funds pursuant to a written investment advisory agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of the Funds in accordance with their investment objectives, policies, and limitations.

The Funds are not charged a fee by the Advisor. However, each Fund pays advisory fees to the Advisor indirectly as a shareholder in the Underlying Funds. The Funds will bear their proportionate share of any investment advisory fees and other expenses paid by the Underlying Funds. Each Underlying Fund pays the Advisor a fee, calculated daily and paid monthly that on an annual basis is equal to a certain percentage of each Underlying Fund's average daily net assets.

If the total expenses of the Institutional Class are above its cap, the Advisor will waive its advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional Class. If thereafter the total expenses for Class R remain above the total expense cap in effect for the distribution (12b-1) and Class R, then State Street Global Markets, LLC (the "Distributor") which is a wholly-owned subsidiary of State Street Corporation, will waive up to 0.70% of the average daily net assets of the distribution (12b-1) and Service Fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full 0.70% of the average daily net assets of Class R and Class R remains above the total expense cap, then the Advisor will reimburse Class R for all expenses to the level of its cap. If only Class R is above its respective expense cap, the Distributor will waive up to 0.70% of the average daily net assets the of Distribution (12b-1) and Service Fee. If after waiving the full 0.70% of the average daily net assets of Class R Service Fee and Class R remains above the total expense cap, then the Advisor will reimburse Class R for all expenses to the level of the cap.

The Advisor has contractually agreed to waive up to the full amount of the Funds' advisory fee and reimburse the Institutional Class and Class R for all expenses of the Institutional Class in excess of 0.45% of average daily net assets on an annual basis until December 31, 2009 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver for the Balanced Fund Institutional Class and Class R for the period ended February 28, 2009 was $39,154 and $1,330, respectively. The total amount of the waiver for the Growth Fund Institutional Class and Class R for the period ended February 28, 2009 was $65,085 and $3,230, respectively. The total amount of the waiver for the Income and Growth Fund Institutional Class and Class R for the period ended February 28, 2009 was $69,152 and $3,254, respectively.

The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street Bank and Trust Company ("State Street") to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such

Notes to Financial Statements
25

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

distribution and/or service fees incurred by the participating fund. As of February 28, 2009, $87,410 of the Central Fund's net assets represents investments by these Funds.

Boston Financial Data Services ("BFDS") a joint venture of DST Systems, Inc., and State Street Corporation serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund.

The Funds have entered into arrangements with State Street Corporation whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. As of February 28, 2009, there were no custody credits.

Administrator

Russell Fund Services Company ("RFSC" or the "Administrator") serves as the Investment Company's Administrator, pursuant to an Administration Agreement dated January 1, 2008 (the "Administration Agreement"). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company's operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company ("RIMCo").

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement dated March 1, 2002, as amended, between the Investment Company and the Distributor, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company maintains a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts. Each Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively, the "Agents"), as well as several unaffiliated services providers.

For these services, each Institutional Class pays a maximum of 0.13%, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents. For the period ended February 28, 2009, each Institutional Class paid the following shareholder servicing expenses to the Agents:

Funds	Global Markets	CitiStreet
Balanced Fund	$712	$2,839
Growth Fund	79	3,227
Income and Growth Fund	2	1,486

Each Institutional Class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

Payments to the Distributor, as well as payments to service organizations from each institutional class, are not permitted by the Plan to exceed 0.25% of each institutional class' average net asset value per year. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the 0.25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. Each class' liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of each class' shareholders have the right, however, to terminate the Plan and all payments thereunder at anytime. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan's termination or noncontinuance. There were no expenses carried over as of February 28, 2009.

Notes to Financial Statements
26

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

Class R

The Investment Company maintains a distribution plan with respect to the Class R Shares pursuant to Rule 12b-1 (the "R Plan") under the 1940 Act. The R Plan allows a fund to pay fees for the sale and distribution of fund shares and for services provided to shareholders by the Distributor or other financial intermediaries. Payments to the Distributor for distribution, marketing, shareholder and administrative services provided to a fund by the Distributor or a financial intermediary are not permitted by the R Plan to exceed 0.70% of a class' average daily net asset value on an annual basis. The Distributor pays financial intermediaries for shareholder and administrative services provided to a fund out of the fee the Distributor receives from the fund. Fees paid to the financial intermediaries providing these services are not permitted by the R Plan to exceed 0.65% of a class' average daily net asset value on an annual basis. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long the R Plan is in effect. There were no carryover expenses as of February 28, 2009.

Under the R Plan, the Funds have a distribution agreement with the Distributor. For these services, Class R pays the Distributor 0.05% of the daily net asset value. For the period ended February 28, 2009, this amounted to:

Funds	Global Markets
Balanced Fund	$207
Growth Fund	111
Income and Growth Fund	61

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Accrued fees payable to affiliates as of February 28, 2009 were as follows:

	Balanced	Growth	Income and Growth
Fund accounting fees	$4,566	$4,470	$4,561
Shareholder servicing fees	6,485	3,363	1,982
Transfer agent fees	8,845	8,900	8,717
	$19,896	$16,733	$15,260

Beneficial Interest

As of February 28, 2009, the following table includes shareholders (all of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%
Balanced	4	90.7
Growth	3	86.7
Income and Growth	2	77.7

Notes to Financial Statements
27

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

Transactions With Affiliated Companies

A company is an affiliate of the Fund within the meaning of the Investment Company Act of 1940 if, among other things, the Fund owns at least 5% of the voting securities of the company or if the Fund and the company are under common control. Each Underlying Fund is an affiliate of the Fund. Transactions with the Underlying Funds during the period ended February 28, 2009 were as follows:

	Purchase Cost	Sales Cost	Income Distributions	Capital Gains Distributions
Balanced Fund
SPDR Barclays Capital Aggregate Bond ETF	$—	$2,434,499	$222,247	$—
SPDR Barclays Capital TIPS ETF	252,740	—	—	—
SSgA Bond Market	555,787	505,350	3,751	—
SSgA Core Edge Equity	836,473	—	1,117	—
SSgA Enhanced Small Cap	117,865	—	—	—
SSgA High Yield Bond	529,273	—	16,313	—
SSgA International Stock Selection	1,389,708	7,810	50,380	—
SSgA Money Market	300,119	1,165,848	2,605	—
SSgA S&P 500 Index	7,702,109	413,072	32,352	—
SSgA Small Cap	100,000	—	—	—
	$11,784,074	$4,526,579	$328,765	$—
Growth Fund
SPDR Barclays Capital Aggregate Bond ETF	$—	$894,428	$40,764	$—
SPDR Barclays Capital TIPS ETF	91,172	—	—	—
SSgA Bond Market	198,878	282,167	2,109	—
SSgA Core Edge Equity	127,627	110,371	564	—
SSgA Enhanced Small Cap	121,188	3,031	—	—
SSgA High Yield Bond	207,940	31,662	6,499	—
SSgA International Stock Selection	601,224	22,760	29,232	—
SSgA Money Market	50,286	393,061	1,020	—
SSgA S&P 500 Index	3,311,524	231,155	10,878	—
SSgA Small Cap	95,500	—	—	—
	$4,805,339	$1,968,635	$91,066	$—
Income and Growth Fund
SPDR Barclays Capital Aggregate Bond ETF	$—	$1,749,115	$67,975	$—
SPDR Barclays Capital TIPS ETF	50,631	—	—	—
SSgA Bond Market	405,308	573,968	5,006	—
SSgA Core Edge Equity	206,434	325,164	150	—
SSgA Enhanced Small Cap	—	—	—	—
SSgA High Yield Bond	151,394	41,674	3,890	—
SSgA International Stock Selection	205,794	69,144	4,790	—
SSgA Money Market	143,107	376,224	592	—
SSgA S&P 500 Index	1,306,222	313,031	6,586	—
SSgA Small Cap	—	—	—	—
	$2,468,890	$3,448,320	$88,989	$—

Notes to Financial Statements
28

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

5.  Fund Share Transactions

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
Balanced Fund	February 28, 2009	August 31, 2008	February 28, 2009	August 31, 2008
Institutional
Proceeds from shares sold	363	988	$3,466	$12,480
Proceeds from reinvestment of distributions	78	193	725	2,427
Payments for shares redeemed	(111)	(3,158)	(1,092)	(37,970)
	330	(1,977)	3,099	(23,063)
Class R
Proceeds from shares sold	23	49	$214	$592
Proceeds from reinvestment of distributions	1	6	14	71
Payments for shares redeemed	(14)	(115)	(127)	(1,375)
	10	(60)	101	(712)
Total net increase (decrease)	340	(2,037)	$3,200	$(23,775)
Growth Fund
Institutional
Proceeds from shares sold	92	348	$831	$4,494
Proceeds from reinvestment of distributions	20	115	175	1,510
Payments for shares redeemed	(77)	(2,213)	(689)	(27,372)
	35	(1,750)	317	(21,368)
Class R
Proceeds from shares sold	10	33	$85	$417
Proceeds from reinvestment of distributions	—	3	4	37
Payments for shares redeemed	(12)	(62)	(100)	(787)
	(2)	(26)	(11)	(333)
Total net increase (decrease)	33	(1,776)	$306	$(21,701)
Income and Growth Fund
Institutional
Proceeds from shares sold	67	304	$637	$3,508
Proceeds from reinvestment of distributions	33	92	298	1,088
Payments for shares redeemed	(260)	(1,302)	(2,708)	(14,691)
	(160)	(906)	(1,773)	(10,095)
Class R
Proceeds from shares sold	31	10	$274	$117
Proceeds from reinvestment of distributions	1	2	12	20
Payments for shares redeemed	(4)	(24)	(35)	(274)
	28	(12)	251	(137)
Total net increase (decrease)	(132)	(918)	$(1,522)	$(10,232)

Notes to Financial Statements
29

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

6.  Interfund Lending Program

The Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility. Portfolios of the Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. For the period ended February 28, 2009, the Funds did not utilize the Interfund Lending Program.

Notes to Financial Statements
30

SSgA
Life Solutions Funds

Shareholder Requests for Additional Information — February 28, 2009 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Financial Statements of the Underlying Funds can be obtained by calling the Funds at (800)647-7327.

Shareholder Requests for Additional Information
31

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers —
February 28, 2009 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 21 funds. The first table provides information about trustees who are interested persons. The second table provides information about the independent trustees. The third table provides information about the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2008 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2003 to Present, Senior Managing Director; Chairman, SSgA Investment Committee, State Street Global Advisors; • 2006 to Present, Trustee, Berea College; and • 2008 to Present, Chairman, Financial Service Sector Coordinating Counsel.	21	Listed under Principal Occupations

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 909 A Street Tacoma, WA 98402	Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees	• Until December 2008, Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	21	Listed under Principal Occupations

William L. Marshall Born December 12, 1942 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
32

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Born November 3, 1956 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	21	Listed under Principal Occupations

Patrick J. Riley Born November 30, 1948 909 A Street Tacoma, WA 98402	Trustee since 1988 Independent Chairman of the Board since January 2009 Member (ex officio), Audit Committee Member (ex officio), Governance Committee Member (ex officio), Valuation Committee Member (ex officio), Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to 2008, Associate Justice, Commonwealth of Massachusetts Superior Court (Retired); • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
33

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Born October 31, 1945 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	21	Listed under Principal Occupations

Bruce D. Taber Born April 25, 1947 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Henry W. Todd Born May 4, 1947 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
34

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds, Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Mark E. Swanson Born November 26, 1963 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc., Russell Investment Management Company, and Russell Fund Services Company.

Julie B. Piatelli Born August 5, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is chosen and qualified by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999-2004, Senior Manager, PricewaterhouseCoopers LLC.

Gregory J. Lyons Born August 24, 1960 909 A Street Tacoma, WA 98402	Secretary since 2007 and Chief Legal Officer since 2008	Until successor is chosen and qualified by Trustees	• US General Counsel and Assistant Secretary, Frank Russell Company,
• Director and Assistant Secretary, Russell Insurance Agency, Inc.;
• Secretary, Russell Investment Management Company, Russell Financial Services, Inc., and Russell Fund Services Company;
• Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds; and
• Secretary and US General Counsel, Russell Trust Company, Russell Institutional Funds Management LLC.

Disclosure of Information about Fund Trustees and Officers
35

SSgA
Life Solutions Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson

Shawn C.D. Johnson

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley, Chairman

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James E. Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Gregory J. Lyons, Secretary and Chief Legal Officer

Rick Chase, Assistant Treasurer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Sandra G. Richardson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company
909 A Street
Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Fund Management and Service Providers
36

LSSAR-02/09 (51901)

MONEY MARKET FUNDS

Money Market Fund

US Government Money Market Fund

Tax Free Money Market Fund

Semiannual Report

February 28, 2009

SSgA Funds
Money Market Funds

Semiannual Report

February 28, 2009 (Unaudited)

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

This page has been intentionally left blank.

SSgA
Money Market Fund

Shareholder Expense Example — February 28, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2008 to February 28, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2008	$1,000.00	$1,000.00
Ending Account Value February 28, 2009	$1,007.30	$1,022.76
Expenses Paid During Period *	$2.04	$2.06

* Expenses are equal to the Fund's expense ratio of 0.41% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) On an annual basis and based on average daily net assets, the annualized expense ratio is 0.40%, as contractually agreed to by the advisor. The contractual waiver is exclusive of the expenses related to the US Treasury Guarantee Program. Note 7 in the Notes to the Financial Statements detail the fees incurred for the participation in this program.

Money Market Fund
3

This page has been intentionally left blank.

SSgA
Money Market Fund

Schedule of Investments — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Asset-Backed Commercial Paper - 10.0%
Alpine Securitization Corp. (l)	250,000	0.450	04/13/09	249,865
Aspen Funding Corp. (l)	50,000	1.950	03/04/09	49,992
Aspen Funding Corp. (l)	130,000	0.720	03/25/09	129,938
Gemini Securities Corp. (l)	100,000	0.600	04/06/09	99,940
Newport Funding Corp. (l)	100,000	0.600	03/27/09	99,957
Nieuw Amsterdam Receivable Corp. (l)	100,000	0.850	04/14/09	99,896
Solitaire Funding LLC (l)	250,000	0.650	03/20/09	249,914
Total Asset-Backed Commercial Paper (amortized cost $979,502)				979,502
Corporate Bonds and Notes - 6.8%
Bank of America Corp. (next reset date 05/26/09) (Ê)	100,000	1.449	08/25/09	100,000
Bank of America Corp. (next reset date 04/03/09) (Ê)(l)	100,000	1.625	10/03/09	100,000
General Electric Capital Corp. (next reset date 03/24/09) (Ê)	200,000	0.513	09/24/09	200,000
Procter & Gamble International Funding SCA (next reset date 03/09/09) (Ê)	80,000	2.216	09/09/09	80,011
Royal Bank of Scotland (next reset date 03/15/09) (Ê)(l)	31,000	2.396	10/09/09	31,000
US Bank NA	150,000	2.950	03/12/09	150,121
Total Corporate Bonds and Notes (amortized cost $661,132)				661,132
Domestic Certificates of Deposit - 2.8%
Bank of America Corp.	50,000	2.150	03/17/09	50,000
Chase Bank	225,000	0.400	04/07/09	225,000
Total Domestic Certificates of Deposit (amortized cost $275,000)				275,000
Domestic Commercial Paper - 3.3%
General Electric Capital Corp.	35,000	0.500	03/26/09	34,988
General Electric Capital Corp.	150,000	0.500	03/27/09	149,946
General Electric Capital Corp.	40,000	0.700	05/19/09	39,939
JPMorgan Chase & Co.	100,000	2.910	03/10/09	99,927
Total Domestic Commercial Paper (amortized cost $324,800)				324,800
Domestic Time Deposit - 1.4%
Citibank NA Nassau	141,233	0.190	03/02/09	141,233
Total Domestic Time Deposit (amortized cost $141,233)				141,233
Eurodollar Certificates of Deposit - 6.9%
Commonwealth Bank of Australia	130,000	0.900	05/12/09	130,000
ING Bank N.V.	150,000	1.490	03/16/09	150,000
ING Bank N.V.	100,000	1.410	04/08/09	100,000
ING Bank N.V.	100,000	1.220	05/12/09	100,000

Money Market Fund
5

SSgA
Money Market Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
National Australia Bank, Ltd.	200,000	0.600	04/16/09	200,000
Total Eurodollar Certificates of Deposit (amortized cost $680,000)				680,000
Foreign Commercial Paper - 11.8%
Australia and New Zealand Banking Group, Ltd. (l)	28,000	1.990	03/18/09	27,974
Australia and New Zealand Banking Group, Ltd. (l)	28,000	1.990	03/23/09	27,966
Banco Bilbao Vizcaya Argentaria SA (l)	250,000	0.900	05/13/09	249,544
DnB Nor Bank ASA (l)	150,000	0.850	05/14/09	149,738
National Australia Bank, Ltd. (l)	51,000	1.750	03/06/09	50,988
National Australia Bank, Ltd. (l)	125,000	0.720	04/20/09	124,875
Societe Generale	400,000	1.940	03/19/09	399,612
Westpac Banking Corp. (l)	43,000	1.940	03/04/09	42,993
Westpac Banking Corp. (l)	43,000	1.940	03/05/09	42,990
Westpac Banking Corp. (l)	43,000	1.940	03/06/09	42,988
Total Foreign Commercial Paper (amortized cost $1,159,668)				1,159,668
United States Government Agencies - 2.1%
Federal National Mortgage Assocation (next reset date 04/13/09)(Ê)	200,000	1.244	07/13/10	200,000
Total United States Government Agencies (amortized cost $200,000)				200,000
Yankee Certificates of Deposit - 30.4%
Banco Bilbao Vizcaya Argentaria SA	100,000	2.215	03/05/09	100,000
Banco Bilbao Vizcaya Argentaria SA	100,000	1.070	04/07/09	100,001
Bank of Nova Scotia	195,000	0.740	05/18/09	195,000
Barclays Bank PLC	190,000	2.000	03/11/09	190,000
Barclays Bank PLC	200,000	0.630	04/06/09	200,000
Barclays Bank PLC	75,000	1.620	07/13/09	75,000
BNP Paribas SA	150,000	1.960	04/09/09	150,000
BNP Paribas SA	50,000	0.900	07/14/09	50,000
Calyon NY	150,000	2.200	03/11/09	150,000
Calyon NY	250,000	1.200	04/07/09	250,000
Lloyds TSB Group PLC	150,000	1.130	04/13/09	150,000
Lloyds TSB Group PLC	300,000	1.180	05/13/09	300,000
Rabobank	300,000	1.700	03/02/09	300,000
Rabobank	100,000	0.550	04/09/09	100,000
Royal Bank of Canada	150,000	0.700	05/22/09	150,000
Societe Generale	75,000	0.850	04/13/09	75,000
Svenska Handelsbanken AB	400,000	0.935	05/13/09	400,004
Toronto Dominion Bank	40,000	2.130	04/03/09	40,000
Total Yankee Certificates of Deposit (amortized cost $2,975,005)				2,975,005
Total Investments - 75.5% (amortized cost $7,396,340)				7,396,340

Money Market Fund
6

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Money Market Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Repurchase Agreements - 24.5%
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of $800,000 dated February 27, 2009, at 0.280% to be repurchased at $800,019 on March 2, 2009, collateralized by: $816,982 par various United States Government Agency Mortgage Obligations, valued at $816,000	800,000
Agreement with Barclays Capital, Inc. and The Bank of New York, Inc. (Tri-Party) of 200,000 dated February 27, 2009, at 0.260% to be repurchased at $200,004 on March 2, 2009, collateralized by: $189,778 par various United States Government Agency Mortgage Obligations, valued at $204,000	200,000
Agreement with Barclays Capital, Inc. and The Bank of New York, Inc. (Tri-Party) of $800,000 dated February 27, 2009, at 0.270% to be repurchased at $800,018 on March 2, 2009, collateralized by: $766,635 par various United States Government Agency Mortgage Obligations, valued at $816,005	800,000
Agreement with Goldman Sachs and The Bank of New York, Inc. (Tri-Party) of $200,000 dated February 27, 2009, at 0.270% to be repurchased at $200,005 on March 2, 2009, collateralized by: $1,550,124 par various United States Government Agency Mortgage Obligations, valued at $204,000	200,000
Agreement with UBS Securities, LLC and JPMorgan Chase & Co. (Tri-Party) of $400,000 dated February 27, 2009, at 0.250% to be repurchased at $400,008 on March 2, 2009, collateralized by: $388,727 par various United States Government Agency Mortgage Obligations, valued at $408,004	400,000
Total Repurchase Agreements (identified cost $2,400,000)	2,400,000
Total Investments and Repurchase Agreements - 100.0% (cost $9,796,340)(†)	9,796,340
Other Assets and Liabilities, Net - 0.0%	3,441
Net Assests - 100.0%	9,799,781

See accompanying notes which are an integral part of the financial statements.
7

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Money Market Fund

Presentation of Portfolio Holdings — February 28, 2009 (Unaudited)

Categories	% of Net Assets
Asset-Backed Commercial Paper	10.0
Corporate Bonds and Notes	6.8
Domestic Certificates of Deposit	2.8
Domestic Commercial Paper	3.3
Domestic Time Deposit	1.4
Eurodollar Certificates of Deposit	6.9
Foreign Commercial Paper	11.8
United States Government Agencies	2.1
Yankee Certificates of Deposit	30.4
Repurchase Agreements	24.5
Total Investments and Repurchase Agreements	100.0
Other Assets and Liabilities, Net	—	*
	100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.
8

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US Government Money Market Fund

Shareholder Expense Example — February 28, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2008 to February 28, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2008	$1,000.00	$1,000.00
Ending Account Value February 28, 2009	$1,004.00	$1,022.96
Expenses Paid During Period *	$1.84	$1.86

* Expenses are equal to the Fund's expense ratio of 0.37% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

US Government Money Market Fund
9

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US Government Money Market Fund

Schedule of Investments — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
United States Government Agencies - 49.7%
Federal Home Loan Bank	180,000	2.710	04/03/09	180,000
Federal Home Loan Bank (next reset date 03/02/09) (Ê)	75,000	0.550	04/23/09	75,000
Federal Home Loan Bank (Ê)	150,000	1.036	05/13/09	150,095
Federal Home Loan Bank (next reset date 03/09/09) (Ê)	55,000	0.448	01/08/10	55,000
Federal Home Loan Mortgage Corp.	70,000	0.700	03/02/09	69,999
Federal Home Loan Mortgage Corp.	130,000	0.710	03/02/09	129,997
Federal Home Loan Mortgage Corp.	100,000	0.380	04/28/09	99,939
Federal Home Loan Mortgage Corp.	100,000	0.400	05/11/09	99,921
Federal Home Loan Mortgage Corp.	400,000	0.510	07/01/09	399,309
Federal Home Loan Mortgage Corp.	300,000	0.510	07/06/09	299,460
Federal Home Loan Mortgage Corp.(next reset date 03/18/09) (Ê)	50,000	0.435	09/18/09	50,019
Federal Home Loan Mortgage Corp. (next reset date 03/02/09) (Ê)	150,000	0.670	01/08/10	150,000
Federal National Mortgage Association Discount Note	150,000	0.750	03/12/09	149,966
Federal National Mortgage Association Discount Note	300,000	0.480	06/25/09	299,536
Federal National Mortgage Association Discount Note	300,000	0.470	07/02/09	299,518
Federal National Mortgage Association Discount Note (next reset date 04/13/09) (Ê)	50,000	1.244	07/13/10	50,000
Total United States Government Agencies (amortized cost $2,557,759)				2,557,759
Total Investments - 49.7% (amortized cost $2,557,759)				2,557,759
Repurchase Agreements - 50.3%
Agreement with Barclays Capital, Inc. and The Bank of New York, Inc. (Tri-Party) of $200,000 dated February 27, 2009, at 0.270% to be repurchased at $200,005 on March 2, 2009, collateralized by: $208,605 par United States Government Agency Obligations, valued at $204,001				200,000
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party) of $200,000 dated February 27, 2009, at 0.270% to be repurchased at $200,005 on March 2, 2009, collateralized by: $189,976 par United States Government Agency Obligations, valued at $204,005				200,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $787,710 dated February 27, 2009, at 0.270% to be repurchased at $787,728 on March 2, 2009, collateralized by: $774,695 par various United States Government Agency Obligations, valued at $803,465				787,710
Agreement with HSBC Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $800,000 dated February 27, 2009, at 0.270% to be repurchased at $800,018 on March 2, 2009, collateralized by: $781,406 par United States Government Agency Obligations, valued at $816,000				800,000
Agreement with ING Financial Markets LLC and JP Morgan Chase & Co. (Tri-Party) of $200,000 dated February 27, 2009, at 0.270% to be repurchased at $200,004 on March 2, 2009, collateralized by: $194,341 par United States Government Agency Obligations, valued at $204,004				200,000
Agreement with JPMorgan Chase Securities and JPMorgan Chase & Co. (Tri-Party) of $200,000 dated February 27, 2009, at 0.270% to be repurchased at $200,005 on March 2, 2009, collateralized by: $192,352 par various United States Government Agency Obligations, valued at $204,004				200,000

US Government Money Market Fund
11

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US Government Money Market Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with UBS Warburg, LLC and JP Morgan Chase & Co. (Tri-Party) of $200,000 dated February 27, 2009, at 0.270% to be repurchased at $200,005 on March 2, 2009, collateralized by: $193,090 par United States Government Agency Obligations, valued at $204,001	200,000
Total Repurchase Agreements (identified cost $2,587,710)	2,587,710
Total Investments and Repurchase Agreements - 100.0% (cost $5,145,469)(†)	5,145,469
Other Assets and Liabilities, Net - 0.0%	795
Net Assets - 100.0%	5,146,264

See accompanying notes which are an integral part of the financial statements.
12

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US Government Money Market Fund

Presentation of Portfolio Holdings — February 28, 2009 (Unaudited)

Categories	% of Net Assets
United States Government Agencies	49.7
Repurchase Agreements	50.3
Total Investments and Repurchase Agreements	100.0
Other Assets and Liabilities, Net	—	*
	100.0
*Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.
13

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Tax Free Money Market Fund

Shareholder Expense Example — February 28, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2008 to February 28, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2008	$1,000.00	$1,000.00
Ending Account Value February 28, 2009	$1,008.90	$1,022.27
Expenses Paid During Period *	$2.54	$2.56

* Expenses are equal to the Fund's expense ratio of 0.51% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Tax Free Money Market Fund
15

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Tax Free Money Market Fund

Schedule of Investments — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Short-Term Tax-Exempt Obligations - 86.4%
Alaska - 0.9%
Alaska Housing Finance Corp. Revenue Bonds, weekly demand (Ê)(µ)	2,250	0.830	07/01/22	2,250
Arizona - 3.0%
Phoenix Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	5,000	0.580	11/01/42	5,000
Pima County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,400	0.750	12/01/22	2,400
				7,400
California - 3.6%
Bay Area Toll Authority Revenue Bonds, weekly demand (Ê)	5,000	0.400	04/01/45	5,000
California School Cash Reserve Program Authority Certificate Of Participation (µ)	2,000	3.000	07/06/09	2,009
Metropolitan Water District of Southern California Revenue Bonds, weekly demand (Ê)	1,710	0.350	07/01/25	1,710
				8,719
Colorado - 4.1%
Colorado Housing & Finance Authority Revenue Bonds, weekly demand (Ê)	1,500	0.550	11/01/21	1,500
Colorado Housing & Finance Authority Revenue Bonds, weekly demand (Ê)	725	0.550	10/01/30	725
Denver City & County Colorado General Obligation Unlimited	4,000	5.500	08/01/09	4,078
Southern Ute Indian Tribe of Southern Ute Indian Reservation Revenue Bonds, weekly demand (Ê)	3,700	0.630	11/01/31	3,700
				10,003
Connecticut - 1.0%
Connecticut State Health & Educational Facility Authority Revenue Bonds, weekly demand (Ê)	2,500	0.350	07/01/29	2,500
Delaware - 2.1%
Delaware Valley Regioinal Financial Authority Revenue Bonds, weekly demand (Ê)(µ)	5,110	1.670	08/01/28	5,110
District of Columbia - 1.1%
District of Columbia General Obligation Unlimited, weekly demand (Ê)(µ)	1,090	3.250	06/01/15	1,090
District of Columbia General Obligation Unlimited, weekly demand (Ê)(µ)	1,700	3.250	06/01/30	1,700
				2,790
Florida - 1.0%
Dade County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,410	0.750	01/01/16	2,410
Georgia - 5.3%
Georgia Local Government Certificate of Participatioin Certificate Of Participation, weekly demand (Ê)	7,880	4.140	12/01/22	7,880
Georgia Local Government Certificate of Participatioin Certificate Of
Participation, weekly demand (Ê)(µ)	5,000	3.670	06/01/28	5,000
				12,880

Tax Free Money Market Fund
17

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Tax Free Money Market Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Idaho - 1.4%
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	1,500	1.250	01/01/33	1,500
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	2,000	1.250	07/01/33	2,000
				3,500
Illinois - 5.5%
County of Will Illinois Revenue Bonds, weekly demand (Ê)(µ)	3,340	2.150	12/01/25	3,340
Illinois Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	3,400	0.630	03/01/27	3,400
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	1,200	0.530	01/01/36	1,200
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,150	0.560	04/01/41	3,150
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	2,300	0.630	08/01/15	2,300
				13,390
Indiana - 2.4%
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, weekly demand (Ê)(µ)	6,000	3.500	01/01/33	6,000
Maine - 1.9%
Regional Waste Systems, Inc. Revenue Bonds, weekly demand (Ê)	700	1.100	07/01/12	700
State of Maine General Obligation Unlimited	3,820	4.000	05/15/09	3,838
				4,538
Maryland - 5.3%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	9,000	0.530	07/01/34	9,000
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,000	0.470	04/01/35	4,000
				13,000
Massachusetts - 2.8%
Commonwealth of Massachusetts General Obligation Unlimited, weekly demand (Ê)(µ)	4,000	1.670	08/01/30	4,000
Massachusetts Bay Transportation Authority Revenue Bonds, weekly demand (Ê)(l)	1,000	0.650	07/01/30	1,000
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	1,925	2.500	07/01/27	1,925
				6,925
Michigan - 1.8%
Jackson County Economic Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,500	2.000	12/01/14	1,500
Michigan Municipal Bond Authority Revenue Bonds, weekly demand (Ê)	995	0.600	10/01/21	995
Michigan State Housing Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,000	4.500	06/01/30	2,000
				4,495
Minnesota - 0.4%
University of Minnesota Revenue Bonds	1,075	5.000	08/01/09	1,094

Tax Free Money Market Fund
18

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Tax Free Money Market Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Nevada - 1.3%
Nevada Housing Division Revenue Bonds, weekly demand (Ê)(µ)	1,200	1.000	04/01/31	1,200
Nevada Housing Division Revenue Bonds, weekly demand (Ê)	1,900	0.730	10/15/33	1,900
				3,100
New Hampshire - 2.6%
New Hampshire Business Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	1,900	0.630	01/01/18	1,900
New Hampshire Health & Education Facilities Authority Revenue Bonds, weekly demand (Ê)	4,500	0.430	06/01/32	4,500
				6,400
New Jersey - 0.8%
New Jersey Transportation Trust Fund Authority Revenue Bonds	2,050	5.500	06/15/09	2,072
New York - 5.3%
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,000	1.520	08/01/11	1,000
Long Island Power Authority Revenue Bonds, weekly demand (Ê)(µ)	2,300	0.480	05/01/33	2,300
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	2,000	0.530	11/01/22	2,000
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	3,435	1.750	11/01/22	3,435
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	4,160	0.350	11/15/22	4,160
				12,895
North Carolina - 7.0%
Charlotte-Mecklenburg Hospital Authority Revenue Bonds, weekly demand (Ê)(µ)	9,040	4.000	01/15/46	9,040
Mecklenburg County North Carolina General Obligation Unlimited	1,040	5.000	04/01/09	1,044
Mecklenburg County North Carolina General Obligation Unlimited, weekly demand (Ê)	1,000	0.600	03/01/15	1,000
Mecklenburg County North Carolina General Obligation Unlimited, weekly demand (Ê)	1,010	0.650	02/01/22	1,010
New Hanover County North Carolina General Obligation Unlimited, weekly demand (Ê)	1,000	0.610	02/01/26	1,000
Piedmont Triad Airport Authority Revenue Bonds, weekly demand (µ)(æ)	1,200	6.375	07/01/16	1,231
State of North Carolina General Obligation Unlimited	1,750	5.000	03/01/09	1,750
State of North Carolina General Obligation Unlimited, weekly demand (Ê)	1,000	0.380	05/01/21	1,000
				17,075
Ohio - 5.9%
City of Columbus Ohio General Obligation Unlimited, weekly demand (Ê)	1,400	0.350	12/01/26	1,400
County of Franklin Ohio Revenue Bonds, weekly demand (Ê)(µ)	6,660	0.570	12/01/28	6,660
Ohio State University Revenue Bonds, weekly demand (Ê)	3,500	0.350	06/01/35	3,500
State of Ohio General Obligation Unlimited, weekly demand (Ê)	2,810	0.350	03/15/25	2,810
				14,370
Oregon - 4.1%
Oregon State Department of Administrative Services Revenue Bonds (µ)	10,000	5.000	09/01/09	10,165

Tax Free Money Market Fund
19

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Tax Free Money Market Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Tennessee - 1.6%
Jackson Health Educational & Housing Facility Board Revenue Bonds, weekly demand (Ê)	750	0.620	10/15/32	750
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Bonds, weekly demand (Ê)(µ)	3,095	0.750	01/01/30	3,095
				3,845
Texas - 3.1%
Austin County Industrial Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,400	0.620	12/01/14	1,400
Red River Texas Revenue Bonds, weekly demand (Ê)	3,500	0.650	05/15/30	3,500
Texas A&M University Revenue Bonds	2,700	5.375	05/15/09	2,721
				7,621
Utah - 3.2%
Morgan County Utah Revenue Bonds, weekly demand (Ê)(µ)	1,750	0.780	08/01/31	1,750
Utah Housing Corp. Revenue Bonds, weekly demand (Ê)	6,000	0.700	07/01/33	6,000
				7,750
Virginia - 1.8%
Fairfax County Economic Development Authority Revenue Bonds, weekly demand (Ê)	2,645	0.450	12/01/33	2,645
Fairfax County Redevelopment & Housing Authority Revenue Notes	200	4.000	10/01/09	203
Hampton Redevelopment & Housing Authority Revenue Bonds, weekly demand (Ê)	1,500	0.770	06/15/26	1,500
				4,348
Washington - 4.9%
State of Washington General Obligation Unlimited, weekly demand (æ)	4,050	5.625	07/01/17	4,104
Washington Higher Education Facilities Authority Revenue Bonds, weekly demand (Ê)	8,000	0.530	10/01/29	8,000
				12,104
Wisconsin - 1.2%
Wisconsin Housing & Economic Development Authority Revenue Bonds, weekly demand (Ê)	3,000	0.850	09/01/33	3,000
Total Short-Term Tax-Exempt Obligations (cost $211,749)				211,749
Other Short-Term Investments - 14.1%
Aim Tax Free Cash Reserve Money Market Fund	34,442,000			34,442
Total Other Short-Term Investments (cost $34,442)				34,442
Total Investments - 100.5% (amortized cost $246,191) (†)				246,191
Other Assets and Liabilities, Net - (0.5%)				(1,300)
Net Assets - 100%				244,891

See accompanying notes which are an integral part of the financial statements.

Tax Free Money Market Fund
20

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Tax Free Money Market Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Quality Ratings as of % of Value

AAA	95%
AA	5
100%

Economic Sector Emphasis as a of % of Value

Other Revenue	31%
General Obligation	16
Health Care Revenue	12
Education Revenue	12
Housing Revenue	9
Transportation Revenue	8
Electricity & Power Revenue	6
Industrial Revenue	2
Pollution Control Revenue	2
Water and Sewer	1
Public Agency	1
100%

Tax Free Money Market Fund
21

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Tax Free Money Market Fund

Presentation of Portfolio Holdings — February 28, 2009 (Unaudited)

Categories	% of Net Assets
Alaska	0.9
Arizona	3.0
California	3.6
Colorado	4.1
Connecticut	1.0
Delaware	2.1
District of Columbia	1.1
Florida	1.0
Georgia	5.3
Idaho	1.4
Illinois	5.5
Indiana	2.4
Maine	1.9
Maryland	5.3
Massachusetts	2.8
Michigan	1.8
Minnesota	0.4
Nevada	1.3
New Hampshire	2.6
New Jersey	0.8
New York	5.3
North Carolina	7.0
Ohio	5.9
Oregon	4.1
Tennessee	1.6
Texas	3.1
Utah	3.2
Virginia	1.8
Washington	4.9
Wisconsin	1.2
Other Short-Term Investments	14.1
Total Investments	100.5
Other Assets and Liabilities, Net	(0.5)
100.0

See accompanying notes which are an integral part of the financial statements.

Tax Free Money Market Fund
22

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Money Market Funds

Notes to Schedules of Investments — February 28, 2009 (Unaudited)

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(µ)  Bond is insured by a guarantor.

(æ)  Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

(†)  The identified cost for Federal income tax purposes.

(l)  Restricted security (144A, 4(2)). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

Notes to Schedules of Investments
23

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Money Market Funds

Statements of Assets and Liabilities — February 28, 2009 (Unaudited)

Amounts in thousands	Money Market Fund	US Government Money Market Fund	Tax Free Money Market Fund
Assets
Investments, at identified cost	$7,396,340	$2,557,759	$246,191
Investments at amortized cost which approximates value	7,396,340	2,557,759	246,191
Repurchase agreements at cost which approximates value	2,400,000	2,587,710	—
Receivables:
Interest	10,759	2,779	930
Fund shares sold	228	7	1
Prepaid expenses	556	42	48
Total assets	9,807,883	5,148,297	247,170
Liabilities
Payables:
Investments purchased	—	—	2,004
Fund shares redeemed	228	7	—
Accrued fees to affiliates	2,925	1,239	129
Other accrued expenses	96	46	22
Dividends	4,853	741	124
Total liabilities	8,102	2,033	2,279
Net Assets	$9,799,781	$5,146,264	$244,891
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$8	$114	$107
Accumulated net realized gain (loss)	(202)	(34)	(191)
Shares of beneficial interest	9,800	5,146	245
Additional paid-in capital	9,790,175	5,141,038	244,730
Net Assets	$9,799,781	$5,146,264	$244,891
Net Asset Value, offering and redemption price per share:
Net asset value per share*	$1.00	$1.00	$1.00
Net assets	$9,799,781,071	$5,146,264,251	$244,890,591
Shares outstanding ($.001 par value)	9,799,978,424	5,146,238,825	244,894,876
* Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities
24

SSgA
Money Market Funds

Statements of Operations — For the Period Ended February 28, 2009 (Unaudited)

Amounts in thousands	Money Market Fund	US Government Money Market Fund	Tax Free Money Market Fund
Investment Income
Dividends	$—	$—	$463
Interest	76,949	15,968	3,678
Total investment income	76,949	15,968	4,141
Expenses
Advisory fees	10,850	3,907	428
Administrative fees	1,328	478	67
Custodian fees	463	161	32
Distribution fees	808	237	49
Transfer agent fees	44	23	17
Professional fees	43	22	15
Registration fees	30	28	18
Shareholder servicing fees	2,706	770	125
Trustees' fees	107	36	11
Insurance fees	67	16	3
Printing fees	116	28	8
Miscellaneous	29	15	13
US Treasury Guarantee Program fees	1,296	—	86
Expenses before reductions	17,887	5,721	872
Expense reductions	(1)	—	(3)
Net expenses	17,886	5,721	869
Net investment income (loss)	59,063	10,247	3,272
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(202)	—	(55)
Net Increase (Decrease) in Net Assets from Operations	$58,861	$10,247	$3,217

See accompanying notes which are an integral part of the financial statements.

Statements of Operations
25

SSgA
Money Market Funds

Statements of Changes in Net Assets

	Money Market Fund		US Government Money Market Fund		Tax Free Money Market Fund
Amounts in thousands	Six Months Ended February 28, 2009 (Unaudited)	Fiscal Year Ended August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	Fiscal Year Ended August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	Fiscal Year Ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$59,063	$268,655	$10,247	$70,905	$3,272	$13,610
Net realized gain (loss)	(202)	1,505	—	—	(55)	(2)
Net increase (decrease) in net assets from operations	58,861	270,160	10,247	70,905	3,217	13,608
Distributions
From net investment income	(59,063)	(268,655)	(10,247)	(70,905)	(3,272)	(13,610)
From net realized gain	(1,454)	—	—	—	—	—
Net decrease in net assets from distributions	(60,517)	(268,655)	(10,247)	(70,905)	(3,272)	(13,610)
Share Transactions
Net increase (decrease) in net assets from share transactions	2,393,445	(368,115)	2,997,769	540,617	(97,373)	(120,945)
Total Net Increase (Decrease) in Net Assets	2,391,789	(366,610)	2,997,769	540,617	(97,428)	(120,947)
Net Assets
Beginning of period	7,407,992	7,774,602	2,148,495	1,607,878	342,319	463,266
End of period	$9,799,781	$7,407,992	$5,146,264	$2,148,495	$244,891	$342,319
Undistributed (overdistributed) net investment income included in net assets	$8	$8	$114	$114	$107	$107

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets
26

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SSgA
Money Market Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(c)	$ Net Realized and Unrealized Gain (Loss)(c)		$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Money Market Fund
February 28, 2009*	1.0000	.0068	.0005		.0073	(.0071)	(.0002)	(.0073)
August 31, 2008	1.0000	.0339	.0004		.0343	(.0343)	—	(.0343)
August 31, 2007	1.0000	.0497	—		.0497	(.0497)	—	(.0497)
August 31, 2006	1.0000	.0418	—	(b)	.0418	(.0418)	—	(.0418)
August 31, 2005	1.0000	.0218	—		.0218	(.0218)	—	(.0218)
August 31, 2004	1.0000	.0076	—		.0076	(.0076)	—	(.0076)
US Government Money Market Fund
February 28, 2009*	1.0000	.0040	—		.0040	(.0040)	—	(.0040)
August 31, 2008	1.0000	.0308	—		.0308	(.0308)	—	(.0308)
August 31, 2007	1.0000	.0489	—		.0489	(.0489)	—	(.0489)
August 31, 2006	1.0000	.0412	—	(b)	.0412	(.0412)	—	(.0412)
August 31, 2005	1.0000	.0214	—		.0214	(.0214)	—	(.0214)
August 31, 2004	1.0000	.0070	—		.0070	(.0070)	—	(.0070)
Tax Free Money Market Fund
February 28, 2009*	1.0000	.0095	(.0006)		.0089	(.0089)	—	(.0089)
August 31, 2008	1.0000	.0250	(.0017)		.0233	(.0233)	—	(.0233)
August 31, 2007	1.0000	.0310	—	(b)	.0310	(.0310)	—	(.0310)
August 31, 2006	1.0000	.0262	—	(b)	.0262	(.0262)	—	(.0262)
August 31, 2005	1.0000	.0146	—		.0146	(.0146)	—	(.0146)
August 31, 2004	1.0000	.0048	.0003		.0051	(.0048)	(.0003)	(.0051)

* For the six months ended February 28, 2009 (Unaudited).
(a) May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less that .005%.
(b) Less than $.0001 per share.
(c) Per share data are based on average shares outstanding.
(d) Periods less than one year are not annualized.
(e) The ratios for periods less than one year are annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
28

	$ Net Asset Value, End of Period	% Total Return(d)	$ Net Assets, end of period (000)	% Ratio of Expenses to Average Net Assets, Net(a)(e)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Net Investment Income to Average Net Assets(a)(e)
Money Market Fund
February 28, 2009*	1.0000	.73	9,799,781	.41	.41	1.36
August 31, 2008	1.0000	3.48	7,407,992	.39	.39	3.39
August 31, 2007	1.0000	5.08	7,774,602	.40	.42	4.97
August 31, 2006	1.0000	4.26	7,801,242	.40	.43	4.19
August 31, 2005	1.0000	2.20	7,575,574	.40	.42	2.14
August 31, 2004	1.0000	.77	8,146,933	.40	.40	.76
US Government Money Market Fund
February 28, 2009*	1.0000	.40	5,146,264	.37	.37	.66
August 31, 2008	1.0000	3.12	2,148,495	.37	.37	3.04
August 31, 2007	1.0000	5.00	1,607,878	.42	.42	4.89
August 31, 2006	1.0000	4.19	1,216,443	.42	.42	4.05
August 31, 2005	1.0000	2.16	1,745,592	.42	.42	2.22
August 31, 2004	1.0000	.70	1,161,107	.43	.43	.69
Tax Free Money Market Fund
February 28, 2009*	1.0000	.89	244,891	.51	.51	1.91
August 31, 2008	1.0000	2.35	342,319	.46	.46	2.49
August 31, 2007	1.0000	3.14	463,266	.52	.53	3.09
August 31, 2006	1.0000	2.65	522,007	.53	.53	2.65
August 31, 2005	1.0000	1.47	453,917	.54	.54	1.50
August 31, 2004	1.0000	.50	398,518	.57	.57	.47

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
29

SSgA
Money Market Funds

Notes to Financial Statements — February 28, 2009 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprising of 21 investment portfolios that were in operation as of February 28, 2009. These financial statements report on three funds: the SSgA Money Market Fund, SSgA US Government Money Market Fund and SSgA Tax Free Money Market Fund, each, a "Fund" and collectively referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, each Fund values portfolio investments using the amortized cost method. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes the constant accretion/amortization to maturity date or next reset date of any discount or premium. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than a price the Fund would receive if it sold the instrument.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Notes to Financial Statements
30

SSgA
Money Market Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

Inputs used in valuing the Funds' investments carried at value for the period ended February 28, 2009 were as follows:

	Money Market Fund	US Government Money Market Fund	Tax Free Money Market Fund
	Investments in Securities	Investments in Securities	Investments in Securities
Level 1	$—	$—	$34,442,000
Level 2	9,796,339,783	5,145,469,092	211,748,888
Level 3	—	—	—
	$9,796,339,783	$5,145,469,092	$246,190,888

As of February 28, 2009, there were no Level 3 securities held by the Funds.

On April 9, 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff position ("FSP") No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management is currently evaluating the impact the adoption FSP 157-4161 will have on the Funds' or Investment Company's financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on an accrual basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

At August 31, 2008, the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration year
Funds	08/31/2011	08/31/2012	08/31/2013	08/31/2014	08/31/2015	Total
Money Market	$—	$—	$—	$—	$—	$—
US Government Money Market	5,172	16,922	8,920	2,635	—	33,649
Tax Free Money Market	—	—	—	22,299	41,331	63,630

As of February 28, 2009, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

As permitted by tax regulations, the Tax Free Money Market Fund intends to defer a net realized capital loss incurred from November 1, 2007 to August 31, 2008 in the amount of $72,366, and treat it as arising in the fiscal year 2009.

The Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("FIN 48"), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. The Funds adopted the provisions of FIN 48 on September 1, 2007. Management has reviewed the Funds tax positions for the years that remain open (2005-2008), and concluded that adoption had no effect on the Funds financial position

Notes to Financial Statements
31

SSgA
Money Market Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

or results of operations. As of February 28, 2009, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Dividends and Distributions to Shareholders

The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. Each Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. These differences relate primarily to non-deductible deferred compensation and capital loss carryforwards. For the period ended February 28, 2009, there were no permanent differences between book and tax accounting.

Expenses

Most expenses can be directly attributed to a fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all funds of the Investment Company based principally on their relative average net assets.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Funds are permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM" or the "Advisor"), a wholly-owned subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Related Parties

Advisor

The Advisor manages the Funds pursuant to a written Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of each Fund in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Advisor, calculated daily and paid monthly at the annual rate of 0.25% of their daily net assets.

The Advisor has contractually agreed to waive up to the full amount of the Money Market Fund's advisory fee and reimburse the Fund for all expenses in excess of 0.40% of its average daily net assets on an annual basis until December 31, 2009 (exclusive of non-recurring account fees and extraordinary expenses). The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods. There were no waivers or reimbursements for the period ended February 28, 2009. The contractual waiver is exclusive of the expenses related to the US Treasury Guarantee Program. Note 7 in the Notes to Financial Statements detail the fees incurred for the participation in this program.

Notes to Financial Statements
32

SSgA
Money Market Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Money Market Fund (the "Central Fund"). As of February 28, 2009, $87,410 represents the investments of other SSgA Funds not presented herein.

Boston Financial Data Services ("BFDS") a joint venture of DST Systems, Inc., and State Street Corporation, serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. The custody credits are included in the expense reductions in the Statement of Operations. For the period ended February 28, 2009, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Funds	Amount Waived
Money Market	$402
US Government Money Market	202
Tax Free Money Market	2,431

Administrator

Russell Fund Services Company ("RFSC" or the "Administrator") serves as the Investment Company's Administrator, pursuant to an Administration Agreement dated January 1, 2008 (the "Administration Agreement"). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company's operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company ("RIMCo"). The annual fee is based on the following percentages of the average daily net assets of all five of the Investment Company's money market portfolios: $0 up to $15 billion — 0.0315%; over $15 billion — 0.029%. In addition, the Administrator charges a flat fee of $30,000 per year per Fund with less than $500 million in assets under management. The Funds also reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement dated March 1, 2002, as amended, between the Investment Company and State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

The Investment Company maintains a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under the Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has shareholder service agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively, the "Agents"), as well as several unaffiliated service providers. For these services, each Fund pays 0.025% to State Street, and a maximum of 0.175% to each of the Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 2009, each Fund paid the following shareholder servicing expenses to the Agents:

Funds	State Street	Global Markets	Fiduciary Investors Services	High Net Worth Services	CitiStreet	SSB-WMS
Money Market	$1,084,980	$763,913	$937	$80,213	$3,521	$341,988
US Government Money Market	309,714	—	—	50,014	—	323,120
Tax Free Money Market	42,824	—	126	15,395	—	66,768

Notes to Financial Statements
33

SSgA
Money Market Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of a Fund on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of a Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The Funds' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Funds' shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2009.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Accrued fees payable to affiliates and trustees as of February 28, 2009 were as follows:

	Money Market Fund	US Government Money Market Fund	Tax Free Money Market Fund
Advisory fees	$1,923,415	$941,046	$49,751
Administration fees	220,943	117,287	9,705
Custodian fees	148,610	41,048	10,657
Distribution fees	111,158	35,088	17,713
Shareholder servicing fees	492,899	91,548	32,324
Transfer agent fees	16,980	7,282	5,644
Trustees' fees	11,208	5,378	2,975
	$2,925,213	$1,238,677	$128,769

Beneficial Interest

As of February 28, 2009, the following table includes shareholders (two of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
Money Market	2	22.5
Tax Free Money Market	4	62.2

Notes to Financial Statements
34

SSgA
Money Market Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

4.  Fund Share Transactions (On a Constant Dollar Basis)

	(amounts in thousands) For the Periods Ended
Money Market Fund	February 28, 2009	August 31, 2008
Proceeds from shares sold	$52,191,586	$98,742,655
Proceeds from reinvestment of distributions	43,479	202,673
Payments for shares redeemed	(49,841,620)	(99,313,443)
Total net increase (decrease)	$2,393,445	$(368,115)
US Government Money Market Fund
Proceeds from shares sold	$23,469,108	$33,261,357
Proceeds from reinvestment of distributions	7,158	27,569
Payments for shares redeemed	(20,478,497)	(32,748,309)
Total net increase (decrease)	$2,997,769	$540,617
Tax Free Money Market Fund
Institutional
Proceeds from shares sold	$2,985,900	$8,330,733
Proceeds from reinvestment of distributions	2,552	5,376
Payments for shares redeemed	(3,085,825)	(8,457,054)
Total net increase (decrease)	$(97,373)	$(120,945)

5.  Interfund Lending Program

The Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility. Portfolios of the funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. Interest Income on the Statement of Operations for the Money Market Fund includes $436 received from the Interfund Lending Program for the period ended February 28, 2009.

6.  Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 10% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

As of February 28, 2009, there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

Notes to Financial Statements
35

SSgA
Money Market Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

7.  Temporary Guarantee Program

The U.S. Department of Treasury has established a Temporary Guarantee Program ("Program") that guarantees a $1.00 net asset value for shares of participating money market funds as of September 19, 2008. Any increase in the number of shares an investor holds in a Fund after the close of business on September 19, 2008 will not be guaranteed. If a shareholder closes his/her account with a Fund or broker-dealer, any future investment in a Fund will not be guaranteed. SSgA Money Market Fund and SSgA Tax Free Money Market Fund (collectively, the "Participating SSgA Money Market Funds") have elected to participate in the Program.

With respect to any Participating SSgA Money Market Fund shareholder, the coverage provided under the Program will be equal to the lesser of (i) the shareholder's account balance as of September 19, 2008; or (ii) the shareholder's account balance on the date a Participating SSgA Money Market Fund's net asset value per share falls below $0.995. Payments under the Program are conditioned on the Participating SSgA Money Market Fund liquidating. Thus, any payment made to shareholders of a Participating SSgA Money Market Fund with respect to shares covered by the Program guarantee would be paid at approximately the same time liquidation proceeds are paid to all Fund shareholders rather than shortly after the time the fund's net asset value per share falls below $0.995. The U.S. Treasury's liability to all participating money market funds under the Program, including the Participating SSgA Money Market Funds, is limited to the assets of the federal government's Exchange Stabilization Fund, which currently are approximately $50 billion. The SSgA Money Market Fund and SSgA Tax Free Money Market Fund were responsible for payment of fees required to participate in the Program and are responsible for the additional fees required to participate in the extended term of the Program. For the period ended February 28, 2009, the SSgA Money Market and SSgA Tax Free Money Market Funds paid the US Department of Treasury $1,787,514 and $118,658, respectively, to participate in the Program.

The program was initially due to expire December 18, 2008 but was extended by the U.S. Treasury until September 18, 2009. The SSgA Money Market Fund and SSgA Tax Free Money Market Fund made payment to the US Department of Treasury on April 13, 2009 to participate in this extension.

As of this Semiannual Report, more information is available about the Program at:

http://www.treas.gov/offices/domestic-finance/key-initiatives/money-market-fund.html.

Notes to Financial Statements
36

SSgA
Money Market Funds

Shareholder Requests for Additional Information — February 28, 2009 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
37

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers —
February 28, 2009 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 21 funds. The first table provides information about trustees who are interested persons. The second table provides information about the independent trustees. The third table provides information about the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2008 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2003 to Present, Senior Managing Director; Chairman, SSgA Investment Committee, State Street Global Advisors; • 2006 to Present, Trustee, Berea College; and • 2008 to Present, Chairman, Financial Service Sector Coordinating Counsel.	21	Listed under Principal Occupations

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 909 A Street Tacoma, WA 98402	Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees	• Until December 2008, Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	21	Listed under Principal Occupations

William L. Marshall Born December 12, 1942 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
38

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Born November 3, 1956 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	21	Listed under Principal Occupations

Patrick J. Riley Born November 30, 1948 909 A Street Tacoma, WA 98402	Trustee since 1988 Independent Chairman of the Board since January 2009 Member (ex officio), Audit Committee Member (ex officio), Governance Committee Member (ex officio), Valuation Committee Member (ex officio), Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to 2008, Associate Justice, Commonwealth of Massachusetts Superior Court (Retired); • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
39

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Born October 31, 1945 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	21	Listed under Principal Occupations

Bruce D. Taber Born April 25, 1947 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Henry W. Todd Born May 4, 1947 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
40

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds, Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Mark E. Swanson Born November 26, 1963 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc., Russell Investment Management Company, and Russell Fund Services Company.

Julie B. Piatelli Born August 5, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is chosen and qualified by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999-2004, Senior Manager, PricewaterhouseCoopers LLC.

Gregory J. Lyons Born August 24, 1960 909 A Street Tacoma, WA 98402	Secretary since 2007 and Chief Legal Officer since 2008	Until successor is chosen and qualified by Trustees	• US General Counsel and Assistant Secretary, Frank Russell Company,
• Director and Assistant Secretary, Russell Insurance Agency, Inc.;
• Secretary, Russell Investment Management Company, Russell Financial Services, Inc., and Russell Fund Services Company;
• Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds; and
• Secretary and US General Counsel, Russell Trust Company, Russell Institutional Funds Management LLC.

Disclosure of Information about Fund Trustees and Officers
41

SSgA
Money Market Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson

Shawn C.D. Johnson

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley, Chairman

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James E. Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Gregory J. Lyons, Secretary and Chief Legal Officer

Rick Chase, Assistant Treasurer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Sandra G. Richardson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company
909 A Street
Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Fund Management and Service Providers
42

MMSAR - 02/09 (51896)

INSTITUTIONAL
MONEY MARKET FUNDS

US Treasury Money Market Fund

Prime Money Market Fund

Semiannual Report

February 28, 2009

SSgA Funds

Institutional Money Market Funds

Semiannual Report

February 28, 2009 (Unaudited)

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

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SSgA
US Treasury Money Market Fund

Shareholder Expense Example — February 28, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2008 to February 28, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2008	$1,000.00	$1,000.00
Ending Account Value February 28, 2009	$1,001.20	$1,024.10
Expenses Paid During Period *	$0.69	$0.70

* Expenses are equal to the Fund's expense ratio of 0.14% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

US Treasury Money Market Fund
3

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SSgA
US Treasury Money Market Fund

Schedule of Investments — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Share	Rate %	Date of Maturity	Value $
United States Treasury - 70.1%
United States Treasury Bills	500,000	0.285	03/05/09	499,984
United States Treasury Bills	882,000	0.005	03/12/09	881,999
United States Treasury Bills	475,000	0.050	03/19/09	474,988
United States Treasury Bills	500,000	0.100	03/19/09	499,975
United States Treasury Bills	750,000	0.270	03/26/09	749,859
United States Treasury Bills	300,000	0.290	03/26/09	299,940
United States Treasury Bills	750,000	0.260	04/09/09	749,789
Total United States Treasury (amortized cost $4,156,534)				4,156,534
Total Investments - 70.1% (amortized cost $4,156,534)				4,156,534
Repurchase Agreements - 29.9%
Agreement with Barclays Capital, Inc. and The Bank of New York, Inc. (Tri-Party) of $172,945 dated February 27, 2009 at 0.260% to be repurchased at $172,849 on March 2, 2009, collateralized by: $175,225 par United States Treasury Obligations, valued at $176,404				172,945
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party) of $250,000 dated February 27, 2009 at 0.260% to be repurchased at $250,005 on March 2, 2009, collateralized by: $235,794 par United States Treasury Obligations, valued at $255,000				250,000
Agreement with Credit Suisse First Boston and JP Morgan Chase & Co. (Tri-Party) of $250,000 dated February 27, 2009 at 0.260% to be repurchased at $250,005 on March 2, 2009, collateralized by: $184,400 par United States Treasury Obligations, valued at $255,004				250,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $250,000 dated February 27, 2009 at 0.260% to be repurchased at $250,005 on March 2, 2009, collateralized by: $245,905 par United States Treasury Obligations, valued at $255,000				250,000
Agreement with HSBC Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $600,000 dated February 27, 2009 at 0.260% to be repurchased at $600,013 on March 2, 2009, collateralized by: $680,204 par United States Treasury Obligations, valued at $612,000				600,000

US Treasury Money Market Fund
5

SSgA
US Treasury Money Market Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with ING Financial Markets LLC and JP Morgan Chase & Co. (Tri-Party) of $250,000 dated February 27, 2009 at 0.260% to be repurchased at $250,005 on March 2, 2009, collateralized by: $228,102 par United States Treasury Obligations, valued at $255,005	250,000
Total Repurchase Agreements (identified cost $1,772,945)	1,772,945
Total Investments and Repurchase Agreements - 100.0% (cost $5,929,479) (†)	5,929,479
Other Assets and Liabilities, Net - (0.0%)	(654)
Net Assets - 100.0%	5,928,825

See accompanying notes which are an integral part of the financial statements.

US Treasury Money Market Fund
6

SSgA
US Treasury Money Market Fund

Presentation of Portfolio Holdings — February 28, 2009 (Unaudited)

Categories	% of Net Assets
United States Treasury	70.1
Repurchase Agreements	29.9
Total Investments and Repurchase Agreements	100.0
Other Assets and Liabilities, Net	(0.0)
100.0

See accompanying notes which are an integral part of the financial statements.

US Treasury Money Market Fund
7

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SSgA
Prime Money Market Fund

Shareholder Expense Example — February 28, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2008 to February 28, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2008	$1,000.00	$1,000.00
Ending Account Value February 28, 2009	$1,008.30	$1,023.65
Expenses Paid During Period *	$1.15	$1.15

* Expenses are equal to the Fund's expense ratio of 0.23% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). On an annual basis and based on average daily net assets, the annualized expense ratio is 0.20%, as contractually agreed to by the advisor. Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher. The contractual waiver is exclusive of the expenses related to the US Treasury Guarantee Program. Note 6 in the Notes to the Financial Statements detail the fees incurred for the participation in this program.

Prime Money Market Fund
9

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SSgA
Prime Money Market Fund

Schedule of Investments — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Asset-Backed Commercial Paper - 9.1%
Alpine Securitzation Corp. (l)	250,000	0.450	04/14/09	249,863
Aspen Funding Corp. (l)	100,000	0.600	04/09/09	99,935
Gemini Securities Corp. (l)	100,000	0.600	04/06/09	99,940
Gemini Securities Corp. (l)	100,000	0.500	04/07/09	99,949
Gemini Securities Corp. (l)	200,000	0.450	04/09/09	199,903
Nieuw Amsterdam Receivable Corp. (l)	40,000	0.850	04/09/09	39,963
Solitaire Funding LLC (l)	250,000	0.650	03/20/09	249,914
Solitaire Funding LLC (l)	300,000	1.050	04/09/09	299,659
Total Asset-Backed Commercial Paper (amortized cost $1,339,126)				1,339,126
Corporate Bonds and Notes - 8.3%
Bank of America Corp. (next reset date 05/26/09) (Ê)	100,000	1.449	08/25/09	100,000
JPMorgan Chase Bank NA	225,000	0.400	04/07/09	225,000
JPMorgan Chase Bank NA	250,000	0.500	04/13/09	250,000
General Electric Capital Corp. (next reset date 03/24/09) (Ê)	225,000	0.513	09/24/09	225,000
Procter & Gamble International Funding SCA (next reset date 03/09/09) (Ê)	121,000	2.216	09/09/09	121,015
Royal Bank of Scotland (next reset date 03/15/09) (Ê)(l)	58,000	2.396	10/09/09	58,000
US Bank NA	250,000	2.950	03/12/09	250,201
Total Corporate Bonds and Notes (amortized cost $1,229,216)				1,229,216
Domestic Certificates of Deposit - 4.1%
Bank of America Corp.	250,000	2.150	03/17/09	250,000
Bank of America Corp.	350,000	0.700	07/14/09	350,000
Total Domestic Certificates of Deposit (amortized cost $600,000)				600,000
Domestic Commercial Paper - 3.5%
General Electric Capital Corp.	125,000	1.450	03/04/09	124,985
General Electric Capital Corp.	40,000	0.500	03/26/09	39,986
General Electric Capital Corp.	150,000	1.350	04/10/09	149,775
General Electric Capital Corp.	60,000	0.700	05/19/09	59,908
JPMorgan Chase & Co.	150,000	2.910	03/10/09	149,891
Total Domestic Commercial Paper (amortized cost $524,545)				524,545
Domestic Time Deposits - 1.4%
Citibank NA Nassau	205,449	0.190	03/02/09	205,449
Total Domestic Time Deposits (amortized cost $205,449)				205,449
Eurodollar Certificates of Deposit - 7.8%
Commonwealth Bank of Australia	260,000	0.900	05/12/09	260,000
ING Bank N.V.	100,000	1.490	03/16/09	100,000
ING Bank N.V.	100,000	1.410	04/08/09	100,000
ING Bank N.V.	200,000	1.220	05/12/09	200,000
National Australia Bank, Ltd.	500,000	0.600	04/16/09	500,000
Total Eurodollar Certificates of Deposit (amortized cost $1,160,000)				1,160,000

Prime Money Market Fund
11

SSgA
Prime Money Market Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Foreign Commercial Paper - 11.2%
Australia and New Zealand Banking Group, Ltd. (l)	37,000	1.990	03/18/09	36,965
Australia and New Zealand Banking Group, Ltd. (l)	37,000	1.990	03/23/09	36,955
Banco Bilbao Vizcaya Argentaria SA (l)	300,000	0.900	05/13/09	299,453
CBA Del Finance, Inc.	200,000	0.670	04/06/09	199,866
DnB Nor Bank ASA (l)	150,000	0.850	05/14/09	149,738
National Australia Bank, Ltd. (l)	67,000	1.750	03/06/09	66,984
Societe Generale	500,000	1.940	03/19/09	499,515
Westpac Banking Corp. (l)	56,000	1.940	03/04/09	55,991
Westpac Banking Corp. (l)	56,000	1.940	03/05/09	55,988
Westpac Banking Corp. (l)	56,000	1.940	03/06/09	55,985
Westpac Banking Corp. (l)	190,000	0.540	04/07/09	189,893
Total Foreign Commercial Paper (amortized cost $1,647,333)				1,647,333
United States Government Agencies - 1.7%
Federal National Mortgage Association (next reset date 04/13/09) (Ê)	250,000	1.244	07/13/10	250,000
Total United States Government Agencies (amortized cost $250,000)				250,000
Yankee Certificates of Deposit - 30.5%
Banco Bilbao Vizcaya Argentaria SA	200,000	2.215	03/05/09	200,000
Banco Bilbao Vizcaya Argentaria SA	100,000	1.070	04/07/09	100,001
Bank of Nova Scotia	320,000	0.740	05/18/09	320,000
Barclays Bank PLC	275,000	2.000	03/11/09	275,000
Barclays Bank PLC	250,000	0.630	04/06/09	250,000
Barclays Bank PLC	100,000	1.620	07/13/09	100,000
BNP Paribas SA	200,000	3.030	03/11/09	200,000
BNP Paribas SA	400,000	0.900	07/14/09	400,000
Calyon NY	250,000	2.200	03/11/09	250,000
Calyon NY	300,000	1.200	04/07/09	300,000
Lloyds TSB Group PLC	350,000	1.130	04/13/09	350,000
Lloyds TSB Group PLC	250,000	1.180	05/13/09	250,000
Rabobank	300,000	1.700	03/02/09	300,000
Rabobank	150,000	0.600	04/06/09	150,000
Rabobank	200,000	0.550	04/09/09	200,000
Royal Bank of Canada	150,000	0.700	05/22/09	150,000
Societe Generale	35,000	0.850	04/06/09	35,004
Societe Generale	100,000	0.850	04/13/09	100,000
Svenska Handelsbanken AB	125,000	0.850	04/07/09	125,001
Svenska Handelsbanken AB	400,000	0.935	05/13/09	400,004
Toronto Dominion Bank	50,000	2.130	04/03/09	50,000
Total Yankee Certificates of Deposit (amortized cost $4,505,010)				4,505,010
Total Investments - 77.6% (amortized cost $11,460,679)				11,460,679

Prime Money Market Fund
12

SSgA
Prime Money Market Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Repurchase Agreements - 22.3%
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of $1,200,000 dated February 27, 2009, at 0.280% to be repurchased at $1,200,028 on March 2, 2009, collateralized by: $2,013,320 par various United States Government Agency Mortgage Obligations, valued at $1,224,000	1,200,000
Agreement with Barclays Capital, Inc. and The Bank of New York, Inc. (Tri-Party) of $500,000 dated February 27, 2009, at 0.270% to be repurchased at $500,011 on March 2, 2009, collateralized by: $486,008 par various United States Government Agency Mortgage Obligations, valued at $510,000	500,000
Agreement with Goldman Sachs & Co. and The Bank of New York, Inc. (Tri-Party) of $500,000 dated February 27, 2009, at 0.270% to be repurchased at $500,011 on March 2, 2009, collateralized by: $900,594 par various United States Government Agency Mortgage Obligations, valued at $510,000	500,000
Agreement with JPMorgan Chase Securities, Inc. and JPMorgan Chase Bank (Tri-Party) of $500,000 dated February 27, 2009, at 0.280% to be repurchased at $500,012 on March 2, 2009, collateralized by: $645,103 par various United States Government Agency Mortgage Obligations, valued at $510,005	500,000
Agreement with UBS Securities LLC and JP Morgan Chase & Co. (Tri-Party) of $600,000 dated February 27, 2009, at 0.250% to be repurchased at $600,012 on March 2, 2009, collateralized by: $578,156 par various United States Treasury Obligations, valued at $612,004	600,000
Total Repurchase Agreements (identified cost $3,300,000)	3,300,000
Total Investments and Repurchase Agreements - 99.9% (cost $14,760,679) (†)	14,760,679
Other Assets and Liabilities, Net - 0.1%	9,178
Net Assets - 100.0%	14,769,857

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Fund
13

SSgA
Prime Money Market Fund

Presentation of Portfolio Holdings — February 28, 2009 (Unaudited)

Categories	% of Net Assets
Asset-Backed Commercial Paper	9.1
Corporate Bonds and Notes	8.3
Domestic Certificates of Deposit	4.1
Domestic Commercial Paper	3.5
Domestic Time Deposits	1.4
Eurodollar Certificates of Deposit	7.8
Foreign Commercial Paper	11.2
United States Government Agencies	1.7
Yankee Certificates of Deposit	30.5
Repurchase Agreements	22.3
Total Investments and Repurchase Agreements	99.9
Other Assets and Liabilities, Net	0.1
100.0

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Fund
14

SSgA
Institutional Money Market Funds

Notes to Schedules of Investments — February 28, 2009 (Unaudited)

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(†)  The identified cost for Federal income tax purposes.

(l)  Restricted security (144A). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

Notes to Schedules of Investments
15

SSgA
Institutional Money Market Funds

Statements of Assets and Liabilities — February 28, 2009 (Unaudited)

Amounts in thousands	US Treasury Money Market Fund	Prime Money Market Fund
Assets
Investments, at identified cost	$4,156,534	$11,460,679
Investments at amortized cost which approximates value	4,156,534	11,460,679
Repurchase agreements at cost which approximates value	1,772,945	3,300,000
Receivables:
Interest	25	19,223
Fund shares sold	—	2
Prepaid expenses	33	909
Total assets	5,929,537	14,780,813
Liabilities
Payables:
Fund shares redeemed	—	2
Accrued fees to affiliates	604	2,184
Other accrued expenses	89	212
Dividends	19	8,558
Total liabilities	712	10,956
Net Assets	$5,928,825	$14,769,857
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$64	$84
Accumulated net realized gain (loss)	12	405
Shares of beneficial interest	5,929	14,769
Additional paid-in capital	5,922,820	14,754,599
Net Assets	$5,928,825	$14,769,857
Net Asset Value, offering and redemption price per share:
Net asset value per share*	$1.00	$1.00
Net assets	$5,928,825,177	$14,769,856,917
Shares outstanding ($.001 par value)	5,928,811,886	14,769,431,320

*  Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities
16

SSgA
Institutional Money Market Funds

Statements of Operations — For the Period Ended February 28, 2009 (Unaudited)

Amounts in thousands	US Treasury Money Market Fund	Prime Money Market Fund
Investment Income
Interest	$11,316	$119,754
Expenses
Advisory fees	5,365	9,631
Administrative fees	1,094	1,966
Custodian fees	356	766
Distribution fees	603	1,343
Transfer agent fees	25	41
Professional fees	40	61
Registration fees	59	45
Shareholder servicing fees	903	1,701
Trustees' fees	90	171
Insurance fees	34	111
Printing fees	34	61
Miscellaneous	31	39
US Treasury Guarantee Program fees	—	2,184
Expenses before reductions	8,634	18,120
Expense reductions	(3,757)	(3,210)
Net expenses	4,877	14,910
Net investment income (loss)	6,439	104,844
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	12	405
Net Increase (Decrease) in Net Assets from Operations	$6,451	$105,249

See accompanying notes which are an integral part of the financial statements.

Statements of Operations
17

SSgA
Institutional Money Market Funds

Statements of Changes in Net Assets

	US Treasury Money Market Fund		Prime Money Market Fund
Amounts in thousands	Six Months Ended February 28, 2009 (Unaudited)	Fiscal Year Ended August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	Fiscal Year Ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,439	$84,767	$104,844	$579,055
Net realized gain (loss)	12	355	405	411
Net increase (decrease) in net assets from operations	6,451	85,122	105,249	579,466
Distributions
From net investment income	(6,435)	(84,771)	(104,840)	(579,059)
From net realized gain	(352)	—	(410)	—
Net increase (decrease) in net assets from distributions	(6,787)	(84,771)	(105,250)	(579,059)
Share Transactions
Net increase (decrease) in net assets from share transactions	1,160,089	2,407,758	52,006	241,007
Total Net Increase (Decrease) in Net Assets	1,159,753	2,408,109	52,005	241,414
Net Assets
Beginning of period	4,769,072	2,360,963	14,717,852	14,476,438
End of period	$5,928,825	$4,769,072	$14,769,857	$14,717,852
Undistributed (overdistributed) net investment income included in net assets	$64	$60	$84	$80

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets
18

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SSgA
Institutional Money Market Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(c)	$ Net Realized and Unrealized Gain (Loss)(c)		$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain		$ Total Distributions
US Treasury Money Market Fund
February 28, 2009*	1.0000	.0009	.0003		(.0012)	—	(b)	(.0012)
August 31, 2008	1.0000	.0249	.0027		(.0276)	—		(.0276)
August 31, 2007	1.0000	.0501	—	(b)	(.0501)	—		(.0501)
August 31, 2006	1.0000	.0427	—	(b)	(.0427)	—		(.0427)
August 31, 2005	1.0000	.0230	—		(.0230)	—		(.0230)
August 31, 2004	1.0000	.0087	—		(.0087)	—		(.0087)
Prime Money Market Fund
February 28, 2009*	1.0000	.0081	.0002		(.0083)	—	(b)	(.0083)
August 31, 2008	1.0000	.0376	(.0005)		(.0371)	—		(.0371)
August 31, 2007	1.0000	.0517	—	(b)	(.0517)	—	(b)	(.0517)
August 31, 2006	1.0000	.0438	—	(b)	(.0438)	—		(.0438)
August 31, 2005	1.0000	.0239	—		(.0239)	—		(.0239)
August 31, 2004	1.0000	.0095	—		(.0095)	—		(.0095)

*  For the six months ended February 28, 2009 (Unaudited).

(a)  May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements.

  The custody credit arrangements had an impact of less that .005%.

(b)  Less than $.0001 per share

(c)  Per share data are based on average shares outstanding.

(d)  Periods less than one year are not annualized.

(e)  The ratios for periods less than one year are annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
20

	$ Net Asset Value, End of Period	% Total Return(d)	$ Net Assets, end of period (000)	% Ratio of Expenses to Average Net Assets, Net(a)(e)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Net Investment Income to Average Net Assets(a)(e)
US Treasury Money Market Fund
February 28, 2009*	1.0000	.12	5,928,825	.14	.24	.18
August 31, 2008	1.0000	2.80	4,769,072	.19	.24	2.49
August 31, 2007	1.0000	5.13	2,360,963	.20	.31	4.97
August 31, 2006	1.0000	4.36	1,452,093	.20	.36	4.25
August 31, 2005	1.0000	2.32	1,288,079	.20	.36	2.39
August 31, 2004	1.0000	.88	659,467	.20	.36	.86
Prime Money Market Fund
February 28, 2009*	1.0000	.83	14,769,857	.23	.28	1.63
August 31, 2008	1.0000	3.77	14,717,852	.19	.24	3.76
August 31, 2007	1.0000	5.29	14,476,438	.20	.26	5.17
August 31, 2006	1.0000	4.47	10,996,109	.20	.27	4.39
August 31, 2005	1.0000	2.41	11,550,394	.20	.27	2.31
August 31, 2004	1.0000	.97	12,390,113	.20	.27	.96

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
21

SSgA
Institutional Money Market Funds

Notes to Financial Statements — February 28, 2009 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprising of 21 investment portfolios that were in operation as of February 28, 2009. These financial statements report on two funds: the SSgA US Treasury Money Market Fund and SSgA Prime Money Market Fund, each, a "Fund" and collectively referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, each Fund values portfolio investments using the amortized cost method. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Notes to Financial Statements
22

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

Inputs used in valuing the Funds' investments carried at value for the period ended February 28, 2009 were as follows:

	US Treasury Money Market Fund	Prime Money Market Fund
	Investments in Securities	Investments in Securities
Level 1	$—	$—
Level 2	5,929,478,653	14,760,679,429
Level 3	—	—
	$5,929,478,653	$14,760,679,429

As of February 28, 2009, there were no Level 3 securities held by the Funds.

On April 9, 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff position ("FSP") No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management is currently evaluating the impact the adoption FSP 157-4161 will have on the Funds' or Investment Company's financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on an accrual basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

The Funds may have net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. At August 31, 2008, the Funds had no net tax basis capital loss carryforwards.

The Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("FIN 48"), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. The Funds adopted the provisions of FIN 48 on September 1, 2007. Management has reviewed the Funds tax positions for the years that remain open (2005-2008), and concluded that adoption had no effect on the Funds financial position or results of operations. As of February 28, 2009, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Dividends and Distributions to Shareholders

The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. Each Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and GAAP.

Notes to Financial Statements
23

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. These differences relate primarily to non-deductible deferred compensation and capital loss carryforwards. For the fiscal year ended February 28, 2009, there were no permanent differences between book and tax accounting.

Expenses

Most expenses can be directly attributed to a fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all funds of the Investment Company based principally on their relative average net assets.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Funds are permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM" or the "Advisor"), a wholly-owned subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Related Parties

Advisor

The Advisor manages the Funds pursuant to a written Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of each Fund in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Advisor, calculated daily and paid monthly at the annual rate of 0.15% of its daily average net assets.

The Advisor has contractually agreed to waive 0.05% of its 0.15% advisory fee on the US Treasury Money Market Fund until December 31, 2010. The Advisor also contractually agreed to waive up to the full amount of the US Treasury Money Market Fund's advisory fee and reimburse the Fund for all expenses in excess of 0.20% of its average daily net assets on an annual basis until December 31, 2009 (exclusive of non-recurring fees and extraordinary expenses). The total amounts of the waiver and reimbursement for the period ended February 28, 2009 were $1,788,274 and $0, respectively.

The Advisor has contractually agreed to waive 0.05% of its 0.15% advisory fee on the Prime Money Market Fund until December 31, 2010. The Advisor also contractually agreed to waive up to the full amount of the Prime Money Market Fund's advisory fee and reimburse the Fund for all expenses in excess of 0.20% of its average daily net assets on an annual basis until December 31, 2009 (exclusive of non-recurring fees and extraordinary expenses). The total amounts of the waiver and reimbursement for the period ended February 28, 2009 were $3,210,242and $0, respectively. The contractual waiver is exclusive of the expenses related to the US Treasury Guarantee Program. Note 6 in the Notes to the Financial Statements detail the fees incurred for the participation in this program.

The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods.

Notes to Financial Statements
24

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the period ended February 28, 2009, the Adviser voluntarily waived $1,957,113 on the US Treasury Money Market Fund. There is no guarantee that the Fund will be able to avoid a negative yield.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund"). As of February 28, 2009, $77,945,074 represents the investments of other Investment Company Funds not presented herein.

Boston Financial Data Services ("BFDS") a joint venture of DST Systems, Inc., and State Street Corporation, serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. The custody credits are included in the expense reductions in the Statement of Operations. For the period ended February 28, 2009, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Funds	Amount Waived
US Treasury Money Market	$11,242
Prime Money Market	133

Administrator

Russell Fund Services Company ("RFSC" or the "Administrator") serves as the Investment Company's Administrator, pursuant to an administration agreement dated January 1, 2008 (the "Administration Agreement"). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company's operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company ("RIMCo"). The annual fee is based on the following percentages of the average daily net assets of all five of the Investment Company's money market portfolios: $0 up to $15 billion — 0.0315%; over $15 billion — 0.029%. In addition, the Administrator charges a flat fee of $30,000 per year per Fund with less than $500 million in assets under management. In addition, the Funds reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement dated March 1, 2002, as amended, between the Investment Company and State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statements of Operations.

The Investment Company has a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Notes to Financial Statements
25

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

The Funds have shareholder service agreements with State Street. For these services, each Fund pays a maximum of 0.025% to State Street, based on the average daily value of all Fund shares held. For the period ended February 28, 2009, the Funds paid the following shareholder servicing expenses to affiliated service providers:

Funds	State Street	SSB-WMS
US Treasury Money Market	$894,137	$8,781
Prime Money Market	1,605,121	96,105

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of a Fund on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of a Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The Funds' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The trustee or a majority of the Funds' shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2009.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the Funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Accrued fees payable to affiliates and trustees as of February 28, 2009 were as follows:

	US Treasury Money Market Fund	Prime Money Market
Advisory fees	$225,138	$1,091,381
Administration fees	161,351	320,179
Custodian fees	57,042	273,549
Distribution fees	20,165	194,491
Shareholder servicing fees	127,927	263,540
Transfer agent fees	5,841	17,242
Trustees' fees	6,142	23,506
	$603,606	$2,183,888

Beneficial Interest

As of February 28, 2009, the following table includes shareholders (none of which were affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
US Treasury Money Market	1	98.8
Prime Money Market	1	76.3

Notes to Financial Statements
26

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

4.  Fund Share Transactions (On a Constant Dollar Basis):

	(amounts in thousands) For the Periods Ended
	February 28, 2009	August 31, 2008
US Treasury Money Market Fund
Proceeds from shares sold	$40,613,049	$40,694,226
Proceeds from reinvestment of distributions	14,152	80,959
Payments for shares redeemed	(39,467,112)	(38,367,427)
Total net increase (decrease)	$1,160,089	$2,407,758
Prime Money Market Fund
Proceeds from shares sold	$72,781,183	$176,803,114
Proceeds from reinvestment of distributions	119,154	605,025
Payments for shares redeemed	(72,848,331)	(177,167,132)
Total net increase (decrease)	$52,006	$241,007

5.  Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 10% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

As of February 28, 2009, there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

6.  Temporary Guarantee Program

The U.S. Department of Treasury has established a Temporary Guarantee Program ("Program") that guarantees a $1.00 net asset value for shares of participating money market funds as of September 19, 2008. Any increase in the number of shares an investor holds in a Fund after the close of business on September 19, 2008 will not be guaranteed. If a shareholder closes his/her account with a Fund or broker-dealer, any future investment in a Fund will not be guaranteed. The SSgA Prime Money Market Fund (the "Participating SSgA Money Market Fund") has elected to participate in the Program.

With respect to any Participating SSgA Money Market Fund shareholder, the coverage provided under the Program will be equal to the lesser of (i) the shareholder's account balance as of September 19, 2008; or (ii) the shareholder's account balance on the date a Participating SSgA Money Market Fund's net asset value per share falls below $0.995. Payments under the Program are conditioned on the Participating SSgA Money Market Fund liquidating. Thus, any payment made to shareholders of a Participating SSgA Money Market Fund with respect to shares covered by the Program guarantee would be paid at approximately the same time liquidation proceeds are paid to all Fund shareholders rather than shortly after the time the fund's net asset value per share falls below $0.995. The U.S. Treasury's liability to all participating money market funds under the Program, including the Participating SSgA Money Market Fund, is limited to the assets of the federal government's Exchange Stabilization Fund, which currently are approximately $50 billion. The SSgA Prime Money Market Fund is responsible for payment of fees required to participate in the Program and is responsible for the additional fees required to participate in the extended term of the Program. For the period ended February 28, 2009, the SSgA Prime Money Market Fund paid the U.S. Department of Treasury $3,013,766 to participate in the Program.

The program was initially due to expire December 18, 2008 but was extended by the U.S. Treasury until September 18, 2009. The SSgA Prime Money Market Fund made payment to the US Department of Treasury on April 13, 2009 to participate in this extension.

As of this Semiannual Report, more information is available about the Program at:

http://www.treas.gov/offices/domestic-finance/key-initiatives/money-market-fund.html.

Notes to Financial Statements
27

SSgA
Institutional Money Market Funds

Shareholder Requests for Additional Information — February 28, 2009 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
28

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers —
February 28, 2009 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 21 funds. The first table provides information about trustees who are interested persons. The second table provides information about the independent trustees. The third table provides information about the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2008 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2003 to Present, Senior Managing Director; Chairman, SSgA Investment Committee, State Street Global Advisors; • 2006 to Present, Trustee, Berea College; and • 2008 to Present, Chairman, Financial Service Sector Coordinating Counsel.	21	Listed under Principal Occupations

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 909 A Street Tacoma, WA 98402	Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees	• Until December 2008, Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	21	Listed under Principal Occupations

William L. Marshall Born December 12, 1942 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
29

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Born November 3, 1956 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	21	Listed under Principal Occupations

Patrick J. Riley Born November 30, 1948 909 A Street Tacoma, WA 98402	Trustee since 1988 Independent Chairman of the Board since January 2009 Member (ex officio), Audit Committee Member (ex officio), Governance Committee Member (ex officio), Valuation Committee Member (ex officio), Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to 2008, Associate Justice, Commonwealth of Massachusetts Superior Court (Retired); • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
30

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Born October 31, 1945 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	21	Listed under Principal Occupations

Bruce D. Taber Born April 25, 1947 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Henry W. Todd Born May 4, 1947 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
31

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds, Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Mark E. Swanson Born November 26, 1963 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc., Russell Investment Management Company, and Russell Fund Services Company.

Julie B. Piatelli Born August 5, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is chosen and qualified by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999-2004, Senior Manager, PricewaterhouseCoopers LLC.

Gregory J. Lyons Born August 24, 1960 909 A Street Tacoma, WA 98402	Secretary since 2007 and Chief Legal Officer since 2008	Until successor is chosen and qualified by Trustees	• US General Counsel and Assistant Secretary, Frank Russell Company,
• Director and Assistant Secretary, Russell Insurance Agency, Inc.;
• Secretary, Russell Investment Management Company, Russell Financial Services, Inc., and Russell Fund Services Company;
• Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds; and
• Secretary and US General Counsel, Russell Trust Company, Russell Institutional Funds Management LLC.

Disclosure of Information about Fund Trustees and Officers
32

SSgA
Institutional Money Market Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson

Shawn C.D. Johnson

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley, Chairman

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James E. Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Gregory J. Lyons, Secretary and Chief Legal Officer

Rick Chase, Assistant Treasurer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Sandra G. Richardson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company
909 A Street
Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Fund Management and Service Providers
33

IMMSAR-02/09 (51899)

FIXED INCOME FUNDS

Bond Market Fund

Bond Market Fund – Class R

Intermediate Fund

High Yield Bond Fund

Semiannual Report

February 28, 2009

SSgA Funds
Fixed Income Funds

Semiannual Report

February 28, 2009 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA
Bond Market Fund

Shareholder Expense Example — February 28, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from September 1, 2008 to February 28, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2008	$1,000.00	$1,000.00
Ending Account Value February 28, 2009	$992.20	$1,022.32
Expenses Paid During Period *	$2.47	$2.51

* Expenses are equal to the Fund's expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value September 1, 2008	$1,000.00	$1,000.00
Ending Account Value February 28, 2009	$990.40	$1,021.77
Expenses Paid During Period *	$3.01	$3.06

* Expenses are equal to the Fund's expense ratio of 0.61% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Bond Market Fund
3

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SSgA
Bond Market Fund

Schedule of Investments — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 98.5%
Asset-Backed Securities - 1.9%
American Express Issuance Trust Series 2008-2 Class A 4.020% due 01/18/11	285	284
Citibank Credit Card Issuance Trust (Ê) Series 2002-A8 Class A8 0.638% due 11/07/11	275	270
MBNA Credit Card Master Note Trust (Ê) Series 2004-A7 Class A7 0.561% due 12/15/11	275	272
		826
Corporate Bonds and Notes - 24.8%
Abbott Laboratories 5.875% due 05/15/16	100	106
5.125% due 04/01/19	250	247
Aetna, Inc. 7.875% due 03/01/11	35	36
Alabama Power Co. 5.700% due 02/15/33	50	49
Altria Group, Inc. 10.200% due 02/06/39	250	255
American Express Credit Corp. 5.300% due 12/02/15	50	44
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	25	26
Anheuser-Busch InBev Worldwide, Inc. (l) 8.200% due 01/15/39	250	242
Apache Corp. 6.250% due 04/15/12	35	37
Appalachian Power Co. 6.375% due 04/01/36	75	66
Archer-Daniels-Midland Co. 7.000% due 02/01/31	50	53
AT&T, Inc. 6.700% due 11/15/13	150	159
5.625% due 06/15/16	50	49
Avon Products, Inc. 5.125% due 01/15/11	50	51
BAC Capital Trust VI 5.625% due 03/08/35	75	33
Bank of America Corp. 2.100% due 04/30/12	225	223
5.420% due 03/15/17	150	107
Bank of New York Mellon Corp. (The) 6.375% due 04/01/12	40	41
Bear Stearns Cos. LLC (The) 6.950% due 08/10/12	275	285

	Principal Amount ($) or Shares	Market Value $
BellSouth Corp. 6.000% due 10/15/11	100	104
Berkshire Hathaway Finance Corp. 4.850% due 01/15/15	150	151
Black & Decker Corp. 7.125% due 06/01/11	50	51
Campbell Soup Co. 6.750% due 02/15/11	50	54
Capital One Financial Corp. 5.700% due 09/15/11	115	107
Caterpillar Financial Services Corp. 5.500% due 03/15/16	75	68
CenterPoint Energy Resources Corp. Series B 7.875% due 04/01/13	50	51
CenturyTel, Inc. Series L 7.875% due 08/15/12	50	50
Chevron Phillips Chemical Co. LLC 7.000% due 03/15/11	25	26
Citigroup, Inc. 5.100% due 09/29/11	150	134
5.850% due 12/11/34	100	76
Comcast Cable Communications Holdings, Inc. 8.375% due 03/15/13	75	80
Comcast Corp. 5.900% due 03/15/16	100	94
ConocoPhillips 6.650% due 07/15/18	100	104
COX Communications, Inc. 5.500% due 10/01/15	50	43
Credit Suisse USA, Inc. 6.125% due 11/15/11	125	127
5.000% due 05/15/13	275	266
Deere & Co. 7.850% due 05/15/10	32	33
Dominion Resources, Inc. Series B 5.950% due 06/15/35	100	86
Energy Transfer Partners, LP 6.125% due 02/15/17	70	62
Enterprise Products Operating LLC Series B 5.600% due 10/15/14	50	46
ERP Operating, LP 6.625% due 03/15/12	75	72
Exelon Generation Co. LLC 6.950% due 06/15/11	25	25
Federal Express Corp. 9.650% due 06/15/12	25	27

Bond Market Fund
5

SSgA
Bond Market Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
FIA Card Services NA 6.625% due 06/15/12	150	142
FirstEnergy Corp. Series B 6.450% due 11/15/11	50	50
Fortune Brands, Inc. 5.375% due 01/15/16	50	43
General Dynamics Corp. 4.250% due 05/15/13	60	61
General Electric Capital Corp. Series GMTN 5.500% due 04/28/11	50	51
Series MTNA
5.875% due 02/15/12	250	250
2.200% due 06/08/12	225	224
5.000% due 01/08/16	50	45
6.750% due 03/15/32	100	82
6.875% due 01/10/39	50	40
General Electric Co. 5.000% due 02/01/13	200	195
Goldman Sachs Group, Inc. (The) 5.250% due 10/15/13	100	93
5.000% due 10/01/14	125	112
5.750% due 10/01/16	100	88
5.950% due 01/15/27	70	48
6.125% due 02/15/33	100	80
Hartford Life Global Funding Trusts 5.200% due 02/15/11	50	47
Hess Corp. 6.650% due 08/15/11	25	25
7.300% due 08/15/31	25	22
HJ Heinz Finance Co. 6.750% due 03/15/32	25	24
Home Depot, Inc. 5.400% due 03/01/16	75	67
Honeywell International, Inc. 5.400% due 03/15/16	25	25
HSBC Bank USA Series BKNT 5.625% due 08/15/35	75	58
HSBC Finance Capital Trust IX 5.911% due 11/30/35	50	15
HSBC Finance Corp. 7.000% due 05/15/12	100	99
International Business Machines Corp. 5.875% due 11/29/32	50	49
Johnson & Johnson 5.150% due 07/15/18	150	164
JPMorgan Chase & Co. 7.875% due 06/15/10	125	128
2.625% due 12/01/10	350	357
4.750% due 05/01/13	100	97

	Principal Amount ($) or Shares	Market Value $
Kimberly-Clark Corp. 5.625% due 02/15/12	25	26
Kimco Realty Corp. 5.783% due 03/15/16	50	36
Kinder Morgan Energy Partners, LP 6.750% due 03/15/11	35	36
7.400% due 03/15/31	25	24
Kraft Foods, Inc. 6.500% due 11/01/31	25	24
Kroger Co. (The) 5.500% due 02/01/13	100	102
Lubrizol Corp. 6.500% due 10/01/34	25	19
Marathon Oil Corp. 6.800% due 03/15/32	100	85
McDonald's Corp. 5.350% due 03/01/18	175	180
Merrill Lynch & Co., Inc. 6.875% due 04/25/18	100	83
6.220% due 09/15/26	50	32
MetLife, Inc. 5.375% due 12/15/12	46	45
Midamerican Energy Holdings Co. 5.875% due 10/01/12	75	77
Morgan Stanley 5.300% due 03/01/13	225	211
5.750% due 10/18/16	100	88
National City Bank of Indiana 4.250% due 07/01/18	100	77
National Rural Utilities Cooperative Finance Corp. Series MTNC 7.250% due 03/01/12	25	26
News America Holdings, Inc. 8.000% due 10/17/16	75	75
News America, Inc. 6.150% due 03/01/37	50	39
Norfolk Southern Corp. 7.250% due 02/15/31	70	73
Northrop Grumman Systems Corp. 7.125% due 02/15/11	50	53
Oncor Electric Delivery Co. 6.375% due 05/01/12	25	25
7.000% due 05/01/32	25	23
Pacific Gas & Electric Co. 4.800% due 03/01/14	75	77
Pacificorp 5.250% due 06/15/35	75	68
Pepsi Bottling Group, Inc. Series B 7.000% due 03/01/29	55	62

Bond Market Fund
6

SSgA
Bond Market Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Pharmacia Corp. 6.600% due 12/01/28	100	104
Plum Creek Timberlands, LP 5.875% due 11/15/15	50	41
PPL Energy Supply LLC 5.400% due 08/15/14	100	93
Praxair, Inc. 6.375% due 04/01/12	70	74
Principal Life Income Funding Trusts 5.125% due 03/01/11	50	49
Procter & Gamble - Esop Series A 9.360% due 01/01/21	22	28
Progress Energy, Inc. 7.100% due 03/01/11	25	26
5.625% due 01/15/16	50	47
PSEG Power LLC 6.950% due 06/01/12	75	76
Public Service Co. of Colorado Series 15 5.500% due 04/01/14	100	105
Rohm and Haas Co. 7.850% due 07/15/29	50	41
Sempra Energy 7.950% due 03/01/10	80	82
Simon Property Group, LP 5.750% due 05/01/12	100	91
Southern Co. Capital Funding, Inc. Series C 5.750% due 11/15/15	25	25
Southern Copper Corp. 7.500% due 07/27/35	25	17
Spectra Energy Capital LLC 6.250% due 02/15/13	50	47
Teva Pharmaceutical Finance LLC 5.550% due 02/01/16	75	74
Time Warner Cable, Inc. Series WI 5.400% due 07/02/12	50	48
8.750% due 02/14/19	200	214
Time Warner Entertainment Co., LP Series * 8.375% due 07/15/33	50	48
Union Pacific Corp. 6.125% due 01/15/12	50	51
US Bank NA Series BKNT 6.375% due 08/01/11	75	79
Valero Energy Corp. 6.875% due 04/15/12	25	25
Verizon Communications, Inc. 5.850% due 09/15/35	150	132

	Principal Amount ($) or Shares	Market Value $
Verizon Global Funding Corp.
6.875% due 06/15/12	90	95
4.375% due 06/01/13	50	49
Vornado Realty, LP 5.600% due 02/15/11	50	47
Wal-Mart Stores, Inc. 4.500% due 07/01/15	100	102
5.250% due 09/01/35	150	139
Walt Disney Co. (The) Series MTNC 5.625% due 09/15/16	75	78
Waste Management, Inc. 7.375% due 08/01/10	50	51
Wells Fargo & Co. 5.125% due 09/15/16	100	87
Wells Fargo Bank NA Series BKNT 6.450% due 02/01/11	150	152
Yum! Brands, Inc. 6.250% due 04/15/16	75	69
		10,979
International Debt - 3.2%
Alberta Energy Co., Ltd. 7.375% due 11/01/31	40	35
America Movil SAB de CV 5.750% due 01/15/15	25	24
Anadarko Finance Co. Series B 7.500% due 05/01/31	25	21
BHP Billiton Finance USA, Ltd. 4.800% due 04/15/13	25	25
Canadian National Railway Co. 4.400% due 03/15/13	50	50
Canadian Natural Resources, Ltd. 5.450% due 10/01/12	50	48
Canadian Pacific, Ltd. 9.450% due 08/01/21	40	40
Deutsche Telekom International Finance BV 8.750% due 06/15/30	50	57
Diageo Capital PLC 5.500% due 09/30/16	75	74
Electricite De France (l) 6.950% due 01/26/39	250	251
EnCana Corp. 6.300% due 11/01/11	25	26
Export-Import Bank of Korea 5.125% due 02/14/11	50	48
France Telecom SA 8.500% due 03/01/31	50	63

Bond Market Fund
7

SSgA
Bond Market Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Mexico Government International Bond 6.375% due 01/16/13	25	26
6.625% due 03/03/15	100	105
National Gas Co. of Trinidad & Tobago, Ltd. (l) 6.050% due 01/15/36	25	16
Petro-Canada 4.000% due 07/15/13	50	44
Scottish Power, Ltd. 5.810% due 03/15/25	100	74
Talisman Energy, Inc. 5.850% due 02/01/37	25	16
Telefonica Europe BV 7.750% due 09/15/10	75	79
TransCanada Pipelines, Ltd. 4.000% due 06/15/13	100	95
Transocean, Ltd. 7.500% due 04/15/31	25	23
Tyco International Finance SA 7.000% due 06/15/28	25	18
Vale Overseas, Ltd. 6.250% due 01/23/17	50	48
Vodafone Group PLC 5.625% due 02/27/17	100	97
		1,403
Mortgage-Backed Securities - 44.1%
Banc of America Commercial Mortgage, Inc. Series 2003-2 Class A4 5.061% due 03/11/41	250	213
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class AAB 5.826% due 06/15/38	643	497
Fannie Mae 6.000% due 2011	3	3
6.000% due 2013	168	176
5.500% due 2014	8	8
6.500% due 2014	256	269
7.500% due 2015	26	27
6.500% due 2016	43	45
5.000% due 2018	530	549
5.500% due 2018	265	275
5.500% due 2019	101	105
9.000% due 2025	296	327
9.000% due 2026	2	3
7.500% due 2027	162	174
6.000% due 2028	14	14
6.000% due 2029	5	5
7.000% due 2029	5	5
6.000% due 2030	3	3

	Principal Amount ($) or Shares	Market Value $
7.500% due 2030	4	4
8.000% due 2031	15	16
4.500% due 2033	685	689
6.000% due 2033	491	510
5.500% due 2034	939	966
5.107% due 2036 (Ê)	1,302	1,338
5.000% due 2037	27	28
5.000% due 2038	681	694
6.000% due 2038	1,901	1,965
30 Year TBA (Ï) 4.500%	450	451
Freddie Mac 9.000% due 2010	5	6
6.000% due 2011	1	1
8.000% due 2011	2	2
6.000% due 2016	68	72
7.000% due 2016	104	110
4.500% due 2019	379	390
8.500% due 2025	1	1
6.500% due 2029	121	128
7.000% due 2030	3	3
7.000% due 2031	110	117
6.500% due 2032	331	349
6.000% due 2033	151	157
6.500% due 2033	497	523
7.000% due 2033	218	232
5.000% due 2035	1,950	1,984
5.500% due 2038	2,436	2,497
15 Year TBA (Ï) 4.500%	275	280
Ginnie Mae I
8.000% due 2012	53	56
10.000% due 2013	3	3
7.500% due 2022	1	1
7.000% due 2023	85	93
7.500% due 2023	1	1
6.500% due 2024	2	2
7.500% due 2024	39	43
8.500% due 2025	9	10
7.500% due 2027	3	3
6.500% due 2028	25	26
7.000% due 2028	17	18
7.500% due 2028	15	16
8.500% due 2028	18	20
7.500% due 2029	1	1
8.000% due 2029	7	7
7.500% due 2030	13	13
8.000% due 2030	45	47
7.000% due 2031	162	175
6.500% due 2032	111	118
7.000% due 2032	197	213
7.500% due 2032	8	9

Bond Market Fund
8

SSgA
Bond Market Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
5.000% due 2033	253	259
5.500% due 2038	439	452
6.000% due 2038	902	934
Merrill Lynch Mortgage Trust Series 2003-KEY Class A4 5.236% due 11/12/35	750	637
Morgan Stanley Capital I Series 2005-T19 Class AAB 4.852% due 06/12/47	200	159
		19,527
United States Government Agencies - 7.7%
Fannie Mae 6.125% due 03/15/12	600	673
Federal Home Loan Bank 4.250% due 11/02/10	300	313
Series 467 5.250% due 06/18/14	200	221
Federal Home Loan Bank Discount Notes 4.750% due 09/11/15	625	656
Freddie Mac 4.750% due 12/08/10	1,000	1,056
4.875% due 06/13/18	250	270
6.750% due 03/15/31	175	231
		3,420

	Principal Amount ($) or Shares	Market Value $
United States Government Treasuries - 16.8%
United States Treasury Notes (§) 2.750% due 07/31/10	300	308
0.875% due 01/31/11	2,000	1,996
1.500% due 12/31/13	1,975	1,934
2.750% due 02/15/19	2,150	2,096
5.250% due 11/15/28	400	468
5.250% due 02/15/29	165	193
5.000% due 05/15/37	385	463
		7,458
Total Long-Term Investments (cost $44,002)		43,613
Short-Term Investments - 4.2%
Freddie Mac 7.000% due 12/01/09	1	1
SSgA Prime Money Market Fund	1,841,262	1,841
Total Short-Term Investments (cost $1,842)		1,842
Total Investments - 102.7% (identified cost $45,844)		45,455
Other Assets and Liabilities, Net - (2.7%)		(1,198)
Net Assets - 100.0%		44,257

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciaion (Depreciation) $
Long Positions
United States Treasury 2 Year Notes	2	USD	433	06/09	—
United States Treasury 10 Year Notes	7	USD	840	06/09	(7)
Short Positions
United States Treasury 5 Year Notes	5	USD	583	06/09	1
United States Treasury 30 Year Bond	7	USD	863	06/09	17
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					11

See accompanying notes which are an integral part of the financial statements.

Bond Market Fund
9

SSgA
Bond Market Fund

Presentation of Portfolio Holdings — February 28, 2009 (Unaudited)

Categories	% of Net Assets
Asset-Backed Securities	1.9
Corporate Bonds and Notes	24.8
International Debt	3.2
Mortgage-Backed Securities	44.1
United States Government Agencies	7.7
United States Government Treasuries	16.8
Short-Term Investments	4.2
Total Investments	102.7
Other Assets and Liabilities, Net	(2.7)
	100.0
Futures Contracts	—	*

* Less than 0.05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Bond Market Fund
10

SSgA
Intermediate Fund

Shareholder Expense Example — February 28, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2008 to February 28, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2008	$1,000.00	$1,000.00
Ending Account Value February 28, 2009	$998.30	$1,021.82
Expenses Paid During Period *	$2.97	$3.01

* Expenses are equal to the Fund's expense ratio of 0.60% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Intermediate Fund
11

This page has been intentionally left blank.

SSgA
Intermediate Fund

Schedule of Investments — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 96.8%
Asset-Backed Securities - 1.9%
American Express Issuance Trust Series 2008-2 Class A 4.020% due 01/18/11	225	224
Citibank Credit Card Issuance Trust (Ê) Series 2002-A8 Class A8 0.638% due 11/07/11	225	221
MBNA Credit Card Master Note Trust (Ê) Series 2004-A7 Class A7 0.561% due 12/15/11	225	223
		668
Corporate Bonds and Notes - 35.5%
Abbott Laboratories 5.600% due 05/15/11	25	27
5.125% due 04/01/19	175	173
Alcoa, Inc. 7.375% due 08/01/10	55	53
Allstate Corp. (The) 6.125% due 02/15/12	72	72
American Express Co. 5.250% due 09/12/11	75	72
4.875% due 07/15/13	30	27
Anadarko Petroleum Corp. 5.950% due 09/15/16	50	45
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	95	97
Apache Corp. 6.250% due 04/15/12	20	21
AT&T, Inc. 6.700% due 11/15/13	150	159
AvalonBay Communities, Inc. 6.125% due 11/01/12	50	47
Bank of America Corp. 7.400% due 01/15/11	100	93
2.100% due 04/30/12	175	174
Bank of America NA 5.300% due 03/15/17	250	185
Bank of New York Mellon Corp. (The) 6.375% due 04/01/12	30	31
Bank One Corp. 5.900% due 11/15/11	35	36
BB&T Corp. 6.500% due 08/01/11	15	15
Bear Stearns Cos. LLC (The) 6.950% due 08/10/12	225	233
5.300% due 10/30/15	50	46
BellSouth Corp. 6.000% due 10/15/11	50	52
5.200% due 12/15/16	125	120

	Principal Amount ($) or Shares	Market Value $
Berkshire Hathaway Finance Corp. 4.500% due 01/15/13	100	101
Boeing Capital Corp. 6.500% due 02/15/12	75	79
Boston Properties, LP 6.250% due 01/15/13	30	26
Bottling Group LLC 5.500% due 04/01/16	100	104
Burlington Northern Santa Fe Corp. 5.650% due 05/01/17	50	48
Campbell Soup Co. 6.750% due 02/15/11	35	38
Capital One Financial Corp. 5.700% due 09/15/11	60	56
Carolina Power & Light Co. 5.250% due 12/15/15	70	71
Caterpillar Financial Services Corp. 4.625% due 06/01/15	75	66
5.450% due 04/15/18	100	88
CenterPoint Energy Resources Corp. 6.150% due 05/01/16	50	43
CenturyTel, Inc. Series L 7.875% due 08/15/12	25	25
Cisco Systems, Inc. 5.500% due 02/22/16	100	104
Citigroup, Inc. 4.625% due 08/03/10	75	69
6.000% due 02/21/12	200	175
5.500% due 02/15/17	125	82
Cleveland Electric Illuminating Co. (The) 5.650% due 12/15/13	100	95
Coca-Cola Co. (The) 5.750% due 03/15/11	35	37
Coca-Cola Enterprises, Inc. 8.500% due 02/01/12	36	40
Colgate-Palmolive Co. 4.200% due 05/15/13	60	61
Comcast Corp. 6.500% due 01/15/15	50	49
4.950% due 06/15/16	25	22
5.700% due 05/15/18	100	92
ConAgra Foods, Inc. 5.819% due 06/15/17	61	58
ConocoPhillips 4.750% due 10/15/12	50	51
Consumers Energy Co. 5.150% due 02/15/17	50	46
COX Communications, Inc. 7.750% due 11/01/10	100	102
5.500% due 10/01/15	25	22

Intermediate Fund
13

SSgA
Intermediate Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Credit Suisse USA, Inc. 5.375% due 03/02/16	75	69
CSX Corp. 6.750% due 03/15/11	25	25
CVS Caremark Corp. 5.750% due 06/01/17	50	49
Daimler Finance NA LLC 4.875% due 06/15/10	50	48
DCP Midstream LLC 6.875% due 02/01/11	40	40
Developers Diversified Realty Corp. 5.375% due 10/15/12	25	12
Devon Financing Corp. ULC 6.875% due 09/30/11	50	53
Dominion Resources, Inc. Series 06-B 6.300% due 09/30/66	50	30
Dover Corp. 4.780% due 10/15/15	25	25
Duke Energy Carolinas LLC 5.625% due 11/30/12	75	78
EI Du Pont de Nemours & Co. 4.125% due 04/30/10	75	76
Energy East Corp. 6.750% due 06/15/12	55	53
Enterprise Products Operating LLC Series B 5.600% due 10/15/14	25	23
ERP Operating, LP 6.625% due 03/15/12	40	38
Estee Lauder Cos., Inc. (The) 6.000% due 01/15/12	10	10
Exelon Corp. 6.750% due 05/01/11	50	50
Exelon Generation Co. LLC 6.950% due 06/15/11	5	5
Federal Express Corp. 9.650% due 06/15/12	50	55
Florida Power & Light Co. 4.850% due 02/01/13	50	52
Genentech, Inc. 4.750% due 07/15/15	50	49
General Dynamics Corp. 4.250% due 05/15/13	40	41
General Electric Capital Corp. Series MTNA 5.875% due 02/15/12	250	250
2.200% due 06/08/12	175	175
6.000% due 06/15/12	300	298
5.400% due 02/15/17	250	219
General Mills, Inc. 6.000% due 02/15/12	25	26

	Principal Amount ($) or Shares	Market Value $
Genworth Financial, Inc. 4.950% due 10/01/15	50	22
GlaxoSmithKline Capital, Inc. 4.375% due 04/15/14	65	66
Goldman Sachs Group, Inc. (The) 5.700% due 09/01/12	150	146
5.250% due 10/15/13	225	208
5.750% due 10/01/16	75	66
5.625% due 01/15/17	50	40
Goodrich Corp. 7.625% due 12/15/12	30	32
Hershey Co. (The) 4.850% due 08/15/15	50	49
Hess Corp. 6.650% due 08/15/11	25	25
Hewlett-Packard Co. 6.125% due 03/01/14	100	106
HJ Heinz Finance Co. 6.000% due 03/15/12	25	26
Honeywell International, Inc. 7.500% due 03/01/10	50	53
HSBC Finance Corp. 5.500% due 01/19/16	100	87
International Business Machines Corp. 4.750% due 11/29/12	50	53
7.625% due 10/15/18	100	113
Johnson & Johnson 5.150% due 07/15/18	100	109
JPMorgan Chase & Co. 3.125% due 12/01/11	350	360
4.750% due 05/01/13	125	121
5.150% due 10/01/15	100	91
Kimberly-Clark Corp. 5.625% due 02/15/12	5	5
Kimco Realty Corp. 5.783% due 03/15/16	25	18
Kohl's Corp. 6.300% due 03/01/11	10	10
Kroger Co. (The) 5.500% due 02/01/13	75	76
Landesbank Baden-Wuerttemberg 5.050% due 12/30/15	200	190
M&I Marshall & Ilsley Bank 5.250% due 09/04/12	45	41
Masco Corp. 5.875% due 07/15/12	25	21
McDonald's Corp. 5.350% due 03/01/18	75	77
Merck & Co., Inc. 4.375% due 02/15/13	75	77
Merrill Lynch & Co., Inc. 6.875% due 04/25/18	100	83

Intermediate Fund
14

SSgA
Intermediate Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
MetLife, Inc. 5.375% due 12/15/12	75	74
Midamerican Energy Holdings Co. 5.750% due 04/01/18	125	124
Monsanto Co. 7.375% due 08/15/12	10	11
Morgan Stanley 6.750% due 04/15/11	125	126
2.000% due 09/22/11	350	350
5.300% due 03/01/13	175	164
Series GMTN 1.698% due 01/09/14	100	67
6.625% due 04/01/18	100	92
National Fuel Gas Co. 5.250% due 03/01/13	20	19
Nationwide Financial Services 5.900% due 07/01/12	41	37
New Cingular Wireless Services, Inc. 8.125% due 05/01/12	75	81
News America Holdings, Inc. 9.250% due 02/01/13	60	63
8.000% due 10/17/16	75	75
Nisource Finance Corp. 7.875% due 11/15/10	36	35
Ohio Power Co. Series F 5.500% due 02/15/13	25	25
Oncor Electric Delivery Co. 6.375% due 05/01/12	25	25
Oracle Corp. 5.250% due 01/15/16	75	76
PepsiCo, Inc. 5.000% due 06/01/18	125	127
Pitney Bowes, Inc. 4.625% due 10/01/12	45	45
PPL Energy Supply LLC 5.400% due 08/15/14	50	47
Praxair, Inc. 6.375% due 04/01/12	50	53
Principal Life Income Funding Trusts 5.125% due 03/01/11	25	25
Procter & Gamble Co. 4.600% due 01/15/14	175	184
4.950% due 08/15/14	50	53
PSEG Power LLC 5.500% due 12/01/15	50	46
Public Service Electric & Gas Co. 5.000% due 08/15/14	50	52
Qwest Corp. 7.875% due 09/01/11	50	49
Reed Elsevier Capital, Inc. 6.750% due 08/01/11	60	57

	Principal Amount ($) or Shares	Market Value $
Sempra Energy 7.950% due 03/01/10	55	57
Simon Property Group, LP 6.100% due 05/01/16	125	99
Southern California Edison Co. 5.000% due 01/15/14	30	31
Spectra Energy Capital LLC 5.668% due 08/15/14	100	92
SunTrust Bank 6.375% due 04/01/11	50	50
Time Warner Cable, Inc. Series WI 5.400% due 07/02/12	50	48
Time Warner, Inc. 6.875% due 05/01/12	25	25
Union Pacific Corp. 5.650% due 05/01/17	50	47
United Technologies Corp. 6.100% due 05/15/12	90	96
US Bank NA Series BKNT 6.375% due 08/01/11	100	105
Valero Energy Corp. 6.125% due 06/15/17	50	44
Verizon Communications, Inc. 4.900% due 09/15/15	100	94
8.750% due 11/01/18	125	143
Verizon Wireless Capital LLC (l) 8.500% due 11/15/18	150	169
Viacom, Inc. 6.250% due 04/30/16	50	43
Virginia Electric and Power Co. Series A 4.750% due 03/01/13	50	50
Wal-Mart Stores, Inc. 5.375% due 04/05/17	125	129
Walt Disney Co. (The) Series MTNC 6.000% due 07/17/17	100	105
WellPoint, Inc. 6.375% due 01/15/12	30	31
Wells Fargo & Co. 3.000% due 12/09/11	350	359
4.375% due 01/31/13	150	142
5.625% due 12/11/17	200	190
Wells Fargo Bank NA Series BKNT 6.450% due 02/01/11	150	152
Western Union Co. (The) Series WI 5.930% due 10/01/16	90	84

Intermediate Fund
15

SSgA
Intermediate Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Wisconsin Energy Corp. 6.500% due 04/01/11	59	61
Wyeth 6.950% due 03/15/11	75	80
Xerox Corp. 6.400% due 03/15/16	70	59
Yum! Brands, Inc. 6.250% due 04/15/16	50	46
Zions Bancorporation 5.500% due 11/16/15	50	34
		12,695
International Debt - 5.5%
BHP Billiton Finance USA, Ltd. 8.500% due 12/01/12	26	29
BP Capital Markets PLC 5.250% due 11/07/13	175	186
British Telecommunications PLC 5.950% due 01/15/18	100	82
Canadian National Railway Co. 4.400% due 03/15/13	50	50
Canadian Natural Resources, Ltd. 5.450% due 10/01/12	55	53
Credit Suisse New York 5.000% due 05/15/13	225	217
Deutsche Telekom International Finance BV 5.250% due 07/22/13	75	75
Diageo Capital PLC 7.375% due 01/15/14	150	167
EnCana Corp. 6.300% due 11/01/11	50	52
Falconbridge, Ltd. 7.350% due 06/05/12	16	13
France Telecom SA 7.750% due 03/01/11	75	81
Hydro Quebec Series IF 8.000% due 02/01/13	85	98
Koninklijke (Royal) KPN NV 8.000% due 10/01/10	25	26
Korea National Housing Corp. (Ê)(l) 1.501% due 11/22/11	90	90
Kowloon Canton Railway Corp. 8.000% due 03/15/10	90	94
Lloyds Banking Group PLC (ƒ)(l) 6.267% due 12/31/49	105	21
Mexico Government International Bond Series MTNA 5.875% due 01/15/14	100	101
Petrobras International Finance Co. 6.125% due 10/06/16	25	25

	Principal Amount ($) or Shares	Market Value $
Rio Tinto Alcan, Inc. 4.875% due 09/15/12	10	9
4.500% due 05/15/13	50	43
Rogers Cable, Inc. 6.250% due 06/15/13	75	74
Royal Bank of Scotland Group PLC 5.050% due 01/08/15	100	83
South Africa Government International Bond 7.375% due 04/25/12	50	51
Telefonica Emisiones SAU 6.421% due 06/20/16	65	66
TransCanada Pipelines, Ltd. 4.000% due 06/15/13	50	47
Tyco International Finance SA 6.000% due 11/15/13	25	24
Vale Overseas, Ltd. 6.250% due 01/23/17	75	72
XL Capital Finance Europe PLC 6.500% due 01/15/12	26	19
		1,948
Mortgage-Backed Securities - 4.1%
Commercial Mortgage Acceptance Corp. Series 1999-C1 Class A2 7.030% due 06/15/31	45	45
Fannie Mae 5.505% due 2036 (Ê)	645	668
30 Year TBA (Ï) 4.500%	350	351
Freddie Mac 5.643% due 2037 (Ê)	3	3
GE Capital Commercial Mortgage Corp. Series 2002-1A Class A2 5.994% due 12/10/35	385	381
		1,448
United States Government Agencies - 14.5%
Fannie Mae 3.625% due 02/12/13	1,500	1,576
Federal Home Loan Bank 2.750% due 06/18/10	1,000	1,017
4.250% due 11/02/10	500	521
4.000% due 09/06/13	750	793
Freddie Mac 5.125% due 11/17/17	675	741
3.250% due 02/25/11	500	515
		5,163

Intermediate Fund
16

SSgA
Intermediate Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
United States Government Treasuries - 35.3%
United States Treasury Notes 2.750% due 07/31/10	200	206
0.875% due 01/31/11	2,625	2,619
3.875% due 10/31/12	750	810
2.875% due 01/31/13	1,550	1,622
3.125% due 04/30/13	1,000	1,057
3.500% due 05/31/13	500	535
3.375% due 06/30/13	500	534
3.375% due 07/31/13	1,250	1,334
1.500% due 12/31/13	1,250	1,224
1.750% due 01/31/14	800	791
3.875% due 05/15/18	100	107
2.750% due 02/15/19	1,800	1,755
		12,594
Total Long-Term Investments (cost $34,703)		34,516

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 2.5%
Merrill Lynch & Co., Inc. Series MTNC 4.250% due 02/08/10	100	96
SSgA Prime Money Market Fund	811,014	811
Total Short-Term Investments (cost $910)		907
Total Investments - 99.3% (identified cost $35,613)		35,423
Other Assets and Liabilities, Net - 0.7%		261
Net Assets - 100.0%		35,684

Presentation of Portfolio Holdings — February 28, 2009 (Unaudited)

Categories	% of Net Assets
Asset-Backed Securities	1.9
Corporate Bonds and Notes	35.5
International Debt	5.5
Mortgage-Backed Securities	4.1
United States Government Agencies	14.5
United States Government Treasuries	35.3
Short-Term Investments	2.5
Total Investments	99.3
Other Assets and Liabilities, Net	0.7
100.0

See accompanying notes which are an integral part of the financial statements.

Intermediate Fund
17

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SSgA
High Yield Bond Fund

Shareholder Expense Example — February 28, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for this Fund is from September 1, 2008 to February 28, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2008	$1,000.00	$1,000.00
Ending Account Value February 28, 2009	$814.40	$1,021.08
Expenses Paid During Period *	$3.37	$3.76

* Expenses are equal to the Fund's expense ratio of 0.75% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

High Yield Bond Fund
19

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SSgA
High Yield Bond Fund

Schedule of Investments — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 92.7%
Corporate Bonds and Notes - 85.1%
Actuant Corp. 6.875% due 06/15/17	175	155
AES Corp. (The) (l) 8.000% due 06/01/20	330	274
Airgas, Inc. (l) 7.125% due 10/01/18	375	356
Albertsons, Inc. 7.500% due 02/15/11	100	99
7.450% due 08/01/29	230	186
Allied Waste North America, Inc. 7.875% due 04/15/13	150	150
7.250% due 03/15/15	250	244
AMC Entertainment, Inc. 8.625% due 08/15/12	375	362
American Greetings Corp. 7.375% due 06/01/16	375	193
Aramarck Corp. 8.500% due 02/01/15	200	182
Arch Western Finance LLC 6.750% due 07/01/13	425	397
Baldor Electric Co. 8.625% due 02/15/17	500	396
Bausch & Lomb, Inc. (l) 9.875% due 11/01/15	175	159
BE Aerospace, Inc. 8.500% due 07/01/18	175	140
Biomet, Inc. Series WI 11.625% due 10/15/17	375	347
Boston Scientific Corp. 5.450% due 06/15/14	325	306
Cablevision Systems Corp. Series B 8.000% due 04/15/12	200	194
Centennial Cellular Operating Co./ Centennial Communications Corp. 10.125% due 06/15/13	175	181
Chesapeake Energy Corp. 9.500% due 02/15/15	435	405
6.500% due 08/15/17	1,050	827
Chiquita Brands International, Inc. 8.875% due 12/01/15	425	324
CHS/Community Health Systems, Inc. Series WI 8.875% due 07/15/15	500	473
Cincinnati Bell, Inc. 7.250% due 07/15/13	200	191
CMS Energy Corp. 8.500% due 04/15/11	375	378

	Principal Amount ($) or Shares	Market Value $
Constellation Brands, Inc. 7.250% due 05/15/17	350	331
Corrections Corp. of America 6.250% due 03/15/13	325	311
6.750% due 01/31/14	200	194
Cricket Communications, Inc. 9.375% due 11/01/14	450	411
10.000% due 07/15/15 (l)	250	231
Crown Americas LLC/ Crown Americas Capital Corp. 7.625% due 11/15/13	325	327
CSC Holdings, Inc. (l) 8.500% due 04/15/14	400	384
8.625% due 02/15/19	375	349
Deluxe Corp. 7.375% due 06/01/15	200	127
Denbury Resources, Inc. 7.500% due 12/15/15	240	205
9.750% due 03/01/16	425	399
DirecTV Holdings LLC/DirecTV Financing Co. 6.375% due 06/15/15	800	726
DISH DBS Corp. 6.375% due 10/01/11	160	153
6.625% due 10/01/14	250	225
Dollar General Corp. 10.625% due 07/15/15	475	476
Domtar Corp. Series * 5.375% due 12/01/13	600	420
D.R. Horton, Inc. 5.375% due 06/15/12	300	246
Dynegy Roseton/Danskammer Pass Through Trust Series B 7.670% due 11/08/16	280	210
Edison Mission Energy 7.000% due 05/15/17	425	359
El Paso Corp. 12.000% due 12/12/13	475	503
8.250% due 02/15/16	250	233
First Data Corp. 9.875% due 09/24/15	200	110
Ford Motor Credit Co. LLC 9.750% due 09/15/10	875	565
8.000% due 12/15/16	695	327
Forest Oil Corp. (l) 8.500% due 02/15/14	450	409
7.250% due 06/15/19	150	120
Frontier Communications Corp. 9.250% due 05/15/11	145	148

High Yield Bond Fund
21

SSgA
High Yield Bond Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Frontier Oil Corp. 8.500% due 09/15/16	375	362
GameStop Corp. & GameStop, Inc. 8.000% due 10/01/12	200	200
Georgia-Pacific LLC 8.125% due 05/15/11	200	194
7.000% due 01/15/15 (l)	250	233
Goodyear Tire & Rubber Co. (The) 8.625% due 12/01/11	127	102
Graham Packaging Co., Inc. 8.500% due 10/15/12	175	136
9.875% due 10/15/14	175	110
HCA, Inc. 6.250% due 02/15/13	750	585
9.250% due 11/15/16	480	439
Health Net, Inc. 6.375% due 06/01/17	200	134
Host Hotels & Resorts, LP Series Q 6.750% due 06/01/16	570	410
Huntsman LLC 11.625% due 10/15/10	375	371
Inergy, LP/Inergy Finance Corp. 8.750% due 03/01/15 (l)	375	367
Knight, Inc. 6.500% due 09/01/12	380	357
L-3 Communications Corp. 7.625% due 06/15/12	965	970
LBI Media, Inc. (l) 8.500% due 08/01/17	300	90
Lender Processing Services, Inc. 8.125% due 07/01/16	275	275
Mediacom Broadband LLC/ Mediacom Broadband Corp. 8.500% due 10/15/15	200	170
Mediacom LLC/Mediacom Capital Corp. 9.500% due 01/15/13	400	348
MetroPCS Wireless, Inc. 9.250% due 11/01/14	450	425
MGM Mirage 6.750% due 04/01/13	425	182
Midwest Generation LLC Series B 8.560% due 01/02/16	238	235
Mirant NA LLC 7.375% due 12/31/13	375	343
Nalco Co. 8.875% due 11/15/13	300	290
Newfield Exploration Co. 7.125% due 05/15/18	250	220
Nielsen Finance LLC/Nielsen Finance Co. (l) 11.625% due 02/01/14	375	324

	Principal Amount ($) or Shares	Market Value $
NRG Energy, Inc. 7.375% due 02/01/16	290	268
7.375% due 01/15/17	635	587
Oncor Electric Delivery Co. (l) 6.800% due 09/01/18	225	221
Orion Power Holdings, Inc. 12.000% due 05/01/10	325	334
Owens Brockway Glass Container, Inc. 8.250% due 05/15/13	360	364
Peabody Energy Corp. Series B 6.875% due 03/15/13	350	340
PetroHawk Energy Corp. (l) 10.500% due 08/01/14	300	295
7.875% due 06/01/15	250	215
Pinnacle Foods Finance LLC/ Pinnacle Foods Finance Corp. 10.625% due 04/01/17	350	248
Plains Exploration & Production Co. 7.000% due 03/15/17	200	171
Qwest Communications International, Inc. Series B 7.500% due 02/15/14	325	275
Qwest Corp. 1.000% due 03/15/12	375	369
Range Resources Corp. 7.250% due 05/01/18	325	294
RBS Global, Inc./Rexnord LLC 11.750% due 08/01/16	400	262
Reliant Energy, Inc. 6.750% due 12/15/14	250	220
Rite Aid Corp. 10.375% due 07/15/16	300	186
Rockwood Specialties Group, Inc. 7.500% due 11/15/14	525	446
Sally Holdings LLC/Sally Capital, Inc. 10.500% due 11/15/16	500	434
Service Corp. International Series WI 6.750% due 04/01/15	300	277
Sprint Capital Corp. 7.625% due 01/30/11	650	564
6.900% due 05/01/19	650	422
Stater Brothers Holdings 7.750% due 04/15/15	200	192
Steel Dynamics, Inc. 6.750% due 04/01/15	450	350
Sungard Data Systems, Inc. 9.125% due 08/15/13	625	531
SUPERVALU, Inc. 7.500% due 11/15/14	375	364

High Yield Bond Fund
22

SSgA
High Yield Bond Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Tenet Healthcare Corp. 7.375% due 02/01/13	175	148
9.875% due 07/01/14	200	159
Tenneco, Inc. 8.625% due 11/15/14	210	29
Tennessee Gas Pipeline Co. (l) 8.000% due 02/01/16	500	491
Texas Competitive Electric Holdings Co. LLC 10.250% due 11/01/15	650	328
Tyson Foods, Inc. (l) 10.500% due 03/01/14	175	165
United Rentals NA, Inc. 6.500% due 02/15/12	175	137
Warner Chilcott Corp. 8.750% due 02/01/15	195	183
Waste Services, Inc. 9.500% due 04/15/14	325	257
Williams Cos., Inc. 8.750% due 03/15/32	200	187
Windstream Corp. 8.125% due 08/01/13	250	243
8.625% due 08/01/16	525	504
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. Series EXCH 6.625% due 12/01/14	300	212
		34,562
International Debt - 6.5%
Ashtead Holdings PLC (l) 8.625% due 08/01/15	150	90
Avago Technologies Finance 10.125% due 12/01/13	340	287
Baytex Energy, Ltd. 9.625% due 07/15/10	230	216
Bombardier, Inc. (l) 6.750% due 05/01/12	400	314
Intelsat Jackson Holdings, Ltd. 11.250% due 06/15/16	900	848
Intelsat Subsidiary Holding Co., Ltd. (l) 8.875% due 01/15/15	175	166
8.875% due 01/15/15	125	118
Quebecor Media, Inc. 7.750% due 03/15/16	500	408
Videotron Ltee (l) 9.125% due 04/15/18	175	176
		2,623

	Principal Amount ($) or Shares	Market Value $
Loan Agreements - 1.1%
Aldabra 2 Acquisition Corp. (ß)(l) 9.250% due 01/11/16	300	87
Quicksilver Resources, Inc. (ß)(l) 7.750% due 08/08/13	420	350
		437
Total Long-Term Investments (cost $40,159)		37,622
Warrants & Rights - 0.0%
Consumer Discretionary - 0.0%
Sirius XM Radio, Inc. (Æ) 2010 Warrants	400	—	*
Total Warrants & Rights (cost $80)		—	*
Short-Term Investments - 1.3%
GMAC LLC 5.625% due 05/15/09	275	246
7.750% due 01/19/10 (l)	275	220
Goodyear Tire & Rubber Co. (The) (Ê) 6.318% due 12/01/09	80	75
SSgA Prime Money Market Fund	2,625	3
Total Short-Term Investments (cost $596)		544
Total Investments - 94.0% (identified cost $40,835)		38,166
Other Assets and Liabilities, Net - 6.0%		2,442
Net Assets - 100.0%		40,608

See accompanying notes which are an integral part of the financial statements.

High Yield Bond Fund
23

SSgA
High Yield Bond Fund

Presentation of Porfolio Holdings — February 28, 2009 (Unaudited)

Categories	% of Net Assets
Corporate Bonds and Notes	85.1
International Debt	6.5
Loan Agreements	1.1
Warrants and Rights	—	*
Short-Term Investments	1.3
Total Investments	94.0
Other Assets and Liabilities, Net	6.0
	100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

High Yield Bond Fund
24

SSgA
Fixed Income Funds

Notes to Schedules of Investments — February 28, 2009 (Unaudited)

Footnotes

(Æ)  Nonincome-producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Ï)  Forward commitment.

(ƒ)  Perpetual floating rate security.

(µ)  Bond is insured by a guarantor.

(æ)  Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

(Ø)  In default.

(ß)  Illiquid security.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security (144A). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

  ±  Less than $500.

Abbreviations

ADR - American Depositary Receipt

ADS - American Depositary Share

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

TRAINS - Targeted Return Index

Notes to Schedules of Investments
25

SSgA
Fixed Income Funds

Statements of Assets and Liabilities — February 28, 2009 (Unaudited)

Amounts in thousands	Bond Market Fund	Intermediate Fund	High Yield Bond Fund
Assets
Investments, at identified cost	$45,844	$35,613	$40,835
Investments, at market	45,455	35,423	38,166
Receivables:
Dividends and interest	361	318	837
Investments sold	1,824	3,653	2,965
Fund shares sold	13	8	49
From Advisor	20	17	9
Daily variation margin on futures contracts	8	1	—
Prepaid expenses	1	1	16
Total assets	47,682	39,421	42,042
Liabilities
Payables:
Due to custodian	—	—	115
Investments purchased	3,232	1,597	990
Fund shares redeemed	74	2,073	275
Accrued fees to affiliates	66	37	35
Other accrued expenses	53	30	19
Total liabilities	3,425	3,737	1,434
Net Assets	$44,257	$35,684	$40,608
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$147	$85	$371
Accumulated net realized gain (loss)	(44,953)	(10,521)	(11,119)
Unrealized appreciation (depreciation) on:
Investments	(389)	(190)	(2,669)
Futures contracts	11	—	—
Shares of beneficial interest	6	4	7
Additional paid-in capital	89,435	46,306	54,018
Net Assets	$44,257	$35,684	$40,608
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class*	$7.92	$8.19	$5.90
Net assets	$44,244,800	$35,683,810	$40,608,355
Shares outstanding ($.001 par value)	5,585,667	4,359,505	6,888,119
Net asset value per share: Class R*	$7.88	$—	$—
Net assets	$11,851	$—	$—
Shares outstanding ($.001 par value)	1,505	—	—

*  Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities
26

SSgA
Fixed Income Funds

Statements of Operations — For the Period Ended February 28, 2009 (Unaudited)

Amounts in thousands	Bond Market Fund	Intermediate Fund	High Yield Bond Fund
Investment Income
Dividends from affiliated money market funds	$10	$8	$26
Interest	1,170	723	1,905
Total investment income	1,180	731	1,931
Expenses
Advisory fees	70	54	58
Administrative fees	22	21	21
Custodian fees	48	35	34
Distribution fees	14	21	18
Transfer agent fees	31	15	18
Professional fees	24	23	18
Registration fees	24	12	13
Shareholder servicing fees	9	16	8
Trustees' fees	7	7	7
Insurance fees	1	— *	— *
Printing fees	6	3	4
Miscellaneous	5	3	3
Expenses before reductions	261	210	202
Expense reductions	(145)	(101)	(56)
Net expenses	116	109	146
Net investment income (loss)	1,064	622	1,785
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(2,827)	(1,166)	(8,837)
Futures contracts	280	3	—
Net realized gain (loss)	(2,547)	(1,163)	(8,837)
Net change in unrealized appreciation (depreciation) on:
Investments	965	401	(838)
Futures contracts	61	29	—
Net change in unrealized appreciation (depreciation)	1,026	430	(838)
Net realized and unrealized gain (loss)	(1,521)	(733)	(9,675)
Net Increase (Decrease) in Net Assets from Operations	$(457)	$(111)	$(7,890)

*  Less than $500.

See accompanying notes which are an integral part of the financial statements.

Statements of Operations
27

SSgA
Fixed Income Funds

Statements of Changes in Net Assets

	Bond Market Fund		Intermediate Fund
Amounts in thousands	Six Months Ended February 28, 2009 (Unaudited)	Fiscal Year Ended August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	Fiscal Year Ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,064	$5,980	$622	$1,898
Net realized gain (loss)	(2,547)	(39,010)	(1,163)	(6,394)
Net change in unrealized appreciation (depreciation)	1,026	20,766	430	3,340
Net increase (decrease) in net assets from operations	(457)	(12,264)	(111)	(1,156)
Distributions
From net investment income
Institutional Class	(1,102)	(6,748)	(648)	(2,031)
Class R	—	(1)	—	—
From net realized gain	—	—	—	—
Net decrease in net assets from distributions	(1,102)	(6,749)	(648)	(2,031)
Share Transactions
Net increase (decrease) in net assets from share transactions	(6,652)	(204,556)	(2,054)	(11,815)
Total Net Increase (Decrease) in Net Assets	(8,211)	(223,569)	(2,813)	(15,002)
Net Assets
Beginning of period	52,468	276,037	38,497	53,499
End of period	$44,257	$52,468	$35,684	$38,497
Undistributed (overdistributed) net investment income included in net assets	$147	$185	$85	$111

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets
28

	High Yield Bond Fund
Amounts in thousands	Six Months Ended February 28, 2009 (Unaudited)	Fiscal Year Ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,785	$2,790
Net realized gain (loss)	(8,837)	(2,044)
Net change in unrealized appreciation (depreciation)	(838)	(976)
Net increase (decrease) in net assets from operations	(7,890)	(230)
Distributions
From net investment income
Institutional Class	(1,741)	(2,665)
Class R	—	—
From net realized gain	—	—
Net decrease in net assets from distributions	(1,741)	(2,665)
Share Transactions
Net increase (decrease) in net assets from share transactions	(126)	19,341
Total Net Increase (Decrease) in Net Assets	(9,757)	16,446
Net Assets
Beginning of period	50,365	33,919
End of period	$40,608	$50,365
Undistributed (overdistributed) net investment income included in net assets	$371	$327

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets
29

SSgA
Fixed Income Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)(a)		$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Bond Market Fund
Institutional Class
February 28, 2009*	8.17	.18		(.24)		(.06)	(.19)	—	(.19)
August 31, 2008	9.14	.44		(.99)		(.55)	(.42)	—	(.42)
August 31, 2007	9.78	.49		(.63)		(.14)	(.50)	— (c)	(.50)
August 31, 2006	10.21	.45		(.31)		.14	(.50)	(.07)	(.57)
August 31, 2005	10.41	.39		(.04)		.35	(.41)	(.14)	(.55)
August 31, 2004	10.26	.37		.24		.61	(.31)	(.15)	(.46)
Class R
February 28, 2009*	8.12	—	(c)	(.07)		(.07)	(.17)	—	(.17)
August 31, 2008	9.11	.36		(.95)		(.59)	(.40)	—	(.40)
August 31, 2007	9.78	.47		(.62)		(.15)	(.52)	— (c)	(.52)
August 31, 2006	10.21	.46		(.32)		.14	(.50)	(.07)	(.57)
August 31, 2005	10.41	.40		(.04)		.36	(.42)	(.14)	(.56)
August 31, 2004 (1)	10.07	.15		.27		.42	(.08)	—	(.08)
Intermediate Fund
February 28, 2009*	8.34	.14		(.14)		—	(.15)	—	(.15)
August 31, 2008	9.00	.38		(.64)		(.26)	(.40)	—	(.40)
August 31, 2007	9.62	.47		(.63)		(.16)	(.46)	—	(.46)
August 31, 2006	9.94	.40		(.26)		.14	(.45)	(.01)	(.46)
August 31, 2005	10.19	.32		(.13)		.19	(.28)	(.16)	(.44)
August 31, 2004	10.08	.29		.20		.49	(.31)	(.07)	(.38)
High Yield Bond Fund
February 28, 2009*	7.60	.28		(1.68)		(1.40)	(.30)	—	(.30)
August 31, 2008	8.27	.61		(.68)		(.07)	(.60)	—	(.60)
August 31, 2007	8.31	.60		(.04	)(d)	.56	(.60)	—	(.60)
August 31, 2006	8.78	.57		(.34	)(d)	.23	(.68)	(.02)	(.70)
August 31, 2005	8.76	.58		.06	(d)	.64	(.62)	—	(.62)
August 31, 2004	8.44	.62		.33	(d)	.95	(.63)	—	(.63)

*  For the six months ended February 28, 2009 (unaudited).
(1)  For the period May 14, 2004 (commencement of sale) to August 31, 2004.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005% per share.
(c)  Less than $.005 per share.
(d)  Includes redemption fees less than $.005 per share.
(e)  Periods less than one year are not annualized.
(f)  The ratios for the periods less than one year are annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
30

	$ Net Asset Value, End of Period	% Total Return(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(f)	% Ratio of Expenses to Average Net Assets, Gross(f)	% Ratio of Net Investment Income to Average Net Assets(b)(f)	% Portfolio Turnover Rate(e)
Bond Market Fund
Institutional Class
February 28, 2009*	7.92	(.78)	44,245	.50	1.12	4.58	87
August 31, 2008	8.17	(6.14)	52,456	.50	.78	4.96	287
August 31, 2007	9.14	(1.64)	276,017	.50	.61	4.93	368
August 31, 2006	9.78	1.45	354,654	.50	.60	4.62	487
August 31, 2005	10.21	3.50	274,134	.50	.57	3.92	357
August 31, 2004	10.41	6.11	331,490	.50	.53	3.55	574
Class R
February 28, 2009*	7.88	(.96)	12	.61	1.23	4.47	87
August 31, 2008	8.12	(6.62)	12	1.00	1.54	4.23	287
August 31, 2007	9.11	(1.73)	20	.57	.68	4.88	368
August 31, 2006	9.78	1.51	20	.42	.53	4.75	487
August 31, 2005	10.21	3.55	11	.46	.52	3.99	357
August 31, 2004 (1)	10.41	4.18	10	.45	.48	5.00	574
Intermediate Fund
February 28, 2009*	8.19	(.17)	35,684	.60	1.16	3.43	99
August 31, 2008	8.34	(2.94)	38,497	.60	1.06	4.42	330
August 31, 2007	9.00	(1.78)	53,499	.60	.87	4.73	511
August 31, 2006	9.62	1.52	88,898	.60	.79	4.17	550
August 31, 2005	9.94	1.95	126,849	.60	1.11	3.23	440
August 31, 2004	10.19	4.93	138,501	.60	1.23	2.92	197
High Yield Bond Fund
February 28, 2009*	5.90	(18.56)	40,608	.75	1.04	9.21	116
August 31, 2008	7.60	(.87)	50,365	.75	1.02	7.66	106
August 31, 2007	8.27	6.85	33,919	.75	.99	7.01	95
August 31, 2006	8.31	2.83	50,406	.75	.77	6.74	167
August 31, 2005	8.78	7.53	60,432	.68	.68	6.70	137
August 31, 2004	8.76	11.64	120,740	.63	.63	7.07	152

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
31

SSgA
Fixed Income Funds

Notes to Financial Statements — February 28, 2009 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprising of 21 investment portfolios that were in operation as of February 28, 2009. These financial statements report on three funds: the SSgA Bond Market Fund, SSgA Intermediate Fund and SSgA High Yield Bond Fund, each, a "Fund" and collectively referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Effective July 31, 2003, the Bond Market Fund began offering Class R shares. Class R shares of the Bond Market Fund may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

Debt securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price on the primary exchange on which the security is traded. Over-the-counter fixed-income securities and options are valued on the basis of the last sale price. Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board including a "qualified broker quote." A qualified broker quote is a price that originates from the trading desk of a broker-dealer that is actively trading in the applicable security. At February 28, 2009, none of the Funds' net assets were priced using a qualified broker quote. Exchange-listed futures contracts will be priced at the settlement price and options on futures will be priced at their last sale price on the exchange on which they principally trade. If there were no sales, futures are valued at the last reported bid price. Investments in other mutual funds are valued at their net asset value per share.

Short-Term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

Money market instruments maturing within 60 days of the valuation date are valued at "amortized cost".

The Funds may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their net asset value ("NAV") when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) State Street Bank and Trust Company, (the "Custodian"), or Russell Fund Services Company, (the "Administrator"), determines that a market quotation is unreliable. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a

Notes to Financial Statements
32

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' NAV fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the NAV of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Inputs used in valuing the Funds' investments carried at value for the period ended February 28, 2009 were as follows:

	Bond Market Fund		Intermediate Fund		High Yield Bond Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1	$1,841,262	$10,596	$811,015	$—	$2,729	$—
Level 2	43,613,979	—	34,612,178	—	38,162,927	—
Level 3	—	—	—	—	—	—
	$45,455,241	$10,596	$35,423,193	$—	$38,165,656	$—

* Other financial instruments are not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instruments.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ending February 28, 2009 were as follows:

High Yield Bond Fund
Balance as of 09/01/08	$384,440
Accrued discounts/(premiums)	348
Realized gain/(loss)	(56,296)
Net change in unrealized appreciation/(depreciation) from investments still held as of 02/28/09	1,684
Net purchases (sales)	(330,176)
Net transfers in and/or out of Level 3	—
Balance as of 02/28/09	$—

Notes to Financial Statements
33

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

On April 9, 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff position ("FSP") No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management is currently evaluating the impact the adoption FSP 157-4161 will have on the Funds' or Investment Company's financial statement disclosures.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute substantially all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

At August 31, 2008, the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration Year
Funds	08/31/2014	08/31/2015	08/31/2016	Total
Bond Market	$—	$2,466,296	$167,913	$2,634,209
Intermediate	583,826	1,337,557	690,788	2,612,171
High Yield	223,831	—	52,902	276,733

As of February 28, 2009, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Bond Market	Intermediate	High Yield Bond
Cost of Investments for Tax Purposes	$45,918,595	$35,674,866	$41,089,791
Gross Tax Unrealized Appreciation	1,141,445	933,932	1,022,910
Gross Tax Unrealized Depreciation	(1,604,799)	(1,185,605)	(3,947,046)
Net Tax Unrealized Depreciation	$(463,354)	$(251,673)	$(2,924,136)

As permitted by tax regulations, the Funds may defer a net realized capital loss incurred from November 1, 2007 to August 31, 2008, and treat it as arising in the fiscal year 2009. As of August 31, 2008, the Funds realized a capital loss as follows:

Bond Market	$39,724,386
Intermediate	6,661,731
High Yield Bond	1,995,978

The Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("FIN 48"), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. The Funds adopted the provisions of FIN 48 on September 1, 2007. Management has reviewed the Funds tax positions for the years that remain open (2005-2008), and concluded that adoption had no effect on the Funds financial position

Notes to Financial Statements
34

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

or results of operations. As of February 28, 2009, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Dividends and Distributions to Shareholders

The Funds declare and pay dividends monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. These differences relate primarily to investments in futures, options, losses deferred due to wash sales and straddles, and capital loss carryforwards. Permanent differences between book and tax accounting are reclassified to paid in capital. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

Expenses

Most expenses can be directly attributed to a fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all funds of the Investment Company based principally on their relative average net assets.

The Bond Market Fund offers Class R Shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Forward Commitments/Mortgage Dollar Rolls

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The Funds may enter into mortgage dollar rolls (principally in TBA's) in which a fund sells a mortgage security and simultaneously contracts to repurchase a substantially similar mortgage security on a specified future date. A forward commitment transaction involves a risk of loss if the value of the security to be sold by the fund declines below the repurchase price of those securities or the other party to the transaction fails to complete the transaction. The Funds record forward commitments on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

Loan Agreements

The High Yield Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. This Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. For the period ended February 28, 2009, there were no unfunded loan commitments in the High Yield Bond Fund.

United States Treasury Inflation Indexed Bonds

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation indexed security is recorded as interest income, even though the principal is not received until maturity.

Notes to Financial Statements
35

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund's Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by a fund through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by a Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' or Investment Company's financial statement disclosures.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by each Fund and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies.

When a fund writes a covered call or a put option, an amount equal to the premium received by a fund is included in the fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the fund has written either expires on its stipulated expiration date or the fund enters into a closing purchase transaction, the fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the fund has written is exercised, the fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Notes to Financial Statements
36

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Investment Transactions

Securities

For the period ended February 28, 2009, purchases and sales of investment securities, excluding US Government and Agency obligations, short-term investments, futures contracts, and repurchase agreements aggregated to the following:

	Purchases	Sales
Bond Market	$22,876,047	$25,694,728
Intermediate	21,102,561	23,152,640
High Yield Bond	43,287,466	41,206,077

US Government and Agencies

For the period ended February 28, 2009, purchases and sales of US Government and Agency obligations, excluding short-term investments and futures contracts, aggregated to the following:

	Purchases	Sales
Bond Market	$17,811,306	$19,458,744
Intermediate	13,435,212	12,486,908

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by non-cash collateral, such collateral must be invested by State Street Bank and Trust Company ("State Street", the lending agent and an affiliate of SSgA Funds Management, Inc., the "Advisor") in short-term instruments, money market mutual funds, and other short-term investments that meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, all such collateral was invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 2009, there were no outstanding securities on loan and no securities lending income earned during the year.

4.  Related Parties

Advisor

The Advisor manages the Funds pursuant to a written investment advisory agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the

Notes to Financial Statements
37

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, each Fund pays a fee to the Advisor, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

Funds	%
Bond Market	0.30
Intermediate	0.30
High Yield Bond	0.30

If the total expenses of the Institutional Class are above its cap, the Advisor will waive its Advisory fee for both the Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional Class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then State Street Global Markets, LLC (the "Distributor") a wholly-owned subsidiary of State Street Corporation will waive up to 0.70% of the average daily net assets of the distribution and service (12b-1) fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full 0.70% of the average daily net assets of Class R and Class R remains above the total expense cap, then the Advisor will reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to 0.70% of its average daily net assets of Class R. If after waiving the full 0.70% of the average daily net assets of Class R and Class R remains above the cap, then the Advisor will reimburse Class R for all expenses to the level of the cap.

The Advisor has contractually agreed to waive up to the full amount of the Bond Market Fund's Institutional Class and Class R advisory fees and to reimburse the Institutional Class and Class R for all expenses in excess of 0.50% and 1.00%, respectively, of each class' average daily net assets on an annual basis until December 31, 2009 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of waiver for the period ended February 28, 2009 was $143,961 for the Institutional Class and $37 for Class R. There were no reimbursements for the period ended February 28, 2009.

The Advisor has contractually agreed to waive up to the full amount of the Intermediate Fund's advisory fees and reimburse the Fund for all expenses in excess of 0.60% of its average daily net assets on an annual basis until December 31, 2009 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver for the period ended February 28, 2009 was $100,770. There were no reimbursements for the period ended February 28, 2009.

The Advisor has contractually agreed to waive up to the full amount of the High Yield Bond Fund's advisory fees and reimburse the Fund for all expenses in excess of 0.75% of its average daily net assets on an annual basis until December 31, 2009 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver for the period ended February 28, 2009 was $53,675. There were no reimbursements for the period ended February 28, 2009.

The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of February 28, 2009, $2,654,901 of the Prime Money Market Fund's net assets represents investments by these Funds, and $75,290,173 represents the investments of other Investment Company Funds not presented herein.

Effective September 1, 2006, the Advisor has voluntarily agreed to waive a portion of the certain Funds' advisory fee equal to the advisory fee paid by the Funds to the SSgA Prime Money Market Fund. In addition, if Central Fund shares sold to and/or redeemed from a participating fund are subject under a 12b-1 Plan to any distribution fee or service fee, the Advisor will waive

Notes to Financial Statements
38

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

its advisory fee for each participating fund in an amount that offsets the amount of such fee incurred by the participating fund. For the period ended February 28, 2009, the total advisory fees waived are as follows:

Amount Waived
Bond Market	$770
Intermediate	607
High Yield Bond	2,285

Boston Financial Data Services ("BFDS") a joint venture of DST Systems, Inc., and State Street Corporation serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each fund.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the year, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Amount Waived
Bond Market	$16
Intermediate	9
High Yield Bond	243

Administrator

Russell Fund Services Company ("RFSC" or the "Administrator") serves as the Investment Company's Administrator, pursuant to an administration agreement dated January 1, 2008 (the "Administration Agreement"). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company's operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company ("RIMCo"). The annual fee is based on the following percentages of the average daily net assets of all three of the Investment Company's U.S. Fixed Income portfolios: $0 up to $1 billion — 0.0315%; over $1 billion — 0.029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Fund reimburses the administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement dated March 1, 2002, as amended, between the Investment Company and the Distributor, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company maintains a distribution plan pursuant to Rule (12b-1) (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has a shareholder service agreement with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively, the "Agents"), as well as several unaffiliated services providers. For these services, each Institutional Class pays 0.025% to State Street, and a maximum of 0.175% to each of the Agents, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents.

For the period ended February 28, 2009, each Institutional Class paid the following shareholder servicing expenses to the Agents:

	State Street	Global Markets	CitiStreet
Bond Market	$5,811	$254	$—
Intermediate	4,534	836	2,074
High Yield Bond	4,859	142	—

Notes to Financial Statements
39

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

The Institutional Class did not incur any expenses from Fiduciary Investors Services or High Net Worth Services during the period.

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of each Institutional Class on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of the Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The class' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the class' shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2009.

Class R

The Investment Company maintains a distribution plan with respect to the Class R Shares pursuant to Rule (12b-1) (the "R Plan") under the 1940 Act. The R Plan allows a fund to pay fees for the sale and distribution of fund shares and for services provided to shareholders by the Distributor or other financial intermediaries. Payments to the Distributor for distribution, marketing, shareholder and administrative services provided to a fund by the Distributor or a financial intermediary are not permitted by the R Plan to exceed 0.70% of a class' average daily net asset value on an annual basis. The Distributor pays financial intermediaries for shareholder and administrative services provided to a fund out of the fee the Distributor receives from the fund. Fees paid to the financial intermediaries providing these services are not permitted by the R Plan to exceed 0.65% of a class' average daily net asset value on an annual basis. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long the R Plan is in effect. There were no carryover expenses as of February 28, 2009.

Under the R Plan, the Funds have a distribution agreement with Global Markets. For these services, Class R pays Global Markets 0.05% of the daily net asset value. For the period ended February 28, 2009, the Bond Market Fund Class R paid $4.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Accrued fees payable to affiliates and trustees as of February 28, 2009 were as follows:

	Bond Market	Intermediate	High Yield Bond
Advisory fees	$10,308	$8,767	$11,394
Administration fees	3,461	3,299	3,567
Custodian fees	19,673	13,124	10,542
Distribution fees	18,326	1,307	32
Shareholder servicing fees	1,368	3,102	1,710
Transfer agent fees	10,334	5,116	5,589
Trustees' fees	2,109	2,023	2,038
	$65,579	$36,738	$34,872

Beneficial Interest

As of February 28, 2009, the following table includes shareholders (four of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%
Bond Market	3	77.3
Intermediate	3	75.1
High Yield Bond	1	29.5

Notes to Financial Statements
40

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

5.  Fund Share Transactions

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
Bond Market Fund	February 29, 2009	August, 31, 2008	February 29, 2009	August, 31, 2008
Institutional Class
Proceeds from shares sold	363	1,628	$2,891	$14,182
Proceeds from reinvestment of distributions	138	610	1,100	5,296
Payments for shares redeemed	(1,335)	(26,032)	(10,643)	(224,027)
	(834)	(23,794)	(6,652)	(204,549)
Class R
Proceeds from shares sold	—	—	$—	$1
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	—	(1)	—	(8)
	—	(1)	—	(7)
Total net increase (decrease)	(834)	(23,795)	$(6,652)	$(204,556)
Intermediate Fund
Proceeds from shares sold	508	1,395	$4,168	$12,045
Proceeds from reinvestment of distributions	79	233	648	2,023
Payments for shares redeemed	(844)	(2,957)	(6,870)	(25,883)
Total net increase (decrease)	(257)	(1,329)	$(2,054)	$(11,815)
High Yield Bond Fund
Proceeds from shares sold	6,842	4,182	$41,645	$32,518
Proceeds from reinvestment of distributions	146	136	901	1,074
Payments for shares redeemed	(6,723)	(1,796)	(42,672)	(14,251)
Total net increase (decrease)	265	2,522	$(126)	$19,341

6.  Interfund Lending Program

The Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility. Portfolios of the Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. For the period ended February 28, 2009, the Funds did not utilize the Interfund Lending Program.

7.  Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

Notes to Financial Statements
41

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by the Advisor pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund's Schedule of Investments:

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares Outstanding	Cost per Unit $	Cost (000) $	Market Value (000) $
High Yield Bond Fund - 1.1%
Aldabra 2 Acquisition Corp.	02/19/08	300,000	91.18	274	87
Quicksilver Resources, Inc., Second Lien Term Loan	08/05/05	419,997	98.21	412	350
					$437

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

8.  Dividends

On March 2, 2009, the Funds declared the following dividends from net investment income payable on March 6, 2009 to shareholders of record March 3, 2009.

Net Investment Income
Bond Market Fund - Institutional Class	$0.0251
Bond Market Fund - Class R	0.0245
Intermediate Fund	0.0190
High Yield Bond Fund	0.0508

On April 1, 2009, the Funds declared the following dividends from net investment income payable on April 7, 2009 to shareholders of record April 2, 2009.

Net Investment Income
Bond Market Fund - Institutional Class	$0.0313
Bond Market Fund - Class R	0.0315
Intermediate Fund	0.0237
High Yield Bond Fund	0.0515

Notes to Financial Statements
42

SSgA
Fixed Income Funds

Shareholder Requests for Additional Information — February 28, 2009 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
43

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers —
February 28, 2009 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 21 funds. The first table provides information about the trustees who are interested persons. The second table provides information about the independent trustees. The third table provides information about the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2008 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2003 to Present, Senior Managing Director; Chairman, SSgA Investment Committee, State Street Global Advisors; • 2006 to Present, Trustee, Berea College; and • 2008 to Present, Chairman, Financial Service Sector Coordinating Counsel.	21	Listed under Principal Occupations

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 909 A Street Tacoma, WA 98402	Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees	• Until December 2008, Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	21	Listed under Principal Occupations

William L. Marshall Born December 12, 1942 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
44

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Born November 3, 1956 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	21	Listed under Principal Occupations

Patrick J. Riley Born November 30, 1948 909 A Street Tacoma, WA 98402	Trustee since 1988 Independent Chairman of the Board since January 2009 Member (ex officio), Audit Committee Member (ex officio), Governance Committee Member (ex officio), Valuation Committee Member (ex officio), Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to 2008, Associate Justice, Commonwealth of Massachusetts Superior Court (Retired); • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
45

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Born October 31, 1945 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	21	Listed under Principal Occupations

Bruce D. Taber Born April 25, 1947 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Henry W. Todd Born May 4, 1947 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
46

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds, Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Mark E. Swanson Born November 26, 1963 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc., Russell Investment Management Company, and Russell Fund Services Company.

Julie B. Piatelli Born August 5, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is chosen and qualified by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999-2004, Senior Manager, PricewaterhouseCoopers LLC.

Gregory J. Lyons Born August 24, 1960 909 A Street Tacoma, WA 98402	Secretary since 2007 and Chief Legal Officer since 2008	Until successor is chosen and qualified by Trustees	• US General Counsel and Assistant Secretary, Frank Russell Company,
• Director and Assistant Secretary, Russell Insurance Agency, Inc.;
• Secretary, Russell Investment Management Company, Russell Financial Services, Inc., and Russell Fund Services Company;
• Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds; and
• Secretary and US General Counsel, Russell Trust Company, Russell Institutional Funds Management LLC.

Disclosure of Information about Fund Trustees and Officers
47

SSgA
Fixed Income Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson

Shawn C.D. Johnson

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley, Chairman

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James E. Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Gregory J. Lyons, Secretary and Chief Legal Officer

Rick Chase, Assistant Treasurer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Sandra G. Richardson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company
909 A Street
Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Fund Management and Service Providers
48

FISAR-02/09 (51897)

INTERNATIONAL EQUITY FUNDS

Emerging Markets Fund

Emerging Markets Fund — Select Class

International Stock Selection Fund

International Stock Selection Fund — Class R

Semiannual Report

February 28, 2009

SSgA Funds
International Equity Funds

Semiannual Report

February 28, 2009 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.ssga.com. Investment in the Funds poses investment risks, including the loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA
Emerging Markets Fund

Shareholder Expense Example — February 28, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from September 1, 2008 to February 28, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance 5% return before expenses)
Beginning Account Value September 1, 2008	$1,000.00	$1,000.00
Ending Account Value February 28, 2009	$502.70	$1,018.60
Expenses Paid During Period *	$4.66	$6.26

* Expenses are equal to the Fund's expense ratio of 1.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Select Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2008	$1,000.00	$1,000.00
Ending Account Value February 28, 2009	$503.40	$1,019.79
Expenses Paid During Period *	$3.76	$5.06

* Expenses are equal to the Fund's expense ratio of 1.01% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Emerging Markets Fund

This page has been intentionally left blank.

SSgA
Emerging Markets Fund

Schedule of Investments — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 83.7%
Argentina - 0.1%
Banco Patagonia SA	266,930	1,909
Grupo Clarin Class B (l)	168,751	447
		2,356
Brazil - 8.5%
Banco do Brasil SA	691,100	4,003
Cia Energetica de Minas Gerais - ADR	729,462	9,964
Cia Vale do Rio Doce Class B (Ñ)	3,355,655	43,254
EDP - Energias do Brasil SA	91,500	895
Ez Tec Empreendimentos e Participacoes SA	404,437	372
General Shopping Brasil SA (Æ)	1,363,959	1,084
LPS Brasil Consultoria de Imoveis SA	25,509	75
Natura Cosmeticos SA	432,700	3,926
Petroleo Brasileiro SA - ADR	2,594,958	63,452
Redecard SA	363,003	3,795
Souza Cruz SA (Æ)	132,400	2,658
		133,478
Chile - 2.7%
Banco Santander Chile - ADR	169,996	5,938
Centros Comerciales Sudamericanos SA	2,131,189	3,685
Cia Cervecerias Unidas SA - ADR	102,175	2,722
Empresa Nacional de Electricidad SA	5,220,485	6,298
Empresa Nacional de Telecomunicaciones SA	331,726	3,599
Empresas CMPC SA	9,296	172
Enersis SA - ADR	491,357	7,085
Lan Airlines SA - ADR (Ñ)	622,775	5,138
Sociedad Quimica y Minera de Chile SA - ADR	299,547	8,633
		43,270
China - 9.9%
Anhui Conch Cement Co., Ltd. Class H (Æ)(Ñ)	548,000	2,272
Bank of China, Ltd. (Ñ)	29,052,000	7,986
China Coal Energy Co.	5,174,000	3,097
China Communications Construction Co., Ltd. Class H (Ñ)	5,887,024	5,579
China Communications Services Corp., Ltd. Class H (Ñ)	4,358,800	2,434
China Construction Bank Corp. Class H (Ñ)	42,510,000	21,245
China COSCO Holdings Co., Ltd. Class H (Ñ)	4,880,500	2,585
China Life Insurance Co., Ltd. Class H (Ñ)	5,928,000	16,489

	Principal Amount ($) or Shares	Market Value $
China National Materials Co., Ltd. (Æ)(Ñ)	5,059,000	2,037
China Petroleum & Chemical Corp. Class H (Ñ)	13,693,000	7,051
China Railway Construction Corp., Ltd. (Æ)(Ñ)	4,580,500	5,515
China Shenhua Energy Co., Ltd. (Ñ)	2,472,800	4,767
China Shipping Development Co., Ltd. Class H (Ñ)	4,468,000	3,427
China Telecom Corp., Ltd. Class H (Ñ)	8,298,000	2,764
Industrial & Commercial Bank of China (Ñ)	39,441,000	15,866
Jiangxi Copper Co., Ltd. Class H (Ñ)	1,461,000	1,061
New Oriental Education & Technology Group - ADR (Æ)(Ñ)	90,659	4,059
Parkson Retail Group, Ltd. (Ñ)	3,955,000	3,178
PetroChina Co., Ltd. Class H (Ñ)	20,594,000	14,608
Ping An Insurance Group Co. of China, Ltd. Class H (Ñ)	2,449,500	11,535
Tencent Holdings, Ltd. (Ñ)	1,621,000	9,236
Want Want China Holdings, Ltd. (Ñ)	2,950,700	1,162
Xinao Gas Holdings, Ltd.	2,118,000	2,245
Yanzhou Coal Mining Co., Ltd. Class H (Ñ)	3,512,000	1,968
Zijin Mining Group Co., Ltd. Class H (Ñ)	6,127,000	3,206
		155,372
Colombia - 0.5%
Ecopetrol SA	8,230,295	6,783
Suramericana de Inversiones SA	98,303	601
		7,384
Czech Republic - 1.1%
CEZ	402,538	12,168
Telefonica O2 Czech Republic AS	350,466	5,957
		18,125
Egypt - 1.8%
Commercial International Bank	1,115,976	7,030
Egyptian Co. for Mobile Services	163,208	3,993
Egyptian Financial Group-Hermes Holding	912,494	2,149
El Swedy Cables Holding Co. (Æ)	295,828	2,061
Maridive & Oil Services	295,470	740
Orascom Construction Industries	220,168	4,455
Orascom Hotels & Development (Æ)	1	—	±
Orascom Telecom Holding SAE	1,004,325	3,416
Telecom Egypt	1,884,217	4,962
		28,806

Emerging Markets Fund

SSgA
Emerging Markets Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Hong Kong - 6.8%
Beijing Enterprises Holdings, Ltd. (Ñ)	1,290,000	5,026
Chaoda Modern Agriculture Holdings, Ltd. (Ñ)	3,100,000	1,778
China Everbright, Ltd.	2,150,000	2,362
China High Speed Transmission Equipment Group Co., Ltd.	1,768,000	2,273
China Mobile, Ltd. (Ñ)	6,257,700	53,861
China Overseas Land & Investment, Ltd. (Ñ)	9,004,320	11,705
China Resources Power Holdings Co., Ltd. (Ñ)	2,764,000	5,144
CNOOC, Ltd. (Ñ)	16,785,500	14,496
GOME Electrical Appliances Holdings, Ltd. (Ñ)	9,104,000	1,315
Hengan International Group Co., Ltd. (Ñ)	1,480,000	5,355
Shanghai Industrial Holdings, Ltd. (Ñ)	905,000	2,038
Sinofert Holdings, Ltd. (Ñ)	4,281,900	1,933
		107,286
Hungary - 0.6%
Magyar Telekom Telecommunications PLC	1,460,702	3,373
MOL Hungarian Oil and Gas Nyrt	95,319	3,577
Richter Gedeon Nyrt	29,229	3,025
		9,975
India - 2.0%
Bharat Heavy Electricals, Ltd.	63,905	1,739
Bharti Airtel, Ltd. (Æ)	58,997	730
Dr Reddys Laboratories, Ltd.	83,044	628
GAIL India, Ltd.	297,444	1,176
Grasim Industries, Ltd.	39,668	1,058
Housing Development Finance Corp.	96,071	1,652
Hero Honda Motors, Ltd.	58,930	1,068
Hindustan Unilever, Ltd.	408,650	2,019
Housing Development Finance Corp.	69,788	1,724
ICICI Bank, Ltd.	189,364	1,220
ICICI Bank, Ltd. - ADR (Ñ)	39,207	489
Infosys Technologies, Ltd.	172,229	4,105
ITC, Ltd.	341,687	1,214
Maruti Suzuki India, Ltd.	48,389	629
NTPC, Ltd.	256,647	923
Oil & Natural Gas Corp., Ltd.	90,446	1,214
Reliance Industries, Ltd.	234,384	5,734
Reliance Infrastructure, Ltd. (Æ)	58,389	550
State Bank of India, Ltd.	34,330	682
Steel Authority of India, Ltd.	604,400	889
Sun Pharmaceutical Industries, Ltd.	54,854	1,084
Tata Power Co., Ltd.	40,278	569
		31,096

	Principal Amount ($) or Shares	Market Value $
Indonesia - 1.6%
Aneka Tambang Tbk PT	19,702,500	1,932
Astra International Tbk	4,216,620	3,907
Bank Central Asia Tbk PT	15,303,000	2,964
Bank Mandiri Persero Tbk PT	12,798,500	1,823
Bank Rakyat Indonesia	8,574,000	2,618
Bumi Resources Tbk PT	21,236,500	1,327
International Nickel Indonesia Tbk PT	3,287,500	587
Perusahaan Gas Negara PT	7,267,500	1,138
Telekomunikasi Indonesia Tbk PT	14,369,500	7,486
United Tractors Tbk PT	4,474,500	1,970
		25,752
Ireland - 0.1%
Dragon Oil PLC (Æ)	457,264	967
Israel - 5.6%
Bank Hapoalim BM (Æ)	662,987	1,134
Bank Leumi Le-Israel BM	1,119,762	1,920
Bezeq Israeli Telecommunication Corp., Ltd.	1,140,061	1,749
Check Point Software Technologies (Æ)(Ñ)	346,611	7,615
Elbit Systems, Ltd.	88,792	3,842
Israel Chemicals, Ltd.	1,188,536	9,083
Mizrahi Tefahot Bank, Ltd.	170,735	739
Ormat Industries	86,935	558
Partner Communications	263,775	3,802
Teva Pharmaceutical Industries, Ltd. - ADR (Ñ)	1,299,065	57,912
		88,354
Malaysia - 0.8%
British American Tobacco Malaysia BHD	118,700	1,430
Bumiputra-Commerce Holdings BHD	1,353,100	2,503
Kuala Lumpur Kepong BHD	799,100	2,135
Malayan Banking BHD	1,414,600	1,935
Petronas Gas BHD	541,700	1,423
Public Bank BHD	789,737	1,848
SP Setia BHD	49	—	±
TM International BHD (Æ)	1,639,900	1,329
		12,603
Mexico - 3.5%
America Movil SAB de CV Series L	829,489	21,135
Cemex SAB de CV - ADR (Æ)(Ñ)	781,544	4,213
Coca-Cola Femsa SAB de CV - ADR (Ñ)	66,600	2,075
Fomento Economico Mexicano SAB de CV - ADR	258,500	5,956
Grupo Elektra SA de CV	41,480	827

Emerging Markets Fund

SSgA
Emerging Markets Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Grupo Financiero Banorte SAB de CV Class O (Ñ)	665,093	703
Grupo Mexico SAB de CV	2,882,055	1,637
Grupo Televisa SA - ADR	543,827	6,618
Kimberly-Clark de Mexico SAB de CV Class A	454,300	1,431
Mexichem SAB de CV (Ñ)	2,064,700	1,406
Telefonos de Mexico SAB de CV (Ñ)	2,319,400	1,608
Telefonos de Mexico SAB de CV (Ñ) Series L - ADR	236,000	3,243
Wal-Mart de Mexico SAB de CV (Ñ)	2,525,250	4,707
		55,559
Nigeria - 0.1%
Guaranty Trust Bank PLC - GDR (l)	573,490	2,093
Philippines - 0.5%
Ayala Corp.	300,240	1,169
Bank of the Philippine Islands	1,647,100	1,153
Philippine Long Distance Telephone Co. - ADR	105,498	4,689
SM Investments Corp.	195,070	760
		7,771
Poland - 0.3%
Polski Koncern Naftowy Orlen	148,809	835
Powszechna Kasa Oszczednosci Bank Polski SA	343,134	1,791
Telekomunikacja Polska SA	325,329	1,574
		4,200
Russia - 5.6%
Gazprom OAO - ADR	2,491,442	32,364
Gazpromneft OAO - ADR (Ñ)	241,212	2,605
LSR Group - GDR (l)	71,265	41
LUKOIL	67,061	2,084
LUKOIL - ADR	486,989	15,603
MMC Norilsk Nickel - ADR (Ñ)	948,644	4,459
Mobile Telesystems OJSC - ADR	272,970	6,467
Novolipetsk Steel OJSC - GDR	131,306	1,295
Pharmstandard - GDR (Æ)	197,932	1,290
Polyus Gold Co.	39,315	1,337
Rosneft Oil Co.	1,061,905	3,729
Rostelecom	169,652	1,274
Rostelecom - ADR (Ñ)	36,614	1,762
RusHydro (Æ)	162,111,337	2,618
Sberbank	8,294,104	3,129
Sistema JSFC - GDR	149,947	498
SOLLERS	37,062	111
Tatneft - GDR	79,851	2,837
Uralkali - GDR	292,351	1,854
Vimpel-Communications - ADR	328,584	1,722

	Principal Amount ($) or Shares	Market Value $
VTB Bank OJSC	1,082,041,83	541
Wimm-Bill-Dann Foods OJSC (Æ)	24,750	340
		87,960
South Africa - 7.8%
ABSA Group, Ltd. (Ñ)	579,618	5,096
African Bank Investments, Ltd.	1,018,394	2,118
African Rainbow Minerals, Ltd.	388,676	4,336
AngloGold Ashanti, Ltd. - ADR (Ñ)	297,522	8,875
ArcelorMittal South Africa, Ltd.	441,993	3,241
Aspen Pharmacare Holdings, Ltd. (Æ)	358,693	1,470
Aveng, Ltd.	863,234	2,203
Exxaro Resources, Ltd.	469,365	3,128
FirstRand, Ltd.	3,573,541	4,253
Foschini, Ltd.	602,572	2,470
Gold Fields, Ltd.	689,772	7,058
Harmony Gold Mining Co., Ltd. (Æ)(Ñ)	367,468	4,425
Kumba Iron Ore, Ltd.	275,677	4,382
Massmart Holdings, Ltd.	233,425	1,669
MTN Group, Ltd.	1,731,185	14,699
Murray & Roberts Holdings, Ltd.	457,623	1,671
Naspers, Ltd. Class N	470,133	7,151
Nedbank Group, Ltd. (Ñ)	159,050	1,181
Remgro, Ltd.	586,521	3,841
Sasol, Ltd.	707,424	17,558
Shoprite Holdings, Ltd.	1,015,698	5,009
Standard Bank Group, Ltd. (Ñ)	1,320,381	8,478
Steinhoff International Holdings, Ltd.	2,054,891	2,276
Telkom SA, Ltd.	129,197	1,264
Tiger Brands, Ltd.	170,485	2,130
Truworths International, Ltd.	1,193,773	3,675
		123,657
South Korea - 11.7%
CJ CheilJedang Corp. (Ñ)	8,710	704
Daelim Industrial Co., Ltd. (Ñ)	67,860	1,791
DC Chemical Co., Ltd. (Æ)(Ñ)	26,405	3,687
Dongbu Insurance Co., Ltd.	151,500	1,385
GS Engineering & Construction Corp. (Ñ)	40,900	1,265
Hana Financial Group, Inc.	145,715	1,711
Hanjin Heavy Industries & Construction Co., Ltd.	90,860	1,470
Hite Brewery Co., Ltd. (Æ)	11,036	977
Hyundai Department Store Co., Ltd.	89,268	3,230
Hyundai Development Co.	124,488	2,286
Hyundai Heavy Industries (Ñ)	37,709	4,266
Hyundai Mipo Dockyard	49,206	3,767
Hyundai Mobis	125,717	5,997
Hyundai Motor Co. (Ñ)	165,430	5,231
Hyundai Steel Co. (Ñ)	92,340	2,069
KB Financial Group, Inc. (Æ)	442,872	8,418
Korea Gas Corp. (Æ)	33,540	888

Emerging Markets Fund

SSgA
Emerging Markets Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
KT&G Corp. (Ñ)	313,335	16,041
LG Chem, Ltd.	107,990	5,923
LG Corp. (Ñ)	113,625	2,967
LG Electronics, Inc. (Ñ)	96,630	4,480
LG Household & Health Care, Ltd.	28,425	2,753
LG Telecom, Ltd.	516,428	2,978
NHN Corp. (Æ)	90,153	7,680
POSCO	59,395	12,024
Samsung Electronics Co., Ltd.	139,516	43,127
Samsung Engineering Co., Ltd.	40,946	1,201
Samsung Fire & Marine Insurance Co., Ltd. (Ñ)	65,561	6,643
Samsung Heavy Industries Co., Ltd. (Ñ)	188,760	2,631
Shinhan Financial Group Co., Ltd. (Æ)	488,782	7,290
Shinsegae Co., Ltd.	11,002	2,846
SK Energy Co., Ltd. (Ñ)	79,298	3,643
SK Holdings Co., Ltd. (Ñ)	39,631	2,177
SK Telecom Co., Ltd.	73,480	8,938
Yuhan Corp.	15,254	1,916
		184,400
Sri Lanka - 0.2%
Dialog Telekom, Ltd.	56,711,403	2,378
Taiwan - 7.6%
Acer, Inc.	2,287,105	2,973
Advanced Semiconductor Engineering, Inc.	4,577,679	1,578
Asia Cement Corp.	1,266,433	936
Asustek Computer, Inc.	2,645,076	2,497
AU Optronics Corp.	7,254,939	5,279
Cathay Financial Holding Co., Ltd.	5,951,459	4,672
China Steel Corp. Class H	6,376,289	3,993
Chunghwa Telecom Co., Ltd.	4,507,628	6,941
Compal Electronics, Inc.	3,546,645	1,997
Far Eastern Department Stores Co., Ltd.	2,438,100	949
Far Eastern Textile Co., Ltd.	4,948,201	2,926
First Financial Holding Co., Ltd.	4,884,660	1,921
Formosa Chemicals & Fibre Corp.	1,556,543	1,549
Formosa Petrochemical Corp.	632,000	1,030
Formosa Plastics Corp.	6,360,000	8,664
Formosa Taffeta Co., Ltd.	2,451,000	1,124
Fubon Financial Holding Co., Ltd.	6,477,000	3,426
HON HAI Precision Industry Co., Ltd.	4,003,915	7,903
HTC Corp.	609,302	6,528
Hua Nan Financial Holdings Co., Ltd.	5,072,680	2,395
InnoLux Display Corp.	1,302,644	1,105
MediaTek, Inc.	897,938	7,707
Powertech Technology, Inc.	1,453,993	2,184
President Chain Store Corp.	536,000	1,121
Siliconware Precision Industries Co.	4,467,347	3,755
Silitech Technology Corp.	690,284	982

	Principal Amount ($) or Shares	Market Value $
Taiwan Cooperative Bank	5,586,000	2,280
Taiwan Fertilizer Co., Ltd. Class H	1,026,000	1,549
Taiwan Mobile Co., Ltd.	2,407,092	3,134
Taiwan Semiconductor Manufacturing Co., Ltd.	15,395,662	19,302
Tripod Technology Corp.	1,514,035	1,811
U-Ming Marine Transport Corp.	825,000	1,047
Wafer Works Corp.	1	—	±
Wistron Corp.	3,087,695	2,299
Yuanta Financial Holding Co., Ltd.	5,461,220	1,951
		119,508
Thailand - 1.4%
Advanced Info Service PCL	887,900	1,976
Bangkok Bank PCL	1,558,500	3,177
Banpu PCL	196,000	1,124
BEC World PCL	217,400	123
CP ALL PCL	2,626,100	878
Kasikornbank PCL	1,572,000	1,915
Krung Thai Bank PCL	12,378,600	1,417
Minor International PCL	5,583,292	1,096
PTT Chemical PCL	541,454	442
PTT Exploration & Production PCL	1,036,100	2,549
PTT PCL	836,733	3,608
Ratchaburi Electricity Generating Holding PCL	640,900	673
Siam Commercial Bank PCL	809,300	1,152
Thai Oil PCL	1,328,218	881
Total Access Communication PCL	1,024,300	857
		21,868
Turkey - 2.9%
Akbank TAS	1,810,388	4,166
Aksigorta AS - GDR	277,835	387
Anadolu Efes Biracilik Ve Malt Sanayii AS	587,749	3,736
BIM Birlesik Magazalar AS	97,445	1,917
Enka Insaat ve Sanayi AS	379,636	1,382
Eregli Demir ve Celik Fabrikalari TAS	1,084,427	2,190
Ford Otomotiv Sanayi AS	191,340	471
Haci Omer Sabanci Holding AS	1,560,156	2,239
KOC Holding AS (Æ)	1,652,834	2,048
Tupras Turkiye Petrol Rafine	311,384	2,834
Turk Sise ve Cam Fabrikalari AS (Æ)	709,530	396
Turk Telekomunikasyon AS (Æ)	1,033,864	2,368
Turkcell Iletisim Hizmet AS	1,569,154	7,797
Turkiye Garanti Bankasi AS (Æ)	3,665,786	4,452
Turkiye Halk Bankasi AS	898,566	1,888
Turkiye Is Bankasi Class C	2,200,926	4,236
Turkiye Sinai Kalkinma Bankasi AS (Æ)	533,887	210
Yapi ve Kredi Bankasi AS (Æ)	2,780,319	2,677
		45,394

Emerging Markets Fund

SSgA
Emerging Markets Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
United Kingdom - 0.0%
Highland Gold Mining, Ltd. (Æ)	26,327	20
United States - 0.0%
Central European Distribution Corp. (Æ)(Ñ)	39,183	261
Total Common Stocks (cost $1,743,467)		1,319,893
Preferred Stocks - 6.4%
Brazil - 5.5%
AES Tiete SA (Æ)	200,000	1,476
Banco Bradesco SA - ADR (Ñ)	1,420,086	12,383
Banco Cruzeiro do Sul SA Class Preferenc	705,184	1,651
Banco Daycoval SA Class Preferenc	640,713	1,270
Banco do Estado do Rio Grande do Sul	368,495	870
Banco Itau Holding Financeira SA	2,318,025	21,519
Banco Pine SA (Æ)	426,669	985
Banco Sofisa SA (Æ)	977,892	1,566
Brasil Telecom SA	385,534	1,885
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR (Æ)(Ñ)	246,572	5,974
Cia Paranaense de Energia - ADR (Ñ)	949,803	8,729
Cia de Transmissao de Energia Eletrica Paulista	222,240	4,210
NET Servicos de Comunicacao SA (Æ)	1	—	±
Perdigao SA - ADR (Æ)(Ñ)	311,474	7,575
Ultrapar Participacoes SA	348,300	7,957
Usinas Siderurgicas de Minas Gerais SA	539,150	5,846
Vivo Participacoes SA	200,200	3,240
		87,136
Colombia - 0.3%
BanColombia SA - ADR	278,336	4,620
Russia - 0.1%
Surgutneftegaz	4,708,649	1,093
South Korea - 0.5%
Hyundai Motor Co.	72,100	830
LG Electronics, Inc.	25,720	486
Samsung Electronics Co., Ltd.	35,802	6,334
		7,650
Total Preferred Stocks (cost $156,639)		100,499

	Principal Amount ($) or Shares	Market Value $
Warrants & Rights - 0.0%
Brazil - 0.0%
Banco Daycoval SA 2009 Warrants	284,968	—
Vivo Participacoes SA 2009 Rights	3,171	6
		6
Malaysia - 0.0%
IJM Land BHD 2013 Warrants	85,730	4
South Korea - 0.0%
Busan Bank 2009 Rights	91,195	11
Shinhan Financial Group Co., Ltd. 2009 Rights	70,992	148
		159
Total Warrants & Rights (cost $0)		169
Short-Term Investments - 8.1%
United States - 8.1%
Bank of America Corp. (Ê) Series BKNT
1.898% due 03/27/09	28,000	27,994
1.898% due 05/29/09	40,000	39,939
SSgA Prime Money Market Fund	59,591,319	59,591
		127,524
Total Short-Term Investments (cost $127,591)		127,524
Other Securities - 14.2%
State Street Navigator Securities Prime Lending Portfolio (W)	223,336,526	223,337
Total Other Securities (cost $223,337)		223,337
Total Investments - 112.4% (identified cost $2,251,034)		1,771,422
Other Assets and Liabilities, Net - (12.4%)		(194,830)
Net Assets - 100.0%		1,576,592

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund

SSgA
Emerging Markets Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciaion (Depreciation) $
Long Positions
Hang Seng Index (Hong Kong)	104	HKD	35,755	03/09	(157)
JSE-40 Index (South Africa)	331	ZAR	54,483	03/09	(996)
MSCI Taiwan Index	2,564	USD	43,793	03/09	500
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(653)

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
TRY	267	USD	159	03/02/09	2
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					2

Industry Diversification	% of Net Assets	Market Value $
Consumer Discretionary	4.1	65,180
Consumer Staples	5.3	83,762
Energy	13.2	208,633
Financials	19.2	303,071
Health Care	4.6	72,680
Industrials	4.1	63,774
Information Technology	9.5	149,088
Materials	13.1	206,551
Telecommunication Services	12.4	194,724
Utilities	4.6	72,929
Short-Term Investments	8.1	127,524
Other Securities	14.2	223,337
Warrants & Rights	—	169
Total Investments	112.4	1,771,422
Other Assets and Liabilities, Net	(12.4)	(194,830)
Net Assets	100.0	1,576,592

Geographic Diversification	% of Net Assets	Market Value $
Africa	8.0	125,750
Asia	42.9	675,847
Europe	10.6	167,714
Latin America	21.2	333,809
Middle East	7.4	117,160
Other Regions	8.1	127,785
United Kingdom	—	20
Other Securities	14.2	223,337
Total Investments	112.4	1,771,422
Other Assets and Liabilities, Net	(12.4)	(194,830)
Net Assets	100.0	1,576,592

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund
10

SSgA
Emerging Markets Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands

Index Swap Contracts

Fund Receives Underlying Security	Counter Party	Notional Amount $	Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $
MSCI India Gross Dividends Reinvested	Barclays Bank	7,981	3 Month USD LIBOR- BBA minus 3.80%	01/29/10	(654)
MSCI India Gross Dividends Reinvested	Deutsche Bank	4,662	3 Month USD LIBOR- BBA minus 4.45%	03/27/09	(525)
MSCI India Gross Dividends Reinvested	Deutsche Bank	5,318	3 Month USD LIBOR- BBA minus 3.25%	04/24/09	(58)
MSCI India Gross Dividends Reinvested	Morgan Stanley	5,581	3 Month USD LIBOR- BBA minus 3.00%	04/30/09	(571)
MSCI India Gross Dividends Reinvested	Morgan Stanley	11,098	3 Month USD LIBOR- BBA minus 4.05%	06/26/09	(1,011)
MSCI India Gross Dividends Reinvested	Deutsche Bank	11,046	3 Month USD LIBOR- BBA minus 2.75%	09/14/09	(1,374)
MSCI India Gross Dividends Reinvested	Deutsche Bank	6,000	3 Month USD LIBOR- BBA minus 3.25%	01/28/10	(557)
MSCI India Gross Dividends Reinvested	Deutsche Bank	9,500	3 Month USD LIBOR- BBA minus 3.00%	02/25/10	(442)
MSCI Poland Gross Dividends Reinvested	Merrill Lynch	1,028	3 Month USD LIBOR- BBA minus 2.25%	01/12/10	(378)
MSCI Thailand Free Gross Dividends Reninvested	Citigroup	887	3 Month USD LIBOR- BBA minus 1.50%	05/29/09	39
MSCI Turkey Free Gross Dividends Reinvested	Deutsche Bank	661	1 Month USD LIBOR- BBA minus 1.50%	07/14/09	(47)
Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts					(5,578)

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund
11

SSgA
Emerging Markets Fund

Presentation of Portfolio Holdings — February 28, 2009 (Unaudited)

Categories	% of Net Assets
Argentina	0.1
Brazil	8.5
Chile	2.7
China	9.9
Colombia	0.5
Czech Republic	1.1
Egypt	1.8
Hong Kong	6.8
Hungary	0.6
India	2.0
Indonesia	1.6
Ireland	0.1
Israel	5.6
Malaysia	0.8
Mexico	3.5
Nigeria	0.1
Philippines	0.5
Poland	0.3
Russia	5.6
South Africa	7.8
South Korea	11.7
Sri Lanka	0.2
Taiwan	7.6
Thailand	1.4
Turkey	2.9
United Kingdom	—	*
United States	—	*
Preferred Stocks	6.4
Warrants & Rights	—	*
Short-Term Investments	8.1
Other Securities	14.2
Total Investments	112.4
Other Assets and Liabilities, Net	(12.4)
	100.0
Futures Contracts	(—	)*
Foreign Currency Exchange Contracts	—	*
Index Swap Contracts	(0.4)

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund
12

SSgA
International Stock Selection Fund

Shareholder Expense Example — February 28, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from September 1, 2008 to February 28, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2008	$1,000.00	$1,000.00
Ending Account Value February 28, 2009	$557.00	$1,019.84
Expenses Paid During Period *	$3.86	$5.01

* Expenses are equal to the Fund's expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value September 1, 2008	$1,000.00	$1,000.00
Ending Account Value February 28, 2009	$556.10	$1,017.65
Expenses Paid During Period *	$5.56	$7.20

* Expenses are equal to the Fund's expense ratio of 1.44% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period since inception). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

International Stock Selection Fund
13

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SSgA
International Stock Selection Fund

Schedule of Investments — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 95.3%
Australia - 5.7%
Amcor, Ltd.	1,126,959	3,159
Commonwealth Bank of Australia (Ñ)	593,662	11,170
Computershare, Ltd. (Ñ)	657,783	2,931
Newcrest Mining, Ltd. (Ñ)	653,443	12,843
Stockland (ö)(Ñ)	1,802,856	3,112
Westpac Banking Corp. (Ñ)	1,165,237	12,419
Woolworths, Ltd.	583,435	9,678
		55,312
Belgium - 0.8%
Anheuser-Busch InBev NV	81,053	2,238
Belgacom SA	162,985	5,344
		7,582
Denmark - 1.2%
Danisco A/S	39,069	1,372
Novo Nordisk A/S Series B	205,424	9,983
		11,355
Finland - 1.0%
Konecranes OYJ (Ñ)	240,516	3,903
Stora Enso OYJ Class R (Ñ)	954,004	3,989
UPM-Kymmene OYJ	344,693	2,439
		10,331
France - 14.5%
Alstom SA	152,481	7,264
AXA SA	510,273	4,717
BNP Paribas	219,440	7,201
Dassault Systemes SA (Ñ)	78,562	2,751
Eutelsat Communications	255,581	5,284
France Telecom SA	708,417	15,981
GDF Suez (Æ)(Ñ)	438,753	14,012
L'Oreal SA	74,434	4,825
Lafarge SA (Ñ)	148,853	6,421
Peugeot SA (Ñ)	354,173	6,105
Renault SA	162,346	2,367
Sanofi-Aventis SA	310,082	16,025
Societe BIC SA	6,889	338
Total SA	619,707	29,326
UBISOFT Entertainment (Æ)	289,472	4,366
Vallourec SA (Ñ)	47,632	3,758
Vivendi	465,016	11,139
		141,880
Germany - 7.8%
Allianz SE	115,363	7,815
BASF SE	291,452	8,085
Deutsche Boerse AG	61,618	2,834

	Principal Amount ($) or Shares	Market Value $
Deutsche Lufthansa AG (Ñ)	444,173	4,898
Deutsche Telekom AG	874,544	10,587
Fresenius Medical Care AG & Co. KGaA	159,914	6,586
Muenchener Rueckversicherungs AG	86,641	10,629
RWE AG	253,709	16,000
Siemens AG	173,669	8,851
		76,285
Hong Kong - 4.4%
BOC Hong Kong Holdings, Ltd. (Ñ)	7,790,000	7,723
Cheung Kong Holdings, Ltd. (Ñ)	243,000	1,966
Hang Seng Bank, Ltd. (Ñ)	786,400	8,695
HongKong Electric Holdings (Ñ)	1,392,000	8,568
Hutchison Whampoa, Ltd.	2,120,000	11,042
New World Development, Ltd.	3,270,000	2,925
Sun Hung Kai Properties, Ltd.	222,000	1,715
		42,634
Italy - 0.8%
ENI SpA	402,939	8,049
Japan - 22.4%
Astellas Pharma, Inc.	355,200	11,790
Bank of Yokohama, Ltd. (The)	646,000	2,742
Brother Industries, Ltd.	685,000	4,592
Canon, Inc.	209,200	5,283
Central Japan Railway Co.	1,774	10,734
Chubu Electric Power Co., Inc. (Ñ)	440,800	10,882
Chugai Pharmaceutical Co., Ltd. (Ñ)	205,007	3,478
Fujitsu, Ltd.	1,278,000	4,347
Honda Motor Co., Ltd.	238,800	5,737
ITOCHU Corp. (Ñ)	1,499,000	6,707
JFE Holdings, Inc.	165,800	3,570
Kansai Electric Power Co., Inc. (The)	210,700	5,060
KDDI Corp.	330	1,722
Kyocera Corp. (Ñ)	102,900	6,017
Kyushu Electric Power Co., Inc.	377,600	8,927
Mitsubishi Electric Corp.	1,012,000	4,003
Mitsubishi Estate Co., Ltd.	188,000	1,877
Mitsubishi UFJ Financial Group, Inc.	2,530,600	11,509
Mitsui OSK Lines, Ltd. (Ñ)	573,000	2,919
Mizuho Financial Group, Inc. (Ñ)	3,387,300	6,395
Nintendo Co., Ltd.	27,000	7,653
Nippon Telegraph & Telephone Corp.	383,100	16,425
NTT DoCoMo, Inc.	8,586	13,431
Osaka Gas Co., Ltd.	1,159,000	4,138
Panasonic Corp.	295,000	3,418
Ricoh Co., Ltd. (Ñ)	477,000	5,381
Seiko Epson Corp. (Ñ)	237,400	2,679
Softbank Corp. (Ñ)	148,600	1,786
Sony Corp. (Ñ)	150,100	2,507

International Stock Selection Fund
15

SSgA
International Stock Selection Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Sumitomo Electric Industries, Ltd.	980,600	7,582
Sumitomo Mitsui Financial Group, Inc. (Ñ)	302,400	9,637
Suzuki Motor Corp. (Ñ)	313,300	4,858
Takeda Pharmaceutical Co., Ltd.	324,900	13,125
Toho Gas Co., Ltd. (Ñ)	403,000	2,076
UNY Co., Ltd. (Ñ)	818,000	5,976
		218,963
Netherlands - 5.3%
ING Groep NV (Æ)	659,268	3,032
Koninklijke Ahold NV	1,286,286	14,416
Koninklijke DSM NV	336,460	7,765
Koninklijke Philips Electronics NV (Ñ)	427,785	6,899
Unilever NV	993,333	19,190
		51,302
Norway - 0.7%
StatoilHydro ASA (Ñ)	436,800	7,301
Spain - 3.2%
Banco Bilbao Vizcaya Argentaria SA (Ñ)	668,180	4,871
Banco Santander SA	1,479,409	9,122
Telefonica SA	946,172	17,621
		31,614
Sweden - 1.6%
Alfa Laval AB (Ñ)	570,218	3,981
Eniro AB (Ñ)	788,582	537
Hennes & Mauritz AB Series B (Ñ)	183,696	6,864
Swedish Match AB (Ñ)	327,759	4,290
		15,672
Switzerland - 7.1%
Baloise Holding AG	65,573	3,711
Nestle SA	855,159	27,962
Novartis AG (Ñ)	349,294	12,713
Roche Holding, Ltd.	106,664	12,097
Swiss Reinsurance	129,751	1,603
Zurich Financial Services AG	75,918	10,781
		68,867
United Kingdom - 17.5%
Aggreko PLC (Ñ)	935,062	4,759
AstraZeneca PLC	271,965	8,700
Atkins WS PLC	116,534	762
BAE Systems PLC	1,237,233	6,552
BHP Billiton PLC	700,857	11,023

	Principal Amount ($) or Shares	Market Value $
BP PLC	4,739,651	30,301
British American Tobacco PLC	596,939	15,334
Centrica PLC	2,436,830	9,412
Compass Group PLC	1,908,790	8,439
Diageo PLC	388,717	4,544
Drax Group PLC	339,131	2,521
Game Group PLC	2,574,230	5,364
GlaxoSmithKline PLC	921,822	14,070
HSBC Holdings PLC	2,450,858	17,137
Mondi PLC	2,138,049	3,758
Reckitt Benckiser Group PLC	203,721	7,841
Royal Dutch Shell PLC Class A (Ñ)	616,770	13,597
WM Morrison Supermarkets PLC	1,680,635	6,197
		170,311
United States - 1.3%
Synthes, Inc.	107,432	12,443
Total Common Stocks (cost $1,432,401)		929,901
Preferred Stocks - 0.2%
Germany - 0.2%
Volkswagen AG	43,145	1,946
Total Preferred Stocks (cost $1,914)		1,946
Short-Term Investments - 1.6%
United States - 1.6%
SSgA Prime Money Market Fund	15,690,570	15,691
Total Short-Term Investments (cost $15,691)		15,691
Other Securities - 8.9%
State Street Navigator Securities Prime Lending Portfolio (W)	86,395,749	86,396
Total Other Securities (cost $86,396)		86,396
Total Investments - 106.0% (identified cost $1,536,402)		1,033,934
Other Assets and Liabilities, Net - (6.0%)		(58,535)
Net Assets - 100.0%		975,399

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

International Stock Selection Fund
16

SSgA
International Stock Selection Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciaion (Depreciation) $
Long Positions
MSCI Pan Euro Index (EMU)	1,500	EUR	22,252	03/09	(2,061)
TOPIX Index (Japan)	90	JPY	7,004	03/09	(167)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(2,228)

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	9,800	EUR	7,800	03/27/09	87
USD	5,254	GBP	3,700	03/27/09	42
USD	6,759	JPY	630,000	03/27/09	(301)
CHF	2,456	AUD	3,296	03/03/09	41
CHF	2,456	AUD	3,296	03/03/09	(33)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(164)

Industry Diversification	% of Net Assets	Market Value $
Consumer Discretionary	6.6	64,471
Consumer Staples	13.0	126,326
Energy	9.1	88,574
Financials	19.7	192,071
Health Care	12.4	121,010
Industrials	8.0	77,845
Information Technology	4.3	42,440
Materials	6.8	66,810
Telecommunication Services	8.9	86,395
Utilities	8.3	81,596
Other Securities	8.9	86,396
Total Investments	106.0	1,033,934
Other Assets and Liabilities, Net	(6.0)	(58,535)
Net Assets	100.0	975,399

Geographic Diversification	% of Net Assets	Market Value $
Asia	4.4	42,634
Europe	44.2	432,184
Japan	22.4	218,963
Other Regions	8.6	83,446
United Kingdom	17.5	170,311
Other Securities	8.9	86,396
Total Investments	106.0	1,033,934
Other Assets and Liabilities, Net	(6.0)	(58,535)
Net Assets	100.0	975,399

See accompanying notes which are an integral part of the financial statements.

International Stock Selection Fund
17

SSgA
International Stock Selection Fund

Presentation of Portfolio Holdings — February 28, 2009 (Unaudited)

Categories	% of Net Assets
Australia	5.7
Belgium	0.8
Denmark	1.2
Finland	1.0
France	14.5
Germany	7.8
Hong Kong	4.4
Italy	0.8
Japan	22.4
Netherlands	5.3
Norway	0.7
Spain	3.2
Sweden	1.6
Switzerland	7.1
United Kingdom	17.5
United States	1.3
Preferred Stocks	0.2
Short-Term Investments	1.6
Other Securities	8.9
Total Investments	106.0
Other Assets and Liabilities, Net	(6.0)
100.0
Futures	(0.2)
Foreign Currency Exchange Contracts	— *

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

International Stock Selection Fund
18

SSgA
International Equity Funds

Notes to Schedules of Investments — February 28, 2009 (Unaudited)

Footnotes

(Æ)  Non-income producing security.

(Ê)  Adjustable or floating rate security.

(§)  All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

(W)  Affiliate; The security is purchased with the cash collateral from the securities loaned.

(ß)  Illiquid security.

±  Less than $500.

Abbreviations

ADR - American Depositary Receipt

ADS - American Depositary Share

CME - Chicago Mercantile Exchange

CVO - Contingent Value Obligation

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

Foreign Currency Abbreviations

ARS - Argentine peso

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

CHF - Swiss franc

CLP - Chilean peso

CNY - Chinese renminbi yuan

COP - Colombian peso

CRC - Costa Rica colon

CZK - Czech koruna

DKK - Danish krone

EGP - Egyptian pound

EUR - Euro

GBP - British pound sterling

HKD - Hong Kong dollar

HUF - Hungarian forint

IDR - Indonesian rupiah

IEP - Irish pundt

ILS - Israeli shekel

INR - Indian rupee

ITL - Italian lira

JPY - Japanese yen

KES - Kenyan schilling

KRW - South Korean won

MXN - Mexican peso

MYR - Malaysian ringgit

NOK - Norwegian krone

PEN - Peruvian nouveau sol

PHP - Philippine peso

PLN - Polish zloty

RUB - Russian ruble

SEK - Swedish krona

SGD - Singapore dollar

SKK - Slovakian koruna

THB - Thai baht

TRY - Turkish lira

USD - United States dollar

VEB - Venezuelan bolivar

VND - Vietnam dong

ZAR - South African rand

Notes to Schedules of Investments
19

SSgA
International Equity Funds

Statements of Assets and Liabilities — February 28, 2009 (Unaudited)

Amounts in thousands	Emerging Markets Fund	International Stock Selection Fund
Assets
Investments, at identified cost	$2,251,034	$1,536,402
Investments, at market*	1,771,422	1,033,934
Cash	43	—
Cash (restricted)	23,095	5,956
Foreign currency holdings**	12,779	14,794
Unrealized appreciation on foreign currency exchange contracts	2	170
Receivables:
Dividends and interest	6,243	2,692
Investments sold	462	8,121
Fund shares sold	6,717	5,065
Foreign taxes recoverable	2	203
From Advisor	35	36
Prepaid expenses	31	18
Unrealized appreciation on index swap contracts	39	—
Total assets	1,820,870	1,070,989
Liabilities
Payables:
Investments purchased	3,588	3,663
Fund shares redeemed	7,120	3,420
Accrued fees to affiliates	3,100	1,254
Other accrued expenses	145	257
Daily variation margin on futures contracts	265	266
Deferred tax liability	1,106	—
Unrealized depreciation on foreign currency exchange contracts	—	334
Payable upon return of securities loaned	223,337	86,396
Unrealized depreciation on index swap contracts	5,617	—
Total liabilities	244,278	95,590
Net Assets	$1,576,592	$975,399
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(879)	$1,950
Accumulated net realized gain (loss)	(582,394)	(564,651)
Unrealized appreciation (depreciation) on:
Investments (Emerging Markets Fund - net of deferred tax liability for foreign capital gains taxes)	(480,718)	(502,468)
Futures contracts	(653)	(2,228)
Index swap contracts	(5,578)	—
Foreign currency-related transactions	(897)	(254)
Shares of beneficial interest	157	153
Additional paid-in capital	2,647,554	2,042,897
Net Assets	$1,576,592	$975,399

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities
20

SSgA
International Equity Funds

Statements of Assets and Liabilities, continued — February 28, 2009 (Unaudited)

	Emerging Markets Fund	International Stock Selection Fund
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class***	$10.00	$6.39
Net assets	$945,539,942	$973,770,720
Shares outstanding ($.001 par value)	94,514,569	152,428,426
Net asset value per share: Class R***	$—	$6.36
Net assets	$—	$1,628,472
Shares outstanding ($.001 par value)	—	256,172
Net asset value per share: Select Class***	$10.03	$—
Net assets	$631,052,493	$—
Shares outstanding ($.001 par value)	62,917,201	—
Amounts in thousands
* Securities on loan included in investments	$223,549	$119,883
** Foreign currency holdings - cost	$13,042	$14,818
*** Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities
21

SSgA
International Equity Funds

Statements of Operations — For the Period Ended February 28, 2009 (Unaudited)

Amounts in thousands	Emerging Markets Fund	International Stock Selection Fund
Investment Income
Dividends	$24,573	$17,314
Dividends from affiliated money market fund	949	197
Interest	902	—
Securities lending income	1,802	1,186
Less foreign taxes withheld	(2,119)	(1,217)
Total investment income	26,107	17,480
Expenses
Advisory fees	7,202	4,752
Administrative fees	440	289
Custodian fees	1,784	434
Distribution fees	972	1,357
Distribution fees - Class R	—	2
Transfer agent fees	281	297
Professional fees	28	23
Registration fees	37	57
Shareholder servicing fees - Institutional Class	561	252
Shareholder servicing fees - Select Class	93	—
Shareholder servicing fees - Class R	—	5
Trustees' fees	37	26
Insurance fees	34	19
Printing fees	127	192
Miscellaneous	12	9
Expenses before reductions	11,608	7,714
Expense reductions	(480)	(1,374)
Net expenses	11,128	6,340
Net investment income (loss)	14,979	11,140
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (Emerging Markets Fund - net of foreign capital gains taxes)	(498,881)	(367,730)
Futures contracts	(28,361)	(7,106)
Index swap contracts	(46,578)	—
Foreign currency-related transactions	(4,096)	(1,576)
Net realized gain (loss)	(577,916)	(376,412)
Net change in unrealized appreciation (depreciation) on:
Investments (Emerging Markets Fund - net of deferred tax liability for foreign
capital gains taxes)	(1,009,840)	(438,365)
Futures contracts	(1,405)	(2,258)
Index swap contracts	(2,661)	—
Foreign currency-related transactions	1,500	11
Net change in unrealized appreciation (depreciation)	(1,012,406)	(440,612)
Net realized and unrealized gain (loss)	(1,590,322)	(817,024)
Net Increase (Decrease) in Net Assets from Operations	$(1,575,343)	$(805,884)

See accompanying notes which are an integral part of the financial statements.

Statements of Operations
22

SSgA
International Equity Funds

Statements of Changes in Net Assets

	Emerging Markets Fund		International Stock Selection Fund
Amounts in thousands	Six Months Ended February 28, 2009 (Unaudited)	Fiscal Year Ended August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	Fiscal Year Ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,979	$58,250	$11,140	$50,227
Net realized gain (loss)	(577,916)	289,964	(376,412)	(156,799)
Net change in unrealized appreciation (depreciation)	(1,012,406)	(821,104)	(440,612)	(348,732)
Net increase (decrease) in net assets from operations	(1,575,343)	(472,890)	(805,884)	(455,304)
Distributions
From net investment income
Institutional Class	—	(81,438)	(33,824)	(71,703)
Class R	—	—	(42)	(49)
Select Class	—	(45,254)	—	—
From realized gain
Institutional Class	(138,780)	(179,979)	—	(74,384)
Class R	—	—	—	(54)
Select Class	(91,383)	(92,834)	—	—
Net decrease in net assets from distributions	(230,163)	(399,505)	(33,866)	(146,190)
Share Transactions
Net increase (decrease) in net assets from share transactions	227,365	142,861	(11,219)	(742,096)
Total Net Increase (Decrease) in Net Assets	(1,578,141)	(729,534)	(850,969)	(1,343,590)
Net Assets
Beginning of period	3,154,733	3,884,267	1,826,368	3,169,958
End of period	$1,576,592	$3,154,733	$975,399	$1,826,368
Undistributed (overdistributed) net investment income included in net assets	$(879)	$(15,858)	$1,950	$24,676

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets
23

SSgA
International Equity Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)(a)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions	$ Redemption Fees Added to Additional Paid-in Capital
Emerging Markets Fund
Institutional Class
February 28, 2009*	22.72	.10		(11.15)	(11.05)	—	(1.67)	(1.67)	—
August 31, 2008	28.86	.40		(3.59)	(3.19)	(.92)	(2.03)	(2.95)	—
August 31, 2007	21.18	.33		8.79	9.12	(.33)	(1.11)	(1.44)	—	(d)
August 31, 2006	17.47	.26		5.00	5.26	(.48)	(1.09)	(1.57)	.02
August 31, 2005	12.72	.26		5.09	5.35	(.19)	(.41)	(.60)	—	(d)
August 31, 2004	10.80	.18		2.00	2.18	(.26)	—	(.26)	—	(d)
Select Class
February 28, 2009*	22.75	.11		(11.16)	(11.05)	—	(1.67)	(1.67)	—
August 31, 2008	28.89	.46		(3.59)	(3.13)	(.98)	(2.03)	(3.01)	—
August 31, 2007	21.20	.39		8.79	9.18	(.38)	(1.11)	(1.49)	—	(d)
August 31, 2006 (1)	21.48	.20		(.48)	(.28)	—	—	—	—	(d)
International Stock Selection Fund
Institutional Class
February 28, 2009*	11.79	.07		(5.25)	(5.18)	(.22)	—	(.22)	—
August 31, 2008	14.71	.27		(2.52)	(2.25)	(.33)	(.34)	(.67)	—
August 31, 2007	12.88	.33		2.05	2.38	(.19)	(.36)	(.55)	—	(d)
August 31, 2006	10.54	.26		2.56	2.82	(.15)	(.33)	(.48)	—	(d)
August 31, 2005	8.51	.17		2.05	2.22	(.19)	—	(.19)	—	(d)
August 31, 2004	6.97	.12		1.55	1.67	(.13)	—	(.13)	—	(d)
Class R
February 28, 2009*	11.68	.05		(5.20)	(5.15)	(.17)	—	(.17)	—
August 31, 2008	14.60	.27		(2.55)	(2.28)	(.30)	(.34)	(.64)	—
August 31, 2007	12.80	.28		2.01	2.29	(.13)	(.36)	(.49)	—	(d)
August 31, 2006	10.47	.21		2.53	2.74	(.08)	(.33)	(.41)	—	(d)
August 31, 2005	8.51	—	(d)	2.15	2.15	(.19)	—	(.19)	—	(d)
August 31, 2004 (2)	8.08	.05		.38	.43	—	—	—	—	(d)

*  For the six months ended February 28, 2009 (Unaudited).
(1)  For the period March 2, 2006 (commencement of sale) to August 31, 2006.
(2)  For the period May 14, 2004 (commencement of sale) to August 31, 2004.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.
(c)  Less than .005% of average net assets.
(d)  Less than $.005 per share.
(e)  Periods less than one year are not annualized.
(f)  The ratios for periods less than one year are annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
24

	$ Net Asset Value, End of Period	% Total Return(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(f)	% Ratio of Expenses to Average Net Assets, Gross(f)	% Ratio of Net Investment Income to Average Net Assets(b)(f)		% Portfolio Turnover Rate(e)
Emerging Markets Fund
Institutional Class
February 28, 2009*	10.00	(49.73)	945,540	1.25	1.30	1.48		27
August 31, 2008	22.72	(13.53)	1,949,537	1.24	1.25	1.39		42
August 31, 2007	28.86	45.69	2,582,843	1.25	1.27	1.35		39
August 31, 2006	21.18	33.09	1,358,140	1.25	1.28	1.29		37
August 31, 2005	17.47	43.83	1,134,727	1.25	1.31	1.64		53
August 31, 2004	12.72	20.38	697,893	1.25	1.40	1.44		64
Select Class
February 28, 2009*	10.03	(49.66)	631,052	1.01	1.07	1.70		27
August 31, 2008	22.75	(13.33)	1,205,196	1.02	1.03	1.64		42
August 31, 2007	28.89	46.00	1,301,424	1.04	1.06	1.59		39
August 31, 2006 (1)	21.20	(1.30)	546,536	1.06	1.12	2.01		37
International Stock Selection Fund
Institutional Class
February 28, 2009*	6.39	(44.30)	973,771	1.00	1.22	1.76		57
August 31, 2008	11.79	(16.20)	1,823,516	1.00	1.19	1.94		75
August 31, 2007	14.71	19.07	3,168,823	1.00	1.18	2.29		54
August 31, 2006	12.88	27.98	1,014,605	1.00	1.20	2.21		60
August 31, 2005	10.54	26.53	268,878	1.00	1.24	1.78		59
August 31, 2004	8.51	24.19	124,521	1.00	1.24	1.50		78
Class R
February 28, 2009*	6.36	(44.39)	1,628	1.44	1.65	1.29		57
August 31, 2008	11.68	(16.46)	2,852	1.32	1.51	2.04		75
August 31, 2007	14.60	18.41	1,135	1.49	1.67	1.95		54
August 31, 2006	12.80	27.28	265	1.49	1.69	1.77		60
August 31, 2005	10.47	25.76	105	1.58	1.82	—	(c)	59
August 31, 2004 (2)	8.51	5.32	11	.91	1.34	1.84		78

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
25

SSgA
International Equity Funds

Notes to Financial Statements — February 28, 2009 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprising of 21 investment portfolios that were in operation as of February 28, 2009. These financial statements report on two funds: the SSgA Emerging Markets Fund and SSgA International Stock Selection Fund, each, a "Fund" and collectively referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Class R shares of International Stock Selection Fund, which became effective July 31, 2003, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

Select Class shares of the Emerging Markets Fund, which became effective November 28, 2005, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company or State Street Global Markets LLC to offer shares ("Select Intermediaries"). Select Intermediaries are advisors, securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into a shareholder servicing agreement with the State Street Global Markets LLC with respect to investments of its accounts in the Select Class.

On October 16, 2008, the Board approved a plan to liquidate the SSgA International Growth Opportunities Fund. The liquidation occurred on December 12, 2008.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price. Securities traded on a domestic securities exchange or where markets do not offer an official closing price, are valued at the last sale price. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of settlement price established on the exchange on which they are traded. Index swap contracts are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the net asset value ("NAV") per share.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) State Street Bank and Trust Company, (the "Custodian"), or Russell Fund Services Company, (the "Administrator"), determines that a market quotation is inaccurate.

Notes to Financial Statements
26

SSgA
International Equity Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' NAV fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company's calculation of NAV for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund's NAV.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the NAV of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Inputs used in valuing the Funds' investments carried at value for the period ended February 28, 2009 were as follows:

	Emerging Markets Fund		International Stock Selection Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1	$791,736,763	$(726,771)	$115,683,738	$(2,220,490)
Level 2	978,370,424	(5,577,475)	918,250,125	(171,802)
Level 3	1,314,784	—	—	—
	$1,771,421,971	$(6,304,246)	$1,033,933,863	$(2,392,292)

* Other financial instruments are not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instruments.

Notes to Financial Statements
27

SSgA
International Equity Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ending February 28, 2009 were as follows:

Emerging Markets Fund
Balance as of 09/01/08	$—
Accrued discounts/(premiums)	—
Realized gain/(loss)	—
Net change in unrealized appreciation/(depreciation) from investments still held as of 02/28/2009	(2,420,938)
Net purchases (sales)	—
Net transfers in and/or out of Level 3	3,735,722
Balance as of 02/28/09	$1,314,784

On April 9, 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff position ("FSP") No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management is currently evaluating the impact the adoption FSP 157-4161 will have on the Funds' or Investment Company's financial statement disclosures.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. At August 31, 2008, the Funds had no net tax basis capital loss carryforwards.

As of February 28, 2009, the Funds aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Emerging Markets	International Stock Selection
Cost of Investments for Tax Purposes	$2,285,824,501	$1,548,599,289
Gross Tax Unrealized Appreciation	165,666,881	1,843,844
Gross Tax Unrealized Depreciation	(680,069,411)	(516,509,270)
Net Tax Unrealized Appreciation (Depreciation)	$(514,402,530)	$(514,665,426)

Notes to Financial Statements
28

SSgA
International Equity Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

As permitted by tax regulations, the Funds intend to defer a net realized capital loss incurred from November 1, 2007 to August 31, 2008 in the amount of $182,157,025 for the International Stock Selection Fund, and treat it as arising in the fiscal year 2009.

The Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("FIN 48"), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. The Funds adopted the provisions of FIN 48 on September 1, 2007. Management has reviewed the Funds tax positions the years that remain open (2005-2008), and concluded that adoption had no effect on the Funds' financial position or results of operations. As of February 28, 2009, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Funds declare and pay dividends annually. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. Permanent differences between book and tax accounting are reclassified to paid-in-capital. The differences between federal tax regulations and GAAP are primarily due to investments in swaps, futures, forward contracts, passive foreign investment companies, foreign denominated investments, and certain securities sold at a loss.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all Funds of the Investment Company based principally on their relative average net assets.

The Emerging Markets Fund offers Select Class shares and the International Stock Selection Fund offers Class R shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a)  Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)  Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities resulting from changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of a Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Notes to Financial Statements
29

SSgA
International Equity Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

Capital Gains Taxes

The Emerging Markets Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. This Fund has recorded a deferred tax liability in respect of unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at February 28, 2009. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statement of Assets and Liabilities for the Fund. The amounts related to capital gain taxes are included in net realized gain (loss) on investments in the Statement of Operations for the Fund.

Fund	Deferred Tax Liability	Capital Gains Taxes
Emerging Markets	$1,105,779	$814,654

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' or Investment Company's financial statement disclosures.

Foreign Currency Exchange Contracts

In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open forward currency exchange contracts at February 28, 2009 are presented in the accompanying Schedules of Investments.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of February 28, 2009, the Emerging Markets Fund and International Stock Selection Fund had cash collateral balances in the amount of $20,742,329 and $5,956,035, respectively, held in connection with futures contracts purchased (sold).

Notes to Financial Statements
30

SSgA
International Equity Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

Index Swaps

The Emerging Markets Fund has entered into index swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount an agreed upon rate (e.g., the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index or security. The underlying index or security is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain (loss). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties. The Fund has segregated certain short-term investments (identified in the accompanying Schedule of Investments) as collateral for the notional amount under the index swap agreements. As of February 28, 2009, the Emerging Markets Fund had cash collateral balances in the amount of $2,352,672 held in connection with swap contracts purchased (sold).

Investment in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Investment Transactions

Securities

For the period ended February 28, 2009, purchases and sales of investment securities, excluding short-term investments, aggregated to the following:

	Purchases	Sales
Emerging Markets	$540,922,622	$510,147,746
International Stock Selection	732,138,486	792,466,414

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral must be invested by State Street Bank and Trust Company ("State Street", the lending agent and an affiliate of the Advisor) in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, all such cash collateral was invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any

Notes to Financial Statements
31

SSgA
International Equity Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of February 28, 2009, the non-cash collateral received for the securities on loan in the following funds was:

Funds	Non-Cash Collateral Value	Non-Cash Collateral Holding
Emerging Markets	$13,687,900	Pool of US Government and Corporate Securities
International Stock Selection	42,230,587	Pool of US Government and Corporate Securities

4.  Related Parties

Advisor

SSgA Funds Management, Inc. (the "Advisor") manages the Funds pursuant to a written Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies. The Advisor directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Advisor, calculated daily and paid monthly, at the annual rate of 0.75% of their average daily net assets.

If the total expenses of the Institutional Class are above its cap, the Advisor will waive its advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional Class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then State Street Global Markets, LLC (the "Distributor") which is a wholly-owned subsidiary of State Street Corporation, will waive up to 0.70% of the average daily net assets of the Distribution (12b-1) and Service Fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full 0.70% of the average daily net assets of Class R and Class R remains above the total expense cap, then the Advisor will reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to 0.70% of the average daily net assets of Distribution (12b-1) and service fees. If after waiving the full 0.70% of the average daily net assets of Class R and Class R remains above the total expense cap, the Advisor will reimburse Class R for all expenses to the level of the cap.

The Advisor has contractually agreed to waive up to the full amount of the Emerging Markets Fund's advisory fees and to reimburse the Institutional Class for all expenses in excess of 1.25% of average daily net assets on an annual basis until December 31, 2009 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of waiver for the period ended February 28, 2009 was $252,425 for the Institutional Class and $159,910 for the Select Class. There were no reimbursements for the Institutional Class or the Select Class for the period ended February 28, 2009.

The Advisor has contractually agreed to waive up to the full amount of the International Stock Selection Fund's advisory fees and to reimburse the Institutional Class and Class R for all expenses in excess of 1.00% and 1.60%, respectively, of each class' average daily net assets on an annual basis until December 31, 2009 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of waiver for the period ended February 28, 2009 was $1,357,568 for the Institutional Class and $2,172 for Class R. There were no reimbursements for the Institutional Class or Class R for the period ended February 28, 2009.

The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of February 28, 2009, $75,281,889 of the Central Fund's net assets represents investments by these Funds, and $2,663,185 represents the investments of other Investment Company Funds not presented herein.

Notes to Financial Statements
32

SSgA
International Equity Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

Effective September 1, 2006, the Advisor has voluntarily agreed to waive a portion of the Funds' advisory fee equal to the advisory fee paid by the Funds to the SSgA Prime Money Market Fund. In addition, if Central Fund shares sold to and/or redeemed from a participating fund are subject under a 12b-1 Plan to any distribution fee or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such fee incurred by the participating fund. For the period ended February 28, 2009, the total advisory fees waived are as follows:

Amount Waived
Emerging Markets	$66,561
International Stock Selection	13,913

Boston Financial Data Services ("BFDS") a joint venture of DST Systems, Inc., and State Street Corporation, serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the year, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Amount Waived
Emerging Markets	$1,765
International Stock Selection	62

Administrator

Russell Fund Services Company ("RFSC" or the "Administrator") serves as the Investment Company's Administrator, pursuant to an Administration Agreement dated January 1, 2008 (the "Administration Agreement"). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company's operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company ("RIMCo"). The annual fee is based on the following percentages of the average daily net assets of the Funds: $0 up to $1 billion — 0.07%; over $1 billion — 0.05%. In addition, the Administrator charges a flat fee of $30,000 per year per Fund of the Investment Company with less than $500 million in assets under management. In addition, the Funds reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement dated March 1, 2002, as amended, between the Investment Company and the Distributor, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company maintains a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under the Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has shareholder service agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively, the "Agents"), as well as several unaffiliated services providers. For these services, each Institutional Class pays 0.025% to State Street, and a maximum of 0.175% to each of the other named affiliated Agents, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents. For the period ended February 28, 2009, each Institutional Class paid the following shareholder servicing expenses to the Agents:

	State Street	Global Markets	CitiStreet
Emerging Markets	$146,967	$97,917	$160,723
International Stock Selection	158,141	1,197	2,400

Notes to Financial Statements
33

SSgA
International Equity Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

Each institutional class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of the Institutional Class on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of each Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The class' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the class' shareholders have the right, however, to terminate the plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2009.

Class R

The Investment Company maintains a distribution plan with respect to the Class R shares pursuant to Rule 12b-1 (the "R Plan") under the 1940 Act. Under the R Plan, each Fund pays the Distributor a fee not to exceed 0.70% of the fund's average net value per year, for distribution, shareholder and administrative services provided to the Fund by the Distributor and financial intermediaries. The Distributor pays the financial intermediaries for shareholder and administrative services provided to a Fund out of the fee the Distributor receives from the Fund. Fees paid to the financial intermediaries providing shareholder and administrative services to a Fund are not permitted by the R Plan to exceed 0.65% of the Fund's average net asset value per year. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long as the R Plan is in effect. There were no carryover expenses as of February 28, 2009.

Under the R Plan, the Funds have a distribution agreement with the Distributor. For these services, Class R pays the Distributor 0.05% of the daily net asset value. For the period ended February 28, 2009, this amounted to $93,103 for the Emerging Markets Fund and $506 for the International Stock Selection Fund.

Select Class

The Investment Company maintains a distribution plan with respect to the Select Class shares pursuant to Rule 12b-1 (the "Select Plan") under the 1940 Act. The Select Plan provides that the Select Class pay a service fee for the performance of certain administrative functions in connections with purchases and redemptions of shares of the Funds and related services provided to Select Class shareholders by the Distributor. Payments to State Street for shareholder and administrative services are not permitted by the Select Plan to exceed 0.025% of each Fund's average net asset value per year. Any payments that are required to be made to State Street that cannot be made because of the limitations contained in the Select Plan may be carried forward and paid in the following two fiscal years so long as the Select Plan is in effect. There were no carryover expenses as of February 28, 2009.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Accrued fees payable to affiliates and trustees as of February 28, 2009 were as follows:

	Emerging Markets	International Stock Selection
Advisory fees	$1,326,246	$627,399
Administration fees	483,264	308,759
Custodian fees	1,013,847	185,478
Distribution fees	154,673	—
Shareholder servicing fees	—	14,239
Transfer agent fees	114,030	111,487
Trustees' fees	8,260	6,235
	$3,100,320	$1,253,597

Notes to Financial Statements
34

SSgA
International Equity Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

Securities Lending

For the period September 1, 2008 through February 28, 2009, State Street earned securities lending agent fees as follows:

Securities Lending Agent Fees
SSgA Emerging Markets Fund	$595,187
SSgA International Stock Selection Fund	392,569

Beneficial Interest

As of February 28, 2009, the following table includes shareholders (none of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%
Emerging Markets	2	48.7
International Stock Selection	1	67.7

5.  Fund Share Transactions

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
Emerging Markets Fund	February 28, 2009	August 31, 2008	February 28, 2009	August 31, 2008
Institutional Class
Proceeds from shares sold	30,462	23,299	$378,582	$673,043
Proceeds from reinvestment of distributions	11,393	7,959	133,531	246,132
Payments for shares redeemed	(33,134)	(34,961)	(413,830)	(1,002,433)
	8,721	(3,703)	98,283	(83,258)
Select Class
Proceeds from shares sold	19,343	14,886	$245,679	$421,350
Proceeds from reinvestment of distributions	4,044	2,298	47,479	71,103
Payments for shares redeemed	(13,446)	(9,260)	(164,076)	(266,334)
	9,941	7,924	129,082	226,119
Total net increase (decrease)	18,662	4,221	$227,365	$142,861

Notes to Financial Statements
35

SSgA
International Equity Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
International Stock Selection Fund	February 28, 2009	August 31, 2008	February 28, 2009	August 31, 2008
Institutional Class
Proceeds from shares sold	39,635	64,134	$326,105	$895,213
Proceeds from reinvestment of distributions	3,926	9,598	31,449	141,378
Payments for shares redeemed	(45,774)	(134,561)	(368,872)	(1,781,067)
	(2,213)	(60,829)	(11,318)	(744,476)
Class R
Proceeds from shares sold	40	601	$284	$8,078
Proceeds from reinvestment of distributions	5	7	41	101
Payments for shares redeemed	(29)	(442)	(226)	(5,799)
	16	166	99	2,380
Total net increase (decrease)	(2,197)	(60,663)	$(11,219)	$(742,096)

6.  Interfund Lending Program

The Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility. Portfolios of the funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. For the period ended February 28, 2009, the Funds did not utilize the Interfund Lending Program.

Notes to Financial Statements
36

SSgA
International Equity Funds

Shareholder Requests for Additional Information — February 28, 2009 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
37

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers —
February 28, 2009 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 21 funds. The first table provides information about trustees who are interested persons. The second table provides information about the independent trustees. The third table provides information about the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2008 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2003 to Present, Senior Managing Director; Chairman, SSgA Investment Committee, State Street Global Advisors; • 2006 to Present, Trustee, Berea College; and • 2008 to Present, Chairman, Financial Service Sector Coordinating Counsel.	21	Listed under Principal Occupations

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 909 A Street Tacoma, WA 98402	Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees	• Until December 2008, Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	21	Listed under Principal Occupations

William L. Marshall Born December 12, 1942 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
38

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Born November 3, 1956 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	21	Listed under Principal Occupations

Patrick J. Riley Born November 30, 1948 909 A Street Tacoma, WA 98402	Trustee since 1988 Independent Chairman of the Board since January 2009 Member (ex officio), Audit Committee Member (ex officio), Governance Committee Member (ex officio), Valuation Committee Member (ex officio), Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to 2008, Associate Justice, Commonwealth of Massachusetts Superior Court (Retired); • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
39

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Born October 31, 1945 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	21	Listed under Principal Occupations

Bruce D. Taber Born April 25, 1947 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Henry W. Todd Born May 4, 1947 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
40

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds, Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Mark E. Swanson Born November 26, 1963 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc., Russell Investment Management Company, and Russell Fund Services Company.

Julie B. Piatelli Born August 5, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is chosen and qualified by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999-2004, Senior Manager, PricewaterhouseCoopers LLC.

Gregory J. Lyons Born August 24, 1960 909 A Street Tacoma, WA 98402	Secretary since 2007 and Chief Legal Officer since 2008	Until successor is chosen and qualified by Trustees	• US General Counsel and Assistant Secretary, Frank Russell Company,
• Director and Assistant Secretary, Russell Insurance Agency, Inc.;
• Secretary, Russell Investment Management Company, Russell Financial Services, Inc., and Russell Fund Services Company;
• Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds; and
• Secretary and US General Counsel, Russell Trust Company, Russell Institutional Funds Management LLC.

Disclosure of Information about Fund Trustees and Officers
41

SSgA
International Equity Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson

Shawn C.D. Johnson

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley, Chairman

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James E. Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Gregory J. Lyons, Secretary and Chief Legal Officer

Rick Chase, Assistant Treasurer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Sandra G. Richardson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company
909 A Street
Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Fund Management and Service Providers
42

IESAR-02/09 (51900)

S&P 500 INDEX FUND

Semiannual Report

February 28, 2009

SSgA Funds
S&P 500 Index Fund

Semiannual Report

February 28, 2009 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

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SSgA
S&P 500 Index Fund

Shareholder Expense Example — February 28, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2008 to February 28, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2008	$1,000.00	$1,000.00
Ending Account Value February 28, 2009	$582.50	$1,023.90
Expenses Paid During Period*	$0.71	$0.90

* Expenses are equal to the Fund's expense ratio of 0.18% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waive and/or reimbursement, expenses would have been higher.

S&P 500 Index Fund
3

SSgA
S&P 500 Index Fund

Presentation of Master Portfolio Holdings — February 28, 2009 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	8.4
Consumer Staples	13.1
Energy	13.0
Financials	9.8
Health Care	15.1
Industrials	9.6
Information Technology	16.4
Materials	3.2
Telecommunication Services	4.0
Utilities	4.7
Short-Term Investments	3.1
Total Investments	100.4
Other Assets and Liabilities, Net	(0.4)
100.0
Futures Contracts	(0.5)

See accompanying notes which are an integral part of the financial statements.

S&P 500 Index Fund
4

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SSgA
S&P 500 Index Fund

Statements of Assets and Liabilities — February 28, 2009 (Unaudited)

Amounts in thousands

Assets
Investments in Master Portfolio, at identified cost	$1,076,014
Investments in Master Portfolio, at value	931,500
Receivable for fund shares sold	1,641
Receivable from Advisor	42
Prepaid expenses	11
Total assets	933,194
Liabilities
Payables:
Fund shares redeemed	7,634
Accrued fees to affiliates	193
Other accrued expenses	56
Total liabilities	7,883
Net Assets	$925,311
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$7,949
Accumulated net realized gain (loss) allocated from Portfolio	(277,270)
Unrealized appreciation (depreciation) allocated from Portfolio on:
Investments	(144,514)
Futures contracts	(4,470)
Shares of beneficial interest	76
Additional paid-in capital	1,343,540
Net Assets	$925,311
Net Asset Value, offering and redemption price per share:
Net asset value per share*	$12.17
Net assets	$925,310,697
Shares outstanding ($.001 par value)	76,056,921

*Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities
6

SSgA
S&P 500 Index Fund

Statements of Operations — For the Period Ended February 28, 2009 (Unaudited)

Amounts in thousands

Investment Income Allocated From Portfolio
Dividends	$16,731
Interest	216
Expenses	(257)
Total investment income allocated from Portfolio	16,690
Fund Level Expenses
Administrative fees	148
Custodian fees	7
Distribution fees	260
Transfer agent fees	103
Professional fees	17
Registration fees	25
Shareholder servicing fees	234
Trustees' fees	23
Insurance fees	14
Printing fees	50
Miscellaneous	8
Expenses before reductions	889
Expense reductions	(116)
Net Fund level expenses	773
Net investment income (loss)	15,917
Net Realized and Unrealized Gain (Loss) Allocated From Portfolio
Net realized gain (loss) on:
Investments	(24,114)
Futures contracts	(12,750)
Net realized gain (loss)	(36,864)
Net change in unrealized appreciation (depreciation) on:
Investments	(626,305)
Futures contracts	(2,986)
Net change in unrealized appreciation (depreciation)	(629,291)
Net realized and unrealized gain (loss)	(666,155)
Net Increase (Decrease) in Net Assets from Operations	$(650,238)

See accompanying notes which are an integral part of the financial statements.

Statements of Operations
7

SSgA
S&P 500 Index Fund

Statements of Changes in Net Assets

Amounts in thousands	Six Month Ended February 28, 2009 (Unaudited)	Fiscal Year Ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,917	$34,059
Net realized gain (loss)	(36,864)	71,518
Net change in unrealized appreciation (depreciation)	(629,291)	(308,839)
Net increase (decrease) in net assets from operations	(650,238)	(203,262)
Distributions
From net investment income	(16,244)	(33,731)
Net decrease in net assets from distributions	(16,244)	(33,731)
Share Transactions
Net increase (decrease) in net assets from share transactions	60,944	(282,064)
Total Net Increase (Decrease) in Net Assets	(605,538)	(519,057)
Net Assets
Beginning of period	1,530,849	2,049,906
End of period	$925,311	$1,530,849
Undistributed (overdistributed) net investment income included in net assets	$7,949	$8,276

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets
8

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SSgA
S&P 500 Index Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)(a)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Total Distributions	$ Net Asset Value, End of Period
S&P 500 Index Fund
February 28, 2009*	21.17	.21	(8.99)	(8.78)	(.22)	(.22)	12.17
August 31, 2008	24.33	.45	(3.17)	(2.72)	(.44)	(.44)	21.17
August 31, 2007	21.53	.43	2.79	3.22	(.42)	(.42)	24.33
August 31, 2006	20.17	.38	1.34	1.72	(.36)	(.36)	21.53
August 31, 2005	18.28	.39	1.87	2.26	(.37)	(.37)	20.17
August 31, 2004	16.69	.28	1.59	1.87	(.28)	(.28)	18.28

*  For the six months ended February 28, 2009 (unaudited).
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Expense ratios include the Fund's share of the Portfolio's allocated expenses.
(c)  May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%
(d)  Unaudited.
(e)  Periods less than one year are not annualized.
(f)  The ratios for periods less than one year are annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	(%) Total Return(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(c)(f)	% Ratio of Expenses to Average Net Assets, Gross(b)(f)	% Ratio of Net Investment Income to Average Net Assets(b)(c)(f)	% Portfolio Turnover of the Portfolio(d)
S&P 500 Index Fund
February 28, 2009*	(41.75)	925,311	.18	.20	2.78	4
August 31, 2008	(11.34)	1,530,849	.18	.18	1.89	13
August 31, 2007	15.07	2,049,906	.16	.16	1.80	12
August 31, 2006	8.63	1,997,386	.18	.18	1.80	8
August 31, 2005	12.44	1,860,743	.16	.16	1.99	10
August 31, 2004	11.23	1,940,183	.15	.15	1.56	10

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

SSgA
S&P 500 Index Fund

Notes to Financial Statements — February 28, 2009 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprising of 21 investment portfolios that were in operation as of February 28, 2009. This Financial Statement reports on the SSgA S&P 500 Index Fund (the "Fund"). The Investment Company is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

The Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the "Master Portfolio"). The Fund has the same investment objective as the Master Portfolio in which it invests. The value of the Fund's investment in the Master Portfolio reflects the Fund's proportionate interest in the net assets of the Master Portfolio (approximately 73.10% at February 28, 2009). The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2.  Significant Accounting Policies

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 2 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Notes to Financial Statements

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

Inputs used in valuing the Funds' investments carried at value for the period ended February 28, 2009 were as follows:

S&P 500 Index Fund
	Investments in Securities	Other Financial Instruments*
Level 1	$931,500,135	$—
Level 2	—	—
Level 3	—	—
	$931,500,135	$—

* Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instruments.

As of February 28, 2009, there were no Level 3 securities held by the Funds.

On April 9, 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff position ("FSP") No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management is currently evaluating the impact the adoption FSP 157-4161 will have on the Funds' or Investment Company's financial statement disclosures.

Investment Income

The Fund records daily its proportionate share of the Master Portfolio's income, expenses and realized and unrealized gains and losses.

Other

Investment transactions are accounted for on a trade date basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, the Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to the Fund's shareholders without regard to the income and capital gains (or losses) of the other funds of the Investment Company.

It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

Capital Loss Carryovers

At August 31, 2008, the Fund had the following net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration Year
	08/31/2011	08/31/2012	08/31/2013	08/31/2014	Total
S&P 500 Index Fund	$68,815,872	$20,170,152	$9,160,101	$10,082,013	$108,228,138

The Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("Fin 48"), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. The Funds adopted the provisions of FIN 48 on September 1, 2007. Management has reviewed the Fund's tax positions for the years that remain open (2005-2008), and concluded that adoption had no effect on the Fund's financial position or results of operations. As of February 28, 2009, the Fund has recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

Notes to Financial Statements

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends quarterly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. Permanent differences between book and tax accounting are reclassified to paid-in capital.

Expenses

Expenses allocated from the Master Portfolio are recorded and identified separately in the Statement of Operations. The Fund also pays certain other expenses which can be directly attributed to the Fund. Expenses of the Investment Company which cannot be directly attributed will be allocated among all funds of the Investment Company based principally on their relative net assets.

Derivatives

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' or Investment Company's financial statement disclosures.

Guarantees

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3.  Investment Transactions

Securities

Net daily increases and decreases in the Fund's investment in the Master Portfolio aggregated to the following, for the period ended February 28, 2009:

Increases	Decreases
$96,104,756	$47,713,142

4.  Related Parties

Advisor

The Fund is allocated a charge for a management fee from the Master Portfolio, calculated daily at an annual rate of 0.045% of average daily net assets. This fee relates to the advisory, custody and administrative fees provided by the Master Portfolio on behalf of their investors. SSgA Funds Management, Inc. (the "Advisor") manages the Fund pursuant to a written Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, which directs the investments of the Fund in accordance with their investment objectives, policies, and limitations.

The Advisor has agreed to waive up to the full amount of the Fund's advisory fee and reimburse the Fund for all fund and allocated Master Portfolio expenses that exceed 0.18% of its average daily net assets on an annual basis (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver for the period ended February 28, 2009 was $116,437.

Notes to Financial Statements

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

The Advisor does not have the ability to recover amounts waived or reimbursed from previous periods.

The Investment Company also has a contract with State Street Bank and Trust Company ("State Street") to provide custody and fund accounting services to the Fund. For these services, the Fund pays State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

Boston Financial Data Services ("BFDS"), a joint venture of DST Systems, Inc., and of State Street Corporation, serves as transfer, dividend paying, and shareholder servicing agent to the Fund. For these services, the Fund pays annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200.

Administrator

Russell Fund Services Company ("RFSC" or the "Administrator") serves as the Investment Company's Administrator, pursuant to an Administration Agreement dated January 1, 2008 (the "Administration Agreement"). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company's operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company ("RIMCo"). The Fund pays the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Fund: $0 to $1 billion — 0.0315%; over $1 billion — 0.01%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund of the Investment Company with less than $500 million in assets under management. In addition, the Fund reimburses the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement dated March 1, 2002, as amended, between the Investment Company and State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

The Investment Company maintains a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

The Fund has shareholder service agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively, the "Agents"), as well as several unaffiliated services providers. For these services, the Fund pays 0.025% to State Street, and a fee to each of the Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents subject to the maximum of 0.100%.

For the period ended February 28, 2009, the Fund paid the following shareholder servicing expenses to the Agents:

	State Street	Global Markets	CitiStreet
S&P 500 Index Fund	$143,109	$912	$1,065

Total shareholder servicing payments shall not exceed 0.20% of the average daily net assets of the Fund on an annual basis. The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of the Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the Fund's shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2009.

Notes to Financial Statements

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Accrued fees payable to affiliates and trustees as of February 28, 2009 were as follows:

S&P 500 Index Fund
Administration fees	$26,739
Custodian fees	2,517
Distribution fees	84,037
Shareholder servicing fees	41,835
Transfer agent fees	32,670
Trustees' fees	5,041
$192,839

Beneficial Interest

As of February 28, 2009, there were no shareholders with shares of beneficial interest greater than 10% of the total outstanding shares of the Fund.

5.  Fund Share Transactions

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
S&P 500 Index Fund	February 28, 2009	August 31, 2008	February 28, 2009	August 31, 2008
Proceeds from shares sold	11,812	16,300	$183,881	$369,572
Proceeds from reinvestment of distributions	813	1,239	13,602	28,664
Payments for shares redeemed	(8,865)	(29,505)	(136,539)	(680,300)
Total net increase (decrease)	3,760	(11,966)	$60,944	$(282,064)

6.  Interfund Lending Program

The Fund has been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the Fund may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. For the period ended February 28, 2009, the Fund did not utilize the Interfund Lending Program.

Notes to Financial Statements

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

7.  Dividends

On March 2, 2009, the Fund declared the following dividend from net investment income payable on March 6, 2009 to shareholders of record March 3, 2009:

Net Investment Income
S&P 500 Index Fund	$0.1053

Notes to Financial Statements

SSgA
S&P 500 Index Fund

Shareholder Requests for Additional Information — February 28, 2009 (Unaudited)

The Fund has adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund's Statement of Additional Information, which is available (i) without charge, upon request, by calling the Fund at (800) 647-7327, (ii) on the Fund's website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Fund will file its complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedule of investments is available in the Fund's semiannual and annual financial statements. The Fund's Form N-Q is available (i) without charge, upon request, by calling the Fund at (800) 647-7327, (ii) on the Fund's website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers —
February 28, 2009 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 21 funds. The first table provides information about trustees who are interested persons. The second table provides information about the independent trustees. The third table provides information about the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2008 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2003 to Present, Senior Managing Director; Chairman, SSgA Investment Committee, State Street Global Advisors; • 2006 to Present, Trustee, Berea College; and • 2008 to Present, Chairman, Financial Service Sector Coordinating Counsel.	21	Listed under Principal Occupations

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 909 A Street Tacoma, WA 98402	Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees	• Until December 2008, Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	21	Listed under Principal Occupations

William L. Marshall Born December 12, 1942 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Born November 3, 1956 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	21	Listed under Principal Occupations

Patrick J. Riley Born November 30, 1948 909 A Street Tacoma, WA 98402	Trustee since 1988 Independent Chairman of the Board since January 2009 Member (ex officio), Audit Committee Member (ex officio), Governance Committee Member (ex officio), Valuation Committee Member (ex officio), Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to 2008, Associate Justice, Commonwealth of Massachusetts Superior Court (Retired); • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Born October 31, 1945 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	21	Listed under Principal Occupations

Bruce D. Taber Born April 25, 1947 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Henry W. Todd Born May 4, 1947 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds, Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Mark E. Swanson Born November 26, 1963 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc., Russell Investment Management Company, and Russell Fund Services Company.

Julie B. Piatelli Born August 5, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is chosen and qualified by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999-2004, Senior Manager, PricewaterhouseCoopers LLC.

Gregory J. Lyons Born August 24, 1960 909 A Street Tacoma, WA 98402	Secretary since 2007 and Chief Legal Officer since 2008	Until successor is chosen and qualified by Trustees	• US General Counsel and Assistant Secretary, Frank Russell Company,
• Director and Assistant Secretary, Russell Insurance Agency, Inc.;
• Secretary, Russell Investment Management Company, Russell Financial Services, Inc., and Russell Fund Services Company;
• Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds; and
• Secretary and US General Counsel, Russell Trust Company, Russell Institutional Funds Management LLC.

Disclosure of Information about Fund Trustees and Officers

SSgA
S&P 500 Index Fund

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson

Shawn C.D. Johnson

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley, Chairman

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James E. Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Gregory J. Lyons, Secretary and Chief Legal Officer

Rick Chase, Assistant Treasurer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Sandra G. Richardson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company
909 A Street
Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Fund Management and Service Providers

This page has been intentionally left blank.

State Street Equity 500 Index Portfolio

Portfolio of Investments

February 28, 2009 (Unaudited)

		Market
		Value
	Shares	(000)

COMMON STOCKS — 97.3%
Consumer Discretionary — 8.4%
Abercrombie & Fitch Co. Class A	15,846	$348
Amazon.Com, Inc. (a)	61,592	3,991
Apollo Group, Inc. Class A (a)	20,329	1,474
AutoNation, Inc. (a)	23,063	230
AutoZone, Inc. (a)	7,664	1,090
Bed Bath & Beyond, Inc. (a)	49,845	1,062
Best Buy Co., Inc.	66,019	1,903
Big Lots, Inc. (a)	16,227	252
Black & Decker Corp.	11,937	283
Carnival Corp.	84,650	1,656
CBS Corp. Class B	130,703	558
Centex Corp.	24,082	150
Coach, Inc. (a)	63,228	884
Comcast Corp. Class A	551,448	7,202
D.R. Horton, Inc.	52,876	447
Darden Restaurants, Inc.	25,688	697
DIRECTV Group, Inc. (a)	104,377	2,081
Eastman Kodak Co.	54,482	174
eBay, Inc. (a)	206,503	2,245
Expedia, Inc. (a)	39,215	312
Family Dollar Stores, Inc.	26,858	737
Ford Motor Co. (a)	462,398	925
Fortune Brands, Inc.	27,745	659
GameStop Corp. (a)	32,400	872
Gannett Co., Inc.	42,074	136
Gap, Inc.	87,698	946
General Motors Corp.	122,645	276
Genuine Parts Co.	30,509	858
Goodyear Tire & Rubber Co. (a)	45,257	201
H&R Block, Inc.	66,715	1,274
Harley-Davidson, Inc.	43,201	436
Harman International Industries, Inc.	10,521	112
Hasbro, Inc.	24,425	559
Home Depot, Inc.	328,412	6,860
Host Hotels & Resorts, Inc.	100,665	372
International Game Technology	55,119	486
Interpublic Group of Cos., Inc. (a)	83,694	319
JC Penney Co., Inc.	40,310	618
Johnson Controls, Inc.	117,386	1,336
Jones Apparel Group, Inc.	13,434	36
KB HOME	14,794	132
Kohl’s Corp. (a)	58,433	2,053
Leggett & Platt, Inc.	27,898	319
Lennar Corp. Class A	27,931	187
Limited Brands	48,767	375
Lowe’s Cos., Inc.	284,862	4,512
Macy’s, Inc.	76,523	602
Marriot International, Inc. Class A	57,321	812
Mattel, Inc.	66,976	793
McDonald’s Corp.	215,225	11,245
McGraw-Hill, Inc.	60,266	1,189
Meredith Corp.	7,889	101
New York Times Co. Class A	22,922	95
Newell Rubbermaid, Inc.	51,593	291
News Corp. Class A	442,209	2,459
NIKE, Inc. Class B	75,052	3,117
Nordstrom, Inc.	32,733	441
Office Depot, Inc. (a)	51,256	54
Omnicom Group, Inc.	59,741	1,436
Polo Ralph Lauren Corp.	10,615	366
Pulte Homes, Inc.	41,426	380
Radioshack Corp.	26,203	192
Scripps Networks Interactive, Inc. Class A	16,835	335
Sears Holdings Corp. (a)	10,274	378
Sherwin-Williams Co.	18,396	845
Snap-On, Inc.	11,612	274
Stanley Works	14,583	390
Staples, Inc.	137,733	2,197
Starbucks Corp. (a)	145,061	1,327
Starwood Hotels & Resorts Worldwide, Inc.	33,647	390
Target Corp.	144,816	4,100
Tiffany & Co.	22,280	424
Time Warner, Inc.	695,973	5,310
TJX Cos., Inc.	81,606	1,817
V.F. Corp.	16,793	872
Viacom, Inc. Class B (a)	120,622	1,856
Walt Disney Co.	354,245	5,941
Washington Post Co. Class B	1,060	382
Whirlpool Corp.	13,761	306
Wyndham Worldwide Corp.	34,299	127
Wynn Resorts, Ltd. (a)	12,200	256
Yum! Brands, Inc.	86,692	2,278
		106,013
Consumer Staples — 13.1%
Altria Group, Inc.	399,299	6,165
Archer-Daniels-Midland Co.	120,924	3,224
Avon Products, Inc.	80,660	1,419
Brown-Forman Corp. Class B	18,655	802
Campbell Soup Co.	39,265	1,051
Clorox Co.	27,343	1,329
Coca-Cola Co.	383,811	15,679
Coca-Cola Enterprises, Inc.	62,501	718
Colgate-Palmolive Co.	97,901	5,892
ConAgra Foods, Inc.	84,075	1,268
Constellation Brands, Inc. Class A (a)	37,426	488
Costco Wholesale Corp.	82,789	3,505
CVS Corp.	275,132	7,082
Dean Foods Co. (a)	29,658	606
Dr Pepper Snapple Group, Inc. (a)	51,300	721
Estee Lauder Cos, Inc. Class A	23,252	527
General Mills, Inc.	64,632	3,392
H.J. Heinz Co.	60,269	1,969
Kellogg Co.	48,335	1,881
Kimberly-Clark Corp.	80,500	3,792
Kraft Foods, Inc.	284,509	6,481
Kroger Co.	124,876	2,581
Lorillard, Inc.	32,461	1,897

		Market
		Value
	Shares	(000)

Consumer Staples — (continued)
McCormick & Co., Inc.	24,853	$779
Molson Coors Brewing Co., Class B	28,562	1,006
Pepsi Bottling Group, Inc.	26,753	495
PepsiCo, Inc.	299,656	14,425
Philip Morris International, Inc.	390,499	13,070
Procter & Gamble Co.	575,319	27,713
Reynolds American, Inc.	33,487	1,124
Safeway, Inc.	84,364	1,561
Sara Lee Corp.	140,534	1,084
SuperValu, Inc.	41,948	655
Sysco Corp.	114,809	2,468
The Hershey Company	31,782	1,071
The J.M. Smucker Co.	22,760	845
Tyson Foods, Inc., Class A	57,835	488
Wal-Mart Stores, Inc.	431,102	21,227
Walgreen Co.	192,318	4,589
Whole Foods Market, Inc.	25,433	309
		165,378
Energy — 13.0%
Anadarko Petroleum Corp.	88,126	3,080
Apache Corp.	65,125	3,848
Baker Hughes, Inc.	60,378	1,770
BJ Services Co.	52,248	505
Cabot Oil & Gas Corp.	20,300	414
Cameron International Corp. (a)	41,400	798
Chesapeake Energy Corp.	103,982	1,626
Chevron Corp. (e)	391,546	23,771
ConocoPhillips	285,930	10,679
Devon Energy Corp.	85,951	3,753
Diamond Offshore Drilling, Inc.	13,200	827
El Paso Corp.	132,492	894
ENSCO International, Inc.	26,077	641
EOG Resources, Inc.	47,717	2,388
ExxonMobil Corp. (e)	979,272	66,493
Halliburton Co.	170,334	2,778
Hess Corp.	54,201	2,964
Marathon Oil Corp.	136,377	3,174
Murphy Oil Corp.	37,541	1,570
Nabors Industries, Ltd. (a)	51,604	501
National Oilwell Varco, Inc. (a)	81,257	2,172
Noble Corp.	50,818	1,250
Noble Energy, Inc.	33,310	1,517
Occidental Petroleum Corp.	155,144	8,047
Pioneer Natural Resources Co.	21,600	315
Range Resources Corp.	29,400	1,046
Rowan Cos., Inc.	19,520	236
Schlumberger, Ltd.	229,175	8,722
Smith International, Inc.	42,934	922
Sunoco, Inc.	21,584	722
Tesoro Corp.	26,365	389
Valero Energy Corp.	99,109	1,921
Williams Cos., Inc.	109,968	1,243
XTO Energy, Inc.	112,452	3,560
		164,536
Financials — 9.8%
AFLAC, Inc.	88,890	1,490
Allstate Corp.	102,006	1,717
American Capital Ltd.	39,402	53
American Express Co.	226,464	2,731
American International Group, Inc.	483,466	203
Ameriprise Financial, Inc.	39,907	636
AON Corp.	52,147	1,994
Apartment Investment & Management Co. Class A	29,552	154
Assurant, Inc.	21,431	437
AvalonBay Communities, Inc.	15,398	653
Bank of America Corp.	1,224,671	4,838
Bank of New York Mellon Corp.	222,685	4,937
BB&T Corp.	109,070	1,759
Boston Properties, Inc.	22,967	852
Capital One Financial Corp.	74,963	903
CB Richard Ellis Group, Inc. Class A (a)	47,275	137
Charles Schwab Corp.	182,193	2,316
Chubb Corp.	66,775	2,607
Cincinnati Financial Corp.	31,214	641
CIT Group, Inc.	75,542	185
Citigroup, Inc.	1,065,402	1,598
CME Group, Inc.	12,891	2,351
Comerica, Inc.	27,144	407
Developers Diversified Realty Corp.	22,824	67
Discover Financial Services	95,905	550
E*Trade Financial Corp. (a)	81,315	65
Equity Residential	51,457	906
Federated Investors, Inc. Class B	15,270	288
Fidelity National Information Services, Inc.	36,777	644
Fifth Third Bancorp	107,116	226
First Horizon National Corp.	40,272	369
Franklin Resources, Inc.	29,880	1,369
Genworth Financial, Inc. Class A	79,351	96
Goldman Sachs Group, Inc.	84,700	7,715
Hartford Financial Services Group, Inc.	58,297	356
HCP, Inc.	46,700	853
Health Care REIT, Inc.	21,400	659
Hudson City Bancorp, Inc.	103,492	1,073
Huntington Bancshares, Inc.	64,656	94
IntercontinentalExchange, Inc. (a)	13,980	794
Invesco Ltd.	75,800	866
J.P. Morgan Chase & Co.	720,215	16,457
Janus Capital Group, Inc.	26,407	117
KeyCorp	93,575	656
Kimco Realty Corp.	41,069	364
Legg Mason, Inc.	26,342	338
Leucadia National Corp. (a)	35,436	518
Lincoln National Corp.	46,692	401
Loews Corp.	69,031	1,370
M & T Bank Corp.	14,137	517
Marsh & McLennan Cos., Inc.	98,453	1,765

		Market
		Value
	Shares	(000)

Financials — (continued)
Marshall & Ilsley Corp.	45,493	$208
Mastercard, Inc. Class A	13,500	2,133
MBIA, Inc. (a)	31,984	88
MetLife, Inc.	154,596	2,854
Moody’s Corp.	38,966	699
Morgan Stanley	203,330	3,973
NASDAQ OMX Group, Inc. (a)	24,600	514
Northern Trust Corp.	43,006	2,389
NYSE Euronext	53,000	895
People’s United Financial Inc.	68,100	1,186
Plum Creek Timber Co., Inc.	33,011	866
PNC Financial Services Group, Inc.	81,517	2,229
Principal Financial Group, Inc.	50,491	403
Progressive Corp. (a)	127,401	1,474
ProLogis	48,091	279
Prudential Financial, Inc.	81,039	1,330
Public Storage, Inc.	23,887	1,325
Regions Financial Corp.	129,789	444
Simon Property Group, Inc.	42,400	1,403
SLM Corp. (a)	91,354	420
State Street Corp. (b)	81,725	2,065
SunTrust Banks, Inc.	66,618	801
T. Rowe Price Group, Inc.	51,275	1,166
Torchmark Corp.	15,621	322
Travelers Cos, Inc.	112,404	4,063
U.S. Bancorp	341,152	4,882
Unum Group	60,829	619
Vornado Realty Trust	26,034	852
Wells Fargo Co.	808,849	9,787
Western Union Co.	141,085	1,575
XL Capital, Ltd. Class A	54,468	180
Zions Bancorp	21,753	204
		124,720
Health Care — 15.1%
Abbott Laboratories	299,306	14,169
Aetna, Inc.	89,250	2,130
Allergan, Inc.	58,392	2,262
AmerisourceBergen Corp.	29,893	949
Amgen, Inc. (a)	203,236	9,944
Baxter International, Inc.	119,161	6,066
Becton, Dickinson & Co.	46,397	2,872
Biogen Idec, Inc. (a)	54,831	2,524
Boston Scientific Corp. (a)	281,334	1,975
Bristol-Myers Squibb Co.	379,238	6,982
C.R. Bard, Inc.	18,697	1,501
Cardinal Health, Inc.	69,857	2,267
Celgene Corp. (a)	89,018	3,982
Cephalon, Inc. (a)	13,400	879
CIGNA Corp.	53,596	845
Coventry Health Care, Inc. (a)	27,603	318
Covidien Ltd.	98,104	3,107
DaVita, Inc. (a)	20,300	952
Dentsply International Inc.	27,200	629
Eli Lilly & Co.	191,475	5,626
Express Scripts, Inc. (a)	47,599	2,394
Forest Laboratories, Inc. (a)	58,202	1,248
Genzyme Corp. (a)	52,692	3,211
Gilead Sciences, Inc. (a)	176,299	7,898
Hospira, Inc. (a)	31,703	735
Humana, Inc. (a)	32,007	758
IMS Health, Inc.	34,832	436
Intuitive Surgical, Inc. (a)	7,500	682
Johnson & Johnson	534,649	26,732
King Pharmaceuticals, Inc. (a)	48,592	357
Laboratory Corp. of America Holdings (a)	20,622	1,134
Life Technologies Corp. (a)	33,687	982
McKesson Corp.	52,955	2,172
Medco Health Solutions, Inc. (a)	96,768	3,927
Medtronic, Inc.	214,178	6,338
Merck & Co., Inc.	405,519	9,814
Millipore Corp. (a)	11,135	613
Mylan Laboratories Inc. (a)	60,109	747
Patterson Cos., Inc. (a)	18,294	331
Pfizer, Inc.	1,300,571	16,010
Quest Diagnostics, Inc.	29,800	1,366
Schering-Plough Corp.	315,255	5,482
St. Jude Medical, Inc. (a)	66,126	2,193
Stryker Corp.	46,089	1,552
Tenet Healthcare Corp. (a)	66,670	74
Thermo Fisher Scientific, Inc. (a)	80,424	2,916
UnitedHealth Group, Inc.	231,196	4,543
Varian Medical Systems, Inc. (a)	22,860	697
Watson Pharmaceuticals, Inc. (a)	20,646	584
Wellpoint, Inc. (a)	97,938	3,322
Wyeth	255,387	10,425
Zimmer Holdings, Inc. (a)	43,552	1,525
		191,177
Industrials — 9.6%
3M Co.	134,272	6,104
Avery Dennison Corp.	18,988	383
Boeing Co.	142,288	4,474
Burlington Northern Santa Fe Corp.	52,882	3,108
Caterpillar, Inc.	113,479	2,793
CH Robinson Worldwide, Inc.	31,961	1,323
Cintas Corp.	25,088	509
Cooper Industries, Ltd. Class A	32,034	676
CSX Corp.	75,538	1,864
Cummins, Inc.	37,258	775
Danaher Corp.	48,986	2,487
Deere & Co.	79,937	2,197
Domtar Corp. (a),(c)	11
Dover Corp.	37,095	925
Eaton Corp.	31,995	1,157
Emerson Electric Co.	149,148	3,990
Equifax, Inc.	23,683	509
Expeditors International Washington, Inc.	40,120	1,105
Fastenal Co.	25,500	768

		Market
		Value
	Shares	(000)

Industrials — (continued)
FedEx Corp.	59,500	$2,571
Flir Systems, Inc. (a)	26,100	533
Flowserve Corp.	10,300	520
Fluor Corp.	35,360	1,176
General Dynamics Corp.	74,661	3,272
General Electric Co. (e)	2,025,733	17,239
Goodrich Co.	24,445	810
Honeywell International, Inc.	139,081	3,732
Illinois Tool Works, Inc.	75,071	2,087
Ingersoll-Rand Co. Class A	63,557	901
Iron Mountain, Inc. (a)	33,700	626
ITT Industries, Inc.	35,192	1,314
Jacobs Engineering Group, Inc. (a)	23,400	790
L-3 Communications Holdings, Inc.	23,503	1,590
Lockheed Martin Corp.	64,652	4,080
Manitowoc Co., Inc.	24,000	98
Masco Corp.	67,523	348
Monster Worldwide, Inc. (a)	22,609	149
Norfolk Southern Corp.	71,255	2,260
Northrop Grumman Corp.	62,811	2,347
PACCAR, Inc.	71,274	1,787
Pall Corp.	22,209	528
Parker-Hannifin Corp.	32,003	1,068
Pitney Bowes, Inc.	40,027	772
Precision Castparts Corp.	26,907	1,491
R.R. Donnelley & Sons Co.	38,309	298
Raytheon Co.	79,082	3,161
Republic Services, Inc.	61,603	1,226
Robert Half International, Inc.	30,640	471
Rockwell Automation, Inc.	27,505	553
Rockwell Collins, Inc.	30,231	943
Ryder Systems, Inc.	9,821	224
Southwest Airlines Co.	147,786	870
Stericycle, Inc. (a)	17,200	825
Textron, Inc.	45,239	256
Total System Services, Inc.	37,775	475
Tyco Electronics Ltd.	86,204	817
Tyco International Ltd.	90,961	1,824
Union Pacific Corp.	98,568	3,698
United Parcel Service, Inc. Class B	190,646	7,851
United Technologies Corp.	182,178	7,438
W.W. Grainger, Inc.	12,169	805
Waste Management, Inc.	95,239	2,571
		121,542
Information Technology — 16.4%
Adobe Systems, Inc. (a)	104,257	1,741
Advanced Micro Devices, Inc. (a)	114,986	251
Affiliated Computer Services, Inc. Class A (a)	18,737	874
Agilent Technologies, Inc. (a)	68,068	944
Akamai Technologies, Inc. (a)	34,224	619
Altera Corp.	58,354	895
Amphenol Corp. Class A	34,300	872
Analog Devices, Inc.	54,669	1,019
Apple Computer, Inc. (a)	171,484	15,315
Applied Materials, Inc.	257,707	2,374
Autodesk, Inc. (a)	41,676	529
Automatic Data Processing, Inc.	99,017	3,382
BMC Software, Inc. (a)	35,621	1,056
Broadcom Corp. Class A (a)	83,259	1,370
CA, Inc.	73,599	1,248
CIENA Corp. (a)	14,529	78
Cisco Systems, Inc. (a)	1,129,419	16,456
Citrix Systems, Inc. (a)	33,467	689
Cognizant Technology Solutions Corp. Class A (a)	54,884	1,010
Computer Sciences Corp. (a)	28,244	981
Compuware Corp. (a)	51,350	304
Convergys Corp. (a)	20,035	129
Corning, Inc.	297,476	3,138
Dell, Inc. (a)	330,450	2,819
Dun & Bradstreet Corp.	9,900	732
Electronic Arts, Inc. (a)	62,700	1,023
EMC Corp. (a)	396,784	4,166
Fiserv, Inc. (a)	29,952	977
Google, Inc. Class A (a)	46,190	15,612
Harris Corp.	26,400	984
Hewlett-Packard Co.	472,716	13,723
Intel Corp.	1,073,656	13,678
International Business Machines Corp.	258,942	23,831
Intuit, Inc. (a)	61,963	1,412
Jabil Circuit, Inc.	39,951	165
Juniper Networks, Inc. (a)	100,793	1,432
KLA-Tencor Corp.	34,105	588
Lexmark International Group, Inc. Class A (a)	15,842	272
Linear Technology Corp.	44,263	965
LSI Corp. (a)	112,662	327
McAfee, Inc. (a)	28,700	802
MEMC Electronic Materials, Inc. (a)	40,878	614
Microchip Technology, Inc.	33,189	623
Micron Technology, Inc. (a)	142,362	458
Microsoft Corp. (e)	1,474,435	23,812
Molex, Inc.	24,805	282
Motorola, Inc.	436,765	1,537
National Semiconductor Corp.	39,396	429
NetApp, Inc. (a)	61,157	822
Novell, Inc. (a)	68,720	217
Novellus Systems, Inc. (a)	20,030	255
NVIDIA Corp. (a)	100,756	834
Oracle Corp. (a)	756,462	11,755
Paychex, Inc.	61,038	1,347
PerkinElmer, Inc.	21,118	272
QLogic Corp. (a)	24,322	224
QUALCOMM, Inc.	317,511	10,614
Salesforce.com, Inc. (a)	21,500	602
SanDisk Corp. (a)	40,167	358
Sun Microsystems, Inc. (a)	142,341	666
Symantec Corp. (a)	159,663	2,208

		Market
		Value
	Shares	(000)

Information Technology — (continued)
Tellabs, Inc. (a)	73,830	$281
Teradata Corp. (a)	33,520	518
Teradyne, Inc. (a)	27,649	114
Texas Instruments, Inc.	252,399	3,622
VeriSign, Inc. (a)	37,521	725
Waters Corp. (a)	18,665	657
Xerox Corp.	161,834	838
Xilinx, Inc.	53,002	937
Yahoo!, Inc. (a)	266,319	3,523
		207,926
Materials — 3.2%
Air Products & Chemicals, Inc.	40,009	1,850
AK Steel Holding Corp.	20,000	124
Alcoa, Inc.	152,249	948
Allegheny Technologies, Inc.	17,528	345
Ball Corp.	17,562	708
Bemis Co., Inc.	17,262	321
CF Industries Holdings, Inc.	11,550	743
Consol Energy, Inc.	36,073	983
Dow Chemical Co.	182,428	1,306
E.I. Du Pont de Nemours & Co.	175,912	3,300
Eastman Chemical Co.	14,204	292
Ecolab, Inc.	33,366	1,060
Freeport-McMoRan Copper & Gold, Inc. Class B	80,552	2,450
International Flavors & Fragrances, Inc.	14,331	377
International Paper Co.	82,811	471
Massey Energy Co.	14,300	165
MeadWestvaco Corp.	32,320	302
Monsanto Co.	104,955	8,005
Newmont Mining Corp.	92,606	3,855
Nucor Corp.	60,254	2,028
Owens-Illinois, Inc. (a)	31,400	484
Pactiv Corp. (a)	23,915	379
Peabody Energy Corp.	50,924	1,205
PPG Industries, Inc.	31,871	990
Praxair, Inc.	59,011	3,349
Rohm & Haas Co.	24,406	1,271
Sealed Air Corp.	28,492	318
Sigma-Aldrich Corp.	23,934	854
Titanium Metals Corp.	16,600	97
United States Steel Corp.	20,978	413
Vulcan Materials Co.	20,861	864
Weyerhaeuser Co.	42,137	1,018
		40,875
Telecommunication Services — 4.0%
American Tower Corp. Class A (a)	74,100	2,158
AT&T, Inc.	1,135,650	26,994
CenturyTel, Inc.	19,441	512
Embarq Corp.	27,397	958
Fairpoint Communications, Inc. (c)	8	—
Frontier Communications Corp.	60,384	435
JDS Uniphase Corp. (a)	42,723	118
Qwest Communications International, Inc.	283,890	962
Sprint Nextel Corp. (a)	555,165	1,827
Verizon Communications, Inc.	548,066	15,636
Windstream Corp.	79,613	594
		50,194
Utilities — 4.7%
AES Corp. (a)	128,395	809
Allegheny Energy, Inc.	33,059	782
Ameren Corp.	41,060	976
American Electric Power Co., Inc.	75,552	2,119
CenterPoint Energy, Inc.	65,611	677
CMS Energy Corp.	45,756	506
Consolidated Edison, Inc.	52,552	1,903
Constellation Energy Group, Inc.	38,914	769
Dominion Resources, Inc.	113,262	3,418
DTE Energy Co.	30,484	816
Duke Energy Corp.	242,320	3,264
Dynegy, Inc. (a)	82,690	107
Edison International	62,119	1,691
Entergy Corp.	36,198	2,439
EQT Corp.	24,300	747
Exelon Corp.	127,521	6,022
FirstEnergy Corp.	58,307	2,482
FPL Group, Inc.	79,521	3,605
Integrys Energy Group, Inc.	14,716	354
Nicor, Inc.	9,400	295
NiSource, Inc.	49,982	437
Pepco Holdings, Inc.	41,700	626
PG&E Corp.	70,126	2,680
Pinnacle West Capital Corp.	20,160	529
PPL Corp.	71,975	2,007
Progress Energy, Inc.	53,381	1,891
Public Service Enterprise Group, Inc.	96,324	2,629
Questar Corp.	32,968	950
SCANA Corp.	22,200	669
Sempra Energy	47,886	1,991
Southern Co.	150,443	4,560
Southwestern Energy Co. (a)	66,900	1,925
Spectra Energy Corp.	118,398	1,539
TECO Energy, Inc.	42,151	404
Wisconsin Energy Corp.	22,800	908
Xcel Energy, Inc.	88,551	1,571
		59,097

TOTAL COMMON STOCKS (Cost $1,460,001,313)		1,231,458

	Par	Market
	Amount	Value
	(000)	(000)

U.S. GOVERNMENT SECURITIES — 0.4%
United States Treasury
Bill(d),(e) 0.2% due 06/11/09	$195	$195
United States Treasury
Bill(d),(e) 0.2% due 06/11/09	4,620	4,618

TOTAL U.S. GOVERNMENT SECURITIES (Cost $4,812,419)		4,813

	Shares
	(000)

MONEY MARKET FUND — 2.7%
AIM Short Term Investment Prime Portfolio	34,093	34,093
Federated Money Market Obligations Trust	573	573

Total MONEY MARKET FUND (Cost $34,666,420)		34,666

Total Investments† — 100.4% (identified cost $1,499,480,152(f))		1,270,937

Liabilities in Excess of Assets — (0.4)%		(5,094)

Net Assets — 100.0%		$1,265,843

(a) Non-income producing security.

(b) Affiliated issuer. See table that follows for more information.

(c) Amount is less than $1,000.

(d) Rate represents annualized yield at date of purchase.

(e) All or part of this security has been designated as collateral for futures contracts.

(f) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2009 was $226,169,794 and $454,712,468, respectively, resulting in net unrealized depreciation of investments of $228,542,674.

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

	Number	Unrealized
	of	Depreciation
	Contracts	(000)
Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long) Expiration Date 03/2009	924	$(6,709)
Total unrealized depreciation on open futures contracts purchased		$(6,709)

(†) Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund’s investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

•                                          Level 1 – quoted prices in active markets for identical securities

•                                          Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s assets carried at fair value:

	Investments	Other
Valuation	in	Financial
Inputs	Securities	Instruments*
Level 1 – Quoted Prices	$1,266,125,059	$(6,709,025)
Level 2 – Other Significant Observable Inputs	4,812,419	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$1,270,937,478	$(6,709,025)

*Other financial instruments include futures contracts.

In March 2008, the Financial Accounting Standards board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

Affiliate Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at February 28, 2009 is listed in the Portfolio of Investments.

						Income Earned	Realized
			Shares sold		Value	for the 2	Gain/Loss
		Shares purchased	for the 2		at	months ended	on shares
Security	Number of shares	for the 2 months	months ended	Number of shares	2/28/09	2/28/09	sold
Description	held at 12/31/08	ended 2/28/09	2/28/09	held at 2/28/09	(000)	(000)	(000)
State Street Corp.	81,725	—	—	81,725	$2,065	$20	—

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities

February 28, 2009 (Unaudited)

(Amounts in thousands)

Assets
Investments in unaffiliated issuers at market (identified cost $1,495,906)	$1,268,872
Investments in non-controlled affiliates at market (identified cost $3,574)	2,065
1,270,937
Receivables:
Investment securities sold	1,233
Dividends and interest	5,108
Total assets	1,277,278

Liabilities
Payables:
Investment securities purchased	10,563
Daily variation margin on futures contracts	822
Management fees	50
Total liabilities	11,435
Net Assets	$1,265,843

State Street Equity 500 Index Portfolio

Portfolio of Investments

December 31, 2008

		Market
		Value
	Shares	(000)
COMMON STOCKS — 97.3%
Consumer Discretionary — 8.4%
Abercrombie & Fitch Co. Class A	15,846	$366
Amazon. Com, Inc. (a)	59,892	3,071
Apollo Group, Inc. Class A (a)	20,329	1,558
AutoNation, Inc. (a)	23,063	228
AutoZone, Inc. (a)	7,864	1,097
Bed Bath & Beyond, Inc. (a)	49,845	1,267
Best Buy Co., Inc.	62,919	1,769
Big Lots, Inc. (a)	16,227	235
Black & Decker Corp.	11,937	499
Carnival Corp.	80,550	1,959
CBS Corp. Class B	130,703	1,070
Centex Corp.	24,082	256
Coach, Inc. (a)	63,228	1,313
Comcast Corp. Class A	547,948	9,249
D.R. Horton, Inc.	52,876	374
Darden Restaurants, Inc.	25,688	724
DIRECTV Group, Inc. (a)	104,377	2,391
Eastman Kodak Co.	54,482	358
eBay, Inc. (a)	206,503	2,883
Expedia, Inc. (a)	39,215	323
Family Dollar Stores, Inc.	26,858	700
Ford Motor Co. (a)	462,398	1,059
Fortune Brands, Inc.	27,745	1,145
GameStop Corp. (a)	29,000	628
Gannett Co., Inc.	42,074	337
Gap, Inc.	87,698	1,174
General Motors Corp.	122,645	392
Genuine Parts Co.	30,509	1,155
Goodyear Tire & Rubber Co. (a)	45,257	270
H&R Block, Inc.	62,615	1,423
Harley-Davidson, Inc.	43,201	733
Harman International Industries, Inc.	10,521	176
Hasbro, Inc.	24,425	712
Home Depot, Inc.	318,512	7,332
Host Hotels & Resorts, Inc.	100,665	762
International Game Technology	55,119	655
Interpublic Group of Cos., Inc. (a)	83,694	331
JC Penney Co., Inc.	40,310	794
Johnson Controls, Inc.	110,886	2,014
Jones Apparel Group, Inc.	13,434	79
KB HOME	14,794	202
Kohl’s Corp. (a)	56,033	2,028
Leggett & Platt, Inc.	27,898	424
Lennar Corp. Class A	27,931	242
Limited Brands	48,767	490
Lowe’s Cos., Inc.	274,062	5,898
Macy’s, Inc.	76,523	792
Marriot International, Inc. Class A	57,321	1,115
Mattel, Inc.	66,976	1,072
McDonald’s Corp.	210,525	13,093
McGraw-Hill, Inc.	60,266	1,398
Meredith Corp.	7,889	135
New York Times Co. Class A	22,922	168
Newell Rubbermaid, Inc.	51,593	505
News Corp. Class A	431,009	3,918
NIKE, Inc. Class B	73,252	3,736
Nordstrom, Inc.	27,033	360
Office Depot, Inc. (a)	51,256	153
Omnicom Group, Inc.	59,741	1,608
Polo Ralph Lauren Corp.	10,615	482
Pulte Homes, Inc.	41,426	453
Radioshack Corp.	26,203	313
Scripps Networks Interactive, Inc. Class A	16,835	370
Sears Holdings Corp. (a)	10,274	399
Sherwin-Williams Co.	18,396	1,099
Snap-On, Inc.	11,612	457
Stanley Works	14,583	497
Staples, Inc.	132,933	2,382
Starbucks Corp. (a)	136,061	1,287
Starwood Hotels & Resorts Worldwide, Inc.	33,647	602
Target Corp.	141,816	4,897
Tiffany & Co.	22,280	526
Time Warner, Inc.	672,173	6,762
TJX Cos., Inc.	77,406	1,592
V.F. Corp.	16,793	920
Viacom, Inc. Class B (a)	115,622	2,204
Walt Disney Co.	349,345	7,927
Washington Post Co. Class B	1,060	414
Whirlpool Corp.	13,761	569
Wyndham Worldwide Corp.	34,299	225
Wynn Resorts, Ltd. (a)	12,200	516
Yum! Brands, Inc.	87,192	2,747
		127,838
Consumer Staples — 12.5%
Altria Group, Inc.	385,299	5,803
Archer-Daniels-Midland Co.	121,724	3,509
Avon Products, Inc.	80,660	1,938
Brown-Forman Corp. Class B	18,655	961
Campbell Soup Co.	39,265	1,178
Clorox Co.	25,643	1,425
Coca-Cola Co.	375,311	16,990
Coca-Cola Enterprises, Inc.	62,501	752
Colgate-Palmolive Co.	95,001	6,512
ConAgra Foods, Inc.	84,075	1,387
Constellation Brands, Inc. Class A (a)	37,426	590
Costco Wholesale Corp.	81,089	4,257
CVS Corp.	269,032	7,732
Dean Foods Co. (a)	29,658	533
Dr Pepper Snapple Group, Inc. (a)	45,800	744
Estee Lauder Cos, Inc. Class A	20,552	636
General Mills, Inc.	62,932	3,823
H.J. Heinz Co.	57,769	2,172
Kellogg Co.	45,935	2,014
Kimberly-Clark Corp.	77,200	4,072
Kraft Foods, Inc.	277,909	7,462
Kroger Co.	121,476	3,208
Lorillard, Inc.	32,461	1,829

See Notes to Financial Statements

		Market
		Value
	Shares	(000)
Consumer Staples — (continued)
McCormick & Co., Inc.	24,853	$792
Molson Coors Brewing Co., Class B	28,562	1,397
Pepsi Bottling Group, Inc.	26,753	602
PepsiCo, Inc.	292,856	16,040
Philip Morris International, Inc.	381,699	16,608
Procter & Gamble Co.	562,619	34,781
Reynolds American, Inc.	31,387	1,265
Safeway, Inc.	80,364	1,910
Sara Lee Corp.	130,834	1,281
SuperValu, Inc.	37,648	550
Sysco Corp.	111,909	2,567
The Hershey Company	31,782	1,104
The J.M. Smucker Co.	22,760	987
Tyson Foods, Inc., Class A	57,835	507
UST Corp.	27,837	1,931
Wal-Mart Stores, Inc.	421,502	23,630
Walgreen Co.	184,018	4,540
Whole Foods Market, Inc.	25,433	240
		190,259
Energy — 12.6%
Anadarko Petroleum Corp.	88,126	3,397
Apache Corp.	62,325	4,645
Baker Hughes, Inc.	57,578	1,847
BJ Services Co.	52,248	610
Cabot Oil & Gas Corp.	20,300	528
Cameron International Corp. (a)	41,400	849
Chesapeake Energy Corp.	97,582	1,578
Chevron Corp. (e)	383,846	28,393
ConocoPhillips	281,330	14,573
Devon Energy Corp.	82,951	5,451
El Paso Corp.	132,492	1,037
ENSCO International, Inc.	26,077	740
EOG Resources, Inc.	46,717	3,110
Equitable Resources, Inc.	24,300	815
ExxonMobil Corp. (e)	957,872	76,467
Halliburton Co.	170,334	3,097
Hess Corp.	52,501	2,816
Marathon Oil Corp.	133,077	3,641
Murphy Oil Corp.	35,641	1,581
Nabors Industries, Ltd. (a)	51,604	618
National Oilwell Varco, Inc. (a)	78,157	1,910
Noble Corp.	50,818	1,123
Noble Energy, Inc.	31,510	1,551
Occidental Petroleum Corp.	152,144	9,127
Pioneer Natural Resources Co.	21,600	349
Range Resources Corp.	29,400	1,011
Rowan Cos., Inc.	19,520	310
Schlumberger, Ltd.	224,675	9,511
Smith International, Inc.	39,634	907
Sunoco, Inc.	21,584	938
Tesoro Corp.	26,365	347
Valero Energy Corp.	99,109	2,145
Weatherford International Ltd. (a)	127,010	1,374
Williams Cos., Inc.	109,968	1,592
XTO Energy, Inc.	109,552	3,864
		191,852
Financials — 13.1%
AFLAC, Inc.	88,890	4,075
Allstate Corp.	102,006	3,342
American Capital Ltd.	39,402	128
American Express Co.	216,164	4,010
American International Group, Inc.	483,466	759
Ameriprise Financial, Inc.	39,907	932
AON Corp.	52,147	2,382
Apartment Investment & Management Co. Class A	24,281	280
Assurant, Inc.	21,431	643
AvalonBay Communities, Inc.	14,653	888
Bank of America Corp.	947,062	13,335
Bank of New York Mellon Corp.	214,285	6,071
BB&T Corp.	102,870	2,825
Boston Properties, Inc.	22,967	1,263
Capital One Financial Corp.	74,963	2,391
CB Richard Ellis Group, Inc. Class A (a)	47,275	204
Charles Schwab Corp.	175,393	2,836
Chubb Corp.	67,475	3,441
Cincinnati Financial Corp.	31,214	907
CIT Group, Inc.	54,842	249
Citigroup, Inc.	1,030,602	6,915
CME Group, Inc.	12,391	2,579
Comerica, Inc.	27,144	539
Developers Diversified Realty Corp.	22,824	111
Discover Financial Services	85,605	816
E*Trade Financial Corp. (a)	81,315	94
Equity Residential	51,457	1,534
Federated Investors, Inc. Class B	15,270	259
Fidelity National Information Services, Inc.	36,777	598
Fifth Third Bancorp	107,116	885
First Horizon National Corp.	40,272	426
Franklin Resources, Inc.	28,180	1,797
Genworth Financial, Inc. Class A	79,351	225
Goldman Sachs Group, Inc.	83,700	7,063
Hartford Financial Services Group, Inc.	58,297	957
HCP, Inc.	46,700	1,297
Hudson City Bancorp, Inc.	95,992	1,532
Huntington Bancshares, Inc.	64,656	495
IntercontinentalExchange, Inc. (a)	13,980	1,152
Invesco Ltd.	69,400	1,002
J.P. Morgan Chase & Co.	703,715	22,188
Janus Capital Group, Inc.	26,407	212
KeyCorp	93,575	797
Kimco Realty Corp.	41,069	751
Legg Mason, Inc.	26,342	577
Leucadia National Corp. (a)	31,136	616
Lincoln National Corp.	46,692	880
Loews Corp.	69,031	1,950

See Notes to Financial Statements

		Market
		Value
	Shares	(000)
Financials — (continued)
M & T Bank Corp.	14,137	$812
Marsh & McLennan Cos., Inc.	94,753	2,300
Marshall & Ilsley Corp.	45,493	621
Mastercard, Inc. Class A	13,600	1,944
MBIA, Inc. (a)	31,984	130
Merrill Lynch & Co., Inc.	304,490	3,544
MetLife, Inc.	150,396	5,243
Moody’s Corp.	35,466	712
Morgan Stanley	205,330	3,293
NASDAQ OMX Group, Inc. (a)	24,600	608
National City Corp.	384,354	696
Northern Trust Corp.	41,706	2,175
NYSE Euronext	48,800	1,336
People’s United Financial Inc.	63,600	1,134
Plum Creek Timber Co., Inc.	33,011	1,147
PNC Financial Services Group, Inc.	64,051	3,138
Principal Financial Group, Inc.	46,591	1,052
Progressive Corp.	127,401	1,887
ProLogis	48,091	668
Prudential Financial, Inc.	81,039	2,452
Public Storage, Inc.	23,887	1,899
Regions Financial Corp.	129,789	1,033
Simon Property Group, Inc.	42,400	2,253
SLM Corp. (a)	83,254	741
Sovereign Bancorp, Inc. (a)	105,974	316
State Street Corp. (b)	81,725	3,214
SunTrust Banks, Inc.	66,618	1,968
T. Rowe Price Group, Inc.	48,075	1,704
Torchmark Corp.	15,621	698
Travelers Cos, Inc.	110,204	4,981
U.S. Bancorp	331,752	8,297
Unum Group	66,529	1,237
Vornado Realty Trust	26,034	1,571
Wachovia Corp.	399,078	2,211
Wells Fargo Co.	714,593	21,066
Western Union Co.	134,085	1,923
XL Capital, Ltd. Class A	54,468	202
Zions Bancorp	21,753	533
		199,947
Health Care — 14.3%
Abbott Laboratories	292,706	15,622
Aetna, Inc.	89,650	2,555
Allergan, Inc.	58,392	2,354
AmerisourceBergen Corp.	29,893	1,066
Amgen, Inc. (a)	200,036	11,552
Baxter International, Inc.	117,361	6,289
Becton, Dickinson & Co.	45,197	3,091
Biogen Idec, Inc. (a)	55,031	2,621
Boston Scientific Corp. (a)	283,034	2,191
Bristol-Myers Squibb Co.	369,638	8,594
C. R. Bard, Inc.	18,697	1,575
Cardinal Health, Inc.	67,557	2,329
Celgene Corp. (a)	85,618	4,733
Cephalon, Inc. (a)	12,400	955
CIGNA Corp.	53,596	903
Coventry Health Care, Inc. (a)	27,603	411
Covidien Ltd.	95,704	3,468
DaVita, Inc. (a)	20,300	1,006
Dentsply International Inc.	27,200	768
Eli Lilly & Co.	187,675	7,558
Express Scripts, Inc. (a)	46,299	2,546
Forest Laboratories, Inc. (a)	58,202	1,482
Genzyme Corp. (a)	49,892	3,311
Gilead Sciences, Inc. (a)	173,899	8,893
Hospira, Inc. (a)	28,503	765
Humana, Inc. (a)	32,007	1,193
IMS Health, Inc.	34,832	528
Intuitive Surgical, Inc. (a)	7,500	953
Johnson & Johnson	522,149	31,240
King Pharmaceuticals, Inc. (a)	48,592	516
Laboratory Corp. of America Holdings (a)	20,622	1,328
Life Technologies Corp. (a)	31,287	729
McKesson Corp.	50,655	1,962
Medco Health Solutions, Inc. (a)	94,468	3,959
Medtronic, Inc.	210,278	6,607
Merck & Co., Inc.	401,219	12,197
Millipore Corp. (a)	9,535	491
Mylan Laboratories Inc. (a)	60,109	595
Patterson Cos., Inc. (a)	18,294	343
Pfizer, Inc.	1,271,271	22,514
Quest Diagnostics, Inc.	29,800	1,547
Schering-Plough Corp.	306,055	5,212
St. Jude Medical, Inc. (a)	63,126	2,081
Stryker Corp.	46,089	1,841
Tenet Healthcare Corp. (a)	66,670	77
Thermo Fisher Scientific, Inc. (a)	78,524	2,675
UnitedHealth Group, Inc.	226,996	6,038
Varian Medical Systems, Inc. (a)	22,860	801
Watson Pharmaceuticals, Inc. (a)	20,646	549
Wellpoint, Inc. (a)	95,838	4,038
Wyeth	248,887	9,336
Zimmer Holdings, Inc. (a)	41,652	1,684
		217,672
Industrials — 10.9%
3M Co.	130,572	7,513
Avery Dennison Corp.	18,988	621
Boeing Co.	138,988	5,931
Burlington Northern Santa Fe Corp.	52,982	4,011
Caterpillar, Inc.	114,479	5,114
CH Robinson Worldwide, Inc.	31,961	1,759
Cintas Corp.	25,088	583
Cooper Industries, Ltd. Class A	32,034	936
CSX Corp.	75,538	2,453
Cummins, Inc.	37,258	996
Danaher Corp.	47,386	2,683
Deere & Co.	80,637	3,090
Domtar Corp. (a),(c)	11	—
Dover Corp.	34,295	1,129

See Notes to Financial Statements

		Market
		Value
	Shares	(000)
Industrials — (continued)
Eaton Corp.	30,295	$1,506
Emerson Electric Co.	144,148	5,277
Equifax, Inc.	23,683	628
Expeditors International Washington, Inc.	40,120	1,335
Fastenal Co.	23,200	809
FedEx Corp.	58,100	3,727
Flir Systems, Inc. (a)	26,100	803
Flowserve Corp.	10,300	530
Fluor Corp.	33,460	1,501
General Dynamics Corp.	74,961	4,317
General Electric Co. (e)	1,979,233	32,064
Goodrich Co.	24,445	905
Honeywell International, Inc.	140,381	4,609
Illinois Tool Works, Inc.	75,071	2,631
Ingersoll-Rand Co. Class A	58,457	1,014
ITT Industries, Inc.	33,492	1,540
Jacobs Engineering Group, Inc. (a)	23,400	1,126
L-3 Communications Holdings, Inc.	22,303	1,646
Lockheed Martin Corp.	62,652	5,268
Manitowoc Co., Inc.	24,000	208
Masco Corp.	67,523	752
Monster Worldwide, Inc. (a)	22,609	273
Norfolk Southern Corp.	69,355	3,263
Northrop Grumman Corp.	62,811	2,829
PACCAR, Inc.	67,874	1,941
Pall Corp.	22,209	631
Parker-Hannifin Corp.	31,803	1,353
Pitney Bowes, Inc.	40,027	1,020
Precision Castparts Corp.	25,507	1,517
R. R. Donnelley & Sons Co.	38,309	520
Raytheon Co.	77,482	3,955
Republic Services, Inc.	61,603	1,527
Robert Half International, Inc.	30,640	638
Rockwell Automation, Inc.	27,505	887
Rockwell Collins, Inc.	30,231	1,182
Ryder Systems, Inc.	9,821	381
Southwest Airlines Co.	136,186	1,174
Stericycle, Inc. (a)	15,600	812
Textron, Inc.	45,239	627
Total System Services, Inc.	37,775	529
Tyco Electronics Ltd.	86,204	1,397
Tyco International Ltd.	87,961	1,900
Union Pacific Corp.	94,368	4,511
United Parcel Service, Inc. Class B	189,246	10,439
United Technologies Corp.	181,078	9,706
W. W. Grainger, Inc.	12,169	959
Waste Management, Inc.	92,139	3,053
		166,039
Information Technology — 14.4%
Adobe Systems, Inc. (a)	99,657	2,122
Advanced Micro Devices, Inc. (a)	114,986	248
Affiliated Computer Services, Inc. Class A (a)	18,737	861
Agilent Technologies, Inc. (a)	68,068	1,064
Akamai Technologies, Inc. (a)	29,424	444
Altera Corp.	58,354	975
Amphenol Corp. Class A	31,900	765
Analog Devices, Inc.	54,669	1,040
Apple Computer, Inc. (a)	167,684	14,312
Applied Materials, Inc.	248,807	2,520
Autodesk, Inc. (a)	41,676	819
Automatic Data Processing, Inc.	94,317	3,710
BMC Software, Inc. (a)	35,621	959
Broadcom Corp. Class A (a)	83,259	1,413
CA, Inc.	73,599	1,364
CIENA Corp. (a)	14,529	97
Cisco Systems, Inc. (a)	1,106,619	18,038
Citrix Systems, Inc. (a)	33,467	789
Cognizant Technology Solutions Corp. Class A (a)	54,884	991
Computer Sciences Corp. (a)	28,244	992
Compuware Corp. (a)	51,350	347
Convergys Corp. (a)	20,035	128
Corning, Inc.	297,476	2,835
Dell, Inc. (a)	322,450	3,302
Dun & Bradstreet Corp.	9,900	764
Electronic Arts, Inc. (a)	58,200	934
EMC Corp. (a)	388,384	4,066
Fiserv, Inc. (a)	29,952	1,089
Google, Inc. Class A (a)	45,190	13,903
Harris Corp.	24,100	917
Hewlett-Packard Co.	462,016	16,767
Intel Corp.	1,053,556	15,445
International Business Machines Corp.	253,242	21,313
Intuit, Inc. (a)	58,463	1,391
Jabil Circuit, Inc.	39,951	270
Juniper Networks, Inc. (a)	100,793	1,765
KLA-Tencor Corp.	34,105	743
Lexmark International Group, Inc. Class A (a)	15,842	426
Linear Technology Corp.	40,863	904
LSI Corp. (a)	112,662	371
McAfee, Inc. (a)	28,700	992
MEMC Electronic Materials, Inc. (a)	40,878	584
Microchip Technology, Inc.	33,189	648
Micron Technology, Inc. (a)	142,362	376
Microsoft Corp. (e)	1,441,835	28,029
Molex, Inc.	24,805	359
Motorola, Inc.	417,065	1,848
National Semiconductor Corp.	39,396	397
NetApp, Inc. (a)	61,157	854
Novell, Inc. (a)	68,720	267
Novellus Systems, Inc. (a)	20,030	247
NVIDIA Corp. (a)	100,756	813
Oracle Corp. (a)	733,462	13,004
Paychex, Inc.	61,038	1,604
PerkinElmer, Inc.	21,118	294
QLogic Corp. (a)	24,322	327

See Notes to Financial Statements

		Market
		Value
	Shares	(000)
Information Technology — (continued)
QUALCOMM, Inc.	312,711	$11,204
Salesforce. com, Inc. (a)	18,600	595
SanDisk Corp. (a)	40,167	386
Sun Microsystems, Inc. (a)	142,341	544
Symantec Corp. (a)	159,663	2,159
Tellabs, Inc. (a)	73,830	304
Teradata Corp. (a)	33,520	497
Teradyne, Inc. (a)	27,649	117
Texas Instruments, Inc.	247,399	3,840
VeriSign, Inc. (a)	37,521	716
Waters Corp. (a)	18,665	684
Xerox Corp.	161,834	1,290
Xilinx, Inc.	53,002	944
Yahoo!, Inc. (a)	260,319	3,176
		218,302
Materials — 3.1%
Air Products & Chemicals, Inc.	40,009	2,011
AK Steel Holding Corp.	20,000	186
Alcoa, Inc.	152,249	1,714
Allegheny Technologies, Inc.	17,528	447
Ball Corp.	17,562	730
Bemis Co., Inc.	17,262	409
CF Industries Holdings, Inc.	10,150	499
Consol Energy, Inc.	33,273	951
Dow Chemical Co.	173,228	2,614
E. I. Du Pont de Nemours & Co.	168,412	4,261
Eastman Chemical Co.	14,204	450
Ecolab, Inc.	33,566	1,180
Freeport-McMoRan Copper & Gold, Inc. Class B	70,752	1,729
International Flavors & Fragrances, Inc.	14,331	426
International Paper Co.	82,811	977
Massey Energy Co.	14,300	197
MeadWestvaco Corp.	32,320	362
Monsanto Co.	103,355	7,271
Newmont Mining Corp.	86,206	3,509
Nucor Corp.	58,554	2,705
Owens-Illinois, Inc. (a)	31,400	858
Pactiv Corp. (a)	23,915	595
Peabody Energy Corp.	50,924	1,159
PPG Industries, Inc.	29,871	1,267
Praxair, Inc.	59,011	3,503
Rohm & Haas Co.	23,006	1,422
Sealed Air Corp.	28,492	426
Sigma-Aldrich Corp.	23,934	1,011
Titanium Metals Corp.	16,600	146
United States Steel Corp.	20,978	780
Vulcan Materials Co.	20,861	1,452
Weyerhaeuser Co.	38,837	1,189
		46,436
Telecommunication Services — 3.7%
American Tower Corp. Class A (a)	74,300	2,179
AT&T, Inc.	1,110,550	31,651
CenturyTel, Inc.	19,441	531
Embarq Corp.	27,397	985
Fairpoint Communications, Inc. (c)	8	—
Frontier Communications Corp.	60,384	528
JDS Uniphase Corp. (a)	42,723	156
Qwest Communications International, Inc.	283,890	1,033
Sprint Nextel Corp. (a)	517,465	947
Verizon Communications, Inc.	532,566	18,054
Windstream Corp.	79,613	732
		56,796
Utilities — 4.3%
AES Corp. (a)	128,395	1,058
Allegheny Energy, Inc.	30,759	1,042
Ameren Corp.	38,360	1,276
American Electric Power Co., Inc.	75,952	2,528
CenterPoint Energy, Inc.	65,611	828
CMS Energy Corp.	38,856	393
Consolidated Edison, Inc.	50,152	1,952
Constellation Energy Group, Inc.	34,414	863
Dominion Resources, Inc.	108,262	3,880
DTE Energy Co.	30,484	1,087
Duke Energy Corp.	236,920	3,556
Dynegy, Inc. (a)	82,690	165
Edison International	62,119	1,995
Entergy Corp.	36,198	3,009
Exelon Corp.	123,321	6,858
FirstEnergy Corp.	56,507	2,745
FPL Group, Inc.	76,721	3,861
Integrys Energy Group, Inc.	14,716	633
Nicor, Inc.	7,400	257
NiSource, Inc.	49,982	548
Pepco Holdings, Inc.	41,700	741
PG&E Corp.	67,626	2,618
Pinnacle West Capital Corp.	17,760	571
PPL Corp.	69,075	2,120
Progress Energy, Inc.	49,081	1,956
Public Service Enterprise Group, Inc.	96,324	2,810
Questar Corp.	32,968	1,078
SCANA Corp.	22,200	789
Sempra Energy	45,686	1,948
Southern Co.	144,743	5,355
Southwestern Energy Co. (a)	64,000	1,854
Spectra Energy Corp.	113,398	1,785
TECO Energy, Inc.	42,151	521
Wisconsin Energy Corp.	21,200	890
Xcel Energy, Inc.	83,951	1,557
		65,127

TOTAL COMMON STOCKS (Cost $1,445,363,525)		1,480,268

See Notes to Financial Statements

	Par	Market
	Amount	Value
	(000)	(000)

U.S. GOVERNMENT SECURITIES — 0.3%
United States Treasury
Bill(d)(e) 0.2% due 06/11/09	$195	$195
United States Treasury
Bill(d)(e) 0.2% due 06/11/09	4,620	4,616

TOTAL U.S. GOVERNMENT SECURITIES
(Cost $4,810,926)		4,811

	Shares
	(000)

MONEY MARKET FUNDS — 2.3%
AIM Short Term Investment Prime Portfolio	35,121	35,121
Federated Money Market Obligations Trust	571	571

TOTAL MONEY MARKET FUNDS (Cost $35,692,807)		35,692

Total Investments† — 99.9% (identified cost $1,485,867)		1,520,771

Other Assets in Excess of Liabilities — 0.1%		1,437

Net Assets — 100.0%		$1,522,208

(a) Non-income producing security.

(b) Affiliated issuer. See table that follows for more information.

(c) Amount is less than $1,000.

(d) Rate represents annualized yield at date of purchase.

(e) All or part of this security has been designated as collateral for futures contracts.

† See Note 2 of the Notes to Financial Statements.

	Number	Unrealized
	of	Appreciation
	Contracts	(000)
Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long) Expiration Date 03/2009	924	$951
Total unrealized depreciation on open futures contracts purchased		$951

See Notes to Financial Statements

Affiliate Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at December 31, 2008 is listed in the Portfolio of Investments.

		Shares
		purchased				Income earned	Realized
		for the 12				for the 12	loss
	Number of	months	Shares sold for	Number of	Value at	months ended	on shares
Security	shares held	ended	the 12 months	shares held at	12/31/08	12/31/08	sold
Description	at 12/31/07	12/31/08	ended 12/31/08	12/31/08	(000)	(000)	(000)
State Street Corp.	70,325	19,000	7,600	81,725	$3,214	$72	$(8)

See Notes to Financial Statements

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities

December 31, 2008

(Amounts in thousands)

Assets
Investments in unaffiliated issuers at market (identified cost $1,482,293)	$1,517,557
Investments in non-controlled affiliates at market (identified cost $3,574) (Note 4)	3,214
Total investments at market (identified cost $1,485,867)	1,520,771

Cash	8
Receivables:
Daily variation margin on futures contracts	545
Dividends and interest	3,390
Total assets	1,524,714

Liabilities
Payables:
Investment securities purchased	2,450
Management fees (Note 4)	56
Total liabilities	2,506
Net Assets	$1,522,208

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Statement of Operations

For the Year Ended December 31, 2008

(Amounts in thousands)

Investment Income
Dividend income - unaffiliated issuers		$45,238
Dividend income - non-controlled affiliated issuer		72
Interest		1,146
Total Investment Income		46,456

Expenses
Management fees (Note 4)	$893
Total Expenses		893
Net Investment Income		45,563

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments - unaffiliated issuers	1,264
Investments - non-controlled affiliated issuer	(8)
Futures contracts	(21,109)
		(19,853)
Net change in net unrealized appreciation (depreciation) on:
Investments	(898,078)
Futures contracts	276
		(897,802)
Net realized and unrealized loss		(917,655)
Net Decrease in Net Assets Resulting from Operations		$(872,092)

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Statements of Changes in Net Assets

(Amounts in thousands)

	For the Year	For the Year
	Ended	Ended
	December 31, 2008	December 31, 2007
Increase (Decrease) in Net Assets From:

Operations
Net Investment Income	$45,563	$53,117
Net realized gain (loss) on investments and futures contracts	(19,853)	169,211
Net change in net unrealized appreciation (depreciation)	(897,802)	(66,481)
Net increase (decrease) in net assets resulting from operations	(872,092)	155,847

Capital Transactions
Proceeds from contributions	288,497	328,812
Fair value of withdrawal	(316,574)	(765,322)
Withdrawals in-kind	—	(63,656)
Net decrease in net assets from capital transactions	(28,077)	(500,166)
Total Net Decrease in Net Assets	(900,169)	(344,319)

Net Assets
Beginning of Year	2,422,377	2,766,696
End of Year	$1,522,208	$2,422,377

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$1,522,208	$2,422,377	$2,766,696	$2,453,109	$2,767,467

Ratios to average net assets:
Operating expenses	0.045%	0.045%	0.045%	0.045%	0.045%
Net investment income	2.30%	1.96%	1.94%	1.84%	1.97%

Portfolio turnover rate*	14%	12%	10%	8%	9%

Total return (a)	(37.02)%	5.49%	15.75%	4.87%	10.86%

* The portfolio turnover rate excludes in-kind security transactions.

(a) Results represent past performance and are not indicative of future results.

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Notes to Financial Statements

December 31, 2008

1. Organization

State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the “Portfolio”). At December 31, 2008, only the Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio were in operation. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500® Index”). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500® Index. The S&P 500® Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 3 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

State Street Equity 500 Index Portfolio

Notes to Financial Statements (continued)

December 31, 2008

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2008, in valuing the Portfolio’s assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 – Quoted Prices	$1,515,960,091	$950,935
Level 2 – Other Significant Observable Inputs	4,810,926	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$1,520,771,017	$950,935

*Other financial instruments include futures contracts.

Securities transactions, investment income and expenses: Securities transactions are recorded on a trade date basis for financial statement purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner’s daily ownership percentage.

Federal income taxes: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of and during the year ended December 31, 2008, and determined it did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2008, tax years 2005 through 2008 remain subject to examination by the portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

Use of Estimates: The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

State Street Equity 500 Index Portfolio

Notes to Financial Statements (continued)

December 31, 2008

3. Securities Transactions

For the year ended December 31, 2008, purchases and sales of investment securities, excluding short-term investments, futures contracts, and contributions in-kind and fair value of withdrawals, aggregated to $307,643,773 and $281,597,781, respectively.

At December 31, 2008, the book cost of investments was $1,485,867,258 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $357,487,087 and $322,583,328, respectively, resulting in net appreciation of $34,903,759 for all securities as computed on a federal income tax basis.

4. Related Party Fees and Transactions

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM’s services as investment adviser and for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets.

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corporation, the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at December 31, 2008 is listed in the Portfolio of Investments.

5. Trustees’ Fees

Pursuant to certain agreements with State Street and its affiliates, each Independent Trustee receives for his or her services a $30,000 retainer in addition to $2,500 for each in-person meeting and $500 for each telephonic meeting from State Street or its affiliates.

6. Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

7. New Accounting Pronouncements

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and believes the impact of adopting FAS 161 will be limited to additional disclosures.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

We have audited the accompanying statement of assets and liabilities of the State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds) (the “Portfolio”), including the portfolio of investments, as of December 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Equity 500 Index Portfolio of State Street Master Funds at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 23, 2009

State Street Equity 500 Index Portfolio

General Information (Unaudited)

December 31, 2008

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at www. sec. gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the SEC’s website at www. sec. gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www. sec. gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Advisory Agreement Renewal

The Board of Trustees of the Trust met on November 20, 2008 (the “Meeting”) to consider the renewal of the investment advisory agreement for the Portfolio (the “Advisory Agreement”). In preparation for considering the Advisory Agreement, the Trustees had thoroughly reviewed the renewal materials provided by the investment adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the SSgA Funds Management, Inc. (the “Adviser”) under the Advisory Agreement, (ii) the investment performance of the Portfolio, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser’s responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolio, which is an index fund. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolio, and the responsibilities of the latter with respect to the Portfolio. They also considered the resources, operational structures and practices of the Adviser in managing the Portfolio’s investments, in monitoring and securing the Portfolio’s compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser’s overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.69 trillion in assets under management as of September 30, 2008, including over $157 billion managed by the Adviser. They reviewed information regarding State Street’s business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of index products are exceptional. As discussed more fully below, they also determined that the advisory fee for the Portfolio was fair and reasonable and that its performance and expense ratio were satisfactory. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolio was appropriate, had been of uniformly high quality, and could be expected to remain so.

49

The Trustees noted that, in view of the investment objective of the Portfolio, the investment performance was satisfactory. The Trustees noted that the performance of the Portfolio in absolute terms was not of the importance that normally attaches to that of actively-managed funds. Of more importance to the Trustees was the extent to which the Portfolio achieved its objective of replicating, before expenses, the total return of the S&P 500 Index. Drawing upon information provided at the Meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Portfolio had in fact tracked the index within an acceptable range of tracking error. They concluded that the performance the Portfolio was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service providers with respect to the Portfolio individually, and on an aggregate basis, for the year ended June 30, 2008. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable during the period for which information had been provided, the profitability was in no case such as to render the advisory fee excessive.

In order better to evaluate the Portfolio’s advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that the Portfolio’s advisory fee and total expense ratio were lower than the average for its peer group; after discussion, they concluded that the data available provided confirmation of the reasonableness of the Adviser’s fee. The Board determined that the Adviser’s fee was fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator, custodian and transfer agent. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolio’s brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser’s fee excessive.

The Board also considered the extent to which economies of scale may be realized by the Portfolio as assets grow and whether the Portfolio’s fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Portfolio by virtue of an advisory fee of a comparatively low level that subsumed economies of scale in the fee itself. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be necessary to consider additional measures.

On the basis of the foregoing discussions and determinations, without any one factor being dispositive, the Board decided to approve the continuance of the Advisory Agreement.

50

Trustees and Executive Officers (Unaudited).

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds, including their:

•                  business addresses and ages;

•                  principal occupations during the past five years; and

•                  other directorships of publicly traded companies or funds.

Name, Address, and Date of Birth (“DOB”)	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee

Independent Trustees

Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 DOB: 1944	Trustee and Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	22

Trustee, State Street Institutional Investment Trust; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Chairman and Trustee, Scottish Widows Investment Partnership Trust; and Director, Reaves Utility Income Fund

William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1937	Trustee	Term: Indefinite Elected: 7/99	Trustee of Old Mutual South Africa Master Trust (investments) (1995 - present); Chairman emeritus, Children’s Hospital (1984 - present); Director, Boston Plan For Excellence (non-profit) (1994 - present); President and Chief Operations Officer, John Hancock Mutual Life Insurance Company (1959 - 1999). Mr. Boyan retired in 1999.	22	Trustee, State Street Institutional Investment Trust; and Trustee, Old Mutual South Africa Master Trust

Rina K. Spence State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1948	Trustee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (1998 - present); Member of the Advisory Board, Ingenium Corp. (technology company) (2001 - present); Chief Executive Officer, IEmily.com (internet company) (2000 - 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 - 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 - 1998); Trustee, Eastern Enterprise (utilities) (1988 - 2000).	22	Trustee, State Street Institutional Investment Trust; Director, Berkshire Life Insurance Company of America; and Director, IEmily.com

Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1940	Trustee	Term: Indefinite Elected: 7/99	Executive Vice President of Chase Manhattan Bank (1987 - 1999). Mr. Williams retired in 1999.	22	Trustee, State Street Institutional Investment Trust

* The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

51

Name, Address, and Date of Birth (“DOB”)	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee

Interested Trustees(1)

James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: 1965	Trustee President	Term: Indefinite Elected Trustee: 2/07 Elected President: 4/05	President, SSgA Funds Management, Inc. (2005 – present); Principal, SSgA Funds Management, Inc. (2001 – 2005); Senior Managing Director, State Street Global Advisors (March 2006 – present); Principal, State Street Global Advisers (2000 – 2006).	22	Trustee, State Street Institutional Investment Trust; Trustee, SPDR® Series Trust; Trustee, SPDR® Index Shares Trust and Trustee, Select Sector SPDR® Trust

Officers:

Gary L. French State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: 1951	Treasurer	Term: Indefinite Elected: 5/05	Senior Vice President of State Street Bank and Trust Company (2002 – present).	—	—

Laura F. Healy State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: 1964	Assistant Treasurer	Term: Indefinite Elected: 11/08	Vice President of State Street Bank and Trust Company (prior to July 2, 2008, Investors Financial Corporation) since 2002.	—	—

Brian D. O’Sullivan State Street Bank and Trust Company 801 Pennsylvania Avenue Kansas City, MO 64105 DOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 11/08	Vice President of State Street Bank and Trust Company (2007-present) with which he has been affiliated with since 1997.	—	—

Peter T. Sattelmair State Street Bank and Trust Company 801 Pennsylvania Avenue Kansas City, MO 64105 DOB: 1977	Assistant Treasurer	Term: Indefinite Elected: 11/08	Director of Fund Administration of State Street Bank and Trust Company (2007 - present) with which he has been affiliated with since 1999.	—	—

* The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

(1)           Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

52

Name, Address, and Date of Birth (“DOB”)	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee

Officers: (continued)

Julie Piatelli SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 DOB: 1967	Chief Compliance Officer	Term: Indefinite Elected: 7/07	Principal and Senior Compliance and Risk Management Officer, SSgA Funds Management, Inc. (2004- present), Vice President State Street Global Advisors (2004-present).	—	—

Nancy L. Conlin State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: 1953	Secretary	Term: Indefinite Elected: 2/09	Vice President and Managing Counsel, State Street Bank and Trust Company (2007–present); General Counsel, Plymouth Rock Companies (2004- 2007).	—	—

Brian C. Poole State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 DOB: 1971	Assistant Secretary	Term: Indefinite Elected 9/08	Vice President and Counsel (2008 – present) and Associate Counsel (2004 – 2007), State Street Bank and Trust Company (formerly Investors Bank and Trust Company); Legal Product Manager, Fidelity Investments (2000 – 2004).	—	—

* The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

53

Trustees

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

James E. Ross

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Administrator

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, MA 02110

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Equity 500 Index Portfolio

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

54

ISAR-02/09 (51898)

EQUITY FUNDS

Disciplined Equity Fund

Small Cap Fund

Small Cap Fund – Class R

Tuckerman Active REIT Fund

IAM SHARES Fund

Enhanced Small Cap Fund

Directional Core Equity Fund

Core Edge Equity Fund

Semiannual Report

February 28, 2009

SSgA Funds
Equity Funds

Semiannual Report

February 28, 2009 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

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SSgA
Disciplined Equity Fund

Shareholder Expense Example — February 28, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for this Fund is from September 1, 2008 to February 28, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2008	$1,000.00	$1,000.00
Ending Account Value February 28, 2009	$569.60	$1,021.67
Expenses Paid During Period *	$2.45	$3.16

* Expenses are equal to the Fund's expense ratio of 0.63% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Disciplined Equity Fund
3

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SSgA
Disciplined Equity Fund

Schedule of Investments — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 100.9%
Consumer Discretionary - 8.7%
Advance Auto Parts, Inc.	192	7
Amazon.com, Inc. (Æ)(Ñ)	1,100	71
AutoZone, Inc. (Æ)(Ñ)	575	82
Best Buy Co., Inc. (Ñ)	10,785	311
Big Lots, Inc. (Æ)(Ñ)	6,435	100
Brink's Home Security Holdings, Inc. (Æ)	7,942	167
Cablevision Systems Corp. Class A (Ñ)	3,910	51
Coach, Inc. (Æ)	2,168	30
Comcast Corp. Class A	37,488	490
Darden Restaurants, Inc. (Ñ)	6,393	173
DIRECTV Group, Inc. (The) (Æ)(Ñ)	12,132	242
DISH Network Corp. Class A (Æ)	4,181	47
Expedia, Inc. (Æ)	1,138	9
Family Dollar Stores, Inc. (Ñ)	6,294	173
Federal Mogul Corp. (Æ)	100	1
Ford Motor Co. (Æ)(Ñ)	100	—	±
Gap, Inc. (The)	24,710	267
H&R Block, Inc.	9,889	189
Hasbro, Inc. (Ñ)	8,948	205
Home Depot, Inc.	19,753	413
HSN, Inc. (Æ)	1,029	4
Interpublic Group of Cos., Inc. (Æ)	7,400	28
Interval Leisure Group, Inc. (Æ)	892	4
JC Penney Co., Inc. (Ñ)	8,700	133
Johnson Controls, Inc.	442	5
KB Home (Ñ)	1,814	16
Limited Brands, Inc.	1,604	12
Lowe's Cos., Inc. (Ñ)	12,345	196
Macy's, Inc. (Ñ)	2,500	20
McDonald's Corp.	17,631	921
MDC Holdings, Inc. (Ñ)	2,700	68
News Corp. Class A	12,587	70
Nike, Inc. Class B	1,000	41
NVR, Inc. (Æ)(Ñ)	1,073	357
Polo Ralph Lauren Corp. Class A	44	1
RadioShack Corp.	29,433	216
Sherwin-Williams Co. (The) (Ñ)	300	14
Ticketmaster Entertainment, Inc. (Æ)	892	4
Time Warner Cable, Inc. Class A (Æ)(Ñ)	15,266	278
Time Warner, Inc.	88,176	673
TJX Cos., Inc.	18,760	418
Virgin Media, Inc. (Ñ)	31,922	153
Walt Disney Co. (The)	3,700	62
Warner Music Group Corp. (Æ)	700	1
Whirlpool Corp. (Ñ)	2,200	49
Yum! Brands, Inc.	11,116	292
		7,064

	Principal Amount ($) or Shares	Market Value $
Consumer Staples - 13.1%
Alberto-Culver Co. Class B	2,791	62
Altria Group, Inc.	51,200	790
Archer-Daniels-Midland Co. (Ñ)	16,800	448
Brown-Forman Corp. Series Class B (Ñ)	1,200	52
Campbell Soup Co.	4,800	128
Coca-Cola Co. (The)	21,556	881
Coca-Cola Enterprises, Inc.	27,187	312
Colgate-Palmolive Co.	12,000	722
Costco Wholesale Corp.	700	30
CVS Caremark Corp.	9,100	234
Del Monte Foods Co.	4,203	30
Dr Pepper Snapple Group, Inc. (Æ)	1,947	27
General Mills, Inc.	3,142	165
Herbalife, Ltd.	400	5
HJ Heinz Co.	12,322	403
Kimberly-Clark Corp.	4,282	202
Kraft Foods, Inc. Class A	8,500	194
Kroger Co. (The) (Ñ)	25,400	525
Pepsi Bottling Group, Inc.	12,690	235
PepsiCo, Inc.	11,600	558
Philip Morris International, Inc.	30,235	1,012
Procter & Gamble Co.	30,340	1,461
Safeway, Inc.	2,200	41
Sara Lee Corp.	18,881	146
SUPERVALU, Inc.	4,600	72
SYSCO Corp.	3,134	67
Wal-Mart Stores, Inc.	35,741	1,760
		10,562
Energy - 14.1%
Anadarko Petroleum Corp. (Ñ)	3,705	129
Apache Corp.	6,967	412
Chevron Corp.	31,820	1,932
ConocoPhillips	26,890	1,004
Devon Energy Corp.	7,675	335
El Paso Corp.	4,300	29
ENSCO International, Inc.	6,471	159
Exxon Mobil Corp.	70,500	4,787
Halliburton Co.	18,600	303
Hess Corp.	4,055	222
Marathon Oil Corp.	6,169	144
Nabors Industries, Ltd. (Æ)(Ñ)	1,571	15
National Oilwell Varco, Inc. (Æ)	4,739	127
Occidental Petroleum Corp.	14,014	727
Pride International, Inc. (Æ)	400	7
Schlumberger, Ltd.	5,000	190
SEACOR Holdings, Inc. (Æ)(Ñ)	5,878	352
Sunoco, Inc. (Ñ)	7,714	258
Tidewater, Inc. (Ñ)	500	18

Disciplined Equity Fund
5

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Williams Cos., Inc.	11,400	129
XTO Energy, Inc.	3,726	118
		11,397
Financials - 10.0%
Aflac, Inc.	12,998	218
Allied Capital Corp. (Ñ)	9,200	10
Allied World Assurance Co. Holdings, Ltd.	200	8
Allstate Corp. (The)	3,600	61
American Express Co. (Ñ)	3,200	39
Ameriprise Financial, Inc.	8,900	142
Annaly Capital Management, Inc. (ö)	12,100	168
AON Corp.	8,232	315
Apartment Investment & Management Co. Class A (ö)(Ñ)	1,785	9
Arch Capital Group, Ltd. (Æ)	3,000	162
Assurant, Inc.	1,001	20
Bank of America Corp.	83,590	330
Bank of New York Mellon Corp. (The)	21,581	478
BB&T Corp. (Ñ)	3,772	61
Brandywine Realty Trust (ö)	9,999	47
CapitalSource, Inc. (Ñ)	9,546	18
Charles Schwab Corp. (The)	6,780	86
Chubb Corp.	8,637	337
Cincinnati Financial Corp.	934	19
Citigroup, Inc.	52,563	79
CME Group, Inc.	200	36
CNA Financial Corp.	199	2
Digital Realty Trust, Inc. (ö)(Ñ)	4,197	125
Discover Financial Services	1,833	11
Federated Investors, Inc. Class B (Ñ)	10,507	198
First Citizens BancShares, Inc. Class A	133	14
GLG Partners, Inc. (Ñ)	26,336	57
Goldman Sachs Group, Inc. (The)	3,424	312
Hartford Financial Services Group, Inc.	1,239	8
HCC Insurance Holdings, Inc.	8,506	187
HCP, Inc. (ö)	10,900	199
HRPT Properties Trust (ö)	26,800	87
Hudson City Bancorp, Inc.	19,900	206
JPMorgan Chase & Co.	43,867	1,002
Loews Corp.	12,656	251
Mack-Cali Realty Corp. (ö)(Ñ)	7,776	133
MetLife, Inc.	9,364	173
Morgan Stanley	13,500	264
NASDAQ OMX Group, Inc. (The) (Æ)	2,522	53
Northern Trust Corp.	5,862	326
NYSE Euronext	1,918	32
PartnerRe, Ltd. - ADR	719	45
PNC Financial Services Group, Inc.	2,266	62
Principal Financial Group, Inc. (Ñ)	8,924	71

	Principal Amount ($) or Shares	Market Value $
Prudential Financial, Inc.	2,885	47
Raymond James Financial, Inc. (Ñ)	6,000	84
SL Green Realty Corp. (ö)(Ñ)	1,500	17
SLM Corp. (Æ)(Ñ)	9,600	44
TD Ameritrade Holding Corp. (Æ)	9,200	109
Travelers Cos., Inc. (The)	7,223	261
Unum Group	16,039	163
US Bancorp	18,764	269
Vornado Realty Trust (ö)(Ñ)	1,416	46
Wells Fargo & Co. (Ñ)	46,611	564
		8,065
Health Care - 15.1%
Abbott Laboratories	19,400	918
Aetna, Inc.	3,612	86
Amgen, Inc. (Æ)	17,700	866
Baxter International, Inc.	10,531	536
Becton Dickinson and Co.	4,400	272
Biogen Idec, Inc. (Æ)	754	35
Boston Scientific Corp. (Æ)	38,249	269
Bristol-Myers Squibb Co.	26,202	482
Celgene Corp. (Æ)	7,890	353
Cigna Corp.	8,097	128
Coventry Health Care, Inc. (Æ)	3,100	36
Covidien, Ltd. Class W	11,658	369
Eli Lilly & Co.	17,877	525
Express Scripts, Inc. Class A (Æ)	7,123	358
Forest Laboratories, Inc. (Æ)	8,718	187
Gilead Sciences, Inc. (Æ)(Ñ)	6,200	278
Hill-Rom Holdings, Inc. (Ñ)	19,700	193
Humana, Inc. (Æ)	4,184	99
Johnson & Johnson	33,297	1,665
Kinetic Concepts, Inc. (Æ)(Ñ)	3,031	66
King Pharmaceuticals, Inc. (Æ)	15,500	114
Life Technologies Corp. (Æ)	4,685	137
Lincare Holdings, Inc. (Æ)(Ñ)	1,300	27
McKesson Corp.	6,300	258
Medtronic, Inc.	1,930	57
Merck & Co., Inc. (Ñ)	35,239	853
Pfizer, Inc.	110,355	1,358
Quest Diagnostics, Inc.	100	5
Schering-Plough Corp.	13,163	229
Tenet Healthcare Corp. (Æ)	24,356	27
UnitedHealth Group, Inc.	19,521	384
Varian Medical Systems, Inc. (Æ)(Ñ)	7,765	237
Vertex Pharmaceuticals, Inc. (Æ)(Ñ)	675	20
WellPoint, Inc. (Æ)	8,300	282
Wyeth	12,302	502
		12,211

Disciplined Equity Fund
6

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Industrials - 9.1%
3M Co.	900	41
AGCO Corp. (Æ)	4,491	77
AMR Corp. (Æ)	6,333	26
Avery Dennison Corp.	9,435	190
Avis Budget Group, Inc. (Æ)	15,618	6
Boeing Co.	1,044	33
Brink's Co. (The)	7,942	190
Burlington Northern Santa Fe Corp.	3,905	230
Cooper Industries, Ltd. Class A	1,582	33
CSX Corp.	14,776	365
Cummins, Inc.	10,683	222
Delta Air Lines, Inc. (Æ)	25,230	127
Dover Corp.	6,992	174
Emerson Electric Co.	1,509	40
FedEx Corp.	3,750	162
Flowserve Corp.	1,892	95
Fluor Corp. (Ñ)	1,862	62
Gardner Denver, Inc. (Æ)	619	12
General Dynamics Corp.	10,132	444
General Electric Co.	122,893	1,046
Harsco Corp.	232	5
Honeywell International, Inc.	16,500	443
ITT Corp.	2,300	86
John Bean Technologies Corp.	11,089	107
Joy Global, Inc. (Ñ)	2,075	36
KBR, Inc.	995	13
Lockheed Martin Corp.	8,393	530
Masco Corp.	5,900	30
Monster Worldwide, Inc. (Æ)(Ñ)	4,203	28
Norfolk Southern Corp.	1,803	57
Northrop Grumman Corp.	6,039	226
Parker Hannifin Corp.	2,433	81
Raytheon Co.	6,300	252
RR Donnelley & Sons Co.	3,086	24
Ryder System, Inc. (Ñ)	3,032	69
Southwest Airlines Co.	17,886	105
Terex Corp. (Æ)(Ñ)	4,700	42
Toro Co. (Ñ)	1,300	28
Trinity Industries, Inc. (Ñ)	3,941	29
Tyco International, Ltd. Class W	1,205	24
Union Pacific Corp.	5,188	195
United Parcel Service, Inc. Class B	4,842	199
United Technologies Corp.	14,489	592
Waste Management, Inc.	19,964	539
		7,315
Information Technology - 18.9%
Accenture, Ltd. Class A	12,748	372
Activision Blizzard, Inc. (Æ)	12,510	125

	Principal Amount ($) or Shares	Market Value $
Adobe Systems, Inc. (Æ)	1,000	17
Affiliated Computer Services, Inc. Class A (Æ)	500	23
Alliance Data Systems Corp. (Æ)(Ñ)	5,098	151
Apple, Inc. (Æ)	9,491	848
Arrow Electronics, Inc. (Æ)	13,086	218
Avnet, Inc. (Æ)	5,826	101
AVX Corp.	7,754	66
BMC Software, Inc. (Æ)(Ñ)	11,400	338
CA, Inc.	14,000	237
Ciena Corp. (Æ)(Ñ)	3,584	19
Cisco Systems, Inc. (Æ)	49,100	715
Computer Sciences Corp. (Æ)	9,660	336
Corning, Inc.	35,148	371
Cypress Semiconductor Corp. (Æ)(Ñ)	15,500	86
Dell, Inc. (Æ)	57,362	489
eBay, Inc. (Æ)	12,068	131
EMC Corp. (Æ)	15,300	161
Google, Inc. Class A (Æ)	2,325	786
Harris Corp.	5,962	222
Hewlett-Packard Co.	42,563	1,236
Ingram Micro, Inc. Class A (Æ)	21,669	236
Intel Corp. (Ñ)	100,100	1,275
InterActiveCorp (Æ)	28,368	423
International Business Machines Corp.	21,667	1,994
Jabil Circuit, Inc.	39,035	162
Lender Processing Services, Inc.	3,800	99
Lexmark International, Inc. Class A (Æ)(Ñ)	6,305	108
LSI Corp. (Æ)	10,342	30
Metavante Technologies, Inc. (Æ)	874	15
Micron Technology, Inc. (Æ)(Ñ)	21,470	69
Microsoft Corp.	105,690	1,707
Oracle Corp. (Æ)	27,103	421
QLogic Corp. (Æ)	4,545	42
QUALCOMM, Inc.	8,400	281
SAIC, Inc. (Æ)	6,150	116
Sohu.com, Inc. (Æ)	597	29
Sun Microsystems, Inc. (Æ)	14,100	66
Symantec Corp. (Æ)(Ñ)	22,744	315
Synopsys, Inc. (Æ)	15,653	292
Teradata Corp. (Æ)	1,810	28
Texas Instruments, Inc.	11,200	161
Visa, Inc.	800	45
Vishay Intertechnology, Inc. (Æ)	39,300	100
Western Digital Corp. (Æ)	1,289	18
Western Union Co. (The)	2,743	31
Yahoo!, Inc. (Æ)	13,900	184
		15,295

Disciplined Equity Fund
7

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Materials - 2.9%
AK Steel Holding Corp.	2,055	13
Ashland, Inc.	2,167	13
Celanese Corp. Class A	18,472	158
CF Industries Holdings, Inc.	3,928	252
Crown Holdings, Inc. (Æ)	10,328	218
Dow Chemical Co. (The)	33,724	241
EI Du Pont de Nemours & Co.	13,030	244
FMC Corp.	967	39
Freeport-McMoRan Copper & Gold, Inc. Class B (Ñ)	6,598	201
International Paper Co. (Ñ)	487	3
MeadWestvaco Corp.	19,025	177
Monsanto Co.	4,972	379
Mosaic Co. (The)	2,900	125
Nucor Corp. (Ñ)	3,235	109
Scotts Miracle-Gro Co. (Ñ)	600	17
Sonoco Products Co.	2,174	42
Terra Industries, Inc. (Ñ)	3,750	97
		2,328
Telecommunication Services - 4.6%
AT&T, Inc.	67,885	1,614
CenturyTel, Inc. (Ñ)	10,350	273
Qwest Communications International, Inc. (Ñ)	16,525	56
Sprint Nextel Corp. (Æ)	59,501	196
Telephone & Data Systems, Inc.	1,294	38
Verizon Communications, Inc.	49,400	1,409
Windstream Corp. Class W	17,864	133
		3,719
Utilities - 4.4%
AES Corp. (The) (Æ)(Ñ)	49,502	312
American Electric Power Co., Inc.	6,861	192
Centerpoint Energy, Inc.	13,129	136
CMS Energy Corp. (Ñ)	38,520	426
Dominion Resources, Inc.	10,182	307
DPL, Inc. (Ñ)	5,500	111
DTE Energy Co.	1,327	36
Duke Energy Corp.	42,507	573
Dynegy, Inc. Class A (Æ)	7,610	10
Exelon Corp. (Ñ)	1,000	47
FirstEnergy Corp.	8,539	363
Integrys Energy Group, Inc. (Ñ)	6,500	156
MDU Resources Group, Inc.	1,726	26
NV Energy, Inc.	1,759	16
Progress Energy, Inc. (Ñ)	5,033	178
Public Service Enterprise Group, Inc.	20,100	549

	Principal Amount ($) or Shares	Market Value $
SCANA Corp.	697	21
Southern Union Co.	9,559	128
		3,587
Total Common Stocks (cost $105,753)		81,543
Short-Term Investments - 1.7%
AIM Short Term Investment Treasury Portfolio	6	—	±
Federated Investors Prime Cash Obligations Fund	1,045,369	1,045
United States Treasury Bills (ç)(ÿ)(§) Zero Coupon due 06/11/09	350	350
Total Short-Term Investments (cost $1,395)		1,395
Other Securities - 14.2%
State Street Navigator Securities Prime Lending Portfolio (W)	11,457,872	11,458
Total Other Securities (cost $11,458)		11,458
Total Investments - 116.8% (identified cost $118,606)		94,396
Other Assets and Liabilities, Net - (16.8%)		(13,577)
Net Assets - 100.0%		80,819

See accompanying notes which are an integral part of the financial statements.

Disciplined Equity Fund
8

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciaion (Depreciation) $
Long Positions
S&P 500 Index (CME)	7	USD	1,285	03/09	(200)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(200)

Presentation of Portfolio Holdings — February 28, 2009 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	8.7
Consumer Staples	13.1
Energy	14.1
Financials	10.0
Health Care	15.1
Industrials	9.1
Information Technology	18.9
Materials	2.9
Telecommunication Services	4.6
Utilities	4.4
Short-Term Investments	1.7
Other Securities	14.2
Total Investments	116.8
Other Assets and Liabilities, Net	(16.8)
100.0
Futures Contracts	(0.2)

See accompanying notes which are an integral part of the financial statements.

Disciplined Equity Fund
9

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SSgA
Small Cap Fund

Shareholder Expense Example — February 28, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from September 1, 2008 to February 28, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2008	$1,000.00	$1,000.00
Ending Account Value February 28, 2009	$503.60	$1,015.52
Expenses Paid During Period *	$6.97	$9.35

* Expenses are equal to the Fund's expense ratio of 1.87% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.
Class R	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2008	$1,000.00	$1,000.00
Ending Account Value February 28, 2009	$503.40	$1,016.86
Expenses Paid During Period *	$5.96	$8.00

* Expenses are equal to the Fund's expense ratio of 1.60% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Small Cap Fund
11

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SSgA
Small Cap Fund

Schedule of Investments — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.6%
Consumer Discretionary - 13.0%
AFC Enterprises, Inc. (Æ)	4,700	20
Big Lots, Inc. (Æ)(Ñ)	8,731	135
Career Education Corp. (Æ)(Ñ)	7,289	180
CEC Entertainment, Inc. (Æ)(Ñ)	7,681	179
Genesco, Inc. (Æ)(Ñ)	12,575	180
Hot Topic, Inc. (Æ)(Ñ)	18,861	168
Jo-Ann Stores, Inc. (Æ)(Ñ)	14,358	173
Landry's Restaurants, Inc. (Ñ)	4,700	25
M/I Homes, Inc. (Ñ)	4,400	28
Monro Muffler, Inc. (Ñ)	2,100	49
New York & Co., Inc. (Æ)(Ñ)	10,330	23
Panera Bread Co. Class A (Æ)	2,400	106
Retail Ventures, Inc. (Æ)	7,000	11
Shuffle Master, Inc. (Æ)	9,500	28
Stoneridge, Inc. (Æ)(Ñ)	11,656	21
Warner Music Group Corp. (Æ)(Ñ)	30,600	53
		1,379
Consumer Staples - 5.0%
Cal-Maine Foods, Inc. (Ñ)	6,930	154
Central Garden and Pet Co. (Æ)	5,600	42
Nash Finch Co. (Ñ)	2,100	73
Pantry, Inc. (The) (Æ)(Ñ)	9,375	145
Spartan Stores, Inc.	6,786	104
USANA Health Sciences, Inc. (Æ)	500	10
		528
Energy - 5.5%
Clayton Williams Energy, Inc. (Æ)(Ñ)	6,354	159
McMoRan Exploration Co. (Æ)(Ñ)	29,600	136
Vaalco Energy, Inc. (Æ)(Ñ)	23,966	137
World Fuel Services Corp. (Ñ)	5,500	159
		591
Financials - 18.7%
1st Source Corp. (Ñ)	600	11
Allied World Assurance Co. Holdings, Ltd. (Ñ)	2,655	102
Amerisafe, Inc. (Æ)	6,600	96
Arbor Realty Trust, Inc. (ö)(Ñ)	11,579	7
Berkshire Hills Bancorp, Inc. (Ñ)	1,400	30
Calamos Asset Management, Inc. Class A (Ñ)	4,400	15
Cash America International, Inc. (Ñ)	3,063	44
CNA Surety Corp. (Æ)	600	9
CompuCredit Corp. (Æ)(Ñ)	4,000	8
Crawford & Co. Class B (Æ)(Ñ)	6,300	50
CVB Financial Corp. (Ñ)	8,700	61
EZCORP, Inc. Class A (Æ)(Ñ)	15,015	154

	Principal Amount ($) or Shares	Market Value $
First Bancorp (Ñ)	1,184	12
First Citizens BancShares, Inc. Class A	451	48
Getty Realty Corp. (ö)	2,600	43
HRPT Properties Trust (ö)(Ñ)	18,800	61
International Bancshares Corp. (Ñ)	8,536	86
Knight Capital Group, Inc. Class A (Æ)(Ñ)	4,300	76
Life Partners Holdings, Inc.	2,300	39
Mission West Properties, Inc. (ö)	7,369	52
NorthStar Realty Finance Corp. (ö)(Ñ)	637	1
Odyssey Re Holdings Corp.	3,132	146
Pennsylvania Commerce Bancorp, Inc. (Æ)(Ñ)	200	3
Penson Worldwide, Inc. (Æ)(Ñ)	10,400	50
Platinum Underwriters Holdings, Ltd. (Ñ)	6,724	189
Potlatch Corp. (ö)(Ñ)	4,142	94
Prosperity Bancshares, Inc. (Ñ)	7,053	180
Provident Financial Services, Inc. (Ñ)	11,800	110
PS Business Parks, Inc. (ö)	1,100	38
RAIT Financial Trust (ö)(Ñ)	5,900	5
SWS Group, Inc. (Ñ)	4,300	58
Trico Bancshares (Ñ)	1,000	13
WesBanco, Inc. (Ñ)	1,600	28
Wilshire Bancorp, Inc. (Ñ)	11,600	55
World Acceptance Corp. (Æ)(Ñ)	1,447	21
		1,995
Health Care - 16.2%
Alliance HealthCare Services, Inc. (Æ)	2,887	24
AMN Healthcare Services, Inc. (Æ)(Ñ)	12,525	82
Centene Corp. (Æ)	9,316	158
Computer Programs & Systems, Inc. (Ñ)	1,250	33
Emergent Biosolutions, Inc. (Æ)	7,480	144
Gentiva Health Services, Inc. (Æ)	3,100	54
Hill-Rom Holdings, Inc. (Ñ)	9,520	94
Inspire Pharmaceuticals, Inc. (Æ)	5,500	19
LHC Group, Inc. (Æ)(Ñ)	7,500	149
Martek Biosciences Corp. (Æ)	6,538	122
Maxygen, Inc. (Æ)(Ñ)	7,700	54
Myriad Genetics, Inc. (Æ)(Ñ)	2,150	170
NPS Pharmaceuticals, Inc. (Æ)(Ñ)	23,200	106
Owens & Minor, Inc. (Ñ)	2,905	98
Questcor Pharmaceuticals, Inc. (Æ)(Ñ)	16,675	81
RehabCare Group, Inc. (Æ)	2,500	37
STERIS Corp. (Ñ)	5,300	122
Universal American Corp. (Æ)	8,400	56
Valeant Pharmaceuticals International (Æ)(Ñ)	3,200	56
Viropharma, Inc. (Æ)(Ñ)	15,033	62
		1,721

Small Cap Fund
13

SSgA
Small Cap Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Industrials - 15.3%
AAON, Inc. (Ñ)	2,000	31
Alaska Air Group, Inc. (Æ)(Ñ)	1,350	30
American Commercial Lines, Inc. (Æ)(Ñ)	15,600	52
American Science & Engineering, Inc.	900	55
Applied Signal Technology, Inc.	2,300	44
Beacon Roofing Supply, Inc. (Æ)(Ñ)	8,906	98
Briggs & Stratton Corp. (Ñ)	11,000	134
EMCOR Group, Inc. (Æ)(Ñ)	3,740	58
EnPro Industries, Inc. (Æ)(Ñ)	7,891	130
Force Protection, Inc. (Æ)	22,900	118
Gibraltar Industries, Inc. (Ñ)	12,279	81
GrafTech International, Ltd. (Æ)	4,400	25
Granite Construction, Inc. (Ñ)	4,124	147
Hawaiian Holdings, Inc. (Æ)	37,005	117
John Bean Technologies Corp.	17,700	171
Knoll, Inc. (Ñ)	14,300	94
Michael Baker Corp. (Æ)	1,100	35
PRG-Schultz International, Inc. (Æ)	5,500	21
Republic Airways Holdings, Inc. (Æ)	5,100	35
Spherion Corp. (Æ)(Ñ)	5,400	7
Standex International Corp.	1,100	12
Tecumseh Products Co. Class A (Æ)(Ñ)	2,163	11
Tredegar Corp.	4,900	82
United Rentals, Inc. (Æ)(Ñ)	11,000	44
		1,632
Information Technology - 20.1%
3Com Corp. (Æ)	58,000	128
Actuate Corp. (Æ)	6,900	25
Acxiom Corp. (Ñ)	16,300	135
Adaptec, Inc. (Æ)(Ñ)	11,600	27
Alliance Data Systems Corp. (Æ)(Ñ)	300	9
Arris Group, Inc. (Æ)(Ñ)	28,852	177
BigBand Networks, Inc. (Æ)	4,800	25
Black Box Corp. (Ñ)	6,502	129
Broadridge Financial Solutions, Inc.	8,300	135
Ciber, Inc. (Æ)(Ñ)	6,800	18
Compuware Corp. (Æ)	22,900	135
CSG Systems International, Inc. (Æ)(Ñ)	11,660	158
Dice Holdings, Inc. (Æ)(Ñ)	2,500	6
Earthlink, Inc. (Æ)(Ñ)	24,923	157
Hackett Group, Inc. (The) (Æ)(Ñ)	10,400	27
InterDigital, Inc. (Æ)(Ñ)	6,539	192
Methode Electronics, Inc. (Ñ)	19,486	69
Netscout Systems, Inc. (Æ)(Ñ)	3,800	50
QLogic Corp. (Æ)(Ñ)	15,836	146
Radisys Corp. (Æ)(Ñ)	3,200	19

	Principal Amount ($) or Shares	Market Value $
S1 Corp. (Æ)(Ñ)	11,400	65
TIBCO Software, Inc. (Æ)(Ñ)	26,100	126
Wind River Systems, Inc. (Æ)(Ñ)	23,800	180
		2,138
Materials - 1.8%
Innophos Holdings, Inc.	12,227	130
Rock-Tenn Co. Class A	1,435	40
Spartech Corp. (Ñ)	7,400	18
		188
Telecommunication Services - 1.2%
USA Mobility, Inc. (Æ)	14,039	128
Utilities - 2.8%
Laclede Group, Inc. (The)	4,007	159
NorthWestern Corp.	2,600	53
Southwest Gas Corp. (Ñ)	4,500	88
		300
Total Common Stocks (cost $14,290)		10,600
Short-Term Investments - 0.9% Federated Investors Prime Cash Obligations Fund	96,208	96
Total Short-Term Investments (cost $96)		96
Other Securities - 25.0%
State Street Navigator Securities Prime Lending Portfolio (W)	2,660,472	2,660
Total Other Securities (cost $2,660)		2,660
Total Investments - 125.5% (identified cost $17,046)		13,356
Other Assets and Liabilities, Net - (25.5%)		(2,715)
Net Assets - 100.0%		10,641

See accompanying notes which are an integral part of the financial statements.

Small Cap Fund
14

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Small Cap Fund

Presentation of Portfolio Holdings — February 28, 2009 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	13.0
Consumer Staples	5.0
Energy	5.5
Financials	18.7
Health Care	16.2
Industrials	15.3
Information Technology	20.1
Materials	1.8
Telecommunication Services	1.2
Utilities	2.8
Short-Term Investments	0.9
Other Securities	25.0
Total Investments	125.5
Other Assets and Liabilities, Net	(25.5)
100.0

See accompanying notes which are an integral part of the financial statements.

Small Cap Fund
15

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Tuckerman Active REIT Fund

Shareholder Expense Example — February 28, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2008 to February 28, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2008	$1,000.00	$1,000.00
Ending Account Value February 28, 2009	$378.50	$1,019.84
Expenses Paid During Period *	$3.42	$5.01

* Expenses are equal to the Fund's expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Tuckerman Active REIT Fund
17

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Tuckerman Active REIT Fund

Schedule of Investments — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.3%
Apartments - 17.8%
American Campus Communities, Inc. (ö)	65,650	1,124
AvalonBay Communities, Inc. (ö)	41,751	1,771
BRE Properties, Inc. Class A (ö)(Ñ)	54,612	1,033
Equity Residential (ö)(Ñ)	158,381	2,788
Essex Property Trust, Inc. (ö)(Ñ)	30,584	1,664
		8,380
Diversified - 15.3%
Digital Realty Trust, Inc. (ö)(Ñ)	99,118	2,963
Vornado Realty Trust (ö)(Ñ)	100,738	3,297
Washington Real Estate Investment Trust (ö)(Ñ)	53,564	918
		7,178
Health Care - 13.1%
HCP, Inc. (ö)(Ñ)	149,775	2,736
Medical Properties Trust, Inc. (ö)	118,520	414
Ventas, Inc. (ö)	139,058	3,000
		6,150
Office - 17.0%
Alexandria Real Estate Equities, Inc. (ö)(Ñ)	31,739	1,268
Boston Properties, Inc. (ö)(Ñ)	71,345	2,646
Corporate Office Properties Trust SBI MD (ö)(Ñ)	85,115	2,128
Douglas Emmett, Inc. (ö)(Ñ)	160,989	1,211
SL Green Realty Corp. (ö)(Ñ)	62,729	729
		7,982
Regional Malls - 12.4%
Simon Property Group, Inc. (ö)(Ñ)	145,066	4,802
Taubman Centers, Inc. (ö)	66,270	1,037
		5,839
Storage - 7.7%
Public Storage (ö)	65,671	3,643
Shopping Centers - 16.0%
Acadia Realty Trust (ö)(Ñ)	115,961	1,164
Federal Realty Investment Trust (ö)(Ñ)	46,746	1,923
Kimco Realty Corp. (ö)(Ñ)	166,442	1,473
Regency Centers Corp. (ö)(Ñ)	61,713	1,665
Tanger Factory Outlet Centers (ö)(Ñ)	47,545	1,312
		7,537
Total Common Stocks (cost $71,576)		46,709

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 1.3%
AIM Short Term Investment Prime Portfolio	2,172	2
Federated Investors Prime Cash Obligations Fund	594,751	594
Total Short-Term Investments (cost $596)		596
Other Securities - 25.6%
State Street Navigator Securities Prime Lending Portfolio (W)	12,019,861	12,020
Total Other Securities (cost $12,020)		12,020
Total Investments - 126.2% (identified cost $84,422)		59,325
Other Assets and Liabilities, Net - (26.2%)		(12,316)
Net Assets - 100.0%		47,009

See accompanying notes which are an integral part of the financial statements.

Tuckerman Active REIT Fund
19

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Tuckerman Active REIT Fund

Presentation of Portfolio Holdings — February 28, 2009 (Unaudited)

Categories	% of Net Assets
Apartments	17.8
Diversified	15.3
Health Care	13.1
Office	17.0
Regional Malls	12.4
Storage	7.7
Shopping Centers	16.0
Short-Term Investments	1.3
Other Securities	25.6
Total Investments	126.2
Other Assets and Liabilities, Net	(26.2)
100.0

See accompanying notes which are an integral part of the financial statements.

Tuckerman Active REIT Fund
20

SSgA
IAM SHARES Fund

Shareholder Expense Example — February 28, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2008 to February 28, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2008	$1,000.00	$1,000.00
Ending Account Value February 28, 2009	$578.10	$1,022.22
Expenses Paid During Period *	$2.03	$2.61

* Expenses are equal to the Fund's expense ratio of 0.52% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

IAM SHARES Fund
21

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IAM SHARES Fund

Schedule of Investments — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 96.4%
Consumer Discretionary - 9.3%
99 Cents Only Stores (Æ)(Ñ)	5,700	47
Amazon.com, Inc. (Æ)(Ñ)	4,500	292
AutoNation, Inc. (Æ)(Ñ)	7,300	73
Bed Bath & Beyond, Inc. (Æ)(Ñ)	3,900	83
Best Buy Co., Inc. (Ñ)	5,225	151
Black & Decker Corp.	2,600	61
Brunswick Corp. (Ñ)	3,500	11
Carnival Corp.	4,300	84
CBS Corp. Class B	10,201	44
Coach, Inc. (Æ)	11,376	159
Comcast Corp. Class A	42,966	561
Denny's Corp. (Æ)	14,500	23
DIRECTV Group, Inc. (The) (Æ)(Ñ)	11,111	222
DR Horton, Inc. (Ñ)	5,100	43
Ethan Allen Interiors, Inc. (Ñ)	4,666	44
Family Dollar Stores, Inc. (Ñ)	2,500	69
Ford Motor Co. (Æ)(Ñ)	43,243	86
Gap, Inc. (The)	7,300	79
General Motors Corp. (Ñ)	11,400	26
Genuine Parts Co.	2,800	79
Goodyear Tire & Rubber Co. (The) (Æ)(Ñ)	4,300	19
H&R Block, Inc.	3,000	57
Hanesbrands, Inc. (Æ)(Ñ)	2,100	15
Harley-Davidson, Inc. (Ñ)	7,200	73
Home Depot, Inc.	27,700	579
Jakks Pacific, Inc. (Æ)	100	1
JC Penney Co., Inc. (Ñ)	3,900	60
Johnson Controls, Inc.	9,500	108
Kohl's Corp. (Æ)(Ñ)	5,700	200
Koninklijke Philips Electronics NV	1,089	17
Leggett & Platt, Inc. (Ñ)	7,900	90
Liberty Global, Inc. Class A (Æ)(Ñ)	3,900	48
Liberty Media Corp. - Capital Series A (Æ)	601	3
Liberty Media Corp. - Interactive (Æ)(Ñ)	7,298	24
Lowe's Cos., Inc. (Ñ)	20,000	317
Macy's, Inc. (Ñ)	9,268	73
Marriott International, Inc. Class A (Ñ)	9,300	132
Matthews International Corp. Class A	3,000	104
McClatchy Co. Class A (Ñ)	3,070	1
McDonald's Corp.	17,930	937
Meredith Corp. (Ñ)	4,900	63
New York Times Co. (The) Class A (Ñ)	7,200	30
Newell Rubbermaid, Inc.	10,100	57
News Corp. Class A	27,100	151
Nordstrom, Inc. (Ñ)	3,600	48
Office Depot, Inc. (Æ)	4,800	5
Omnicom Group, Inc. (Ñ)	3,200	77

	Principal Amount ($) or Shares	Market Value $
Phillips-Van Heusen Corp.	5,200	86
Sears Holdings Corp. (Æ)(Ñ)	4,339	159
Sherwin-Williams Co. (The) (Ñ)	3,500	161
Snap-On, Inc.	1,000	24
Sonic Automotive, Inc. Class A (Ñ)	4,700	7
Stanley Works (The)	1,400	37
Staples, Inc.	8,400	134
Starbucks Corp. (Æ)	8,800	80
Starwood Hotels & Resorts Worldwide, Inc. (ö)	4,300	50
Target Corp.	14,600	413
Tiffany & Co. (Ñ)	6,000	114
Time Warner, Inc.	52,150	398
Viacom, Inc. Class B (Æ)	10,001	154
Walt Disney Co. (The)	29,400	493
Washington Post Co. (The) Class B	321	116
Whirlpool Corp. (Ñ)	3,000	67
Wyndham Worldwide Corp.	3,360	12
Yum! Brands, Inc.	5,200	137
		8,168
Consumer Staples - 11.1%
Altria Group, Inc.	31,885	492
Archer-Daniels-Midland Co. (Ñ)	9,698	259
Arden Group, Inc. Class A	600	62
Campbell Soup Co.	5,990	160
Coca-Cola Co. (The)	27,375	1,118
ConAgra Foods, Inc.	9,900	149
Costco Wholesale Corp.	6,100	258
CVS Caremark Corp.	19,119	492
Dean Foods Co. (Æ)	4,700	96
Energizer Holdings, Inc. (Æ)(Ñ)	300	13
Great Atlantic & Pacific Tea Co. (Æ)(Ñ)	3,000	12
Imperial Sugar Co. (Ñ)	700	4
JM Smucker Co. (The)	4,007	149
Kellogg Co.	5,435	212
Kimberly-Clark Corp.	8,188	386
Kraft Foods, Inc. Class A	22,509	513
Kroger Co. (The) (Ñ)	14,700	304
PepsiCo, Inc.	21,523	1,036
Philip Morris International, Inc.	29,085	974
Procter & Gamble Co.	41,621	2,005
Rite Aid Corp. (Æ)	25,600	7
Safeway, Inc.	11,100	205
Sara Lee Corp.	17,430	134
SUPERVALU, Inc.	5,700	89
Sysco Corp.	10,400	224
Walgreen Co.	16,300	389
		9,742

IAM SHARES Fund
23

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IAM SHARES Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Energy - 13.5%
Anadarko Petroleum Corp. (Ñ)	7,000	245
Apache Corp.	5,400	319
Baker Hughes, Inc.	7,200	211
BP PLC - ADR (Ñ)	2,868	110
Chevron Corp.	29,829	1,811
ConocoPhillips	23,777	888
Devon Energy Corp.	7,700	336
El Paso Corp.	10,300	70
EOG Resources, Inc.	3,200	160
Exxon Mobil Corp.	69,368	4,710
Halliburton Co.	18,160	296
Hess Corp.	6,300	345
Marathon Oil Corp.	8,200	191
Occidental Petroleum Corp.	9,500	493
Schlumberger, Ltd.	21,882	833
Southwestern Energy Co. (Æ)(Ñ)	5,700	164
Spectra Energy Corp.	9,498	123
Valero Energy Corp.	8,200	159
Williams Cos., Inc.	8,400	95
XTO Energy, Inc.	7,625	241
		11,800
Financials - 9.0%
Aegon NV	8,014	28
Aflac, Inc.	7,900	132
Allstate Corp. (The)	8,800	148
American Express Co.	19,300	233
American Financial Group, Inc.	4,621	72
American International Group, Inc. (Ñ)	34,074	14
Ameriprise Financial, Inc.	3,340	53
AON Corp.	5,900	226
Bank of America Corp.	84,232	333
Bank of New York Mellon Corp. (The)	15,598	346
BB&T Corp. (Ñ)	7,500	121
Capital One Financial Corp. (Ñ)	6,661	80
Charles Schwab Corp. (The)	13,300	169
Chubb Corp.	2,800	109
Citigroup, Inc.	79,201	119
CME Group, Inc. Class A	200	36
Discover Financial Services	6,550	38
E*TRADE Financial Corp. (Æ)(Ñ)	7,100	6
Fifth Third Bancorp (Ñ)	4,800	10
Franklin Resources, Inc.	1,700	78
Goldman Sachs Group, Inc. (The)	5,700	519
Hartford Financial Services Group, Inc.	3,200	20
Host Hotels & Resorts, Inc. (ö)(Ñ)	27,754	103
HSBC Holdings PLC - ADR	2,252	78
Hudson City Bancorp, Inc.	7,600	79
Janus Capital Group, Inc. (Ñ)	12,987	57
JPMorgan Chase & Co.	52,034	1,189

	Principal Amount ($) or Shares	Market Value $
Keycorp	5,100	36
M&T Bank Corp. (Ñ)	1,200	44
Marsh & McLennan Cos., Inc.	9,000	161
MetLife, Inc.	11,099	205
Moody's Corp. (Ñ)	4,000	72
Morgan Stanley	13,100	256
Northern Trust Corp.	3,100	172
People's United Financial, Inc.	8,200	143
Plum Creek Timber Co., Inc. (ö)(Ñ)	2,400	63
PNC Financial Services Group, Inc.	4,350	119
Potlatch Corp. (ö)	7,200	164
Principal Financial Group, Inc. (Ñ)	2,500	20
Progressive Corp. (The) (Æ)	9,600	111
Prologis (ö)(Ñ)	3,200	19
Prudential Financial, Inc.	7,600	125
Public Storage (ö)(Ñ)	1,000	55
Regions Financial Corp. (Ñ)	9,142	31
Simon Property Group, Inc. (ö)(Ñ)	3,100	103
SLM Corp. (Æ)(Ñ)	6,300	29
SunTrust Banks, Inc.	3,100	37
Travelers Cos., Inc. (The)	11,183	404
US Bancorp	23,612	338
Vornado Realty Trust (ö)(Ñ)	2,000	65
Wells Fargo & Co. (Ñ)	56,135	679
		7,847
Health Care - 15.3%
Abbott Laboratories	21,900	1,037
Aetna, Inc.	7,900	189
Allergan, Inc.	4,200	163
Allied Healthcare Products (Æ)	700	2
Amgen, Inc. (Æ)	14,872	728
Baxter International, Inc.	10,136	516
Biogen Idec, Inc. (Æ)	4,500	207
Boston Scientific Corp. (Æ)	15,263	107
Bristol-Myers Squibb Co.	26,000	479
Cardinal Health, Inc. (Ñ)	4,000	130
Celgene Corp. (Æ)	7,300	326
Cigna Corp.	4,500	71
Coventry Health Care, Inc. (Æ)	2,100	24
Covidien, Ltd.	9,075	287
Edwards Lifesciences Corp. (Æ)(Ñ)	1,833	102
Eli Lilly & Co.	13,700	402
Express Scripts, Inc. Class A (Æ)	4,600	231
Forest Laboratories, Inc. (Æ)	4,400	94
Genzyme Corp. (Æ)	3,800	231
Gilead Sciences, Inc. (Æ)(Ñ)	13,400	600
Humana, Inc. (Æ)	2,200	52
Johnson & Johnson	38,000	1,900
Life Technologies Corp. (Æ)	3,812	111
McKesson Corp.	4,600	189

IAM SHARES Fund
24

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IAM SHARES Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Medco Health Solutions, Inc. (Æ)	8,624	350
Medtronic, Inc.	16,900	500
Merck & Co., Inc. (Ñ)	28,356	686
PerkinElmer, Inc.	4,700	61
Pfizer, Inc.	87,945	1,083
Schering-Plough Corp.	23,800	414
St. Jude Medical, Inc. (Æ)	5,200	172
STERIS Corp. (Ñ)	3,191	74
Stryker Corp. (Ñ)	3,200	108
Thermo Fisher Scientific, Inc. (Æ)(Ñ)	7,600	276
UnitedHealth Group, Inc.	17,700	348
WellPoint, Inc. (Æ)	8,100	275
Wyeth	18,100	739
Zimmer Holdings, Inc. (Æ)	3,370	118
		13,382
Industrials - 10.6%
3M Co.	11,300	514
Actuant Corp. Class A (Ñ)	5,600	58
Alaska Air Group, Inc. (Æ)	800	18
Ametek, Inc.	3,200	85
Arkansas Best Corp. (Ñ)	400	7
Avery Dennison Corp.	1,900	38
Avis Budget Group, Inc. (Æ)	1,800	1
Boeing Co.	9,600	302
Caterpillar, Inc. (Ñ)	9,821	242
Continental Airlines, Inc. Class B (Æ)(Ñ)	700	7
Cooper Industries, Ltd. Class A	3,100	65
CSX Corp.	8,300	205
Cummins, Inc.	3,700	77
Danaher Corp. (Ñ)	5,800	294
Deere & Co.	7,200	198
Dover Corp.	5,300	132
Eaton Corp.	3,800	137
Emerson Electric Co.	12,600	337
Energy Conversion Devices, Inc. (Æ)(Ñ)	1,800	39
FedEx Corp.	3,100	134
Gardner Denver, Inc. (Æ)	800	15
General Dynamics Corp.	5,710	250
General Electric Co.	141,021	1,200
Goodrich Corp.	2,200	73
Hexcel Corp. (Æ)	2,600	16
HNI Corp. (Ñ)	900	9
Honeywell International, Inc.	10,862	291
Illinois Tool Works, Inc.	8,608	239
Ingersoll-Rand Co., Ltd. Class A	5,898	84
Kansas City Southern (Æ)(Ñ)	2,550	45
Katy Industries, Inc. (Æ)	5,900	6
L-3 Communications Holdings, Inc.	2,500	169
Lockheed Martin Corp.	4,819	304
Manitowoc Co., Inc. (The)	2,300	9

	Principal Amount ($) or Shares	Market Value $
Manpower, Inc.	2,100	59
Masco Corp. (Ñ)	14,300	74
Norfolk Southern Corp.	6,700	213
Northrop Grumman Corp.	4,796	179
PACCAR, Inc. (Ñ)	6,675	167
Parker Hannifin Corp.	3,000	100
Precision Castparts Corp.	2,500	139
Raytheon Co.	5,800	232
Republic Services, Inc. Class A	4,680	93
Rockwell Automation, Inc.	3,900	78
Rockwell Collins, Inc.	2,100	66
RR Donnelley & Sons Co.	5,700	44
Ryder System, Inc.	4,800	110
Siemens AG - ADR	200	10
Southwest Airlines Co.	9,325	55
Tecumseh Products Co. Class A (Æ)(Ñ)	1,600	9
Terex Corp. (Æ)(Ñ)	1,800	16
Textron, Inc. (Ñ)	3,500	20
Toro Co. (Ñ)	2,300	50
Tyco International, Ltd.	8,475	170
Union Pacific Corp.	8,500	319
United Parcel Service, Inc. Class B	15,714	647
United Technologies Corp.	13,500	551
US Airways Group, Inc. (Æ)(Ñ)	1,000	3
Waste Management, Inc.	10,218	276
Watts Water Technologies, Inc. Class A (Ñ)	400	7
YRC Worldwide, Inc. (Æ)(Ñ)	200	—	±
		9,287
Information Technology - 16.8%
Adobe Systems, Inc. (Æ)	8,200	137
Advanced Micro Devices, Inc. (Æ)(Ñ)	8,100	18
Agilent Technologies, Inc. (Æ)	4,142	57
Amphenol Corp. Class A	5,200	132
Analog Devices, Inc.	6,800	127
Apple, Inc. (Æ)	12,400	1,107
Applied Materials, Inc.	20,600	190
Autodesk, Inc. (Æ)	3,000	38
Automatic Data Processing, Inc. (Ñ)	6,900	236
Broadcom Corp. Class A (Æ)(Ñ)	5,850	96
CA, Inc.	4,700	80
Cisco Systems, Inc. (Æ)	79,400	1,157
Computer Sciences Corp. (Æ)	4,845	168
Corning, Inc.	23,600	249
Dell, Inc. (Æ)	26,300	224
Diebold, Inc.	2,300	51
eBay, Inc. (Æ)	16,100	175
Electronic Arts, Inc. (Æ)(Ñ)	5,000	82
EMC Corp. (Æ)	30,000	315
Google, Inc. Class A (Æ)	3,300	1,115
Hewlett-Packard Co.	34,932	1,014

IAM SHARES Fund
25

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IAM SHARES Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Intel Corp. (Ñ)	75,400	961
International Business Machines Corp.	19,100	1,758
KLA-Tencor Corp.	2,500	43
Mastercard, Inc. Class A (Ñ)	1,400	221
Micron Technology, Inc. (Æ)(Ñ)	13,500	43
Microsoft Corp.	104,600	1,689
Motorola, Inc. (Ñ)	35,900	126
National Semiconductor Corp.	5,600	61
NetApp, Inc. (Æ)(Ñ)	4,900	66
Oracle Corp. (Æ)	57,949	901
Paychex, Inc.	4,300	95
Qualcomm, Inc.	21,200	709
Quantum Corp. (Æ)	14,000	5
Seagate Technology	2,200	9
Sun Microsystems, Inc. (Æ)	11,150	52
Symantec Corp. (Æ)	16,445	227
Texas Instruments, Inc.	20,800	298
Total System Services, Inc.	2,032	26
Tyco Electronics, Ltd.	9,075	86
Western Union Co. (The)	8,736	98
Xerox Corp.	16,000	83
Xilinx, Inc.	7,000	124
Yahoo!, Inc. (Æ)	20,700	274
		14,723
Materials - 2.7%
Air Products & Chemicals, Inc.	4,800	222
AK Steel Holding Corp.	5,100	32
Alcoa, Inc. (Ñ)	15,700	98
Allegheny Technologies, Inc. (Ñ)	3,300	65
Ashland, Inc.	1,204	7
Ball Corp.	1,700	69
Bemis Co., Inc.	1,800	33
Brush Engineered Materials, Inc. (Æ)(Ñ)	1,000	12
Chemtura Corp.	1,900	1
Crown Holdings, Inc. (Æ)	200	4
Dow Chemical Co. (The)	15,688	112
Ecolab, Inc.	3,100	99
EI Du Pont de Nemours & Co.	5,200	98
FMC Corp.	100	4
Freeport-McMoRan Copper & Gold, Inc. Class B (Ñ)	1,876	57
International Paper Co. (Ñ)	11,073	63
Martin Marietta Materials, Inc. (Ñ)	1,500	115
MeadWestvaco Corp.	3,000	28
Monsanto Co.	4,200	320
Newmont Mining Corp.	5,100	212
Owens-Illinois, Inc. (Æ)	2,900	45
PPG Industries, Inc.	2,900	90
Rohm & Haas Co.	4,036	210

	Principal Amount ($) or Shares	Market Value $
Sigma-Aldrich Corp. (Ñ)	2,300	82
Temple-Inland, Inc. (Ñ)	5,100	24
Vulcan Materials Co. (Ñ)	3,600	149
Weyerhaeuser Co. (Ñ)	5,603	135
		2,386
Telecommunication Services - 3.9%
AT&T, Inc.	80,581	1,915
Embarq Corp.	2,559	89
Qwest Communications International, Inc. (Ñ)	25,000	85
Sprint Nextel Corp. (Æ)	39,389	130
Verizon Communications, Inc.	40,372	1,152
		3,371
Utilities - 4.2%
AES Corp. (The) (Æ)(Ñ)	11,000	69
Ameren Corp.	3,000	71
American Electric Power Co., Inc.	5,300	149
Consolidated Edison, Inc. (Ñ)	2,800	101
Constellation Energy Group, Inc.	3,000	59
Dominion Resources, Inc.	10,600	320
Duke Energy Corp.	19,496	263
Edison International	5,500	150
Entergy Corp.	2,200	148
Exelon Corp. (Ñ)	10,800	510
FirstEnergy Corp.	4,200	179
FPL Group, Inc.	6,500	295
PG&E Corp. (Ñ)	5,800	222
PPL Corp.	6,400	178
Public Service Enterprise Group, Inc.	8,400	229
Sempra Energy	4,100	170
Southern Co. (Ñ)	13,200	400
Wisconsin Energy Corp.	2,300	92
Xcel Energy, Inc.	4,000	71
		3,676
Total Common Stocks (cost $128,548)		84,382

IAM SHARES Fund
26

SSgA
IAM SHARES Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 3.2%
AIM Short Term Investment Prime Portfolio	2,238,286	2,238
American Beacon Money Market Fund	106,141	106
United States Treasury Bills (ç)(ÿ)(§) 0.100% due 06/11/09	31	31
0.170% due 06/11/09	17	17
0.190% due 06/11/09	400	400
Total Short-Term Investments (cost $2,792)		2,792
Other Securities - 11.3%
State Street Navigator Securities Prime Lending Portfolio (W)	9,889,073	9,889
Total Other Securities (cost $9,889)		9,889
Total Investments - 110.9% (identified cost $141,229)		97,063
Other Assets and Liabilities, Net - (10.9%)		(9,550)
Net Assets - 100.0%		87,513

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciaion (Depreciation) $
Long Positions
S&P 500 Index (CME)	17	USD	3,120	03/09	(590)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(590)

See accompanying notes which are an integral part of the financial statements.

IAM SHARES Fund
27

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IAM SHARES Fund

Presentation of Portfolio Holdings — February 28, 2009 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	9.3
Consumer Staples	11.1
Energy	13.5
Financials	9.0
Health Care	15.3
Industrials	10.6
Information Technology	16.8
Materials	2.7
Telecommunications Services	3.9
Utilities	4.2
Short-Term Investments	3.2
Other Securities	11.3
Total Investments	110.9
Other Assets and Liabilities, Net	(10.9)
100.0
Futures Contracts	(0.7)

See accompanying notes which are an integral part of the financial statements.

IAM SHARES Fund
28

SSgA
Enhanced Small Cap Fund

Shareholder Expense Example — February 28, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for this Fund is from September 1, 2008 to February 28, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2008	$1,000.00	$1,000.00
Ending Account Value February 28, 2009	$523.20	$1,021.08
Expenses Paid During Period *	$2.83	$3.76

* Expenses are equal to the Fund's expense ratio of 0.75% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Enhanced Small Cap Fund
29

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SSgA
Enhanced Small Cap Fund

Schedule of Investments — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 95.0%
Consumer Discretionary - 11.7%
Aaron Rents, Inc.	3,900	94
Aeropostale, Inc. (Æ)	3,500	81
Bally Technologies, Inc. (Æ)	2,300	43
Blockbuster, Inc. Class A (Æ)	12,300	12
Blyth, Inc.	700	14
Bob Evans Farms, Inc.	2,400	44
Brown Shoe Co., Inc.	2,225	8
Buckle, Inc. (The)	275	6
Buffalo Wild Wings, Inc. (Æ)	600	18
California Pizza Kitchen, Inc. (Æ)	5,700	59
Callaway Golf Co.	3,500	24
Carter's, Inc. (Æ)	4,600	75
Cato Corp. (The) Class A	2,800	41
CEC Entertainment, Inc. (Æ)	2,000	47
Charming Shoppes, Inc. (Æ)	3,700	3
Cheesecake Factory, Inc. (The) (Æ)	3,700	30
Chico's FAS, Inc. (Æ)	3,000	14
Childrens Place Retail Stores, Inc. (The) (Æ)	2,000	37
Cinemark Holdings, Inc.	1,200	9
CKE Restaurants, Inc.	3,400	24
Coinstar, Inc. (Æ)	2,700	71
Collective Brands, Inc. (Æ)	4,700	49
Corinthian Colleges, Inc. (Æ)	2,300	45
Courier Corp.	482	7
Denny's Corp. (Æ)	2,600	4
Dover Downs Gaming & Entertainment, Inc.	2,300	6
Dress Barn, Inc. (Æ)	4,900	49
Einstein Noah Restaurant Group, Inc. (Æ)	400	2
FGX International Holdings, Ltd. (Æ)	500	4
Fuel Systems Solutions, Inc. (Æ)	600	12
Gaylord Entertainment Co. (Æ)	900	6
Genesco, Inc. (Æ)	2,500	36
Gymboree Corp. (Æ)	1,400	36
Harte-Hanks, Inc.	400	2
hhgregg, Inc. (Æ)	1,100	11
Hooker Furniture Corp.	700	5
HOT Topic, Inc. (Æ)	800	7
Iconix Brand Group, Inc. (Æ)	2,100	17
Jack in the Box, Inc. (Æ)	600	12
Jackson Hewitt Tax Service, Inc.	4,100	31
Jakks Pacific, Inc. (Æ)	3,600	46
Jo-Ann Stores, Inc. (Æ)	3,000	36
K-Swiss, Inc. Class A	800	8
Knology, Inc. (Æ)	1,000	4
LIN TV Corp. Class A (Æ)	2,200	1

	Principal Amount ($) or Shares	Market Value $
M/I Homes, Inc.	1,600	10
Maidenform Brands, Inc. (Æ)	4,200	37
Marcus Corp.	500	4
Marvel Entertainment, Inc. (Æ)	1,700	44
Matthews International Corp. Class A	1,000	35
Mediacom Communications Corp. Class A (Æ)	9,200	36
Men's Wearhouse, Inc. (The)	3,800	41
Meritage Homes Corp. (Æ)	1,800	18
Midas, Inc. (Æ)	900	7
Move, Inc. (Æ)	8,100	13
National Presto Industries, Inc.	400	24
NetFlix, Inc. (Æ)	3,000	108
New York & Co., Inc. (Æ)	7,000	15
NutriSystem, Inc.	1,231	16
O'Charleys, Inc.	3,300	7
Overstock.com, Inc. (Æ)	400	3
Papa John's International, Inc. (Æ)	2,100	46
PF Chang's China Bistro, Inc. (Æ)	4,600	91
Pinnacle Entertainment, Inc. (Æ)	900	7
Polaris Industries, Inc.	2,900	53
Pre-Paid Legal Services, Inc. (Æ)	2,300	73
RC2 Corp. (Æ)	900	4
RCN Corp. (Æ)	5,700	24
Red Robin Gourmet Burgers, Inc. (Æ)	3,000	43
Regis Corp.	2,100	26
Rent-A-Center, Inc. Class A (Æ)	4,952	87
Retail Ventures, Inc. (Æ)	1,300	2
Ryland Group, Inc.	2,500	35
Sauer-Danfoss, Inc.	2,300	13
Shoe Carnival, Inc. (Æ)	600	4
Shuffle Master, Inc. (Æ)	3,000	9
Sinclair Broadcast Group, Inc. Class A	5,600	6
Steinway Musical Instruments (Æ)	400	4
Stewart Enterprises, Inc. Class A	8,300	19
Stoneridge, Inc. (Æ)	3,700	7
Tempur-Pedic International, Inc.	5,800	36
Thinkorswim Group, Inc. (Æ)	2,800	22
Timberland Co. Class A (Æ)	5,200	58
Town Sports International Holdings, Inc. (Æ)	1,383	3
Tractor Supply Co. (Æ)	2,200	69
Tupperware Brands Corp.	1,400	20
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	1,000	6
Unifi, Inc. (Æ)	4,700	3
Unifirst Corp.	1,500	36
Vail Resorts, Inc. (Æ)	1,600	30
Warnaco Group, Inc. (The) (Æ)	200	4
Wendy's/Arby's Group, Inc.	2,400	11

Enhanced Small Cap Fund
31

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Wet Seal, Inc. (The) Class A (Æ)	6,400	16
WMS Industries, Inc. (Æ)	2,300	42
		2,517
Consumer Staples - 3.5%
Alliance One International, Inc. (Æ)	14,300	49
American Oriental Bioengineering, Inc. (Æ)	2,300	9
Boston Beer Co., Inc. Class A (Æ)	400	10
Cadiz, Inc. (Æ)	300	2
Cal-Maine Foods, Inc.	2,300	51
Casey's General Stores, Inc.	4,500	90
Central Garden and Pet Co. (Æ)	3,400	25
Chiquita Brands International, Inc. (Æ)	3,400	17
Darling International, Inc. (Æ)	11,100	48
Flowers Foods, Inc.	525	12
Green Mountain Coffee Roasters, Inc. (Æ)	300	11
J&J Snack Foods Corp.	1,200	38
Lancaster Colony Corp.	300	12
Lance, Inc.	300	7
Nash Finch Co.	1,300	45
Nu Skin Enterprises, Inc. Class A	1,300	12
Pantry, Inc. (The) (Æ)	1,935	30
Prestige Brands Holdings, Inc. (Æ)	4,700	26
Ralcorp Holdings, Inc. (Æ)	2,300	139
Seaboard Corp.	35	31
Spartan Stores, Inc.	1,700	26
TreeHouse Foods, Inc. (Æ)	700	19
USANA Health Sciences, Inc. (Æ)	100	2
Vector Group, Ltd.	1,072	13
Village Super Market, Inc.	200	5
Winn-Dixie Stores, Inc. (Æ)	2,000	19
		748
Energy - 3.5%
Arena Resources, Inc. (Æ)	2,100	45
Atlas America, Inc.	1,100	11
Basic Energy Services, Inc. (Æ)	2,500	16
Bill Barrett Corp. (Æ)	4,600	89
Brigham Exploration Co. (Æ)	2,700	4
Cal Dive International, Inc. (Æ)	1,900	10
Callon Petroleum Co. (Æ)	3,900	5
Clayton Williams Energy, Inc. (Æ)	600	15
Complete Production Services, Inc. (Æ)	5,300	16
Comstock Resources, Inc. (Æ)	2,600	79
Concho Resources, Inc. (Æ)	900	18
Contango Oil & Gas Co. (Æ)	300	11
Delek US Holdings, Inc.	500	3
Dril-Quip, Inc. (Æ)	600	13
EXCO Resources, Inc. (Æ)	3,000	27

	Principal Amount ($) or Shares	Market Value $
General Maritime Corp.	600	5
GMX Resources, Inc. (Æ)	700	12
Goodrich Petroleum Corp. (Æ)	1,700	34
Gran Tierra Energy, Inc. (Æ)	1,800	4
Gulf Island Fabrication, Inc.	400	3
Gulfmark Offshore, Inc. (Æ)	1,100	23
Hornbeck Offshore Services, Inc. (Æ)	1,200	16
Knightsbridge Tankers, Ltd.	800	10
Lufkin Industries, Inc.	400	13
McMoRan Exploration Co. (Æ)	6,500	30
Newpark Resources (Æ)	400	1
Penn Virginia Corp.	1,200	17
Petroleum Development Corp. (Æ)	1,200	14
PHI, Inc. (Æ)	300	3
Pioneer Drilling Co. (Æ)	5,100	20
Rosetta Resources, Inc. (Æ)	8,300	42
RPC, Inc.	2,000	12
TXCO Resources, Inc. (Æ)	1,800	3
Union Drilling, Inc. (Æ)	2,000	7
Vaalco Energy, Inc. (Æ)	9,400	54
Westmoreland Coal Co. (Æ)	1,200	7
Willbros Group, Inc. (Æ)	1,800	13
World Fuel Services Corp.	1,496	43
		748
Financials - 19.3%
1st Source Corp.	3,060	55
Advance America Cash Advance Centers, Inc.	300	—	±
Alexander's, Inc. (ö)	100	14
American Capital Agency Corp. (ö)	500	8
American Equity Investment Life Holding Co.	7,900	30
American Physicians Capital, Inc.	1,200	51
Ameris Bancorp	1,000	5
Amerisafe, Inc. (Æ)	900	13
Amtrust Financial Services, Inc.	4,900	41
Anworth Mortgage Asset Corp. (ö)	10,800	65
Apollo Investment Corp.	2,700	11
Ares Capital Corp.	2,800	10
Argo Group International Holdings, Ltd. (Æ)	1,137	32
Arrow Financial Corp.	400	9
Ashford Hospitality Trust, Inc. (ö)	3,100	3
Aspen Insurance Holdings, Ltd.	4,900	107
Associated Estates Realty Corp. (ö)	4,800	26
Bancfirst Corp.	400	14
Banco Latinoamericano de Exportaciones SA Class E	4,860	44
Bank of the Ozarks, Inc.	600	12
BankFinancial Corp.	300	3

Enhanced Small Cap Fund
32

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Beneficial Mutual Bancorp, Inc. (Æ)	400	4
Berkshire Hills Bancorp, Inc.	1,300	27
BioMed Realty Trust, Inc. (ö)	3,200	27
Boston Private Financial Holdings, Inc.	3,000	10
Calamos Asset Management, Inc. Class A	800	3
CapLease, Inc. (ö)	5,900	12
Capstead Mortgage Corp. (ö)	2,000	20
Cash America International, Inc.	1,000	14
Cathay General Bancorp	1,000	10
Cedar Shopping Centers, Inc. (ö)	3,400	16
Central Pacific Financial Corp.	1,800	7
Chemical Financial Corp.	800	15
City Holding Co.	1,900	50
Clifton Savings Bancorp, Inc.	400	4
CNA Surety Corp. (Æ)	900	13
Cogdell Spencer, Inc. (ö)	600	4
Colonial Properties Trust (ö)	2,200	8
Community Bank System, Inc.	1,300	22
Community Trust Bancorp, Inc.	500	13
Compass Diversified Holdings	4,900	43
Corporate Office Properties Trust SBI MD (ö)	1,600	40
Cousins Properties, Inc. (ö)	2,100	15
DiamondRock Hospitality Co. (ö)	5,400	17
Dime Community Bancshares	1,700	17
Downey Financial Corp.	700	—	±
DuPont Fabros Technology, Inc. (ö)	2,800	15
Education Realty Trust, Inc. (ö)	6,200	23
Employers Holdings, Inc.	1,900	18
Encore Capital Group, Inc. (Æ)	3,300	13
Entertainment Properties Trust (ö)	2,200	33
Evercore Partners, Inc. Class A	300	4
Extra Space Storage, Inc. (ö)	800	5
Ezcorp, Inc. Class A (Æ)	4,400	45
Farmers Capital Bank Corp.	100	1
FelCor Lodging Trust, Inc. (ö)	2,716	2
First Bancorp	7,700	34
First Busey Corp.	300	2
First Commonwealth Financial Corp.	4,000	33
First Community Bancshares, Inc.	500	6
First Financial Bancorp	2,000	15
First Financial Corp.	400	13
First Financial Northwest, Inc.	5,800	43
First Industrial Realty Trust, Inc. (ö)	3,300	7
First Merchants Corp.	1,100	11
First Niagara Financial Group, Inc.	1,000	12
First Place Financial Corp.	3,700	8
First Potomac Realty Trust (ö)	5,700	42
FirstMerit Corp.	600	9
Flagstone Reinsurance Holdings, Ltd.	4,000	30
Flushing Financial Corp.	1,100	7

	Principal Amount ($) or Shares	Market Value $
Fox Chase Bancorp, Inc. (Æ)	2,200	19
Fpic Insurance Group, Inc. (Æ)	1,100	41
Getty Realty Corp. (ö)	2,000	33
Glacier Bancorp, Inc.	1,400	22
Glimcher Realty Trust (ö)	5,200	7
Greenhill & Co., Inc.	200	13
Greenlight Capital Re, Ltd. (Æ)	3,500	51
Hancock Holding Co.	1,400	40
Harleysville Group, Inc.	2,000	59
Harleysville National Corp.	700	5
Hercules Technology Growth Capital, Inc.	800	3
Highwoods Properties, Inc. (ö)	4,400	83
Home Properties, Inc. (ö)	1,400	37
Horace Mann Educators Corp.	1,400	11
Iberiabank Corp.	800	35
Independent Bank Corp./Rockland MA	600	9
Inland Real Estate Corp. (ö)	600	5
Integra Bank Corp.	1,175	1
Interactive Brokers Group, Inc. Class A (Æ)	1,400	20
International Assets Holding Corp. (Æ)	967	7
International Bancshares Corp.	4,100	41
IPC Holdings, Ltd.	3,200	81
Kansas City Life Insurance Co.	700	17
Kearny Financial Corp.	900	9
Knight Capital Group, Inc. Class A (Æ)	5,800	102
LaBranche & Co., Inc. (Æ)	7,400	43
Ladenburg Thalmann Financial Services, Inc. (Æ)	2,400	1
Lakeland Bancorp, Inc.	565	4
Lakeland Financial Corp.	400	7
Lexington Realty Trust (ö)	15,900	51
LTC Properties, Inc. (ö)	1,700	29
MainSource Financial Group, Inc.	1,920	11
Max Capital Group, Ltd.	1,000	16
MB Financial, Inc.	1,800	23
MCG Capital Corp.	600	—	±
Medical Properties Trust, Inc. (ö)	6,300	22
MFA Financial, Inc. (ö)	10,100	58
Mid-America Apartment Communities, Inc. (ö)	2,400	62
Montpelier Re Holdings, Ltd.	6,000	76
National Financial Partners Corp.	300	1
National Health Investors, Inc. (ö)	200	5
National Retail Properties, Inc. (ö)	1,000	14
NBT Bancorp, Inc.	2,600	51
Nelnet, Inc. Class A (Æ)	900	5
NewAlliance Bancshares, Inc.	6,100	70
NorthStar Realty Finance Corp. (ö)	6,029	12
OceanFirst Financial Corp.	900	9
Ocwen Financial Corp. (Æ)	1,500	14

Enhanced Small Cap Fund
33

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Odyssey Re Holdings Corp.	1,300	60
Old National Bancorp	5,100	59
Omega Healthcare Investors, Inc. (ö)	800	10
optionsXpress Holdings, Inc.	3,900	38
Pacific Capital Bancorp NA	2,500	18
PacWest Bancorp	2,900	40
Park National Corp.	400	19
Parkway Properties, Inc. (ö)	1,200	14
Pennsylvania Real Estate Investment Trust (ö)	3,900	12
Penson Worldwide, Inc. (Æ)	800	4
Peoples Bancorp, Inc.	1,000	9
Phoenix Cos., Inc. (The)	800	—	±
Pico Holdings, Inc. (Æ)	1,400	31
Platinum Underwriters Holdings, Ltd.	3,200	90
PMA Capital Corp. Class A (Æ)	3,483	18
Portfolio Recovery Associates, Inc. (Æ)	700	16
ProAssurance Corp. (Æ)	600	29
Prospect Capital Corp.	1,400	11
Prosperity Bancshares, Inc.	2,100	54
Provident Bankshares Corp.	3,400	20
Provident Financial Services, Inc.	5,200	49
Provident New York Bancorp	500	4
PS Business Parks, Inc. (ö)	1,700	58
Radian Group, Inc.	2,700	5
RAIT Financial Trust (ö)	12,900	11
Realty Income Corp. (ö)	1,200	21
Republic Bancorp, Inc. Class A	1,820	34
Resource Capital Corp. (ö)	4,300	7
Santander BanCorp	1,400	12
Saul Centers, Inc. (ö)	1,200	31
SCBT Financial Corp.	200	4
SeaBright Insurance Holdings, Inc. (Æ)	3,500	34
Senior Housing Properties Trust (ö)	2,300	29
Simmons First National Corp. Class A	900	23
South Financial Group, Inc. (The)	2,400	3
Southside Bancshares, Inc.	800	14
Southwest Bancorp, Inc.	1,300	13
Sterling Bancorp Class N	400	3
Sterling Bancshares, Inc.	2,500	14
Stifel Financial Corp. (Æ)	700	23
Strategic Hotels & Resorts, Inc. (ö)	12,900	11
Suffolk Bancorp	1,200	31
Sun Communities, Inc. (ö)	4,400	39
Sunstone Hotel Investors, Inc. (ö)	14,894	33
Susquehanna Bancshares, Inc.	2,800	25
SWS Group, Inc.	800	11
SY Bancorp, Inc.	100	2
Tanger Factory Outlet Centers (ö)	500	14
Tower Group, Inc.	400	8
TowneBank	800	11
TradeStation Group, Inc. (Æ)	1,000	5

	Principal Amount ($) or Shares	Market Value $
Trustco Bank Corp. NY	2,600	16
U-Store-It Trust (ö)	5,600	14
UCBH Holdings, Inc.	3,000	5
UMB Financial Corp.	2,100	80
Umpqua Holdings Corp.	2,600	22
United Bankshares, Inc.	1,800	28
Univest Corp. of Pennsylvania	200	4
Validus Holdings, Ltd.	400	10
WesBanco, Inc.	2,900	51
Westwood Holdings Group, Inc.	700	25
Wilshire Bancorp, Inc.	1,800	9
World Acceptance Corp. (Æ)	700	10
WSFS Financial Corp.	600	13
		4,151
Health Care - 14.3%
Acorda Therapeutics, Inc. (Æ)	900	20
Adolor Corp. (Æ)	1,500	3
Affymetrix, Inc. (Æ)	4,500	10
Albany Molecular Research, Inc. (Æ)	6,300	55
Alexion Pharmaceuticals, Inc. (Æ)	2,300	79
Align Technology, Inc. (Æ)	3,600	25
Alkermes, Inc. (Æ)	3,400	34
Alliance HealthCare Services, Inc. (Æ)	7,400	61
Allos Therapeutics, Inc. (Æ)	2,100	12
Allscripts-Misys Healthcare Solutions, Inc.	2,600	23
Alnylam Pharmaceuticals, Inc. (Æ)	2,900	53
AMAG Pharmaceuticals, Inc. (Æ)	500	14
Amedisys, Inc. (Æ)	900	29
American Medical Systems Holdings, Inc. (Æ)	1,700	18
AMERIGROUP Corp. Class A (Æ)	3,700	92
Amicus Therapeutics, Inc. (Æ)	1,300	10
AMN Healthcare Services, Inc. (Æ)	3,500	23
Amsurg Corp. Class A (Æ)	1,000	16
Angiodynamics, Inc. (Æ)	1,500	18
Arqule, Inc. (Æ)	600	2
Auxilium Pharmaceuticals, Inc. (Æ)	500	14
Bio-Rad Laboratories, Inc. Class A (Æ)	900	50
Biodel, Inc. (Æ)	800	3
BioMimetic Therapeutics, Inc. (Æ)	1,900	16
Bruker Corp. (Æ)	2,800	12
Cadence Pharmaceuticals, Inc. (Æ)	1,100	7
Cantel Medical Corp. (Æ)	300	4
Cardiac Science Corp. (Æ)	2,100	8
CardioNet, Inc. (Æ)	400	10
Celldex Therapeutics, Inc. (Æ)	4,200	29
Centene Corp. (Æ)	5,400	92
Chemed Corp.	600	24
Conmed Corp. (Æ)	4,600	62

Enhanced Small Cap Fund
34

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Corvel Corp. (Æ)	500	9
CryoLife, Inc. (Æ)	300	1
Cubist Pharmaceuticals, Inc. (Æ)	3,200	45
CV Therapeutics, Inc. (Æ)	3,900	62
Cyberonics, Inc. (Æ)	300	4
Cynosure, Inc. Class A (Æ)	700	4
Dendreon Corp. (Æ)	3,100	9
Depomed, Inc. (Æ)	4,600	8
Durect Corp. (Æ)	1,100	2
Emergent Biosolutions, Inc. (Æ)	1,800	35
Enzon Pharmaceuticals, Inc. (Æ)	12,800	68
eResearchTechnology, Inc. (Æ)	2,600	13
ev3, Inc. (Æ)	3,400	20
Exelixis, Inc. (Æ)	2,100	9
Facet Biotech Corp. (Æ)	760	5
Genomic Health, Inc. (Æ)	500	10
Geron Corp. (Æ)	2,400	11
Greatbatch, Inc. (Æ)	1,600	31
Haemonetics Corp. (Æ)	300	16
Healthsouth Corp. (Æ)	200	2
Healthspring, Inc. (Æ)	6,100	49
Healthways, Inc. (Æ)	1,000	9
Human Genome Sciences, Inc. (Æ)	6,700	13
ICU Medical, Inc. (Æ)	500	16
Idenix Pharmaceuticals, Inc. (Æ)	600	2
Indevus Pharmaceuticals, Inc. (Æ)	2,200	11
Insulet Corp. (Æ)	800	5
Integra LifeSciences Holdings Corp. (Æ)	500	13
Invacare Corp.	4,800	77
IRIS International, Inc. (Æ)	400	4
Isis Pharmaceuticals, Inc. (Æ)	5,700	73
Kensey Nash Corp. (Æ)	500	10
Kindred Healthcare, Inc. (Æ)	3,300	47
Magellan Health Services, Inc. (Æ)	400	13
MannKind Corp. (Æ)	900	2
Martek Biosciences Corp. (Æ)	1,300	24
Masimo Corp. (Æ)	400	10
Maxygen, Inc. (Æ)	2,438	17
Medarex, Inc. (Æ)	4,900	19
MedAssets, Inc. (Æ)	800	12
Medcath Corp. (Æ)	1,400	11
Medicis Pharmaceutical Corp. Class A	2,700	30
Merit Medical Systems, Inc. (Æ)	1,100	12
Molina Healthcare, Inc. (Æ)	900	17
Momenta Pharmaceuticals, Inc. (Æ)	3,400	33
Myriad Genetics, Inc. (Æ)	1,300	102
Nabi Biopharmaceuticals (Æ)	3,000	11
Nektar Therapeutics (Æ)	2,800	13
Neurocrine Biosciences, Inc. (Æ)	2,229	7
Nighthawk Radiology Holdings, Inc. (Æ)	2,700	7
NPS Pharmaceuticals, Inc. (Æ)	4,500	20
NuVasive, Inc. (Æ)	1,100	31

	Principal Amount ($) or Shares	Market Value $
NxStage Medical, Inc. (Æ)	3,200	10
Obagi Medical Products, Inc. (Æ)	500	3
Odyssey HealthCare, Inc. (Æ)	2,300	24
Onyx Pharmaceuticals, Inc. (Æ)	2,200	66
Optimer Pharmaceuticals, Inc. (Æ)	500	5
OraSure Technologies, Inc. (Æ)	2,300	6
Orthofix International NV (Æ)	600	10
OSI Pharmaceuticals, Inc. (Æ)	900	31
Osiris Therapeutics, Inc. (Æ)	1,100	20
Owens & Minor, Inc.	1,200	40
Pain Therapeutics, Inc. (Æ)	2,100	9
Par Pharmaceutical Cos., Inc. (Æ)	565	8
PDL BioPharma, Inc.	7,900	46
PharMerica Corp. (Æ)	1,600	27
Progenics Pharmaceuticals, Inc. (Æ)	600	4
PSS World Medical, Inc. (Æ)	2,800	40
Psychiatric Solutions, Inc. (Æ)	700	12
Questcor Pharmaceuticals, Inc. (Æ)	3,800	18
Quidel Corp. (Æ)	1,400	15
Regeneron Pharmaceuticals, Inc. (Æ)	1,500	21
RehabCare Group, Inc. (Æ)	2,500	37
Res-Care, Inc. (Æ)	2,700	33
Rigel Pharmaceuticals, Inc. (Æ)	1,000	5
Salix Pharmaceuticals, Ltd. (Æ)	3,200	24
Seattle Genetics, Inc. (Æ)	3,400	27
Sequenom, Inc. (Æ)	1,700	25
Somanetics Corp. (Æ)	2,600	32
SonoSite, Inc. (Æ)	300	6
Stereotaxis, Inc. (Æ)	3,800	12
STERIS Corp.	5,400	124
Sun Healthcare Group, Inc. (Æ)	500	4
SurModics, Inc. (Æ)	500	9
Theravance, Inc. (Æ)	1,300	18
Thoratec Corp. (Æ)	1,400	32
United Therapeutics Corp. (Æ)	300	20
Universal American Corp. (Æ)	3,200	21
Valeant Pharmaceuticals International (Æ)	4,400	77
Varian, Inc. (Æ)	2,300	52
Viropharma, Inc. (Æ)	8,700	36
Vivus, Inc. (Æ)	7,100	29
Volcano Corp. (Æ)	1,600	24
Zoll Medical Corp. (Æ)	200	3
		3,077
Industrials - 15.4%
AAON, Inc.	200	3
Actuant Corp. Class A	3,000	31
Acuity Brands, Inc.	1,400	32
Administaff, Inc.	1,400	27
Advisory Board Co. (The) (Æ)	200	3
Alaska Air Group, Inc. (Æ)	3,200	70

Enhanced Small Cap Fund
35

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Altra Holdings, Inc. (Æ)	2,300	12
Amerco, Inc. (Æ)	500	14
American Reprographics Co. (Æ)	2,600	10
American Science & Engineering, Inc.	300	18
American Woodmark Corp.	2,700	39
Ameron International Corp.	200	10
Ampco-Pittsburgh Corp.	1,400	15
AO Smith Corp.	2,400	61
Apogee Enterprises, Inc.	1,800	17
Applied Industrial Technologies, Inc.	3,100	50
Applied Signal Technology, Inc.	600	11
Argon ST, Inc. (Æ)	1,000	17
Arkansas Best Corp.	2,300	40
Astec Industries, Inc. (Æ)	500	11
ATC Technology Corp. (Æ)	4,000	42
Barnes Group, Inc.	1,100	10
Beacon Roofing Supply, Inc. (Æ)	2,000	22
Brady Corp. Class A	2,100	36
CBIZ, Inc. (Æ)	4,700	32
CDI Corp.	800	6
Celadon Group, Inc. (Æ)	1,800	10
Ceradyne, Inc. (Æ)	3,800	65
Chart Industries, Inc. (Æ)	4,100	26
CIRCOR International, Inc.	2,000	44
Comfort Systems USA, Inc.	3,400	32
CoStar Group, Inc. (Æ)	100	3
CRA International, Inc. (Æ)	600	13
Cubic Corp.	1,800	47
Deluxe Corp.	1,800	14
Ducommun, Inc.	500	6
Dycom Industries, Inc. (Æ)	3,000	14
Dynamex, Inc. (Æ)	300	3
DynCorp International, Inc. Class A (Æ)	500	6
EMCOR Group, Inc. (Æ)	6,000	92
Energy Conversion Devices, Inc. (Æ)	1,900	42
EnerSys (Æ)	1,600	17
EnPro Industries, Inc. (Æ)	3,900	64
ESCO Technologies, Inc. (Æ)	100	3
Exponent, Inc. (Æ)	300	7
Federal Signal Corp.	2,000	13
Force Protection, Inc. (Æ)	7,300	38
FuelCell Energy, Inc. (Æ)	9,900	27
Genco Shipping & Trading, Ltd.	1,100	14
GeoEye, Inc. (Æ)	600	14
Gibraltar Industries, Inc.	3,400	22
GrafTech International, Ltd. (Æ)	6,300	36
Graham Corp.	400	3
Granite Construction, Inc.	2,400	85
GT Solar International, Inc. (Æ)	2,300	10
H&E Equipment Services, Inc. (Æ)	2,900	15
Hawaiian Holdings, Inc. (Æ)	7,800	25
Heartland Express, Inc.	4,666	58

	Principal Amount ($) or Shares	Market Value $
Heico Corp.	500	12
Heidrick & Struggles International, Inc.	1,423	23
Herman Miller, Inc.	3,100	31
Hexcel Corp. (Æ)	2,200	14
HNI Corp.	1,600	16
Houston Wire & Cable Co.	4,300	26
HUB Group, Inc. Class A (Æ)	2,100	38
Hudson Highland Group, Inc. (Æ)	10,400	12
Huron Consulting Group, Inc. (Æ)	100	4
II-VI, Inc. (Æ)	500	9
Insteel Industries, Inc.	3,600	23
Kadant, Inc. (Æ)	1,900	17
Kaman Corp. Class A	1,000	12
Kelly Services, Inc. Class A	2,200	17
Kenexa Corp. (Æ)	2,000	9
Kforce, Inc. (Æ)	3,400	22
Kimball International, Inc. Class B	2,700	16
Knoll, Inc.	2,800	19
Korn/Ferry International (Æ)	500	5
Layne Christensen Co. (Æ)	1,400	23
Lydall, Inc. (Æ)	8,700	24
M&F Worldwide Corp. (Æ)	1,900	20
Marten Transport, Ltd. (Æ)	1,300	22
MasTec, Inc. (Æ)	1,300	12
Mcgrath Rentcorp	1,000	16
MPS Group, Inc. (Æ)	5,200	26
Mueller Water Products, Inc. Class A	3,200	7
Navigant Consulting, Inc. (Æ)	4,400	57
NCI Building Systems, Inc. (Æ)	1,900	10
NN, Inc.	6,000	6
Nordson Corp.	2,100	52
Old Dominion Freight Line, Inc. (Æ)	1,600	35
On Assignment, Inc. (Æ)	1,900	5
Orbital Sciences Corp. (Æ)	1,300	18
Pacer International, Inc.	6,200	18
Perini Corp. (Æ)	1,400	21
PHH Corp. (Æ)	500	5
Pike Electric Corp. (Æ)	500	4
Polypore International, Inc. (Æ)	500	2
Pool Corp.	700	9
PRG-Schultz International, Inc. (Æ)	3,800	14
Regal-Beloit Corp.	600	17
Republic Airways Holdings, Inc. (Æ)	2,700	19
Resources Connection, Inc. (Æ)	2,100	29
Robbins & Myers, Inc.	3,200	52
RSC Holdings, Inc. (Æ)	2,900	13
Saia, Inc. (Æ)	1,700	15
Simpson Manufacturing Co., Inc.	615	10
Skywest, Inc.	6,300	65
Spherion Corp. (Æ)	13,834	17
Standard Parking Corp. (Æ)	2,800	46
Standard Register Co. (The)	2,300	11

Enhanced Small Cap Fund
36

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Standex International Corp.	200	2
Steiner Leisure, Ltd. (Æ)	800	20
Sun Hydraulics Corp.	200	3
SYKES Enterprises, Inc. (Æ)	3,500	56
TAL International Group, Inc.	900	7
Taser International, Inc. (Æ)	3,600	15
TBS International, Ltd. Class A (Æ)	500	3
Tecumseh Products Co. Class A (Æ)	2,400	13
Tennant Co.	600	6
Tetra Tech, Inc. (Æ)	2,400	54
Titan International, Inc.	1,950	11
Titan Machinery, Inc. (Æ)	300	3
TransDigm Group, Inc. (Æ)	600	21
Tredegar Corp.	2,700	45
Triumph Group, Inc.	800	29
TrueBlue, Inc. (Æ)	5,600	39
Twin Disc, Inc.	2,300	11
UAL Corp. (Æ)	1,500	7
United Stationers, Inc. (Æ)	2,000	43
US Airways Group, Inc. (Æ)	1,600	5
Viad Corp.	2,500	35
VSE Corp.	100	2
Wabash National Corp.	900	2
Wabtec Corp.	1,600	43
Waste Connections, Inc. (Æ)	3,850	92
Waste Services, Inc. (Æ)	2,000	9
Watson Wyatt Worldwide, Inc. Class A	900	44
Watts Water Technologies, Inc. Class A	1,400	24
Werner Enterprises, Inc.	5,600	76
Woodward Governor Co.	3,100	53
Xerium Technologies, Inc. (Æ)	4,500	3
YRC Worldwide, Inc. (Æ)	3,900	9
		3,317
Information Technology - 18.4%
3Com Corp. (Æ)	26,600	59
3PAR, Inc. (Æ)	600	4
ACI Worldwide, Inc. (Æ)	3,700	66
Actel Corp. (Æ)	3,600	33
Acxiom Corp.	11,600	96
Adaptec, Inc. (Æ)	2,500	6
Adtran, Inc.	1,700	25
Agilysys, Inc.	3,700	13
American Superconductor Corp. (Æ)	1,300	18
Applied Micro Circuits Corp. (Æ)	5,100	18
Arris Group, Inc. (Æ)	8,993	55
Art Technology Group, Inc. (Æ)	1,200	3
AsiaInfo Holdings, Inc. (Æ)	600	7
Atheros Communications, Inc. (Æ)	700	8
Avocent Corp. (Æ)	2,000	24
Benchmark Electronics, Inc. (Æ)	5,900	58

	Principal Amount ($) or Shares	Market Value $
Black Box Corp.	1,200	24
Brightpoint, Inc. (Æ)	2,000	8
Brooks Automation, Inc. (Æ)	3,500	15
CACI International, Inc. Class A (Æ)	600	26
Ciber, Inc. (Æ)	6,300	16
Cirrus Logic, Inc. (Æ)	9,200	33
Cogent, Inc. (Æ)	2,000	21
Cognex Corp.	2,400	26
Cogo Group, Inc. (Æ)	1,000	6
Coherent, Inc. (Æ)	3,300	51
Compellent Technologies, Inc. (Æ)	1,200	16
Comtech Telecommunications Corp. (Æ)	600	23
CSG Systems International, Inc. (Æ)	5,800	78
CTS Corp.	2,300	7
Cybersource Corp. (Æ)	1,400	17
Cymer, Inc. (Æ)	2,500	46
DealerTrack Holdings, Inc. (Æ)	300	3
Digi International, Inc. (Æ)	5,500	39
Digital River, Inc. (Æ)	3,900	93
DivX, Inc. (Æ)	1,600	7
DSP Group, Inc. (Æ)	1,700	9
Earthlink, Inc. (Æ)	10,800	68
Ebix, Inc. (Æ)	200	4
Electronics for Imaging, Inc. (Æ)	400	4
EPIQ Systems, Inc. (Æ)	1,050	18
Fair Isaac Corp.	1,900	21
Forrester Research, Inc. (Æ)	3,400	62
Gartner, Inc. (Æ)	5,400	55
Global Cash Access Holdings, Inc. (Æ)	5,777	16
Harmonic, Inc. (Æ)	2,684	15
Harris Stratex Networks, Inc. Class A (Æ)	1,877	7
Heartland Payment Systems, Inc.	600	3
Hutchinson Technology, Inc. (Æ)	1,100	2
i2 Technologies, Inc. (Æ)	300	2
iGate Corp.	2,100	6
Imation Corp.	4,400	35
Infinera Corp. (Æ)	3,700	27
infoGROUP, Inc. (Æ)	13,200	39
Infospace, Inc. (Æ)	2,800	15
InterDigital, Inc. (Æ)	3,300	97
Internap Network Services Corp. (Æ)	5,700	17
IXYS Corp.	1,300	11
j2 Global Communications, Inc. (Æ)	1,900	36
JDA Software Group, Inc. (Æ)	3,400	33
L-1 Identity Solutions, Inc. Class 1 (Æ)	1,800	8
Lawson Software, Inc. (Æ)	7,567	29
Littelfuse, Inc. (Æ)	2,600	30
LoopNet, Inc. (Æ)	1,700	10
Manhattan Associates, Inc. (Æ)	2,600	39
Mantech International Corp. Class A (Æ)	800	42
MAXIMUS, Inc.	1,100	41
Mentor Graphics Corp. (Æ)	1,000	4

Enhanced Small Cap Fund
37

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Methode Electronics, Inc.	9,000	32
Micrel, Inc.	10,600	71
Micros Systems, Inc. (Æ)	1,900	31
Microsemi Corp. (Æ)	2,500	25
MicroStrategy, Inc. Class A (Æ)	1,200	44
MKS Instruments, Inc. (Æ)	5,600	71
Monotype Imaging Holdings, Inc. (Æ)	6,300	16
MTS Systems Corp.	900	21
Multi-Fineline Electronix, Inc. (Æ)	1,300	19
Net 1 UEPS Technologies, Inc. (Æ)	1,800	26
Netezza Corp. (Æ)	1,700	10
Netgear, Inc. (Æ)	2,000	22
NIC, Inc.	800	4
Novatel Wireless, Inc. (Æ)	3,500	19
OSI Systems, Inc. (Æ)	300	5
Palm, Inc. (Æ)	4,400	32
Parametric Technology Corp. (Æ)	3,140	26
PC-Telephone, Inc.	1,700	9
Pegasystems, Inc.	3,100	44
Perficient, Inc. (Æ)	700	2
Pericom Semiconductor Corp. (Æ)	3,900	21
Perot Systems Corp. Class A (Æ)	2,200	25
Plexus Corp. (Æ)	1,000	13
PMC - Sierra, Inc. (Æ)	4,400	22
Polycom, Inc. (Æ)	4,800	64
Power Integrations, Inc.	600	11
Progress Software Corp. (Æ)	3,600	57
Quest Software, Inc. (Æ)	2,300	26
Rackable Systems, Inc. (Æ)	3,800	14
RF Micro Devices, Inc. (Æ)	2,400	2
RightNow Technologies, Inc. (Æ)	500	4
Riverbed Technology, Inc. (Æ)	5,200	54
Rofin-Sinar Technologies, Inc. (Æ)	600	9
Rogers Corp. (Æ)	2,700	49
Rubicon Technology, Inc. (Æ)	1,766	7
S1 Corp. (Æ)	2,700	15
Sapient Corp. (Æ)	5,600	21
SAVVIS, Inc. (Æ)	2,600	15
Semtech Corp. (Æ)	6,700	79
Sigma Designs, Inc. (Æ)	998	14
Silicon Image, Inc. (Æ)	10,100	23
Silicon Storage Technology, Inc. (Æ)	20,600	30
Skyworks Solutions, Inc. (Æ)	10,800	70
Solera Holdings, Inc. (Æ)	1,200	25
SonicWALL, Inc. (Æ)	9,800	43
SPSS, Inc. (Æ)	3,100	78
Standard Microsystems Corp. (Æ)	800	12
SuccessFactors, Inc. (Æ)	5,200	26
Switch & Data Facilities Co., Inc. (Æ)	800	5
Sybase, Inc. (Æ)	6,200	169
Symmetricom, Inc. (Æ)	4,335	15
Synaptics, Inc. (Æ)	1,550	32

	Principal Amount ($) or Shares	Market Value $
Take-Two Interactive Software, Inc. (Æ)	4,000	25
Tekelec (Æ)	5,600	69
TeleCommunication Systems, Inc. (Æ)	1,900	16
TeleTech Holdings, Inc. (Æ)	3,800	33
Tessera Technologies, Inc. (Æ)	1,400	15
TIBCO Software, Inc. (Æ)	17,400	84
Time Warner Telecom, Inc. Class A (Æ)	7,900	64
TiVo, Inc. (Æ)	4,000	28
TNS, Inc. (Æ)	500	3
TriQuint Semiconductor, Inc. (Æ)	10,300	24
TTM Technologies, Inc. (Æ)	7,900	36
United Online, Inc.	5,000	23
Viasat, Inc. (Æ)	1,200	22
Vignette Corp. (Æ)	4,100	27
VistaPrint, Ltd. (Æ)	1,200	29
Volterra Semiconductor Corp. (Æ)	2,300	19
Websense, Inc. (Æ)	1,200	13
Wind River Systems, Inc. (Æ)	1,900	14
		3,976
Materials - 3.7%
Brush Engineered Materials, Inc. (Æ)	800	10
Buckeye Technologies, Inc. (Æ)	10,300	23
Calgon Carbon Corp. (Æ)	700	10
Compass Minerals International, Inc.	600	31
Glatfelter	3,500	22
HB Fuller Co.	4,100	47
Headwaters, Inc. (Æ)	1,400	3
Hecla Mining Co. (Æ)	3,700	6
Innophos Holdings, Inc.	1,900	20
Lawson Products, Inc.	400	7
Minerals Technologies, Inc.	2,000	60
Myers Industries, Inc.	500	2
Olin Corp.	7,400	77
OM Group, Inc. (Æ)	2,100	32
PolyOne Corp. (Æ)	1,400	2
Quaker Chemical Corp.	500	3
Rock-Tenn Co. Class A	3,000	83
Rockwood Holdings, Inc. (Æ)	2,400	14
RTI International Metals, Inc. (Æ)	1,200	13
Schulman A, Inc.	2,100	30
Schweitzer-Mauduit International, Inc.	300	5
Sensient Technologies Corp.	2,700	54
Silgan Holdings, Inc.	1,900	93
Solutia, Inc. (Æ)	2,900	11
Spartech Corp.	1,500	4
Stepan Co.	1,500	43
Stillwater Mining Co. (Æ)	5,300	17
Wausau Paper Corp.	1,600	9
Worthington Industries, Inc.	5,400	44
WR Grace & Co. (Æ)	3,900	22
		797

Enhanced Small Cap Fund
38

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Telecommunication Services - 1.2%
Cbeyond, Inc. (Æ)	400	6
Cogent Communications Group, Inc. (Æ)	1,200	8
DG FastChannel, Inc. (Æ)	400	6
General Communication, Inc. Class A (Æ)	9,800	53
Global Crossing, Ltd. (Æ)	1,400	10
NTELOS Holdings Corp.	1,700	33
Premiere Global Services, Inc. (Æ)	7,200	60
Shenandoah Telecommunications Co.	300	6
Syniverse Holdings, Inc. (Æ)	3,300	50
USA Mobility, Inc. (Æ)	3,100	28
		260
Utilities - 4.0%
Allete, Inc.	1,800	48
Avista Corp.	7,700	110
California Water Service Group	700	27
Central Vermont Public Service Corp.	1,200	25
Cleco Corp.	200	4
El Paso Electric Co. (Æ)	5,800	82
Empire District Electric Co. (The)	300	4
Idacorp, Inc.	5,200	127
Laclede Group, Inc. (The)	1,100	44
Northwest Natural Gas Co.	3,000	123
NorthWestern Corp.	2,200	45
Piedmont Natural Gas Co.	300	7

	Principal Amount ($) or Shares	Market Value $
PNM Resources, Inc.	2,500	19
Portland General Electric Co.	3,900	64
South Jersey Industries, Inc.	500	18
Southwest Gas Corp.	5,500	107
WGL Holdings, Inc.	300	9
		863
Total Common Stocks (cost $31,828)		20,454
Short-Term Investments - 4.4%
AIM Short Term Investment Prime Portfolio	176	—	±
Federated Investors Prime Cash Obligations Fund	956,589	957
Total Short-Term Investments (cost $957)		957
Total Investments - 99.4% (identified cost $32,785)		21,411
Other Assets and Liabilities, Net - 0.6%		130
Net Assets - 100.0%		21,541

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciaion (Depreciation) $
Long Positions
Russell 2000 Mini Index (CME)	23	USD	894	03/09	(77)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(77)

See accompanying notes which are an integral part of the financial statements.

Enhanced Small Cap Fund
39

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	11.7
Consumer Staples	3.5
Energy	3.5
Financials	19.3
Health Care	14.3
Industrials	15.4
Information Technology	18.4
Materials	3.7
Telecommunication Services	1.2
Utilities	4.0
Short-Term Investments	4.4
Total Investments	99.4
Other Assets and Liabilities, Net	0.6
100.0
Futures Contracts	(0.4)

See accompanying notes which are an integral part of the financial statements.

Enhanced Small Cap Fund
40

SSgA
Directional Core Equity Fund

Shareholder Expense Example — February 28, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for this Fund is from September 1, 2008 to February 28, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2008	$1,000.00	$1,000.00
Ending Account Value February 28, 2009	$789.50	$1,015.52
Expenses Paid During Period *	$8.30	$9.35

* Expenses are equal to the Fund's expense ratio of 1.87% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). On an annual basis and based on average daily net assets, the annualized expense ratio is 1.60% not including the dividends from securities sold short as contractually agreed by the advisor. Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Directional Core Equity Fund
41

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SSgA
Directional Core Equity Fund

Schedule of Investments — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 86.0%
Consumer Discretionary - 16.7%
Apollo Group, Inc. Class A (Æ)	1,577	114
AutoZone, Inc. (Æ)	713	102
Big Lots, Inc. (Æ)(Û)	5,140	80
Career Education Corp. (Æ)	4,868	120
Carter's, Inc. (Æ)	6,224	102
Centex Corp.	5,539	34
Childrens Place Retail Stores, Inc. (The) (Æ)	610	11
Gap, Inc. (The)	3,913	42
Harman International Industries, Inc.	7,305	78
Hillenbrand, Inc.	2,274	38
McDonald's Corp.	2,376	124
NVR, Inc. (Æ)(Û)	241	80
		925
Consumer Staples - 5.0%
Coca-Cola Co. (The)(Û)	249	10
Constellation Brands, Inc. Class A (Æ)	2,011	26
Fresh Del Monte Produce, Inc. (Æ)	439	9
Philip Morris International, Inc.	1,380	46
Procter & Gamble Co. (Û)	248	12
Safeway, Inc.	5,408	100
Wal-Mart Stores, Inc.	1,500	74
		277
Energy - 14.4%
Anadarko Petroleum Corp.	646	23
Apache Corp.	851	50
ConocoPhillips	2,949	110
ENSCO International, Inc.	2,653	65
Exxon Mobil Corp. (Û)	3,993	271
Sunoco, Inc.	2,738	92
Transocean, Ltd. (Æ)	1,425	85
Valero Energy Corp.	639	12
World Fuel Services Corp. (Û)	3,125	91
		799
Financials - 7.6%
ACE, Ltd. (Û)	84	3
Aflac, Inc.	496	8
AON Corp.	2,730	104
Axis Capital Holdings, Ltd.	230	5
Bank of America Corp.	649	3
Brown & Brown, Inc.	3,267	55
Cincinnati Financial Corp.	1,493	31
Hatteras Financial Corp. (ö)	1,825	43
JPMorgan Chase & Co.	2,504	57

	Principal Amount ($) or Shares	Market Value $
Knight Capital Group, Inc. Class A (Æ)	5,830	103
Provident Financial Services, Inc.	956	9
		421
Health Care - 15.1%
Amgen, Inc. (Æ)	770	38
Boston Scientific Corp. (Æ)	4,156	29
Cephalon, Inc. (Æ)	607	40
Chemed Corp.	2,947	117
Eli Lilly & Co.	3,990	117
Express Scripts, Inc. Class A (Æ)(Û)	291	15
Gilead Sciences, Inc. (Æ)	375	17
Hill-Rom Holdings, Inc.	1,660	16
IMS Health, Inc.	1,959	24
Johnson & Johnson (Û)	194	10
King Pharmaceuticals, Inc. (Æ)	11,446	84
Martek Biosciences Corp. (Æ)	626	12
Myriad Genetics, Inc. (Æ)	950	75
Omnicare, Inc.	3,792	98
Owens & Minor, Inc. (Û)	197	7
Teleflex, Inc.	1,197	57
Thermo Fisher Scientific, Inc. (Æ)	2,145	78
Viropharma, Inc. (Æ)	633	2
		836
Industrials - 5.3%
Alaska Air Group, Inc. (Æ)	2,260	49
Chart Industries, Inc. (Æ)	3,368	22
EMCOR Group, Inc. (Æ)	1,797	28
Gardner Denver, Inc. (Æ)	3,440	65
General Electric Co. (Û)	886	8
Joy Global, Inc. (Û)	353	6
Lockheed Martin Corp. (Û)	75	5
Shaw Group, Inc. (The) (Æ)	2,806	65
Skywest, Inc.	308	3
WESCO International, Inc. (Æ)	2,689	45
		296
Information Technology - 14.1%
Accenture, Ltd. Class A	650	19
Alliance Data Systems Corp. (Æ)	2,528	75
Avocent Corp. (Æ)	6,762	81
Gartner, Inc. (Æ)	4,381	44
Hewlett-Packard Co.	1,553	45
Ingram Micro, Inc. Class A (Æ)	7,409	81
Intel Corp.	5,450	69
International Business Machines Corp.	1,926	177
Lexmark International, Inc. Class A (Æ)	2,333	40
Microsoft Corp.	364	6
Oracle Corp. (Æ)	795	12

Directional Core Equity Fund
43

SSgA
Directional Core Equity Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Quest Software, Inc. (Æ)	1,751	20
Symantec Corp. (Æ)	8,350	116
		785
Materials - 3.8%
CF Industries Holdings, Inc.	1,065	68
Cliffs Natural Resources, Inc.	559	9
Compass Minerals International, Inc.	474	25
Foster Wheeler AG (Æ)	2,983	45
Pactiv Corp. (Æ)	4,049	64
		211
Telecommunication Services - 0.7%
CenturyTel, Inc.	967	25
Syniverse Holdings, Inc. (Æ)	836	13
		38
Utilities - 3.3%
Centerpoint Energy, Inc.	4,310	44
Consolidated Edison, Inc.	207	7
Dominion Resources, Inc.	134	4
Edison International (Û)	246	7
Integrys Energy Group, Inc.	1,835	44
Unisource Energy Corp.	3,163	80
		186
Total Common Stocks (cost $6,237)		4,774
Short-Term Investments - 0.5%
AIM Short Term Investment Treasury Portfolio	100	— ±
Federated Investors Prime Cash Obligations Fund	29,035	29
Total Short-Term Investments (cost $29)		29
Total Investments - 86.5% (identified cost $6,266)		4,803
Securities Sold Short - (22.4%)
Consumer Discretionary - (3.2%)
Gaylord Entertainment Co. (Æ)	(2,736)	(18)
Goodyear Tire & Rubber Co. (The) (Æ)	(8,377)	(37)
J Crew Group, Inc. (Æ)	(2,502)	(28)
Las Vegas Sands Corp. (Æ)	(9,759)	(22)
Morningstar, Inc. (Æ)	(967)	(27)
Sotheby's Class A	(6,474)	(45)
		(177)

	Principal Amount ($) or Shares	Market Value $
Energy - (5.3%)
Arena Resources, Inc. (Æ)	(1,513)	(32)
Atwood Oceanics, Inc. (Æ)	(3,218)	(49)
Continental Resources, Inc. (Æ)	(1,923)	(31)
EQT Corp.	(1,503)	(46)
Forest Oil Corp. (Æ)	(2,678)	(38)
Hercules Offshore, Inc. (Æ)	(7,595)	(11)
PetroHawk Energy Corp. (Æ)	(3,291)	(56)
Quicksilver Resources, Inc. (Æ)	(3,774)	(23)
Weatherford International, Ltd. (Æ)	(636)	(7)
		(293)
Financials - (0.7%)
First Horizon National Corp.	(1,703)	(16)
Post Properties, Inc. (ö)	(2,417)	(23)
UDR, Inc. (ö)	(127)	(1)
		(40)
Health Care - (4.0%)
Cepheid, Inc. (Æ)	(3,899)	(26)
Eclipsys Corp. (Æ)	(3,799)	(30)
Illumina, Inc. (Æ)	(2,297)	(72)
Intuitive Surgical, Inc. (Æ)	(543)	(49)
Medcath Corp. (Æ)	(5,938)	(48)
		(225)
Industrials - (4.5%)
Corporate Executive Board Co. (The)	(817)	(12)
Energy Conversion Devices, Inc. (Æ)	(1,015)	(22)
Geo Group, Inc. (The) (Æ)	(1,386)	(16)
Hexcel Corp. (Æ)	(6,570)	(41)
Steelcase, Inc. Class A	(9,411)	(38)
Tyco International, Ltd.	(2,296)	(46)
United Stationers, Inc. (Æ)	(301)	(7)
USG Corp. (Æ)	(5,426)	(31)
Woodward Governor Co.	(2,081)	(36)
		(249)
Information Technology - (3.0%)
AVX Corp.	(3,651)	(31)
L-1 Identity Solutions, Inc. (Æ)	(7,193)	(33)
Rofin-Sinar Technologies, Inc. (Æ)	(2,817)	(41)
Time Warner Telecom, Inc. Class A (Æ)	(7,426)	(60)
		(165)
Materials - (0.6%)
Commercial Metals Co.	(2,319)	(24)
OM Group, Inc. (Æ)	(603)	(9)
		(33)

Directional Core Equity Fund
44

SSgA
Directional Core Equity Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Utilities - (1.1%)
Calpine Corp. (Æ)	(4,302)	(24)
Reliant Energy, Inc. (Æ)	(10,402)	(36)
		(60)
Total Securities Sold Short (proceeds $2,025)		(1,242)
Other Assets and Liabilities, Net - 35.9%		1,989
Net Assets - 100.0%		5,550

Presentation of Portfolio Holdings — February 28, 2009 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	16.7
Consumer Staples	5.0
Energy	14.4
Financials	7.6
Health Care	15.1
Industrials	5.3
Information Technology	14.1
Materials	3.8
Telecommunication Services	0.7
Utilities	3.3
Short-Term Investments	0.5
Total Investments	86.5
Securities Sold Short	(22.4)
Other Assets and Liabilities, Net	35.9
100.0

See accompanying notes which are an integral part of the financial statements.

Directional Core Equity Fund
45

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SSgA
Core Edge Equity Fund

Shareholder Expense Example — February 28, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for this Fund is from September 1, 2008 to February 28, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2008	$1,000.00	$1,000.00
Ending Account Value February 28, 2009	$649.60	$1,015.52
Expenses Paid During Period *	$7.65	$9.35

* Expenses are equal to the Fund's expense ratio of 1.87% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). On an annual basis and based on average daily net assets, the annualized expense ratio is 1.60% not including the dividends from securities sold short as contractually agreed by the advisor. Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Core Edge Equity Fund
47

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SSgA
Core Edge Equity Fund

Schedule of Investments — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 126.4%
Consumer Discretionary - 17.0%
Advance Auto Parts, Inc. (Û)	679	26
Aeropostale, Inc. (Æ)(Û)	826	19
Apollo Group, Inc. Class A (Æ)(Û)	1,244	90
AutoNation, Inc. (Æ)(Û)	5,700	57
AutoZone, Inc. (Æ)(Û)	651	93
Big Lots, Inc. (Æ)(Û)	4,282	67
Career Education Corp. (Æ)(Û)	3,878	96
Carter's, Inc. (Æ)(Û)	4,868	79
Dollar Tree, Inc. (Æ)(Û)	881	34
Family Dollar Stores, Inc. (Û)	3,428	94
GameStop Corp. Class A (Æ)(Û)	178	5
Gap, Inc. (The) (Û)	7,608	82
Harman International Industries, Inc.	2,100	22
Hasbro, Inc. (Û)	1,667	38
McDonald's Corp. (Û)	1,074	56
NVR, Inc. (Æ)(Û)	196	65
Polo Ralph Lauren Corp. Class A (Û)	636	22
RadioShack Corp. (Û)	7,515	55
Regis Corp. (Û)	872	11
Ross Stores, Inc. (Û)	1,327	39
Tractor Supply Co. (Æ)	1,046	33
WMS Industries, Inc. (Æ)(Û)	3,246	59
		1,142
Consumer Staples - 11.0%
Altria Group, Inc. (Û)	1,842	28
Chattem, Inc. (Æ)(Û)	827	53
Church & Dwight Co., Inc. (Û)	1,754	86
Coca-Cola Co. (The) (Û)	614	25
Dean Foods Co. (Æ)(Û)	3,830	78
Fresh Del Monte Produce, Inc. (Æ)(Û)	2,465	46
Molson Coors Brewing Co. Class B (Û)	200	7
PepsiCo, Inc. (Û)	371	18
Philip Morris International, Inc. (Û)	1,884	63
Procter & Gamble Co. (Û)	3,058	147
Safeway, Inc.	4,409	82
Wal-Mart Stores, Inc. (Û)	2,143	106
		739
Energy - 18.8%
Apache Corp. (Û)	1,403	83
Chevron Corp. (Û)	3,259	198
Complete Production Services, Inc. (Æ)(Û)	8,104	25
ConocoPhillips (Û)	1,518	57
Devon Energy Corp. (Û)	390	17

	Principal Amount ($) or Shares	Market Value $
Exxon Mobil Corp. (Û)	6,299	428
Hess Corp. (Û)	258	14
Noble Corp.	319	8
Occidental Petroleum Corp. (Û)	819	42
Sunoco, Inc. (Û)	2,500	84
Tesoro Corp. (Û)	5,497	81
Transocean, Ltd. (Æ)	1,431	85
Valero Energy Corp. (Û)	4,095	79
Walter Industries, Inc. Class A	1,228	22
World Fuel Services Corp.	1,126	33
		1,256
Financials - 11.6%
ACE, Ltd. (Û)	1,446	53
American Express Co. (Û)	1,138	14
AON Corp. (Û)	257	10
Aspen Insurance Holdings, Ltd. (Û)	2,603	57
Bank of America Corp. (Û)	3,800	15
Bank of New York Mellon Corp. (The) (Û)	485	11
Brown & Brown, Inc.	2,965	50
CapitalSource, Inc. (Û)	11,080	21
Cash America International, Inc. (Û)	1,091	16
Chubb Corp. (Û)	338	13
Cincinnati Financial Corp. (Û)	1,248	26
Goldman Sachs Group, Inc. (The)	512	46
Hartford Financial Services Group, Inc.	4,700	29
Hudson City Bancorp, Inc. (Û)	476	5
JPMorgan Chase & Co. (Û)	3,819	87
Knight Capital Group, Inc. Class A (Æ)(Û)	4,376	77
MBIA, Inc. (Æ)(Û)	7,267	20
Morgan Stanley	4,776	93
New York Community Bancorp, Inc. (Û)	2,839	28
Northern Trust Corp.	277	15
Principal Financial Group, Inc.	2,303	18
ProLogis (ö)	9,553	55
Wells Fargo & Co. (Û)	1,588	19
		778
Health Care - 22.6%
Abbott Laboratories	1,587	75
Aetna, Inc. (Û)	697	17
Alexion Pharmaceuticals, Inc. (Æ)(Û)	247	8
Amgen, Inc. (Æ)(Û)	1,078	53
Becton Dickinson and Co. (Û)	288	18
Biogen Idec, Inc. (Æ)	1,496	69
Boston Scientific Corp. (Æ)(Û)	1,600	11
Cephalon, Inc. (Æ)(Û)	866	57

Core Edge Equity Fund

SSgA
Core Edge Equity Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Cigna Corp. (Û)	4,191	66
CR Bard, Inc. (Û)	100	8
Eli Lilly & Co. (Û)	3,511	103
Express Scripts, Inc. Class A (Æ)(Û)	1,852	93
Forest Laboratories, Inc. (Æ)(Û)	3,975	85
Genzyme Corp. (Æ)	802	49
Johnson & Johnson (Û)	2,833	142
King Pharmaceuticals, Inc. (Æ)(Û)	10,845	80
LifePoint Hospitals, Inc. (Æ)(Û)	1,169	25
Lincare Holdings, Inc. (Æ)	983	21
Martek Biosciences Corp. (Æ)(Û)	1,887	35
Medtronic, Inc. (Û)	1,081	32
Myriad Genetics, Inc. (Æ)(Û)	722	57
Omnicare, Inc. (Û)	3,569	92
Pfizer, Inc. (Û)	6,245	77
PSS World Medical, Inc. (Æ)	768	11
Schering-Plough Corp. (Û)	1,572	27
St. Jude Medical, Inc. (Æ)(Û)	313	10
STERIS Corp.	983	23
Teleflex, Inc. (Û)	1,797	85
Thermo Fisher Scientific, Inc. (Æ)(Û)	443	16
Vertex Pharmaceuticals, Inc. (Æ)(Û)	2,280	69
		1,514
Industrials - 12.7%
Acuity Brands, Inc. (Û)	445	10
Alaska Air Group, Inc. (Æ)(Û)	2,174	48
Burlington Northern Santa Fe Corp. (Û)	276	16
Chart Industries, Inc. (Æ)(Û)	1,391	9
Dover Corp. (Û)	169	4
EMCOR Group, Inc. (Æ)(Û)	2,484	38
Equifax, Inc.	891	19
Flowserve Corp. (Û)	1,974	100
Fluor Corp. (Û)	2,454	82
General Dynamics Corp. (Û)	1,960	86
General Electric Co. (Û)	5,385	46
Joy Global, Inc. (Û)	4,361	76
L-3 Communications Holdings, Inc. Class 3 (Û)	118	8
Norfolk Southern Corp.	359	11
Shaw Group, Inc. (The) (Æ)(Û)	2,916	68
Union Pacific Corp.	491	18
United Rentals, Inc. (Æ)(Û)	2,991	12
URS Corp. (Æ)(Û)	1,243	39
Waste Connections, Inc. (Æ)	1,830	44
Waste Management, Inc. (Û)	479	13
Watson Wyatt Worldwide, Inc. Class A (Û)	1,509	74
WESCO International, Inc. (Æ)(Û)	1,933	32
		853

	Principal Amount ($) or Shares	Market Value $
Information Technology - 22.1%
Adobe Systems, Inc. (Æ)(Û)	690	12
Affiliated Computer Services, Inc. Class A (Æ)(Û)	1,904	89
Alliance Data Systems Corp. (Æ)(Û)	2,123	63
Analog Devices, Inc. (Û)	333	6
Apple, Inc. (Æ)(Û)	1,763	157
Avocent Corp. (Æ)(Û)	1,090	13
BMC Software, Inc. (Æ)(Û)	244	7
Cisco Systems, Inc. (Æ)(Û)	5,735	84
Global Payments, Inc.	491	15
Google, Inc. Class A (Æ)(Û)	77	26
Hewitt Associates, Inc. Class A (Æ)(Û)	1,319	39
Hewlett-Packard Co. (Û)	4,942	143
Intel Corp. (Û)	5,694	73
International Business Machines Corp. (Û)	1,306	120
Lender Processing Services, Inc. (Û)	3,232	85
Lexmark International, Inc. Class A (Æ)(Û)	3,384	58
Microsoft Corp. (Û)	3,377	55
MicroStrategy, Inc. Class A (Æ)(Û)	496	18
Oracle Corp. (Æ)(Û)	9,456	147
Perot Systems Corp. Class A (Æ)(Û)	913	10
Plantronics, Inc. (Û)	4,083	35
QLogic Corp. (Æ)(Û)	6,532	60
Quest Software, Inc. (Æ)(Û)	1,768	20
Symantec Corp. (Æ)(Û)	7,427	103
Take-Two Interactive Software, Inc. (Æ)(Û)	2,160	13
Texas Instruments, Inc. (Û)	1,212	17
Western Union Co. (The) (Û)	821	9
Xerox Corp.	781	4
		1,481
Materials - 4.2%
CF Industries Holdings, Inc. (Û)	1,319	85
Cliffs Natural Resources, Inc. (Û)	2,933	45
Compass Minerals International, Inc.	1,195	62
Pactiv Corp. (Æ)	2,700	43
Rock-Tenn Co. Class A (Û)	1,610	45
		280
Telecommunication Services - 1.6%
AT&T, Inc. (Û)	2,664	63
CenturyTel, Inc. (Û)	1,228	33
Syniverse Holdings, Inc. (Æ)(Û)	728	11
		107
Utilities - 4.8%
Centerpoint Energy, Inc. (Û)	7,670	79
CMS Energy Corp.	7,496	83
Consolidated Edison, Inc.	2,392	86

Core Edge Equity Fund

SSgA
Core Edge Equity Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Dominion Resources, Inc. (Û)	620	19
DTE Energy Co. (Û)	146	4
Edison International (Û)	324	9
FirstEnergy Corp. (Û)	304	13
Unisource Energy Corp.	1,081	27
		320
Total Common Stocks (cost $11,089)		8,470
Short-Term Investments - 0.1%
SSgA Prime Money Market Fund	8,284	8
Total Short-Term Investments (cost $8)		8
Total Investments - 126.5% (identified cost $11,097)		8,478
Securities Sold Short - (26.8%)
Consumer Discretionary - (2.8%)
Dick's Sporting Goods, Inc. (Æ)	(3,130)	(39)
Goodyear Tire & Rubber Co. (The) (Æ)	(10,005)	(44)
Las Vegas Sands Corp. (Æ)	(10,400)	(24)
Live Nation, Inc. (Æ)	(4,318)	(15)
Orient-Express Hotels, Ltd. Class A	(2,102)	(8)
Sotheby's Class A	(5,841)	(39)
Washington Post Co. (The) Class B	(42)	(15)
		(184)
Energy - (6.3%)
Arena Resources, Inc. (Æ)	(1,592)	(34)
ATP Oil & Gas Corp. (Æ)	(5,436)	(19)
Carrizo Oil & Gas, Inc. (Æ)	(1,287)	(14)
Continental Resources, Inc. (Æ)	(2,131)	(34)
EQT Corp.	(1,964)	(60)
Exterran Holdings, Inc. (Æ)	(2,696)	(49)
Forest Oil Corp. (Æ)	(3,457)	(49)
Patriot Coal Corp. (Æ)	(1,637)	(6)
PetroHawk Energy Corp. (Æ)	(2,997)	(51)
Pride International, Inc. (Æ)	(3,276)	(56)
Rowan Cos., Inc.	(2,983)	(36)
SEACOR Holdings, Inc. (Æ)	(205)	(13)
		(421)
Financials - (1.0%)
Legg Mason, Inc.	(1,500)	(19)
Post Properties, Inc. (ö)	(2,604)	(25)
St. Joe Co. (The) (Æ)	(1,327)	(24)
		(68)

	Principal Amount ($) or Shares	Market Value $
Health Care - (4.8%)
Auxilium Pharmaceuticals, Inc. (Æ)	(672)	(18)
BioMarin Pharmaceutical, Inc. (Æ)	(2,044)	(25)
Cepheid, Inc. (Æ)	(5,243)	(35)
Eclipsys Corp. (Æ)	(3,829)	(31)
Idexx Laboratories, Inc. (Æ)	(509)	(15)
Illumina, Inc. (Æ)	(1,669)	(52)
Intuitive Surgical, Inc. (Æ)	(568)	(52)
Meridian Bioscience, Inc.	(1,602)	(32)
Onyx Pharmaceuticals, Inc. (Æ)	(846)	(25)
Parexel International Corp. (Æ)	(3,802)	(36)
		(321)
Industrials - (5.5%)
Barnes Group, Inc.	(768)	(7)
Corporate Executive Board Co. (The)	(1,027)	(15)
General Cable Corp. (Æ)	(3,878)	(60)
Geo Group, Inc. (The) (Æ)	(1,678)	(20)
Hexcel Corp. (Æ)	(7,138)	(44)
II-VI, Inc. (Æ)	(551)	(10)
Kaydon Corp.	(716)	(18)
KBR, Inc.	(2,073)	(26)
Mine Safety Appliances Co.	(2,383)	(43)
Moog, Inc. Class A (Æ)	(363)	(8)
Trinity Industries, Inc.	(1,463)	(11)
Tyco International, Ltd. Class W	(2,725)	(55)
United Stationers, Inc. (Æ)	(251)	(5)
USG Corp. (Æ)	(8,054)	(47)
		(369)
Information Technology - (2.9%)
Ariba, Inc. (Æ)	(1,163)	(10)
Cognizant Technology Solutions Corp. Class A (Æ)	(671)	(12)
Omniture, Inc. (Æ)	(1,305)	(15)
Rofin-Sinar Technologies, Inc. (Æ)	(2,409)	(35)
Synchronoss Technologies, Inc. (Æ)	(1,349)	(13)
Time Warner Telecom, Inc. Class A (Æ)	(2,400)	(19)
Total System Services, Inc.	(3,074)	(39)
VMware, Inc. Class A (Æ)	(2,579)	(54)
		(197)
Materials - (1.9%)
Allegheny Technologies, Inc.	(1,910)	(38)
RTI International Metals, Inc. (Æ)	(3,572)	(39)
Steel Dynamics, Inc.	(5,776)	(48)
		(125)
Telecommunication Services - (0.4%)
Telephone & Data Systems, Inc.	(997)	(29)

Core Edge Equity Fund

SSgA
Core Edge Equity Fund

Schedule of Investments, continued — February 28, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Utilities - (1.2%)
Calpine Corp. (Æ)	(7,925)	(45)
Reliant Energy, Inc. (Æ)	(11,201)	(39)
		(84)
Total Securities Sold Short (proceeds $3,044)		(1,798)
Other Assets and Liabilities, Net - 0.3%		23
Net Assets - 100.0%		6,703

Presentation of Portfolio Holdings — February 28, 2009 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	17.0
Consumer Staples	11.0
Energy	18.8
Financials	11.6
Health Care	22.6
Industrials	12.7
Information Technology	22.1
Materials	4.2
Telecommunication Services	1.6
Utilities	4.8
Short-Term Investments	0.1
Total Investments	126.5
Securities Sold Short	(26.8)
Other Assets and Liabilities, Net	0.3
100.0

See accompanying notes which are an integral part of the financial statements.

Core Edge Equity Fund

SSgA
Equity Funds

Notes to Schedules of Investments — February 28, 2009 (Unaudited)

Footnotes:

(Æ)  Non-income producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  At amortized cost, which approximates market.

(Ñ)  All or a portion of the shares of this security are on loan.

(W)  Affiliate; the security is purchased with the cash collateral from the securities loaned.

(û)  All or a portion of the shares of this security are held as collateral in connection with securities sold short.

(l)  Restricted security (144A). Security may have contractual restriction on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

±  Less than $500.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Notes to Schedules of Investments

SSgA
Equity Funds

Statements of Assets and Liabilities — February 28, 2009 (Unaudited)

Amounts in thousands	Disciplined Equity Fund	Small Cap Fund	Tuckerman Active REIT Fund	IAM SHARES Fund
Assets
Investments, at identified cost	$118,606	$17,046	$84,422	$141,229
Investments, at market*	94,396	13,356	59,325	97,063
Cash (restricted)	—	—	—	—
Deposits with brokers for securities sold short**	—	—	—	—
Receivables:
Dividends and interest	350	6	270	490
Investments sold	—	768	—	—
Fund shares sold	25	5	85	7
From Advisor	—	56	—	—
Prepaid expenses	1	1	1	6
Total assets	94,772	14,192	59,681	97,566
Liabilities
Payables:
Investments purchased	2	771	1	1
Fund shares redeemed	2,367	53	548	4
Accrued fees to affiliates	63	40	78	59
Other accrued expenses	32	27	25	24
Daily variation margin on futures contracts	31	—	—	76
Dividends for securities sold short	—	—	—	—
Securities sold short, at market value**	—	—	—	—
Payable upon return of securities loaned	11,458	2,660	12,020	9,889
Total liabilities	13,953	3,551	12,672	10,053
Net Assets	$80,819	$10,641	$47,009	$87,513
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$656	$(46)	$(159)	$730
Accumulated net realized gain (loss)	(89,693)	(24,877)	(33,596)	(35,465)
Unrealized appreciation (depreciation) on:
Investments	(24,210)	(3,690)	(25,097)	(44,166)
Futures contracts	(200)	—	—	(590)
Securities sold short**	—	—	—	—
Shares of beneficial interest	14	1	10	16
Additional paid-in capital	194,252	39,253	105,851	166,988
Net Assets	$80,819	$10,641	$47,009	$87,513
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class***	$5.63	$11.15	$4.80	$5.64
Net assets	$80,818,760	$10,253,432	$47,009,370	$87,513,413
Shares outstanding ($.001 par value)	14,367,757	919,299	9,783,429	15,507,161
Net asset value per share: Class R***	$—	$11.08	$—	$—
Net assets	$—	$387,461	$—	$—
Shares outstanding ($.001 par value)	—	34,984	—	—
Amounts in thousands
* Securities on loan included in investments	$11,184	$2,572	$11,825	$9,584
** Proceeds on securities sold short	$—	$—	$—	$—
*** Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities

Amounts in thousands	Enhanced Small Cap Fund	Directional Core Equity Fund	Core Edge Equity Fund
Assets
Investments, at identified cost	$32,785	$6,266	$11,097
Investments, at market*	21,411	4,803	8,478
Cash (restricted)	155	—	48
Deposits with brokers for securities sold short**	—	1,969	—
Receivables:
Dividends and interest	23	13	23
Investments sold	178	—	6
Fund shares sold	1	1	—
From Advisor	14	48	14
Prepaid expenses	4	2	—
Total assets	21,786	6,836	8,569
Liabilities
Payables:
Investments purchased	176	—	23
Fund shares redeemed	—	5	—
Accrued fees to affiliates	35	21	25
Other accrued expenses	18	18	19
Daily variation margin on futures contracts	16	—	—
Dividends for securities sold short	—	—	1
Securities sold short, at market value**	—	1,242	1,798
Payable upon return of securities loaned	—	—	—
Total liabilities	245	1,286	1,866
Net Assets	$21,541	$5,550	$6,703
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$141	$(20)	$7
Accumulated net realized gain (loss)	(13,572)	(3,952)	(2,629)
Unrealized appreciation (depreciation) on:
Investments	(11,374)	(1,463)	(2,619)
Futures contracts	(77)	—	—
Securities sold short**	—	783	1,246
Shares of beneficial interest	4	1	1
Additional paid-in capital	46,419	10,201	10,697
Net Assets	$21,541	$5,550	$6,703
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class***	$5.17	$7.82	$6.17
Net assets	$21,540,605	$5,550,468	$6,702,591
Shares outstanding ($.001 par value)	4,167,403	709,450	1,087,198
Net asset value per share: Class R***	$—	$—	$—
Net assets	$—	$—	$—
Shares outstanding ($.001 par value)	—	—	—
Amounts in thousands
* Securities on loan included in investments	$—	$—	$—
** Proceeds on securities sold short	$—	$2,025	$3,044
*** Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities

SSgA
Equity Funds

Statements of Operations — For the Period Ended February 28, 2009 (Unaudited)

Amounts in thousands	Disciplined Equity Fund	Small Cap Fund	Tuckerman Active REIT Fund	IAM SHARES Fund
Investment Income
Dividends	$1,636	$100	$1,620	$2,141
Dividends from affiliated money market fund	16	—	—	—
Interest	1	—	—	2
Securities lending income	99	33	100	173
Total investment income	1,752	133	1,720	2,316
Expenses
Advisory fees	132	65	291	179
Administrative fees	32	18	29	38
Custodian fees	30	28	22	27
Distribution fees	36	14	62	34
Transfer agent fees	21	30	48	15
Professional fees	23	15	19	21
Registration fees	13	23	19	13
Shareholder servicing fees	23	9	44	18
Shareholder servicing fees - Class R	—	2	—	—
Trustees' fees	8	6	8	8
Insurance fees	1	— *	2	2
Printing fees	7	3	12	7
Dividends from securities sold short	—	—	—	—
Miscellaneous	6	4	7	8
Expenses before reductions	332	217	563	370
Expense reductions	—	(56)	(115)	—
Net expenses	332	161	448	370
Net investment income (loss)	1,420	(28)	1,272	1,946
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(29,840)	(7,839)	(33,262)	(17,243)
Futures contracts	(818)	—	—	(1,558)
Securities sold short	—	—	—	—
Net realized gain (loss)	(30,658)	(7,839)	(33,262)	(18,801)
Net change in unrealized appreciation (depreciation) on:
Investments	(33,985)	(4,730)	(63,013)	(64,924)
Futures contracts	(193)	—	—	(301)
Securities sold short	—	—	—	—
Net change in unrealized appreciation (depreciation)	(34,178)	(4,730)	(63,013)	(65,225)
Net realized and unrealized gain (loss)	(64,836)	(12,569)	(96,275)	(84,026)
Net Increase (Decrease) in Net Assets from Operations	$(63,416)	$(12,597)	$(95,003)	$(82,080)

*  Less than $500.

See accompanying notes which are an integral part of the financial statements.

Statements of Operations

Amounts in thousands	Enhanced Small Cap Fund	Directional Core Equity Fund	Core Edge Equity Fund
Investment Income
Dividends	$251	$46	$79
Dividends from affiliated money market fund	—	—	1
Interest	—	7	—
Securities lending income	—	—	—
Total investment income	251	53	80
Expenses
Advisory fees	61	45	47
Administrative fees	19	16	16
Custodian fees	42	11	25
Distribution fees	4	4	1
Transfer agent fees	17	16	8
Professional fees	18	15	19
Registration fees	14	13	13
Shareholder servicing fees	3	6	1
Shareholder servicing fees - Class R	—	—	—
Trustees' fees	6	6	4
Insurance fees	1	— *	— *
Printing fees	2	2	—
Dividends from securities sold short	—	10	10
Miscellaneous	3	2	1
Expenses before reductions	190	146	145
Expense reductions	(88)	(79)	(74)
Net expenses	102	67	71
Net investment income (loss)	149	(14)	9
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(8,154)	(1,407)	(2,780)
Futures contracts	(432)	—	—
Securities sold short	—	608	1,098
Net realized gain (loss)	(8,586)	(799)	(1,682)
Net change in unrealized appreciation (depreciation) on:
Investments	(10,608)	(1,871)	(2,521)
Futures contracts	(84)	—	—
Securities sold short	—	793	889
Net change in unrealized appreciation (depreciation)	(10,692)	(1,078)	(1,632)
Net realized and unrealized gain (loss)	(19,278)	(1,877)	(3,314)
Net Increase (Decrease) in Net Assets from Operations	$(19,129)	$(1,891)	$(3,305)

See accompanying notes which are an integral part of the financial statements.

Statements of Operations

SSgA
Equity Funds

Statements of Changes In Net Assets

	Disciplined Equity Fund		Small Cap Fund		Tuckerman Active REIT Fund		IAM SHARES Fund
Amounts in thousands	Six Months Ended February 28, 2009 (Unaudited)	Fiscal Year Ended August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	Fiscal Year Ended August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	Fiscal Year Ended August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	Fiscal Year Ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,420	$3,434	$(28)	$(232)	$1,272	$2,250	$1,946	$3,886
Net realized gain (loss)	(30,658)	(2,926)	(7,839)	(17,055)	(33,262)	17,408	(18,801)	(75)
Net change in unrealized appreciation (depreciation)	(34,178)	(31,387)	(4,730)	(2,200)	(63,013)	(30,471)	(65,225)	(30,221)
Net increase (decrease) in net assets from operations	(63,416)	(30,879)	(12,597)	(19,487)	(95,003)	(10,813)	(82,080)	(26,410)
Distributions
From net investment income
Institutional Class	(1,460)	(3,500)	—	(100)	(1,669)	(2,000)	(2,116)	(3,750)
Class R	—	—	—	—	—	—	—	—
From net realized gain
Institutional Class	—	—	—	(10,341)	(7,358)	(29,692)	—	—
Class R	—	—	—	(140)	—	—	—	—
Net decrease in net assets from distributions	(1,460)	(3,500)	—	(10,581)	(9,027)	(31,692)	(2,116)	(3,750)
Share Transactions
Net increase (decrease) in net assets from share transactions	(4,670)	(63,284)	(3,716)	(49,645)	(7,245)	64,503	(28,242)	174
Total Net Increase (Decrease) in Net Assets	(69,546)	(97,663)	(16,313)	(79,713)	(111,275)	21,998	(112,438)	(29,986)
Net Assets
Beginning of period	150,365	248,028	26,954	106,667	158,284	136,286	199,951	229,937
End of period	$80,819	$150,365	$10,641	$26,954	$47,009	$158,284	$87,513	$199,951
Undistributed (overdistributed) net investment income included in net assets	$656	$696	$(46)	$(18)	$(159)	$238	$730	$900

*  For the period December 17, 2007 (commencement of operations) to August 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets

	Enhanced Small Cap Fund		Directional Core Equity Fund		Core Edge Equity Fund
Amounts in thousands	Six Months Ended February 28, 2009 (Unaudited)	Fiscal Year Ended August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	Fiscal Year Ended August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	Fiscal Year Ended August 31, 2008*
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$149	$341	$(14)	$169	$9	$(3)
Net realized gain (loss)	(8,586)	(5,012)	(799)	(2,730)	(1,682)	(944)
Net change in unrealized appreciation (depreciation)	(10,692)	(329)	(1,078)	(1,580)	(1,632)	259
Net increase (decrease) in net assets from operations	(19,129)	(5,000)	(1,891)	(4,141)	(3,305)	(688)
Distributions
From net investment income
Institutional Class	(343)	(232)	(175)	(472)	(2)	—
Class R	—	—	—	—	—	—
From net realized gain
Institutional Class	—	(1,564)	—	—		—
Class R	—	—	—	—	—	—
Net decrease in net assets from distributions	(343)	(1,796)	(175)	(472)	(2)	—
Share Transactions
Net increase (decrease) in net assets from share transactions	(975)	6,060	(2,233)	(27,353)	803	9,895
Total Net Increase (Decrease) in Net Assets	(20,447)	(736)	(4,299)	(31,966)	(2,504)	9,207
Net Assets
Beginning of period	41,988	42,724	9,849	41,815	9,207	—
End of period	$21,541	$41,988	$5,550	$9,849	$6,703	$9,207
Undistributed (overdistributed) net investment income included in net assets	$141	$335	$(20)	$169	$7	$—

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets

SSgA
Equity Funds

Statement of Cash Flows — For the Period Ended February 28, 2009 (Unaudited)

Amounts in thousands	Core Edge Equity Fund*
Increase (decrease) in Cash
Cash flows from operating activities
Net decrease in net assets from operations	$(3,305)
Adjustments to reconcile net increase in net assets from
operations to net cash used in operating activities
Purchase of investment securities	(14,373)
Proceeds from disposition of investment securities	13,577
Increase in deposits with brokers for securities sold short	(37)
Increase in receivables for dividends and interest	2
Increase in receivables for investments sold	1,441
Increase in receivables from Advisor	7
Decrease in payables for investments purchased	(1,417)
Decrease in payables for accrued fees to affiliates	(5)
Decrease in payables for other accrued expenses	(4)
Decrease in payables for dividends from securities sold short	(1)
Change in unrealized appreciation on securities on investments	1,632
Net realized gain on investments	1,682
Net cash provided by operating activities	$(801)
Cash flows from financing activities
Proceeds from shares sold	1,185
Payment on shares redeemed	(384)
Cash distributions paid	—
Net cash used in financing activities	801
Net increase in cash	—
Cash
Beginning balance	—
Ending balance	$—

*  The Core Edge Equity Fund is the only fund presented herein required to prepare a Statement of Cash Flows.

See accompanying notes which are an integral part of the financial statements.

Statement of Cash Flows

This page has been intentionally left blank.

SSgA
Equity Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)(a)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Disciplined Equity Fund
February 28, 2009*	9.99	.10	(4.36)	(4.26)	(.10)	—	(.10)
August 31, 2008	11.83	.19	(1.85)	(1.66)	(.18)	—	(.18)
August 31, 2007	10.38	.16	1.46	1.62	(.17)	—	(.17)
August 31, 2006	9.65	.15	.72	.87	(.14)	—	(.14)
August 31, 2005	8.73	.15	.90	1.05	(.13)	—	(.13)
August 31, 2004	7.97	.11	.76	.87	(.11)	—	(.11)
Small Cap Fund
Insititutional Class
February 28, 2009*	22.14	(.03)	(10.96)	(10.99)	—	—	—
August 31, 2008	30.06	(.08)	(4.75)	(4.83)	(.03)	(3.06)	(3.09)
August 31, 2007	29.32	.03	2.24	2.27	—	(1.53)	(1.53)
August 31, 2006	29.86	(.08)	.76	.68	— (b)	(1.22)	(1.22)
August 31, 2005	24.85	(.03)	6.34	6.31	—	(1.30)	(1.30)
August 31, 2004	22.25	(.03)	2.67	2.64	(.04)	—	(.04)
Class R
February 28, 2009*	21.99	— (b)	(10.91)	(10.91)	—	—	—
August 31, 2008	29.87	(.11)	(4.71)	(4.82)	—	(3.06)	(3.06)
August 31, 2007	29.28	(.14)	2.26	2.12	—	(1.53)	(1.53)
August 31, 2006	29.80	(.24)	.94	.70	—	(1.22)	(1.22)
August 31, 2005	24.86	(.15)	6.39	6.24	—	(1.30)	(1.30)
August 31, 2004 (1)	24.48	— (b)	.38	.38	—	—	—
Tuckerman Active REIT Fund
February 28, 2009*	14.00	.12	(8.44)	(8.32)	(.15)	(.73)	(.88)
August 31, 2008	19.58	.26	(1.31)	(1.05)	(.24)	(4.29)	(4.53)
August 31, 2007	20.55	.19	.50	.69	(.27)	(1.39)	(1.66)
August 31, 2006	17.05	.30	4.06	4.36	(.28)	(.58)	(.86)
August 31, 2005	14.20	.34	3.62	3.96	(.34)	(.77)	(1.11)
August 31, 2004	11.45	.34	3.15	3.49	(.34)	(.40)	(.74)
IAM SHARES Fund
February 28, 2009*	9.89	.10	(4.24)	(4.14)	(.11)	—	(.11)
August 31, 2008	11.37	.19	(1.49)	(1.30)	(.18)	—	(.18)
August 31, 2007	9.98	.17	1.39	1.56	(.17)	—	(.17)
August 31, 2006	9.26	.15	.71	.86	(.14)	—	(.14)
August 31, 2005	8.48	.16	.76	.92	(.14)	—	(.14)
August 31, 2004	7.80	.11	.68	.79	(.11)	—	(.11)
Enhanced Small Cap Fund
February 28, 2009*	10.01	.04	(4.79)	(4.75)	(.09)	—	(.09)
August 31, 2008	11.79	.08	(1.38)	(1.30)	(.06)	(.42)	(.48)
August 31, 2007	11.72	.10	.77	.87	(.04)	(.76)	(.80)
August 31, 2006	10.85	.04	.98	1.02	(.04)	(.11)	(.15)
August 31, 2005 (2)	10.00	.02	.83	.85	—	—	—

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(c)
Disciplined Equity Fund
February 28, 2009*	5.63	(43.04)	80,819	.63	.63	2.70	67
August 31, 2008	9.99	(14.13)	150,365	.51	.51	1.69	70
August 31, 2007	11.83	15.66	248,028	.45	.45	1.38	53
August 31, 2006	10.38	9.10	219,712	.45	.46	1.47	44
August 31, 2005	9.65	12.14	237,100	.46	.46	1.60	34
August 31, 2004	8.73	10.93	251,932	.41	.41	1.30	36
Small Cap Fund
Insititutional Class
February 28, 2009*	11.15	(49.64)	10,254	1.87	2.51	(.34)	104
August 31, 2008	22.14	(17.93)	25,927	1.38	1.38	(.35)	159
August 31, 2007	30.06	7.70	105,292	1.11	1.11	.08	125
August 31, 2006	29.32	2.59	124,775	1.10	1.10	(.30)	83
August 31, 2005	29.86	26.06	820,473	1.05	1.05	(.10)	84
August 31, 2004	24.85	11.87	531,343	1.04	1.04	(.13)	122
Class R
February 28, 2009*	11.08	(49.66)	387	1.60	2.88	(.01)	104
August 31, 2008	21.99	(18.05)	1,027	1.60	1.86	(.49)	159
August 31, 2007	29.87	7.18	1,375	1.60	1.68	(.45)	125
August 31, 2006	29.28	2.66	1,574	1.60	1.70	(.79)	83
August 31, 2005	29.80	25.75	481	1.54	1.54	(.52)	84
August 31, 2004 (1)	24.86	1.55	10	.90	.90	(.06)	122
Tuckerman Active REIT Fund
February 28, 2009*	4.80	(62.15)	47,009	1.00	1.26	2.85	29
August 31, 2008	14.00	(6.47)	158,284	1.00	1.10	1.73	35
August 31, 2007	19.58	2.98	136,286	1.00	1.06	.89	32
August 31, 2006	20.55	26.82	197,168	1.00	1.05	1.66	36
August 31, 2005	17.05	28.97	153,296	1.00	1.08	2.18	35
August 31, 2004	14.20	31.46	124,704	1.00	1.10	2.71	52
IAM SHARES Fund
February 28, 2009*	5.64	(42.19)	87,513	.52	.52	2.71	3
August 31, 2008	9.89	(11.52)	199,951	.46	.46	1.80	2
August 31, 2007	11.37	15.74	229,937	.45	.45	1.56	6
August 31, 2006	9.98	9.38	199,624	.47	.47	1.51	12
August 31, 2005	9.26	10.95	185,868	.46	.46	1.76	13
August 31, 2004	8.48	10.18	167,627	.44	.44	1.35	3
Enhanced Small Cap Fund
February 28, 2009*	5.17	(47.68)	21,541	.75	1.40	1.09	43
August 31, 2008	10.01	(11.54)	41,988	.75	1.09	.78	93
August 31, 2007	11.79	7.49	42,724	.75	1.15	.81	49
August 31, 2006	11.72	9.54	17,096	.75	1.55	.36	76
August 31, 2005 (2)	10.85	8.50	14,114	.75	2.73	.54	24

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

SSgA
Equity Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)(a)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Directional Core Equity Fund
February 28, 2009*	10.14	(.02)	(2.10)	(2.12)	(.20)	—	(.20)
August 31, 2008	12.09	.09	(1.90)	(1.81)	(.14)	—	(.14)
August 31, 2007	11.54	.20	.56	.76	(.09)	(.12)	(.21)
August 31, 2006	10.63	.11	.85	.96	(.05)	—	(.05)
August 31, 2005 (3)	10.00	.02	.61	.63	—	—	—
Core Edge Equity Fund
February 28, 2009*	9.50	.01	(3.34)	(3.33)	— (b)	—	— (b)
August 31, 2008 (4)	10.00	—	(.50)	(.50)	—	—	—

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)		% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(c)
Directional Core Equity Fund
February 28, 2009*	7.82	(21.05)	5,550	1.87	(f)	4.11	(.41)	104
August 31, 2008	10.14	(15.10)	9,849	1.86	(f)	2.74	.79	114
August 31, 2007	12.09	6.65	41,815	1.72	(f)	2.16	1.59	185
August 31, 2006	11.54	9.06	24,589	1.79	(f)	2.61	.95	108
August 31, 2005 (3)	10.63	6.30	3,370	1.81	(f)	6.14	.48	95
Core Edge Equity Fund
February 28, 2009*	6.17	(35.04)	6,703	1.87	(f)	3.84	.33	125
August 31, 2008 (4)	9.50	(5.00)	9,207	1.86	(f)	2.98	(.03)	125

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

SSgA
Equity Funds

Notes to Financial Highlights — February 28, 2009 (Unaudited)

*  For the six months ended February 28, 2009 (Unaudited).

(1)  For the period May 14, 2004 (commencement of sale) to August 31, 2004.

(2)  For the period March 22, 2005 (commencement of operations) to August 31, 2005.

(3)  For the period May 11, 2005 (commencement of operations) to August 31, 2005.

(4)  For the period December 17, 2007 (commencement of operations) to August 31, 2008.

(a)  Average month-end shares outstanding were used for this calculation.

(b)  Less than $0.005 per share

(c)  Periods less than one year are not annualized.

(d)  The ratios for the periods less than one year are annualized.

(e)  May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005% per share.

(f)  The annualized net expense ratio is 1.60% not including the dividends from securities sold short as contractually agreed by the Advisor.

Notes to Financial Highlights

SSgA
Equity Funds

Notes to Financial Statements — February 28, 2009 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprising of 21 investment portfolios that which are in operation as of February 28, 2009. These financial statements report on 7 funds: the SSgA Disciplined Equity Fund, SSgA Small Cap Fund, SSgA Tuckerman Active REIT Fund, SSgA IAM SHARES Fund, SSgA Enhanced Small Cap Fund, SSgA Directional Core Equity Fund and SSgA Core Edge Equity Fund, each, a "Fund" and collectively referred to as the "Funds," each of which has distinct investment objectives and strategies. Each fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

On July 31, 2003, the Class R prospectus for the Small Cap Fund became effective. Class R shares of the Investment Company may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

On October 16, 2008, the Board approved a plan to liquidate the SSgA Core Opportunities Fund, SSgA Aggressive Equity Fund, SSgA Concentrated Growth Opportunities Fund and SSgA Large Cap Value Fund. The liquidation occurred on December 12, 2008.

2. Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the last reported pricing service price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the official closing price. Futures contracts are valued on the basis of settlement price established on the exchange on which they are traded. Investments in other mutual funds are valued at the net asset value ("NAV") per share.

International securities traded on a national securities exchange or over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price on the primary exchange on which the security is traded. Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) State Street Bank and Trust Company, (the "Custodian"), or Russell Fund Services Company, (the "Administrator"), determines that a market quotation is inaccurate.

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

Procedures. There can be no assurance that the Funds' net asset value fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of fund shares is determined may be reflected in the Investment Company's calculation of net asset values for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund's NAV.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Inputs used in valuing the Funds' investments carried at value for the period ended February 28, 2009 were as follows:

	Disciplined Equity Fund		Small Cap Fund		Tuckerman Active REIT Fund		IAM Shares Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1	$94,045,983	$(200,300)	$13,356,103	$—	$59,324,562	$—	$96,615,398	$(590,024)
Level 2	349,717	—	—	—	—	—	447,638	—
Level 3	—	—	—	—	—	—	—	—
	$94,395,700	$(200,300)	$13,356,103	$—	$59,324,562	$—	$97,063,036	$(590,024)
	Enhanced Small Cap Fund		Directional Core Equity Fund			Core Edge Equity Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Securities Sold Short	Other Financial Instruments*	Investments in Securities	Securities Sold Short	Other Financial Instruments*
Level 1	$21,411,126	$(77,327)	$4,803,416	$(1,241,805)	$—	$8,478,148	$(1,798,323)	$—
Level 2	—	—	—	—	—	—	—	—
Level 3	—	—	—	—	—	—	—	—
	$21,411,126	$(77,327)	$4,803,416	$(1,241,805)	$—	$8,478,148	$(1,798,323)	$—

* Other financial instruments are not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instruments.

As of February 28, 2009, there were no Level 3 securities held by the Funds.

On April 9, 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff position ("FSP") No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased.

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management is currently evaluating the impact the adoption FSP 157-4161 will have on the Funds' or Investment Company's financial statement disclosures.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded daily on the accrual basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

At August 31, 2008, the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration year
Funds	8/31/09	8/31/10	8/31/11	8/31/12	8/31/13	8/31/14	8/31/15	8/31/16	Totals
Disciplined Equity	$-	$12,729,043	$18,406,161	$19,079,919	$-	$-	$-	$-	$50,215,123
Small Cap	-	-	-	-	-	-	-	950,872	950,872
IAM SHARES	557,200	1,240,367	8,639,128	1,396,175	859,207	-	-	2,906,502	15,598,579
Enhanced Small Cap	-	-	-	-	-	-	-	639,875	639,875
Directional Core Equity	-	-	-	-	-	-	217,099	426,008	643,107

As of February 28, 2009, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Disciplined Equity	Small Cap	Tuckerman Active REIT	IAM SHARES	Enhanced Small Cap	Directional Core Equity	Core Edge Equity
Cost of Investments for Tax Purposes	$124,775,632	$17,512,338	$86,177,084	$141,517,023	$32,878,404	$6,266,441	$11,360,254
Gross Tax Unrealized Appreciation	7,385,411	274,611	1,584,402	11,443,036	457,086	204,013	246,664
Gross Tax Unrealized Depreciation	(37,765,343)	(4,430,846)	(28,436,924)	(55,897,023)	(11,924,364)	(1,667,038)	(3,128,770)
Net Tax Unrealized Appreciation/ (Depreciation)	$(30,379,932)	$(4,156,235)	$(26,852,522)	$(44,453,987)	$(11,467,278)	$(1,463,025)	$(2,882,106)

The Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("FIN 48"), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. The Funds adopted the provisions of FIN 48 on September 1, 2007. Management has reviewed the Funds tax positions for the years that remain open (2005-2008), and concluded that adoption had no effect on the Funds financial position or results of operations. As of February 28, 2009, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid on the following frequency:

Disciplined Equity	Quarterly
Small Cap	Annually
Tuckerman Active REIT	Quarterly
IAM SHARES	Quarterly
Directional Core Equity	Annually
Enhanced Small Cap	Annually
Core Edge Equity	Annually

Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. These differences relate primarily to investments in certain securities sold at a loss. Permanent differences between book and tax accounting are reclassified to paid in capital.

Expenses

Most expenses can be directly attributed to a fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all funds of the Investment Company based principally on their relative average net assets.

The Small Cap Fund offers Class R Shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' or Investment Company's financial statement disclosures.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of February 28, 2009, the Enhanced Small Cap Fund had a $154,740 cash collateral balance held in connection with futures contracts purchased (sold).

Short Sales

The SSgA Directional Core Equity Fund and the SSgA Core Edge Equity Fund may enter into short sale transactions. A short sale is a transaction in which the fund sells securities it does not own in anticipation of a decline in the market price of securities. The fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Investment Transactions

Securities

For the period ended February 28, 2009, purchases and sales of investment securities, excluding short-term investments and futures contracts were as follows:

Funds	Purchases	Sales	Funds	Purchases	Sales
Disciplined Equity	$72,161,709	$75,231,736	Enhanced Small Cap	$12,118,981	$13,852,933
Small Cap	18,623,837	21,994,846	Directional Core Equity	6,191,274	6,581,147
Tuckerman Active REIT	27,029,273	38,616,673	Core Edge Equity	12,938,965	12,133,999
IAM SHARES	3,985,600	32,157,908

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral must be invested by State Street Bank and Trust Company ("State Street", the lending agent and an affiliate of SSgA Funds Management, Inc., the "Advisor") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, all such cash collateral was invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

As of February 28, 2009, the non-cash collateral received for the securities on loan was as follows:

Funds	Non-Cash Collateral Value	Non-Cash Collateral Holding
Disciplined Equity	$355,563	Pool of US Government and Corporate Securities
Tuckerman Active REIT	95,917	Pool of US Government and Corporate Securities
IAM SHARES	99,063	Pool of US Government and Corporate Securities

4.  Related Parties

Advisor

The Advisor manages the Funds pursuant to a written Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Tuckerman Group, LLC serves as the investment sub-advisor (the "Sub-Advisor") for the Tuckerman Active REIT Fund. The Advisor provides reporting, operational compliance and general oversight services with respect to the investment advisory services of the Sub-Advisor. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Advisor, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

Funds	%	Funds	%
Disciplined Equity	0.25	Enhanced Small Cap	0.45
Small Cap	0.75	Directional Core Equity	1.25
Tuckerman Active REIT	0.65	Core Edge Equity	1.25
IAM SHARES	0.25

If the total expenses of the Institutional Class are above its cap, the Advisor will waive its Advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, will waive up to 0.70% of the average daily net assets of the Distribution (12b-1) and Service Fee to further reduce the total expenses of Class R to the level of its cap. If only Class R is above its respective expense cap, then the Distributor will waive up to 0.70% of its average daily net assets of Class R. If after waiving the full 0.70% of the average daily net assets of Class R and Class R remains above the total expense cap, then the Advisor will reimburse both Class R and the Institutional Class in an equal amount to reduce total expenses to the level of the cap in effect for Class R.

The Advisor has contractually agreed to waive up to the full amount of the Small Cap Fund Class R's advisory fees and to reimburse the Fund for all expenses in excess of 1.60% of its average daily net assets on an annual basis until December 31, 2009 (exclusive of non-recurring account fees and expenses). The total amount of the advisory waiver for the Institutional Class and Class R for the period ended February 28, 2009 was $53,730 and $2,005, respectively. There were no reimbursements for the period ended February 28, 2009. The total amount of distribution fee waiver for Class R for the period ended February 28, 2009 was $2,023.

The Advisor has contractually agreed to waive up to the full amount of the Tuckerman Active REIT Fund's advisory fees and to reimburse the Fund for all expenses in excess of 1.00% of its average daily net assets on an annual basis until December 31, 2009 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of waiver for the period ended February 28, 2009 was $114,875. There were no reimbursements for the period ended February 28, 2009.

The Advisor has contractually agreed to waive up to the full amount of the IAM SHARES Fund's advisory fees and to reimburse the Fund for all expenses in excess of 0.65% of its average daily net assets on an annual basis until December 31, 2009 (exclusive of non-recurring account fees and expenses). There were no waivers or reimbursements for the period ended February 28, 2009.

The Advisor has contractually agreed to waive up to the full amount of the Enhanced Small Cap Fund's advisory fees and to reimburse the Fund for all expenses in excess of 0.75% of its average daily net assets on an annual basis until December 31,

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

2009 (exclusive of non-recurring account fees and expenses). The total amount of waiver for the period ended February 28, 2009 was $88,142. There were no reimbursements for the period ended February 28, 2009.

The Advisor has contractually agreed to waive up to the full amount of the Directional Core Equity Fund's advisory fees and to reimburse the Fund for all expenses in excess of 1.60% of its average daily net assets on an annual basis until December 31, 2009 (exclusive of non-recurring account fees, extraordinary expenses and dividends and interest on securities sold short). The total amount of the waiver for the period ended February 28, 2009 was $79,407. There were no reimbursements for the period ended February 28, 2009.

The Advisor has contractually agreed to waive up to the full amount of the Core Edge Equity Fund's advisory fees and to reimburse the Fund for all expenses in excess of 1.60% of its average daily net assets on an annual basis until December 31, 2009 (exclusive of non-recurring account fees, extraordinary expenses and dividends and interest on securities sold short). The total amount of the waiver for the period ended February 28, 2009 was $74,469. There were no reimbursements for the period ended February 28, 2009.

The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of February 28, 2009, $8,284 of the Central Fund's net assets represents investments by these Funds, and $77,936,790 represents the investments of other affiliated funds not presented herein.

Effective September 1, 2006, the Advisor has voluntarily agreed to waive a portion of certain Funds' advisory fee equal to the advisory fee paid by certain Funds to the SSgA Prime Money Market Fund. In addition, if Central Fund shares sold to and/or redeemed from a participating fund are subject under a 12b-1 Plan to any distribution fee or service fee, the Advisor will waive its advisory fee for each participatory fund, in an amount that offsets the amount of such fee incurred by the participating fund. For the period ended February 28, 2009, the total advisory fees waived are as follows:

Funds	Amount Waived
Core Edge Equity	$38

Boston Financial Data Services ("BFDS") a joint venture of DST Systems, Inc., and State Street Corporation, serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each fund.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the period, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Funds	Amount Waived	Funds	Amount Waived
Disciplined Equity	$37	Enhanced Small Cap	$8
Small Cap	7	Directional Core Equity	213
Tuckerman Active REIT	172	Core Edge Equity	9
IAM SHARES	24

Administrator

Russell Fund Services Company ("RFSC" or the "Administrator") serves as the Investment Company's Administrator, pursuant to an administration agreement dated January 1, 2008 (the "Administration Agreement"). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company's operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company ("RIMCo"). The annual fee is based on the following percentages of the average daily net

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

assets of all seven of the Investment Company's U.S. Equity portfolios: $0 to $2 billion — 0.0315%; over $2 billion — 0.029%. In addition, the Administrator charges a flat fee of $30,000 per year per Fund with less than $500 million in assets under management. In addition, the Funds reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement dated March 1, 2002, as amended, between the Investment Company and the Distributor to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company maintains a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under the Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has shareholder service agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively, the "Agents"), as well as several unaffiliated services providers. For these services, each Institutional Class pays 0.025% to State Street, and a maximum of 0.175% to each of the other named affiliated Agents, based upon the average daily value of all institutional class shares held by or for customers of these Agents. For the period ended February 28, 2009, each Institutional Class paid the following shareholder servicing expenses to the Agents:

Funds	State Street	Global Markets	CitiStreet
Disciplined Equity	$13,152	$371	$—
Small Cap	2,090	638	503
Tuckerman Active REIT	11,194	454	—
IAM SHARES	17,942	5	14
Enhanced Small Cap	3,416	—	—
Directional Core Equity	891	—	—
Core Edge Equity	946	—	—

Each Institutional Class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of the Institutional Class on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of each Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The class' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the class' shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2009.

Class R

The Investment Company has a distribution plan with respect to the Class R Shares pursuant to Rule 12b-1 (the "R Plan") under the 1940 Act. Under the R Plan, each Fund pays the Distributor a fee not to exceed 0.70% of the fund's average net value per year, for distribution, shareholder and administrative services provided to the Fund by the Distributor and financial intermediaries. The Distributor pays the financial intermediaries for shareholder and administrative services provided to a Fund out of the fee the Distributor receives from the Fund. Fees paid to the financial intermediaries providing shareholder and administrative services to a Fund are not permitted by the R Plan to exceed 0.65% of the Fund's average net asset value per year. Payments to the Distributor for distribution and shareholder services to a Fund are not permitted by the R plan to exceed

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

0.05% of the funds average daily net assets per year. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long the R Plan is in effect. There were no carryover expenses as of February 28, 2009.

Under the R Plan, the Funds have a distribution agreement with the Distributor. For these services, Class R pays the Distributor 0.05% of the daily net asset value. For the period ended February 28, 2009, the Small Cap Fund paid $157.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Accrued fees payables to affiliates and trustees as of February 28, 2009, were as follows:

	Disciplined Equity	Small Cap	Tuckerman Active REIT	IAM SHARES	Enhanced Small Cap	Directional Core Equity	Core Edge Equity
Advisory fees	$17,643	$—	$30,331	$23,778	$8,220	$5,697	$7,006
Administration fees	4,940	4,351	3,721	5,382	2,723	2,520	2,560
Custodian fees	15,630	14,457	7,877	9,872	13,351	3,471	7,889
Distribution fees	9,893	1,801	4,828	10,343	3,043	—	135
Shareholder servicing fees	5,141	5,463	14,065	2,388	655	—	140
Transfer agent fees	7,348	11,953	15,301	4,901	5,427	7,248	2,989
Trustees' fees	2,294	2,051	2,290	2,351	2,028	1,983	4,454
	$62,889	$40,076	$78,413	$59,015	$35,447	$20,919	$25,173

Securities Lending

For the period September 1, 2008 through February 28, 2009, State Street earned securities lending agent fees as follows:

Securities Lending Agent Fees
SSgA Disciplined Equity Fund	$32,569
SSgA Small Cap Fund	10,883
SSgA Tuckerman Active REIT Fund	33,133
SSgA IAM Shares Fund	57,478

Beneficial Interest

As of February 28, 2009, the following table includes shareholders (three of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
Small Cap	1	28.7
Tuckerman Active REIT	2	57.4
IAM SHARES	1	92.5
Enhanced Small Cap	1	10.6
Core Edge Equity	2	91.1

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

5.  Fund Share Transactions

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
Disciplined Equity	February 28, 2009	August 31, 2008	February 28, 2009	August 31, 2008
Proceeds from shares sold	1,972	1,306	$14,350	$14,418
Proceeds from reinvestment of distributions	47	73	375	807
Payments for shares redeemed	(2,702)	(7,294)	(19,395)	(78,509)
Total net increase (decrease)	(683)	(5,915)	$(4,670)	$(63,284)
Small Cap
Institutional Class
Proceeds from shares sold	95	501	$1,431	$11,897
Proceeds from reinvestment of distributions	—	379	—	10,223
Payments for shares redeemed	(347)	(3,212)	(4,956)	(71,798)
	(252)	(2,332)	(3,525)	(49,678)
Class R
Proceeds from shares sold	11	17	$188	$414
Proceeds from reinvestment of distributions	—	5	—	139
Payments for shares redeemed	(23)	(21)	(379)	(520)
	(12)	1	(191)	33
Total net increase (decrease)	(264)	(2,331)	$(3,716)	$(49,645)
Tuckerman Active REIT
Proceeds from shares sold	3,215	5,943	$29,143	$87,282
Proceeds from reinvestment of distributions	998	1,896	8,798	29,850
Payments for shares redeemed	(5,737)	(3,492)	(45,186)	(52,629)
Total net increase (decrease)	(1,524)	4,347	$(7,245)	$64,503
IAM SHARES
Proceeds from shares sold	25	60	$175	$636
Proceeds from reinvestment of distributions	269	331	2,085	3,576
Payments for shares redeemed	(5,010)	(398)	(30,502)	(4,038)
Total net increase (decrease)	(4,716)	(7)	$(28,242)	$174
Enhanced Small Cap
Proceeds from shares sold	682	1,555	$4,292	$15,923
Proceeds from reinvestment of distributions	7	140	48	1,589
Payments for shares redeemed	(714)	(1,127)	(5,315)	(11,452)
Total net increase (decrease)	(25)	568	$(975)	$6,060

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2009 (Unaudited)

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
Directional Core Equity	February 28, 2009	August 31, 2008	February 28, 2009	August 31, 2008
Proceeds from shares sold	41	274	$345	$3,123
Proceeds from reinvestment of distributions	19	38	164	462
Payments for shares redeemed	(322)	(2,801)	(2,742)	(30,938)
Total net increase (decrease)	(262)	(2,489)	$(2,233)	$(27,353)
Core Edge Equity
Proceeds from shares sold	164	1,686	$1,185	$16,745
Proceeds from reinvestment of distributions	—	—	2	—
Payments for shares redeemed	(46)	(717)	(384)	(6,850)
Total net increase (decrease)	118	969	$803	$9,895

6.  Interfund Lending Program

The Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility. Portfolios of the Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs. Miscellaneous expense on the Statements of Operations for the Tuckerman Active REIT Fund include $436 paid under the Interfund Lending Program for the period ended February 28, 2009.

7.  Dividends

On March 2, 2009, the Funds declared the following dividends from net investment income payable on March 6, 2009 to shareholders of record March 3, 2008:

Funds	Net Investment Income
Disciplined Equity	$0.0459
Tuckerman Active REIT	0.0267
IAM SHARES	0.0460

On April 1, 2009, the Funds declared the following dividends from net investment income payable on April 7, 2009 to shareholders of record April 2, 2008:

Funds	Net Investment Income
Tuckerman Active REIT	$0.0378

Notes to Financial Statements

SSgA
Equity Funds

Shareholder Requests for Additional Information — February 28, 2009 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers —
February 28, 2009 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 21 funds. The first table provides information about trustees who are interested persons. The second table provides information about the independent trustees. The third table provides information about the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2008 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2003 to Present, Senior Managing Director; Chairman, SSgA Investment Committee, State Street Global Advisors; • 2006 to Present, Trustee, Berea College; and • 2008 to Present, Chairman, Financial Service Sector Coordinating Counsel.	21	Listed under Principal Occupations

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 909 A Street Tacoma, WA 98402	Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees	• Until December 2008, Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	21	Listed under Principal Occupations

William L. Marshall Born December 12, 1942 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Born November 3, 1956 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	21	Listed under Principal Occupations

Patrick J. Riley Born November 30, 1948 909 A Street Tacoma, WA 98402	Trustee since 1988 Independent Chairman of the Board since January 2009 Member (ex officio), Audit Committee Member (ex officio), Governance Committee Member (ex officio), Valuation Committee Member (ex officio), Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to 2008, Associate Justice, Commonwealth of Massachusetts Superior Court (Retired); • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Born October 31, 1945 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	21	Listed under Principal Occupations

Bruce D. Taber Born April 25, 1947 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Henry W. Todd Born May 4, 1947 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds, Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Mark E. Swanson Born November 26, 1963 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc., Russell Investment Management Company, and Russell Fund Services Company.

Julie B. Piatelli Born August 5, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is chosen and qualified by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999-2004, Senior Manager, PricewaterhouseCoopers LLC.

Gregory J. Lyons Born August 24, 1960 909 A Street Tacoma, WA 98402	Secretary since 2007 and Chief Legal Officer since 2008	Until successor is chosen and qualified by Trustees	• US General Counsel and Assistant Secretary, Frank Russell Company,
• Director and Assistant Secretary, Russell Insurance Agency, Inc.;
• Secretary, Russell Investment Management Company, Russell Financial Services, Inc., and Russell Fund Services Company;
• Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds; and
• Secretary and US General Counsel, Russell Trust Company, Russell Institutional Funds Management LLC.

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson

Shawn C.D. Johnson

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley, Chairman

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James E. Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Gregory J. Lyons, Secretary and Chief Legal Officer

Rick Chase, Assistant Treasurer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Sandra G. Richardson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company
909 A Street
Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Fund Management and Service Providers

DESAR-02/09 (51895)

Item 2. Code of Ethics. [Annual Report Only]

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

Item 5.  Audit Committee of Listed Registrants.  [Not Applicable]

Item 6.  [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10.  Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant’s internal control over financial reporting.

Item 12.  Exhibit List

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA FUNDS

By:	/s/ James E. Ross
James E. Ross
President, Chief Executive Officer and Principal Executive Officer

Date:	April 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross
James E. Ross
President, Chief Executive Officer and Principal Executive Officer

Date:	April 30, 2009

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date:	April 30, 2009